File No. 333-_____

As filed with the SEC on June 27, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  ____

(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire

Dickstein Shapiro LLP

2101 L Street, NW

Washington, DC 20037-1526

(202) 828-2218

Acquisition of the assets of

MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

each a portfolio of Performance Funds Trust

By and in exchange for shares of

FEDERATED PRIME OBLIGATIONS FUND

FEDERATED U.S. TREASURY CASH RESERVES

each a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Money Market Obligations Trust,

without par value

It is proposed that this filing will become effective

on July 27, 2012 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Proxy Statement – Please Vote!

TIME IS OF THE ESSENCE…VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP AVOID ADDITIONAL EXPENSE.

Performance Funds Trust (“Performance Trust”) is holding a special meeting of the shareholders of Money Market Fund, U.S. Treasury Money Market Fund, Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund, and Short Term Government Income Fund (each a “Performance Fund” and, collectively, the “Performance Funds”), each a series of the Performance Trust, at 100 Summer Street, Suite 1500, Boston, MA 02110, at 12:00 o’clock, Noon, Eastern Time, on September 19, 2012. It is important that you vote on the proposals outlined in this Prospectus/Proxy Statement. Please read the Prospectus/Proxy Statement in its entirety to ensure your full understanding of the proposals.

The information that follows summarizes the proposals and the voting process.

What is changing? The Board of Trustees of Performance Trust has recommended and approved proposals to reorganize each Performance Fund into a corresponding Federated mutual fund (each a “Federated Fund” and, collectively, the “Federated Funds”). The Federated Funds that are money market funds and the fixed income Federated Funds are managed by Federated Investment Management Company, and the equity Federated Funds are managed by Federated Equity Management Company of Pennsylvania (each a “Federated Funds Adviser” and, collectively, the “Federated Funds Advisers”). Each Federated Funds Adviser is a wholly-owned subsidiary of Federated Investors, Inc. (“Federated”).

What issue am I being asked to vote on? Shareholders of the Performance Funds are being asked to approve agreements and plans of reorganization to reorganize the following Performance Funds with and into the following corresponding Federated Funds. If the proposals are approved, and the reorganizations consummated, the Performance Funds will reorganize into the Federated Funds, and the holders of shares of the Performance Funds will receive shares of the Federated Funds, as follows:

Reorganizing Fund	Surviving Fund
Money Market Fund	Federated Prime Obligations Fund
Class A Shares	Trust Shares
Institutional Class	Service Shares
U.S. Treasury Money Market Fund	Federated U.S. Treasury Cash Reserves
Institutional Class	Service Shares
Strategic Dividend Fund	Federated Strategic Value Dividend Fund
Class A Shares	Class A Shares
Institutional Class	Institutional Shares
Large Cap Equity Fund	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Intermediate Term Income Fund	Federated Total Return Bond Fund
Class A Shares	Class A Shares
Institutional Class	Service Shares
Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

The Board of Trustees of the Performance Trust unanimously recommends that you vote in favor of the proposals.

Who are the Federated family of funds? Federated is one of the largest investment management organizations in the United States. Through its advisory subsidiaries, it advises 134 funds and manages more than $364 billion in assets under management as of March 31, 2012. Federated has provided asset management services for institutional and individual investors since 1955. (See “Summary – Fund Management” in the attached Prospectus/Proxy Statement for more information.)

Why have the proposals been made? Trustmark Investment Advisors, Inc. informed the Board of Trustees of the Performance Trust of its intent to discontinue and sell its advisory business with respect to its management of the Performance Funds and to discontinue its sponsorship of such Performance Funds. After considering many factors, the Board of Trustees believes it is in the best interests of each Performance Fund to proceed with its reorganization. (See “Summary – Reasons for the Proposed Reorganizations” in the attached Prospectus/Proxy Statement for more information.)

How will I benefit? Each proposed reorganization of a Performance Fund into a corresponding Federated Fund is expected to offer shareholders the opportunity to invest in a larger combined Federated Fund, which has a similar investment objective(s), which could potentially spread fixed costs over its larger asset base and which is part of a larger and more diverse family of mutual funds. (See “Summary – Reasons for the Proposed Reorganizations” in the attached Prospectus/Proxy Statement for more information.)

When will each reorganization take place? With shareholder approval, the Performance Funds are expected to reorganize into the Federated Funds on or about September 21, 2012 (the “Closing Date”).

Will the reorganization cause me to have to pay any taxes? Each reorganization is expected to be a tax-free event. As such, shareholders are not expected to incur capital gains or losses on the exchange of Performance Fund shares for Federated Fund shares as a result of a reorganization. Shareholders will be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after a reorganization. (See “Summary – Federal Tax Consequences” in the attached Prospectus/Proxy Statement for additional information.)

What will happen to my account? If the reorganization of your Performance Fund is approved by shareholders, and the reorganization consummated, accounts with the applicable Performance Fund will be closed and new accounts will be opened with the corresponding Federated Fund. This process will occur automatically, with no action required by you.

Will my current account servicing options transfer over to my new account? Yes, servicing features will transfer automatically to the new accounts with the Federated Funds. However, if you participate in a systematic investment program you will receive a separate communication regarding your continued participation in such a plan.

What if I designated a Performance Fund as an investment in a Traditional IRA or Roth IRA that I established through the Performance Funds? If the reorganization of your Performance Fund is approved, and the reorganization consummated, it is currently anticipated that, with respect to any individual retirement account (“IRA”) or Roth IRA that you established through the Performance Funds, Fifth Third Bank, as the current custodian of your Traditional IRA or Roth IRA, would transfer all of the assets in your Traditional IRA or Roth IRA account to State Street Bank and Trust Company ("State Street") as successor custodian at, or promptly after, the Closing Date. As necessary to effect the transfer, the Performance Funds and/or Fifth Third Bank will separately contact you, or provide additional information to you, about your Traditional IRA or Roth IRA. If you have questions, do not want to participate in the reorganization, or want to handle the investments in your Traditional IRA or Roth IRA in a different manner, you may redeem your investment in the Performance Fund or you may contact the Performance Funds promptly (and, in no event, later than September 15, 2012) to discuss your questions or other alternatives. If the reorganization of your Performance Fund is approved, and consummated, Federated also will be sending further information to each participating shareholder who has a Traditional IRA or Roth IRA after the Closing Date. Please consult your tax advisor on any decisions you make regarding your Traditional IRA or Roth IRA.

Can I continue to work with my current financial intermediary/representative? Yes. Your current financial intermediary or representative can continue to help you with all of the products and services you have relied on in the past – including mutual fund transactions. And, with these reorganizations, these and other Federated funds will be available to you as new investment options in the future.

Will I still have access to historical information about my Fund account(s)? You may contact your agent or the Performance Funds if you have questions about a transaction(s) in your account(s) that took place prior to a reorganization being consummated. After a reorganization is consummated, you will receive transactional information on your Federated Fund account from Federated or your financial intermediary. At year-end, you will receive information from both the Performance Funds and Federated that will be required to file your 2012 tax returns.

Who will pay for each reorganization? Fees and expenses incurred as a direct result of a reorganization will be paid by the Performance Funds’ Adviser, the Federated Funds Advisers and/or their respective affiliates. To the extent that any disposal of portfolio securities is required in connection with the reorganizations, the Performance Funds may dispose of certain securities, acquire replacement securities, and incur related transaction costs, prior to the reorganizations being consummated. (See “Information About the Reorganizations – Costs of Reorganizations” in the attached Prospectus/Proxy Statement for further information.)

How do I vote my shares? You may vote your Performance Fund shares through one of the following methods:

•	by phone using the special toll-free number provided in the proxy materials;
•	online, using the instructions provided in the proxy materials;
•	at the special meeting of shareholders scheduled to be held on Wednesday, September 19, 2012; or
•	by mailing the enclosed Proxy Card.

If you sign and return the Proxy Card without indicating a preference, your vote will be cast in favor of the proposal.

Who do I call with questions about the Proxy/Prospectus Statement? Please contact your agent or you may call the Performance Funds at 1-800-PERFORM.

Money Market Fund

U.S. Treasury Money Market Fund

Strategic Dividend Fund

Large Cap Equity Fund

Leaders Equity Fund

Mid Cap Equity Fund

Intermediate Term Income Fund

Short Term Government Income Fund

each a portfolio of PERFORMANCE FUNDS TRUST

3435 Stelzer Road

Columbus, Ohio 43219

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD SEPTEMBER 19, 2012

A special meeting of the shareholders of each series of the Performance Funds Trust listed above will be held at 100 Summer Street, Suite 1500, Boston, MA 02110, at 12:00 o’clock, Noon, Eastern Time, on September 19, 2012, for the following purposes:

1.	For shareholders of the Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Prime Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of the Money Market Fund in exchange for Trust Shares of Federated Prime Obligations Fund to be distributed pro rata by the Money Market Fund to shareholders of its Class A Shares, and for Service Shares of Federated Prime Obligations Fund to be distributed pro rata by the Money Market Fund to shareholders of its Institutional Class, in complete liquidation, dissolution and termination of the Money Market Fund;
2.	For shareholders of the U.S. Treasury Money Market Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, would acquire all or substantially all of the assets of the U.S. Treasury Money Market Fund, in exchange for Service Shares of Federated U.S. Treasury Cash Reserves to be distributed pro rata by the U.S. Treasury Money Market Fund to shareholders of its Institutional Class, in complete liquidation, dissolution and termination of the U.S. Treasury Money Market Fund;
3.	For shareholders of the Strategic Dividend Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, would acquire all or substantially all of the assets of the Strategic Dividend Fund, in exchange for Class A Shares of Federated Strategic Value Dividend Fund, to be distributed pro rata by the Strategic Dividend Fund to shareholders of its Class A Shares, and for Institutional Shares of Federated Strategic Value Dividend Fund to be distributed pro rata by the Strategic Dividend Fund to shareholders of its Institutional Class, in complete liquidation, dissolution and termination of the Strategic Dividend Fund;
4.	For shareholders of the Large Cap Equity Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all or substantially all of the assets of the Large Cap Equity Fund, in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by the Large Cap Equity Fund to shareholders of its Class A Shares and Class B Shares, and for Institutional Shares of Federated Capital Appreciation Fund to be distributed pro rata by the Large Cap Equity Fund to shareholders of its Institutional Class, in a complete liquidation, dissolution and termination of the Large Cap Equity Fund;
5.	For shareholders of the Leaders Equity Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Mid Cap Growth Strategies Fund, a portfolio of Federated Equity Funds, would acquire all or substantially all of the assets of the Leaders Equity Fund, in exchange for Class A Shares of Federated Mid Cap Growth Strategies Fund to be distributed pro rata by the Leaders Equity Fund to shareholders of its Class A Shares and Class B Shares, and for Institutional Shares of Federated Mid Cap Growth Strategies Fund to be distributed pro rata by the Leaders Equity Fund to shareholders of its Institutional Class, in a complete liquidation, dissolution and termination of the Leaders Equity Fund;
6.	For shareholders of the Mid Cap Equity Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Mid Cap Growth Strategies Fund, a portfolio of Federated Equity Funds, would acquire all or substantially all of the assets of the Mid Cap Equity Fund, in exchange for Class A Shares of Federated Mid Cap Growth Strategies Fund to be distributed pro rata by the Mid Cap Equity Fund to shareholders of its Class A Shares and Class B Shares, and for Institutional Shares of Federated Mid Cap Growth Strategies Fund to be distributed pro rata by the Mid Cap Equity Fund to shareholders of its Institutional Class, in a complete liquidation, dissolution and termination of the Mid Cap Equity Fund;
7.	For shareholders of the Intermediate Term Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., would acquire all or substantially all of the assets of the Intermediate Term Income Fund, in exchange for Class A Shares of Federated Total Return Bond Fund to be distributed pro rata by the Intermediate Term Income Fund to shareholders of its Class A Shares, and for Service Shares of Federated Total Return Bond Fund to be distributed pro rata by the Intermediate Term Income Fund to shareholders of its Institutional Class, in a complete liquidation, dissolution and termination of the Intermediate Term Income Fund;
8.	For shareholders of the Short Term Government Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated U.S. Government Securities Fund: 1-3 Years would acquire all or substantially all of the assets of the Short Term Government Income Fund, in exchange for Service Shares of Federated U.S. Government Securities Fund: 1-3 Years to be distributed pro rata by the Short Term Government Income Fund to shareholders of its Class A Shares and Institutional Class, in a complete liquidation, dissolution and termination of the Short Term Government Income Fund; and
9.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Performance Funds Trust’s Board of Trustees has fixed July 26, 2012, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Performance Funds Trust Board of Trustees,

Curtis Barnes

Secretary

[_____], 2012

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

_______, 2012

Acquisition of the assets of

MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

STRATEGIC DIVIDEND FUND

LARGE CAP EQUITY FUND

LEADERS EQUITY FUND

MID CAP EQUITY FUND

INTERMEDIATE TERM INCOME FUND

SHORT TERM GOVERNMENT INCOME FUND

each a portfolio of PERFORMANCE FUNDS TRUST

3435 Stelzer Road

Columbus, Ohio 43219

Telephone No: 1-800-PERFORM

By and in exchange for shares of

FEDERATED PRIME OBLIGATIONS FUND

FEDERATED U.S. TREASURY CASH RESERVES

each a portfolio of MONEY MARKET OBLIGATIONS TRUST

FEDERATED STRATEGIC VALUE DIVIDEND FUND

FEDERATED CAPITAL APPRECIATION FUND

FEDERATED MID CAP GROWTH STRATEGIES FUND

each a portfolio of FEDERATED EQUITY FUNDS

FEDERATED TOTAL RETURN BOND FUND

a portfolio of FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for the reorganizations (the “Reorganizations”) pursuant to eight separate Agreements and Plans of Reorganization (each a “Plan” and, collectively, as applicable, the “Plans”), pursuant to which certain portfolios (each a “Performance Fund” and, collectively, as applicable, the “Performance Funds”) of Performance Funds Trust (the “Performance Trust”) as described in the chart below would transfer all of their assets (other than any deferred or prepaid expenses shown as an asset on the books of the Performance Funds on the day the Reorganizations are consummated (“Closing Date”), which deferred or prepaid expenses (if any) will not be acquired) to certain corresponding portfolios (each a “Federated Fund” and, collectively, as applicable, the “Federated Funds”) of Money Market Obligations Trust, Federated Equity Funds, Federated Total Return Series, Inc. and Federated U.S. Government Securities Fund: 1-3 Years (each a “Federated Registrant” and, collectively, as applicable, the “Federated Registrants”) as described in the chart below in exchange for shares of certain classes of the respective Federated Funds as set forth in the chart below:

Reorganizing Fund	Surviving Fund
Money Market Fund (“Performance Money Market Fund”)	Federated Prime Obligations Fund
Class A Shares	Trust Shares
Institutional Class	Service Shares
U.S. Treasury Money Market Fund (“Performance U.S. Treasury Money Market Fund”)	Federated U.S. Treasury Cash Reserves
Institutional Class	Service Shares
Strategic Dividend Fund (“Performance Strategic Dividend Fund”)	Federated Strategic Value Dividend Fund
Class A Shares	Class A Shares
Institutional Class	Institutional Shares
Large Cap Equity Fund (“Performance Large Cap Equity Fund”)	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Leaders Equity Fund (“Performance Leaders Equity Fund”)	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Mid Cap Equity Fund (“Performance Mid Cap Equity Fund”)	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Intermediate Term Income Fund (“Performance Intermediate Term Income Fund”)	Federated Total Return Bond Fund
Class A Shares	Class A Shares
Institutional Class	Service Shares
Short Term Government Income Fund (“Performance Short Term Government Income Fund”)	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

The Performance Funds and the Federated Funds are sometimes referred to individually as a “Fund” and collectively, as applicable, as the “Funds.” The Performance Money Market Fund, Performance U.S. Treasury Money Market Fund, Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves (each a “Money Market Fund” and, collectively, as applicable, the “Money Market Funds”) are money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), which is the regulation that governs money market mutual funds.

The separate Plans for the Money Market Funds and the fluctuating net asset value (“NAV”) funds (“Non-Money Market Funds”) are similar, and forms of such Plans are attached as Annex A-1 (Money Market Funds) and Annex A-2 (Non-Money Market Funds). Under each Plan, the applicable Performance Fund will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Performance Fund, which currently are not expected to be material in amount when the Reorganizations are consummated on the Closing Date, will not be acquired) to the corresponding Federated Fund in exchange for shares of the applicable share classes of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Performance Fund to its shareholders in complete liquidation and dissolution of such Performance Fund. The Federated Funds will be the accounting survivors in the Reorganizations. As a result of the Reorganizations, each owner of shares of a Performance Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the applicable Performance Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of each Performance Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures (although it is not anticipated that the use of a Federated Fund’s valuation procedures will result in a material revaluation of a Performance Fund’s assets at the time of the Reorganizations). Since the Money Market Funds are money market funds, and value their shares at a NAV of $1.00 per share, it is expected that the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund shareholders will receive the same number of shares of the Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves, as applicable, as they currently hold in the Performance Money Market Fund or the Performance U.S. Treasury Money Market Fund. After the liquidating distributions are made by the Performance Funds, the Performance Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Performance Fund, if any, should be turned in to the applicable Performance Fund and will be canceled by the Performance Fund upon consummation of its Reorganization. The Performance Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Performance Funds described above, the Performance Trust will take steps to wind-down its, and the Performance Funds’, affairs and to have its, and the Performance Funds’, existence dissolved and terminated in accordance with applicable law and other applicable requirements, and will make any filings with the U.S. Securities and Exchange Commission (“SEC”) and state authorities as may be required to deregister the Performance Trust as an investment company and to terminate its existence. The Reorganizations will result in a complete liquidation, dissolution and termination of the Performance Funds and termination of the Performance Trust.

For a comparison of the investment objectives, policies and risks of the Performance Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Performance Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables,” “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations – Description of Federated Fund Shares and Capitalization.”

The Federated Funds that are Money Market Funds and the fixed income Federated Funds are managed by Federated Investment Management Company, and the equity Federated Funds are managed by Federated Equity Management Company of Pennsylvania (each a “Federated Funds Adviser” and, collectively, the “Federated Funds Advisers”). Each of the Federated Funds Advisers is a subsidiary of Federated Investors, Inc. (“Federated”). The Performance Funds are each managed by Trustmark Investment Advisors, Inc. (the “Performance Funds Adviser”). The Performance Strategic Dividend Fund is subadvised by Orleans Capital Management.

The Reorganizations are expected to be tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the federal income tax consequences of the Reorganizations, see “Summary – Federal Tax Consequences.”

This Prospectus/Proxy Statement and the enclosed proxy cards are expected to be mailed on or about August 15, 2012, to shareholders of record at the close of business on July 26, 2012 (the “Record Date”).

If the proposed Reorganizations are approved by shareholders, it is anticipated that shareholders of the Performance Funds will receive shares in the corresponding Federated Funds on or about September 21, 2012.

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganizations. This Prospectus/Proxy Statement is accompanied by the applicable prospectuses of the Federated Funds as follows:

Prospectuses for Federated Prime Obligations Fund’s Trust Shares and Service Shares dated September 30, 2011 (File Nos.: 811-5950 and 33-31602); the prospectus for Federated U.S. Treasury Cash Reserves’ Service Shares (formerly designated as Institutional Service Shares) dated June 30, [2011] (File Nos.: 811-5950 and 33-31602), the prospectus for Federated U.S. Government Securities Fund: 1-3 Years - Service Shares dated April 30, 2012 (File Nos.: 811-3947 and 002-89028), the prospectus for Federated Total Return Bond Fund’s Class A Shares and Service Shares dated January 31, 2012 (File Nos.: 811-7115 and 33-50773), the prospectus for Federated Strategic Value Dividend Fund’s Class A Shares and Institutional Shares dated December 31, 2011 (File Nos.: 811-4017 and 2-91090), the prospectus for Federated Capital Appreciation Fund’s Class A Shares and Institutional Shares dated December 31, 2011 (File Nos.: 811-4017 and 2-91090) and the prospectus for Federated Mid Cap Growth Strategies Fund’s Class A Shares and Institutional Shares dated December 31, 2011, each of which is incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”).

A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated [_____], 2012, as well as SAIs for Federated Prime Obligations Fund- Trust Shares and Service Shares dated September 30, 2011 (File Nos.: 811-5950 and 33-31602) and Federated U.S. Treasury Cash Reserves- Service Shares dated June 30, [2011] (File Nos.: 811-5950 and 33-31602), the SAI for Federated U.S. Government Securities Fund: 1-3 Years’ Service Shares dated April 30, 2012 (File Nos.: 811-3947 and 002-89028), the SAI for Federated Total Return Bond Fund’s Class A Shares and Service Shares dated January 31, 2012 (File Nos.: 811-7115 and 33-50773), the SAI for Federated Strategic Value Dividend Fund’s Class A Shares and Institutional Shares dated December 31, 2011 (File Nos.: 811-4017 and 2-91090), the SAI for Federated Capital Appreciation Fund’s Class A Shares and Institutional Shares dated December 31, 2011 (File Nos.: 811-4017 and 2-91090) and the SAI for Federated Mid Cap Growth Strategies Fund’s Class A Shares and Institutional Shares dated December 31, 2011, each containing additional information, have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference (the “Incorporated Federated Fund SAIs”).

The SAI relating to this Prospectus/Proxy Statement dated [ ], 2012, contains pro forma financial statements for certain of the Federated Funds. Pursuant to Item 14(2) of Form N-14, the only pro forma financial statements required by Rule 11-01 of Regulation S-X to be prepared are for the Federated Funds involved in the Reorganizations involving the Performance Leaders Equity Fund and Performance Mid Cap Equity Fund, which are being reorganized with and into the Federated Mid Cap Growth Strategies Fund, and the Performance Short Term Government Income Fund, which is being reorganized into the Federated U.S. Government Securities Fund: 1-3 Years. In the case of these Reorganizations, the NAV of each Performance Fund, measured at May 31, 2012, exceeded ten percent of the corresponding Federated Fund’s NAV, measured at [May 31,] 2012. For each of the other Reorganizations, the NAV of each other Performance Fund, measured at May 31, 2012, did not exceed ten percent of the corresponding other Federated Fund’s NAV, measured at [May 31,] 2012; accordingly, pro forma financial statements for the other Federated Funds involved in the other Reorganizations are not required to be included in the SAI relating to this Prospectus/Proxy Statement.

A prospectus and SAI for each Performance Fund dated October 1, 2011 (811-06603 and 033-46488), has been filed with the SEC and each is incorporated herein by reference.

In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1.	Annual Report for Federated Prime Obligations Fund’s Trust Shares and Service Shares dated July 31, 2011 (File Nos.: 811-5950 and 33-31602);
2.	Semi-Annual Report for Federated Prime Obligations Fund’s Trust Shares and Service Shares dated January 31, 2012 (File Nos.: 811-5950 and 33-31602);
3.	Annual Report for Federated U.S. Treasury Cash Reserves’ Service Shares dated April 30, [2011] (File Nos.: 811-5950 and 33-31602);
4.	[Semi-Annual Report for Federated U.S. Treasury Cash Reserves’ Service Shares dated October 31, 2011 (File Nos.: 811-5950 and 33-31602)];
5.	Annual Report for Federated U.S. Government Securities Fund: 1-3 Years’ Service Shares dated February 29, 2012 (File Nos.: 811-3947 and 002-89028);
6.	Annual Report Federated Total Return Bond Fund’s Class A Shares and Service Shares dated November 30, 2011 (File Nos.: 811-7115 and 33-50773);
7.	[Semi-Annual Report Federated Total Return Bond Fund’s Class A Shares and Service Shares dated May 31, 2012 (File Nos.: 811-7115 and 33-50773)];
8.	Annual Report for Federated Strategic Value Dividend Fund’s Class A Shares and Institutional Shares dated October 31, 2011 (File Nos.: 811-4017 and 2-91090);
9.	Semi-Annual Report for Federated Strategic Value Dividend Fund’s Class A Shares and Institutional Shares dated April 30, 2012 (File Nos.: 811-4017 and 2-91090);
10.	Annual Report for Federated Capital Appreciation Fund’s Class A Shares and Institutional Shares dated October 31, 2011 (File Nos.: 811-4017 and 2-91090);
11.	Semi-Annual Report for Federated Capital Appreciation Fund’s Class A Shares and Institutional Shares dated April 30, 2012 (File Nos.: 811-4017 and 2-91090);
12.	Annual Report for Federated Mid Cap Growth Strategies Fund’s Class A Shares and Institutional Shares dated October 31, 2011;
13.	Semi-Annual Report for Federated Mid Cap Growth Strategies Fund’s Class A Shares and Institutional Shares dated April 30, 2012 (File Nos.: 811-4017 and 2-91090);
14.	Annual Report for each Performance Fund’s Class A Shares, Class B Shares and Institutional Class, dated May 31, 2011 (File Nos. 811-06603 and 033-46488); and
15.	Semi-Annual Report for each Performance Fund’s Class A Shares, Class B Shares and Institutional Class, dated November 30, 2011 (File Nos.: 811-06603 and 033-46488).

Copies of these materials and other information about the Performance Funds and the Federated Funds may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Performance Funds and the Federated Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on September 19, 2012: This Prospectus/Proxy Statement is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy cards and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.

An investment in the Funds is not a deposit of Trustmark National Bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or Trustmark National Bank.

Although the Money Market Funds seek to preserve the value of a shareholder’s investment at $1.00 per share, there is no guarantee that any Money Market Fund will do so and it is possible to lose money by investing in the Money Market Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THESES FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THESE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. Although the MONEY MARKET Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the MONEY MARKET Funds.

Table of Contents

Page

SUMMARY	11
Reasons For The Proposed Reorganizations	13
Federal Tax Consequences	15
Comparison Of Investment Objectives, Policies And Risks	16
Comparison of Investment Limitations	40
Comparative Fee Tables	67
Comparison Of Potential Risks And Rewards; Performance Information	101
Financial Highlights	132
Fund Management	132
Advisory Fees, Services Fees, Shareholder Fees And Other Expenses	138
Purchase, Redemption And Exchange Procedures	142
Dividends And Distributions; Tax Information; Frequent Trading;
Portfolio Holdings Information	149
INFORMATION ABOUT THE REORGANIZATIONS	151
Description Of The Agreements And Plans Of Reorganization	151
Background And Trustees’ Considerations Relating To The Proposed Reorganizations	152
Costs of Reorganizations	155
Description Of The Performance Funds And The Federated Funds Capitalization	155
federal Income Tax Consequences	162
Agreement Between Federated, The Performance Funds Adviser and Trustmark National Bank	166
Comparative Information on Shareholder Rights and Obligations	168
INFORMATION ABOUT THE PERFORMANCE FUNDS AND THE FEDERATED FUNDS	178
Where to Find Additional Information	178
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING	178
Proxies, Quorum and Voting at the Special Meeting	179
Share Ownership of the Funds	180
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY	182
FORM OF AGREEMENT AND PLAN OF REORGANIZATION (MONEY MARKET FUNDS) (ANNEX A-1)	185
FORM OF AGREEMENT AND PLAN OF REORGANIZATION (NON-MONEY MARKET FUNDS) (ANNEX A-2)	202
FINANCIAL HIGHLIGHTS– FEDERATED PRIME OBLIGATIONS FUND-TRUST SHARES (ANNEX B-1)	220
Financial Highlights– Federated Prime Obligations Fund-Service Shares (Annex B-2)	221
FINANCIAL HIGHLIGHTS–FEDERATED U.S. TREASURY CASH RESERVES-SERVICE SHARES (ANNEX B-3)	222
FINANCIAL HIGHLIGHTS–FEDERATED STRATEGIC VALUE DIVIDEND FUND-CLASS A SHARES (ANNEX B-4)	223
FINANCIAL HIGHLIGHTS–FEDERATED STRATEGIC VALUE DIVIDEND FUND-INSTITUTIONAL SHARES (ANNEX B-5)	225
FINANCIAL HIGHLIGHTS–FEDERATED CAPITAL APPRECIATION FUND –CLASS A SHARES (ANNEX B-6)	227
FINANCIAL HIGHLIGHTS–FEDERATED CAPITAL APPRECIATION FUND –INSTITUTIONAL SHARES (ANNEX B-7)	229
FINANCIAL HIGHLIGHTS–FEDERATED MID CAP GROWTH STRATEGIES FUND –CLASS A SHARES (ANNEX B-8)	230
FINANCIAL HIGHLIGHTS–FEDERATED MID CAP GROWTH STRATEGIES FUND –INSTITUTIONAL SHARES (ANNEX B-9)	232
FINANCIAL HIGHLIGHTS–FEDERATED TOTAL RETURN BOND FUND-CLASS A SHARES (ANNEX B-10)	233
FINANCIAL HIGHLIGHTS–FEDERATED TOTAL RETURN BOND FUND-SERVICE SHARES (ANNEX B-11)	234
FINANCIAL HIGHLIGHTS–FEDERATED U.S. SECURITIES FUND: 1-3 YEARS-SERVICE SHARES (ANNEX B-12)	235

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.

If the proposed reorganizations (“Reorganizations”) are approved, under eight separate Agreements and Plans of Reorganization (each a “Plan” and, collectively, as applicable, the “Plans”), each of the Money Market Fund, U.S. Treasury Money Market Fund, Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund and Short Term Government Income Fund (each a “Performance Fund” and, collectively, as applicable, the “Performance Funds”), each a portfolio of Performance Funds Trust (“Performance Trust”), will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Performance Fund, which currently are not expected to be material in amount when the Reorganizations are consummated (the “Closing Date”), will not be acquired) to the Federated Prime Obligations Fund, Federated U.S. Treasury Cash Reserves, Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund, Federated Mid Cap Growth Strategies Fund, Federated Mid Cap Growth Strategies Fund, Federated Total Return Bond Fund and Federated U.S. Government Securities Fund: 1-3 Years (each a “Federated Fund” and, collectively, as applicable, the “Federated Funds”), each a portfolio of Money Market Obligations Trust, Federated Equity Funds, Federated Total Return Series, Inc., and Federated U.S. Government Securities Fund: 1-3 Years (each a “Federated Registrant” and, collectively, as applicable, the “Federated Registrants”), in exchange for shares of the applicable classes of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Performance Fund to its shareholders in complete liquidation and dissolution of the Performance Fund. The Federated Funds will be the accounting survivors in the Reorganizations.

The Performance Funds and the Federated Funds are sometimes referred to as a “Fund” and, collectively, as applicable, the “Funds”). The Performance Money Market Fund, Performance U.S. Treasury Money Market Fund, Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves (each a “Money Market Fund” and, collectively, as applicable, the “Money Market Funds”) are money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), which is the regulation that governs money market mutual funds. The remaining Funds, which are not money market funds, are fluctuating net asset value (“NAV”) mutual funds (each a “Non-Money Market Fund” and, collectively, as applicable, the “Non-Money Market Funds”).

As a result of the Reorganizations, each owner of shares of a Performance Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the applicable Performance Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of each Performance Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures (although it is not anticipated that the use of a Federated Fund’s valuation procedures will result in a material revaluation of a Performance Fund’s assets at the time of the Reorganizations). Since the Money Market Funds are money market funds, and value their shares at a NAV of $1.00 per share, it is expected that the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund shareholders will receive the same number of shares of the Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves, as applicable, as they currently hold in the Performance Money Market Fund and/or the Performance U.S. Treasury Money Market Fund.

The separate Plans for the Money Market Funds and the Non-Money Market Funds are similar, and forms of such Plans are attached as Annex A-1 (Money Market Funds) and Annex A-2 (Non-Money Market Funds).

After the liquidating distributions are made by the Performance Funds, the Performance Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Performance Fund, if any, should be turned in to the applicable Performance Fund and will be canceled by the Performance Fund upon consummation of its Reorganization. The Performance Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Performance Funds described above, the Performance Trust will take steps to wind-down its, and the Performance Funds’, affairs and to have its, and the Performance Funds’, existence dissolved and terminated in accordance with applicable law and other applicable requirements, and will make any filings with the U.S. Securities and Exchange Commission (“SEC”) and state authorities as may be required to deregister the Performance Trust as an investment company and to terminate its existence. The Reorganizations will result in a complete liquidation, dissolution and termination of the Performance Funds and the termination of the Performance Trust.

For a comparison of the investment objectives, policies and risks of the Performance Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Performance Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables,” “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations – Description of Federated Fund Shares and Capitalization.”

The Federated Funds that are Money Market Funds and the fixed income Federated Funds are managed by Federated Investment Management Company, and the equity Federated Funds are managed by Federated Equity Management Company of Pennsylvania (each a “Federated Funds Adviser” and, collectively, the “Federated Funds Advisers”). Each of the Federated Funds Advisers is a subsidiary of Federated Investors, Inc. (“Federated”). The Performance Funds are each managed by Trustmark Investment Advisors, Inc. (the “Performance Funds Adviser”). The Performance Strategic Dividend Fund is subadvised by Orleans Capital Management.

If shareholders of a Performance Fund fail to approve a Reorganization, such Performance Fund will not be reorganized and the Performance Trust Board of Trustees (the “Performance Fund Board”) will consider other alternatives for the Performance Fund. The consummation of one Reorganization is not dependent on the consummation of any other Reorganization.

For shareholders with individual retirement accounts (“IRA”) established through the Performance Funds, if the Reorganization of a shareholder’s Performance Fund is approved by shareholders, and the Reorganization consummated, it is currently anticipated that Fifth Third Bank, as the current custodian of any shareholder’s Traditional IRA or Roth IRA, would transfer all of the assets in the shareholder’s Traditional IRA or Roth IRA account to State Street Bank and Trust Company ("State Street") as successor custodian of the shareholder’s Traditional IRA or Roth IRA at, or promptly after, the Closing Date. As necessary to effect the transfer, the Performance Funds and/or Fifth Third Bank will separately contact the shareholder, or provide additional information to the shareholder, about the shareholder’s Traditional IRA or Roth IRA. If a shareholder has questions, does not want to participate in the Reorganization, or wants to handle the investments in the shareholder’s Traditional IRA or Roth IRA in a different manner, the shareholder may redeem the shareholder’s investment in the Performance Fund or the shareholder may contact the Performance Funds promptly (and, in no event, later than September 15, 2012) to discuss the shareholder’s questions or other alternatives. If the Reorganization of a shareholder’s Performance Fund is approved by shareholders, and consummated, Federated also will be sending further information to each participating shareholder who has a Traditional IRA or Roth IRA after the Closing Date. Please consult your tax advisor regarding any decisions you make regarding your Traditional IRA or Roth IRA.

Financial Highlights for Federated Prime Obligations Fund – Trust Shares, Federated Prime Obligations Fund – Service Shares and Federated U.S. Treasury Cash Reserves – Service Shares, each a portfolio of Money Market Obligations Trust, Federated Strategic Value Dividend Fund – Class A Shares, Federated Strategic Value Dividend Fund – Institutional Shares, Federated Capital Appreciation Fund – Class A Shares, Federated Capital Appreciation Fund – Institutional Shares, Federated Mid Cap Growth Strategies Fund – Class A Shares and Federated Mid Cap Growth Strategies Fund – Institutional Shares, each a portfolio of Federated Equity Funds, Federated Total Return Bond Fund – Class A Shares, Federated Total Return Bond Fund – Service Shares, a portfolio of Federated Total Return Series, Inc., and Federated U.S. Government Securities Fund: 1-3 Years – Service Shares, are attached to this Prospectus/Proxy Statement as Annex B-1, Annex B-2, Annex B-3, Annex B-4, Annex B-5, Annex B-6, Annex B-7, Annex B-8, Annex B-9, Annex B-10, Annex B-11 and Annex B-12, respectively.

For more complete information, please read the prospectuses and statements of additional information (“SAIs”) for the Federated Prime Obligations Fund- Trust Shares and Service Shares dated September 30, 2011, Federated U.S. Treasury Cash Reserves – Service Shares dated June 30, [2011], Federated U.S. Government Securities Fund: 1-3 Years – Service Shares dated April 30, 2012, Federated Total Return Bond Fund – Class A Shares and Service Shares dated January 31, 2012, Federated Strategic Value Divided Fund – Class A Shares and Institutional Shares dated December 31, 2011, Federated Capital Appreciation Fund – Class A Shares and Institutional Shares dated December 31, 2011 and Federated Mid Cap Growth Strategies Fund – Class A Shares and Institutional Shares dated December 31, 2011, as well as the SAI relating to this Prospectus/Proxy Statement. A copy of the prospectuses of each applicable Federated Fund accompanies this Prospectus/Proxy Statement. The SAI related to this Prospectus/Proxy Statement can be obtained without charge by writing or by calling the Federated Funds or the Performance Funds at the addresses and telephone numbers shown on the previous pages.

An investment in the Money Market Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or Trustmark National Bank. Although money market funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

Reasons For The Proposed Reorganizations

At meetings held on April 7, 2011, May 3, 2011, May 6, 2011, August 9, 2011, November 3, 2011, February 7, 2012, May 31, 2012 and June 25, 2012, the Performance Funds Board, including the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”), discussed, and on June 25, 2012, ultimately approved, each of the Reorganizations. At certain of these meetings, the Performance Funds Board met with representatives of the Performance Funds Adviser and Trustmark National Bank, and with representatives of Federated and the Federated Funds Advisers. The Performance Funds Adviser advised the Performance Funds Board that the Reorganizations are being proposed, from its perspective, for financial and strategic reasons. The Performance Funds Adviser has determined to discontinue and sell its advisory business with respect to its management of the Performance Funds and to discontinue its sponsorship of such Performance Funds. This decision was based on a variety of factors, including increasing and potentially uncertain regulatory requirements, increasing compliance and operational costs, the interest rate and market environments surrounding money funds, and pursuing alternative business objectives.

The Performance Funds Adviser believes that the Reorganizations of the assets of the Performance Funds into the Federated Funds also will benefit the Performance Funds’ shareholders through the Federated Funds’ broader distribution capacity potentially resulting in larger, more viable funds with the potential for greater diversification and investment opportunities. In addition, the Performance Funds Adviser actively pursued alternatives that would allow each Performance Fund shareholder to have the opportunity to: (1) pursue an investment objective that is similar to the shareholder’s original investment objective through a tax-free reorganization of the shareholder’s Performance Fund with a comparable Federated Fund; (2) become part of a larger and more diverse family of mutual funds; (3) invest in a larger combined fund with increased long-term growth prospects, which could have the potential for greater efficiencies and the ability to spread relative fixed costs over a larger asset base; and (4) invest in a family of mutual funds managed by investment advisers that have extensive investment management resources, fund management experience and capabilities and resources that can be provided to support shareholders. The Performance Funds Adviser believes that Federated’s ability to provide support to shareholders (including compliance, legal, back office and shareholder services) and grow the Federated Funds through multiple distribution channels and experienced investment professionals is expected to benefit the Performance Funds’ shareholders. As of May 31, 2012, the approximate net assets of the Performance Funds and Federated Funds were as follows:

Performance Funds	Net Assets (5/31/12)	Federated Funds	Net Assets (5/31/12)
Performance Money Market Fund	$514,565,472	Federated Prime Obligations Fund	$48,870,295,685
Performance U.S. Treasury Money Market Fund	$118,231,973	Federated U.S. Treasury Cash Reserves	$18,059,576,737
Performance Strategic Dividend Fund	$43,753,036	Federated Strategic Value Dividend Fund	$5,958,036,637

Performance Large Cap Equity Fund	$63,961,899	Federated Capital Appreciation Fund	$883,146,863
Performance Leaders Equity Fund	$27,067,521	Federated Mid Cap Growth Strategies Fund	$260,260,574
Performance Mid Cap Equity Fund	$49,036,361	Federated Mid Cap Growth Strategies Fund	$260,260,574
Performance Intermediate Term Income Fund	$75,430,304	Federated Total Return Bond Fund	$7,418,296,056
Performance Short Term Government Income Fund	$76,046,004	Federated U.S. Government Securities Fund: 1-3 Years	$449,324,430

In addition, the Performance Funds Adviser also believes that the Performance Funds’ shareholders are expected to benefit from Federated’s experience with its mutual fund business, Federated’s investment management resources and the compatibility between the Performance Funds and Federated Funds in terms of investment objectives, strategies, risks and limitations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations” in this Prospectus/Proxy Statement for additional information.

The Performance Funds Adviser believes that the Federated Funds offer competitive fund expenses, performance and diversification. Even though the stated total gross expense ratios of the Federated Funds generally are slightly higher than the expense ratios of the Performance Funds, the Federated Funds generally have lower stated net expense ratios. Also, although the Performance Funds that are Money Market Funds have been operated at various times with additional voluntary waivers that reduced the net expense ratio (after the additional voluntary waivers) of those Performance Funds below the net expense ratios of the corresponding Federated Funds that are Money Market Funds, given that these additional waivers may be terminated at any time and that the Performance Funds Adviser has determined to discontinue and sell its advisory business with respect to its management of the Performance Funds, there can be no guarantee that such additional voluntary waivers would continue in the future. Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” for additional information on Fund expense ratios. Even though the performance of the Federated Funds has trailed the performance of the Performance Funds for certain periods, the Federated Funds also generally have better long term performance. Please see “Summary – Comparison of Potential Risks and Rewards; Performance Information” in this Prospectus/ Proxy Statement for additional information on Fund performance.

The Reorganizations are also intended to be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”) for the Performance Funds, their shareholders and the Federated Funds. As a condition to each Reorganization, each Performance Fund and Federated Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the Performance Fund or the Federated Fund or the shareholders of the Performance Fund. The Performance Funds Adviser advised the Performance Funds Board that it believes a tax-free Reorganization under the Code generally would be a preferable tax result for shareholders as compared to a liquidation of the Performance Funds.

The Performance Funds Adviser also noted that all fees and expenses incurred by Funds would be paid by the Performance Funds Adviser or Federated, or their respective affiliates, and not by Fund shareholders, except that (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states on an as incurred basis, and (2) to the extent that the Performance Funds or Federated Funds dispose of portfolio securities in connection with the consummation of the proposed Reorganizations, the Funds may incur transaction expenses associated with the sale and purchase of such securities. The Performance Funds Adviser noted that the Performance Funds will likely dispose of certain securities prior to the proposed Reorganizations being consummated to better align the portfolios of the Performance Funds and Federated Funds.

The Performance Funds Board determined to recommend to shareholders of the Performance Funds that they vote to approve the Reorganizations. The Performance Funds Board, including a majority of the Independent Trustees of the Performance Funds Board, determined that the Reorganizations are in the best interest of the Performance Funds and their shareholders.

In light of the above rationale and considerations, in considering the proposed Reorganizations, the Performance Funds Board took into account a number of factors, including, but not limited to:

•	The investment objectives, policies, risks and limitations of the Performance Funds and the Federated Funds are generally similar. See “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations”;
•	The generally lower stated net expense ratios of the Federated Funds, and the fact that the Performance Funds Adviser has decided to exit the mutual fund management business and cease its sponsorship of the Performance Funds. See “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses”;
•	The generally competitive performance of the Federated Funds, including the long-term performance of the Federated Funds. See “Summary – Summary – Comparison of Potential Risks and Rewards; Performance Information”;
•	The Reorganizations are intended to be structured as tax-free reorganizations under the Code, which generally would be a preferable tax result for shareholders as compared to a liquidation of the Performance Funds (which generally would result in taxable redemptions). See “Summary – Federal Tax Consequences”;
•	The range and quality of services that the shareholders of the Performance Funds will receive as shareholders of the Federated Funds will generally be comparable to the range and quality of services that such shareholders currently receive;
•	Shareholders of each Performance Fund will not pay a sales charge to acquire shares of each corresponding Federated Fund in connection with the Reorganizations;
•	The Federated Funds Advisers’ experienced investment professionals and investment management resources may benefit the Performance Funds’ shareholders; and
•	Federated’s experience with its mutual fund business. See “Summary – Fund Management.”

Given the above factors, the Performance Funds Adviser advised the Performance Funds Board, and the Performance Funds Board concluded, that when considering the totality of the factors, the Reorganizations are in the best interest of the Performance Funds and their shareholders.

Based on the foregoing, the Performance Funds Board, including the Independent Trustees, approved the Reorganizations on behalf of the Performance Funds. The Performance Funds Board also has voted to recommend to shareholders of the Performance Funds the approval of the Plans pursuant to which the Federated Funds would acquire all of the assets of the Performance Funds (except that any deferred or prepaid expenses shown as an asset on the books of the Performance Funds, which currently are not expected to be material in amount on the Closing Date, will not be acquired), in exchange for the applicable share classes of the Federated Funds.

The Board of Trustees/Directors of the Federated Funds (together, the “Federated Funds Board”) likewise approved the Reorganizations on behalf of the Federated Funds. The Federated Funds Board, including a majority of the trustees/directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees/Directors”), determined that the Reorganizations are in the best interest of the Federated Funds.

Federal Tax Consequences

As a condition to each Reorganization, the Performance Fund and Federated Fund will receive an opinion of counsel to the effect that (among other things): (1) the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the Federated Fund, the Performance Fund, or the Performance Fund’s shareholders; and (2) the aggregate tax basis of the Federated Fund shares received by each shareholder of the Performance Fund will be the same as the aggregate tax basis of that shareholder’s shares in the Performance Fund immediately prior to the Reorganization.

To the extent any Performance Fund will be in a net capital gain position (after netting with any capital loss carryforward) prior to its Reorganization, that Performance Fund intends to make distributions of the capital gains (as well as any other required distributions) prior to its Reorganization being consummated. Prior to the consummation of the Reorganizations, the Performance Funds Adviser will dispose of investments from the portfolios of the Performance Funds that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Performance Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. As of the Closing Date, if such dispositions of portfolio securities, together with any other dispositions of portfolio securities from a portfolio of the Performance Funds, result in a Performance Fund having a net capital gain, such capital gains will be distributed to shareholders as taxable distributions prior to the consummation of the Reorganization. Accordingly, such dispositions may result in increased taxable distributions to Performance Fund shareholders. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds also may incur transaction expenses associated with the sale and purchase of portfolio securities. Shareholders of the Performance Funds will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Performance Funds immediately before the Closing Date. In addition, because the shareholders of a Performance Fund will receive shares of an applicable Federated Fund, they will receive a proportionate share of any “built in” (unrealized) gains in the applicable Federated Fund’s assets when such gains are eventually realized (if applicable) and distributed by the Federated Fund, as well as any taxable gains realized by the Federated Fund but not distributed to its shareholders prior to the Reorganization. See “Information About the Reorganizations – Federal Income Tax Consequences” for additional information about the tax consequences of the Reorganizations.

Shareholders of the Performance Funds should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganizations in light of their individual circumstances.

THE BOARD OF TRUSTEES OF THE PERFORMANCE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” APPROVAL OF THE REORGANIZATIONS

Comparison Of Investment Objectives, Policies And Risks

This section will help you compare the investment objectives, policies and risks of each of the Performance Funds with the corresponding Federated Funds. In general, the investment objectives, policies and risks of the Funds are similar. The differences in the Funds’ investment objectives, policies and risks are discussed below. While there is no assurance that any Fund will achieve its investment objectives, each Fund endeavors to achieve its investment objectives by following the policies and strategies discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the prospectuses and SAIs of the Performance Funds and the Federated Funds. See “Summary – Comparison of Investment Limitations” for a comparison of the Funds’ investment limitations.

The investment objective for each Performance Fund and each Federated Fund, other than the Performance Strategic Dividend Fund and the Performance Leaders Equity Fund, is fundamental and can only be changed with shareholder approval. The investment objectives of the Performance Strategic Dividend Fund and Performance Leaders Equity Fund are non-fundamental and can be changed by the Performance Funds Board without shareholder approval.

Please note that an investment in the Funds is not a deposit of Trustmark National Bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or Trustmark National Bank.

Although the Money Market Funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

Performance Money Market Fund - Federated Prime Obligations Fund

Investment Objectives

The investment objective of the Performance Money Market Fund is as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Federated Prime Obligations Fund is to provide current income consistent with stability of principal.

Investment Policies and Strategies

In pursuing their investment objectives and implementing their strategies, the Funds are subject to Rule 2a-7 under the 1940 Act (“Rule 2a-7”). In pursuing their investment objectives and implementing their strategies, the Funds are subject to Rule 2a-7. Each Fund will: (1) maintain a dollar-weighted average maturity (“DWAM”) of 60 days or less; and (2) maintain a weighted average life (“WAL”) of 120 days or less.

The Performance Money Market Fund and the Federated Prime Obligations Fund both invest primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. Each Fund’s investment adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by a Fund and to select investments with enhanced yields.

The Performance Funds Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Performance Funds Board and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Performance Money Market Fund will purchase securities based on the Performance Funds Adviser’s credit analysis of a security’s issuer. The Performance Money Market Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one rating agency has rated the security, within the top two rating categories by that rating agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Performance Funds Board. The Performance Money Market Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Performance Money Market Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

The Federated Funds Adviser for the Federated Prime Obligations Fund performs fundamental credit analysis to develop an approved database of issuers and securities that meet the Federated Funds Adviser’s standard for minimal credit risk. The Federated Funds Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain NRSROs.

The Federated Funds Adviser for Federated Prime Obligations Fund targets a DWAM range based upon its interest rate outlook. The Federated Funds Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Federated Funds Adviser structures the portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Federated Prime Obligations Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Funds’ investments, rather than evenly spread across the range. The Federated Funds Adviser generally adjusts the portfolio’s DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Federated Funds Adviser generally shortens the portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes

The Federated Prime Obligations Fund has an industry concentration policy. Under the industry concentration policy, the Federated Prime Obligations Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Federated Prime Obligations Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Federated Prime Obligations Fund will invest more than 25% of its total assets in the financial services industry.

The Federated Prime Obligations Fund may temporarily depart from its principal investment strategies, including its strategy of investing at least 25% of its assets in the financial services industry, by holding cash, shortening the portfolio’s DWAM, or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflow. It is possible that such investments could affect the Federated Prime Obligations Fund’s investment returns and/or the Federated Prime Obligations Fund’s ability to achieve its investment objective.

Investment Risks

Because the Federated Prime Obligations Fund and the Performance Money Market Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Issuer Credit Risk. There is a possibility that issuers of securities in which a Fund may invest may default on the payment of interest or principal on the securities when due, which would cause a Fund to lose money.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Risk Associated with Use of Amortized Cost. In the unlikely event that a Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Changing Distribution Levels Risk/Additional Factors Affecting Yield. There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. The Fund’s yield may vary.

While the risks of the Funds do not materially differ, the Performance Money Market Fund’s prospectus also contains the following risk disclosure:

•	Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar investment objectives.

While the risks of the Funds do not materially differ, the Federated Prime Obligations Fund’s prospectus also contains the following risk disclosure:

•	Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
•	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
•	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

•         Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

•         Risk Associated with Investing Share Purchase Proceeds. On days where there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Performance U.S. Treasury Money Market Fund - Federated U.S. Treasury Cash Reserves

Investment Objectives

The investment objective of Performance U.S. Treasury Money Market Fund is as high a level of current income as is consistent with liquidity and maximum safety of principal. The investment objective of Federated U.S. Treasury Cash Reserves is current income consistent with stability of principal and liquidity.

Investment Policies and Strategies

In pursuing their investment objectives and implementing their strategies, the Funds are subject to Rule 2a-7. Each Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a WAL of 120 days or less.

The Performance U.S. Treasury Money Market Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. The Performance U.S. Treasury Money Market Fund normally invests substantially all of its assets in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury. In managing the Performance U.S. Treasury Money Market Fund, the Performance Funds Adviser focuses on generating a high-level of income, and generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the Performance Funds Adviser buys and holds securities until their maturity.

The Federated U.S. Treasury Cash Reserves invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax.

The Federated Funds Adviser for Federated U.S. Treasury Cash Reserves targets a DWAM range based upon its interest rate outlook. The Federated Funds Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

   current U.S. economic activity and the economic outlook;
   current short-term interest rates;
   the Federal Reserve Board’s policies regarding short-term interest rates; and
   the potential effects of foreign economic activity on U.S. short-term interest rates.

The Federated Funds Adviser generally shortens the Fund’s portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Federated Funds Adviser selects securities used to shorten or extend the portfolio’s DWAM by comparing the returns currently offered by different investments to their historical and expected returns.

The Federated U.S. Treasury Cash Reserves may invest in Adjustable Rate Securities. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Federated U.S. Treasury Cash Reserves’ ability to invest in Adjustable Rate Securities.

Because the Funds refer to U.S. Treasury investments in their respective names, the SEC requires the Funds to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Funds to invest less than 80% of their assets in U.S. Treasury investments.

Investment Risks

Because Federated U.S. Treasury Cash Reserves and Performance U.S. Treasury Money Market Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Interest Rate Risk. Prices of U.S. Treasury securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of U.S. Treasury securities fall. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
•	Risk Associated with use of Amortized Cost. In the unlikely event that a Fund’s Board of Trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between a Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Fund’s Board of Trustees will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Changing Distribution Levels Risk/Additional Factors Affecting Yield. There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, each Fund’s yield will vary. The Fund’s yield may vary.

While the risks of the Funds do not materially differ, the Performance U.S. Treasury Money Market Fund’s prospectus also contains the following risk disclosure:

•	Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar investment objectives.

•	Income Risk. Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

While the risks of the Funds do not materially differ, the Federated U.S. Treasury Cash Reserves’ prospectus also contains the following risk disclosure:

•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Performance Strategic Dividend Fund - Federated Strategic Value Dividend Fund

Investment Objectives

The Performance Strategic Dividend Fund’s investment objective is a high level of current income and long term growth of income consistent with preservation of capital. The Performance Strategic Dividend Fund’s investment objective is non-fundamental and may be changed by the Performance Funds Board without shareholder approval. The Federated Strategic Value Dividend Fund’s investment objective is to provide income and long-term capital appreciation. The Federated Strategic Value Dividend Fund’s investment objective is fundamental and may not be changed by the Federated Funds Board without shareholder approval.

Investment Policies and Strategies

The Performance Strategic Dividend Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts, also known as “REITs”). The Performance Strategic Dividend Fund’s sub-adviser, Orleans Capital Management (“Performance Strategic Dividend Fund Sub-Adviser”), seeks to achieve its investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.

The Performance Strategic Dividend Fund Sub-Adviser expects that a significant portion of the Performance Strategic Dividend Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Performance Strategic Dividend Fund Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Performance Strategic Dividend Fund Sub-Adviser, the income or growth potential of such securities materially changes.

In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Performance Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Performance Strategic Dividend Fund’s total assets nor will 25% or more of its total assets be concentrated in the securities of companies falling into any one industry. Neither the Performance Funds Adviser nor the Performance Strategic Dividend Fund Sub-Adviser anticipates that the Performance Strategic Dividend Fund’s investments in a single, specific sector will comprise as much as 50% of its assets. With respect to the Performance Strategic Dividend Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Performance Strategic Dividend Fund may invest in fixed income securities having remaining maturities of 90 days or less.

The Performance Strategic Dividend Fund may purchase and sell, as a secondary investment strategy, under normal conditions, up to 20% of its assets in certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. The Performance Strategic Dividend Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a rating agency, bank obligations and money market instruments. The Performance Strategic Dividend Fund may not achieve its investment objective when it invests for defensive purposes.

The Federated Strategic Value Dividend Fund pursues its investment objective by investing primarily in high dividend yielding, undervalued common stocks with dividend growth potential. The Federated Funds Adviser for the Federated Strategic Value Dividend Fund believes a strategic emphasis on high dividend yielding stocks can enhance both relative and absolute performance over time. In addition, investment results can be enhanced by focusing on stocks with both the potential for future dividend growth and strong value characteristics. The Federated Funds Adviser believes that this is achievable while targeting significantly less risk.

The Federated Strategic Value Dividend Fund’s security selection process involves screening and prioritizing stocks based on appropriate quantitative statistics. Those companies that rank as highly attractive in the screening process are closely scrutinized for inclusion in the portfolio using bottom-up fundamental proprietary research. The Federated Strategic Value Dividend Fund may use derivative contracts, such as forward contracts, to manage or hedge the Fund’s currency exposure. There can be no assurance that the Federated Strategic Value Dividend Fund’s use of derivative contracts or hybrid instruments will work as intended.

The Federated Strategic Value Dividend Fund generally invests in large-cap or mid-cap value stocks of U.S. issuers, and foreign stocks including American Depository Receipts (“ADRs”) may also be held. On a limited basis, the Federated Strategic Value Dividend Fund may also invest in small-cap value stocks. The strategy seeks to deliver a dividend yield that is substantially higher than the broad market and to pursue competitive performance in both up and down markets, while targeting significantly less risk.

The Federated Strategic Value Dividend Fund focuses on high dividend yielding companies that exhibit solid performance in periods of market weakness in an attempt to reduce risk. Risk is also managed through exposure to multiple sectors and industries. At the individual stock level, the Federated Strategic Value Dividend generally adheres to position size limits which may be adjusted over time and are designed to further control portfolio risk.

From a broad universe, stocks are screened and prioritized based on criteria including:

  dividend yield;
  dividend growth;
  valuation;
  strong financial condition; and
  performance during periods of market weakness.

Companies highly ranked in the screening process are scrutinized to determine whether the company is an attractive investment proposition. This process is driven primarily by bottom-up fundamental proprietary research. Broad macroeconomic trends that can influence the outlook of sectors and industries are also taken into account.

The Federated Funds Adviser’s sell discipline is a critical component of the investment process. Generally, a stock is reviewed for sale when one or more of the following occur:

  The dividend yield becomes inadequate.
  A material deterioration in the investment thesis deteriorates.
  The stock’s weighting in the portfolio exceeds internal guidelines.
  Diminished management commitment to the dividend.

The Federated Strategic Value Dividend Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Federated Strategic Value Dividend Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Federated Strategic Value Dividend Fund’s trading costs and may have an adverse impact on the Federated Strategic Value Dividend Fund’s performance.

The Federated Strategic Value Dividend Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated Strategic Value Dividend Fund’s investment returns and/or the ability to achieve its investment objectives.

Because the Federated Strategic Value Dividend Fund and the Performance Strategic Dividend Fund refer to dividends in their names, they will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing investments.

Investment Risks

Because the Federated Strategic Value Dividend Fund and the Performance Strategic Dividend Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

While the risks of the Funds do not materially differ, the Performance Strategic Dividend Fund’s prospectus also contains the following risk disclosure:

  Market Risk. The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.

  Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

  Income Risk. Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

  Interest Rate Risk. Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

While the risks of the Funds do not materially differ, the Federated Strategic Value Dividend Fund’s prospectus also contains the following risk disclosure:

•	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
•	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
•	Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
•	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
•	Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or the Federated Strategic Value Dividend Fund’s SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

Performance Large Cap Equity Fund - Federated Capital Appreciation Fund

Investment Objectives

The Performance Large Cap Equity Fund’s investment objective is to provide long-term capital appreciation. Income generation is a secondary consideration of the Performance Large Cap Equity Fund. The Federated Capital Appreciation Fund’s investment objective is to provide capital appreciation.

Investment Policies and Strategies

The Performance Large Cap Equity Fund will normally invest its assets in common stocks of large, well-established U.S. companies. The Performance Funds Adviser considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the S&P 500® Index at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. The Performance Funds Adviser focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, the Performance Funds Adviser selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in the Performance Funds Adviser’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Performance Large Cap Equity Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in the Performance Funds Adviser’s opinion, have a favorable influence on the securities’ market value. The Performance Funds Adviser will consider selling securities that no longer meet the Performance Large Cap Equity Fund’s criteria for investing.

The Performance Large Cap Equity Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in stocks issued by companies whose market capitalizations are less than those of large companies previously described, foreign securities, ADRs, preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.

The Performance Large Cap Equity Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a rating agency, bank obligations and money market instruments. The Performance Large Cap Equity Fund may not achieve its investment objective when it invests for defensive purposes.

The Performance Large Cap Equity Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies. The Performance Large Cap Equity Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

The Federated Capital Appreciation Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. The Federated Capital Appreciation Fund may also invest in common stocks of foreign issuers (including ADRs), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

The Federated Capital Appreciation Fund may also seek capital appreciation by buying securities in initial public offerings. It will participate in such offerings without regard to the issuer’s market capitalizations. The Federated Funds Adviser for the Federated Capital Appreciation Fund may select initial public offerings based on its fundamental analysis of the issuer.

The Federated Capital Appreciation Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Federated Capital Appreciation Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Federated Capital Appreciation Fund’s trading costs and may have an adverse impact on the its performance.

The Federated Capital Appreciation Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated Capital Appreciation Fund’s investment returns and/or the ability to achieve its investment objectives.

Investment Risks

Because Federated Capital Appreciation Fund and Performance Large Cap Equity Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

While the risks of the Funds do not materially differ, the Performance Large Cap Equity Fund’s prospectus also contains the following risk disclosure:

•	Capitalization Risk. Although the Fund may invest only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They made trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.
•	Value Stocks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.
•	Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

While the risks of the Funds do not materially differ, the Federated Capital Appreciation Fund’s prospectus also contains the following risk disclosure:

  Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

  Medium-Sized Companies Risk. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Performance Leaders Equity Fund - Federated Mid Cap Growth Strategies Fund

Investment Objectives

The investment objective of the Performance Leaders Equity Fund is long-term capital appreciation. The Performance Leaders Equity Fund’s investment objective is non-fundamental and may be changed by the Performance Funds Board without shareholder approval. The investment objective of the Federated Mid Cap Growth Strategies Fund is appreciation of capital. The investment objective of the Federated Mid Cap Growth Strategies Fund is fundamental and may not be changed by the Federated Funds Board without shareholder approval.

Investment Policies and Strategies

The Performance Leaders Equity Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Performance Funds Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Performance Leaders Equity Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, the Performance Funds Adviser will pursue an investment blend of two types of stocks:

•	Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.
•	Value stocks typically represent companies which the Performance Funds Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

The Performance Funds Adviser uses a “bottom up” approach in selecting stocks, which means that it looks primarily at individual issuers against the context of broader market factors. The Performance Leaders Equity Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Performance Funds Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, the Performance Funds Adviser considers factors that (1) have contributed to a company’s past or present stock price performance, or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by the Performance Funds Adviser are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. The Performance Funds Adviser considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.

The Performance Leaders Equity Fund usually will sell portfolio securities if:

•	the price of the security is overvalued;
•	the companies’ earnings are consistently lower than expected; or
•	more favorable opportunities are identified.

The Performance Leaders Equity Fund may trade its investments without regard to the length of time they have been owned by the Fund. The Performance Funds Adviser expects the Performance Leaders Equity Fund’s portfolio turnover to exceed 150%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Performance Leaders Equity Fund and its shareholders and may adversely affect the Fund’s performance.

When the Performance Funds Adviser determines that market conditions are appropriate, the Performance Leaders Equity Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Performance Leaders Equity Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Performance Leaders Equity Fund is investing defensively, it will not be pursuing its investment objective.

The Federated Mid Cap Growth Strategies Fund pursues its investment objective by investing primarily in domestic, mid-cap common stocks that offer superior growth prospects. The Federated Mid Cap Growth Strategies Fund may also invest in common stocks (including ADRs) of foreign issuers. The Federated Mid Cap Growth Strategies Fund also invests in convertible securities and preferred stocks issued by these domestic and foreign mid-cap companies. The Federated Funds Adviser for the Federated Mid Cap Growth Strategies Fund evaluates each company’s earnings quality in light of its current valuation to narrow the list of attractive companies. The Federated Funds Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using its own quantitative process, the Federated Funds Adviser rates the future performance potential of companies. Using this type of analysis, the Federated Funds Adviser selects the most promising companies for the Federated Mid Cap Growth Strategies Fund’s portfolio.

Because the Federated Mid Cap Growth Strategies Fund refers to mid-cap investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Federated Mid Cap Growth Strategies Fund to normally invest less than 80% of its assets in investments in mid-cap companies. For purposes of this limitation, mid-cap companies will be defined as companies with market capitalizations similar to companies in the Russell Midcap Growth Index. The definition will be applied at the time of investment, and the Federated Mid Cap Growth Strategies Fund will not be required to sell an investment because a company’s market capitalization has grown or reduced outside the market capitalization range of mid-cap companies.

The Federated Mid Cap Growth Strategies Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Federated Mid Cap Growth Strategies Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Federated Mid Cap Growth Strategies Fund’s trading costs and may have an adverse impact on its performance.

The Federated Mid Cap Growth Strategies Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated Mid Cap Growth Strategies Fund’s investment returns and/or the ability to achieve its investment objectives.

Investment Risks

Because the Federated Mid Cap Growth Strategies Fund and the Performance Leaders Equity Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

While the risks of the Fund’s do not materially differ, the Performance Leaders Equity Fund’s prospectus also contains the following risk disclosure:

•	Capitalization Risk. Although the Fund may invest only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They made trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.
  Value Stocks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

  Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

  Portfolio Turnover Risk. An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

While the risks of the Funds do not materially differ, the Federated Mid Cap Growth Strategies Fund’s prospectus also contains the following risk disclosure:

  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

  Liquidity Risk. The equity securities which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

  Exchange-Traded Funds (“ETF”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Mid Cap Equity Fund - Federated Mid Cap Growth Strategies Fund

Investment Objectives

The investment objective of the Performance Mid Cap Equity Fund is growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”). The investment objective of the Federated Mid Cap Growth Strategies Fund is appreciation of capital.

Investment Policies and Strategies

The Performance Mid Cap Equity Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index). It will provide notice to shareholders at least 60 days prior to any change to this non-fundamental policy. The Performance Funds Adviser selects stocks that it believes are undervalued and have the potential for future earnings growth.

The Performance Funds Adviser will rely extensively upon computer models developed by it for stock selection. The disciplined approach, which is based on input of the Performance Mid Cap Equity Fund companies’ fundamentals, allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Performance Mid Cap Equity Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. The Performance Funds Adviser may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Performance Mid Cap Equity Fund.

Factors considered by the Performance Funds Adviser when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. The Performance Funds Adviser will consider selling those securities which no longer meet the Performance Mid Cap Equity Fund’s criteria for market capitalization.

The Performance Mid Cap Equity Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities, money market instruments and stock or index options and futures contracts.

The Performance Mid Cap Equity Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Performance Mid Cap Equity Fund may not achieve its investment objective when it invests for defensive purposes.

The Federated Mid Cap Growth Strategies Fund pursues its investment objective by investing primarily in domestic, mid-cap common stocks that offer superior growth prospects. The Federated Mid Cap Growth Strategies Fund may also invest in common stocks (including ADRs) of foreign issuers. The Federated Mid Cap Growth Strategies Fund also invests in convertible securities and preferred stocks issued by these domestic and foreign mid-cap companies. The Federated Funds Adviser for the Federated Mid Cap Growth Strategies Fund evaluates each company’s earnings quality in light of its current valuation to narrow the list of attractive companies. The Federated Funds Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using its own quantitative process, the Federated Funds Adviser rates the future performance potential of companies. Using this type of analysis, the Federated Funds Adviser selects the most promising companies for the Federated Mid Cap Growth Strategies Fund’s portfolio.

Because the Federated Mid Cap Growth Strategies Fund refers to mid-cap investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Federated Mid Cap Growth Strategies Fund to normally invest less than 80% of its assets in investments in mid-cap companies. For purposes of this limitation, mid-cap companies will be defined as companies with market capitalizations similar to companies in the Russell Midcap Growth Index. The definition will be applied at the time of investment, and the Federated Mid Cap Growth Strategies Fund will not be required to sell an investment because a company’s market capitalization has grown or reduced outside the market capitalization range of mid-cap companies.

The Federated Mid Cap Growth Strategies Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Federated Mid Cap Growth Strategies Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Federated Mid Cap Growth Strategies Fund’s trading costs and may have an adverse impact on its performance.

The Federated Mid Cap Growth Strategies Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated Mid Cap Growth Strategies Fund’s investment returns and/or the ability to achieve its investment objectives.

Investment Risks

Because the Federated Mid Cap Growth Strategies Fund and the Performance Mid Cap Equity Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

While the risks of the Fund’s do not materially differ, the Performance Mid Cap Equity Fund’s prospectus also contains the following risk disclosure:

•	Capitalization Risk. Although the Fund may invest only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They made trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.
  Value Stocks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

  Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

While the risks of the Funds do not materially differ, the Federated Mid Cap Growth Strategies Fund’s prospectus also contains the following risk disclosure:

  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

  Liquidity Risk. The equity securities which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

  ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Intermediate Term Income Fund - Federated Total Return Bond Fund

Investment Objectives

The Performance Intermediate Term Income Fund’s investment objective is a high level of current income. Total return, within certain parameters, is a secondary consideration of the Performance Intermediate Term Income Fund. The Federated Total Return Bond Fund’s investment objective is to provide total return.

Investment Policies and Strategies

The Performance Intermediate Term Income Fund normally invests at least 65% of its net assets in U.S. Government Securities. The Performance Intermediate Term Income Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Performance Intermediate Term Income Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions. U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Performance Intermediate Term Income Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

In addition to its 65% policy, which is its principal investment strategy, the Performance Intermediate Term Income Fund may invest, as a secondary investment strategy, under normal conditions, up to 35% of its net assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset backed securities and other debt securities, including money market securities which are of comparable quality in the Performance Funds Adviser’s opinion. There are no restrictions on the maturity of any individual investments of the Performance Intermediate Term Income Fund. The Performance Funds Adviser will sell securities based upon the Performance Intermediate Term Income Fund’s current strategic outlook.

When the Performance Funds Adviser determines that market conditions are appropriate, the Performance Intermediate Term Income Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Performance Intermediate Term Income Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Performance Intermediate Term Income Fund is investing defensively, it will not be pursuing its investment objective.

The Federated Total Return Bond Fund invests primarily in a diversified portfolio of investment-grade, fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations.

The Federated Funds Adviser for the Federated Total Return Bond Fund expects that, normally, no more than 15% of the total assets will be invested in securities that are rated below investment grade. However, the Federated Total Return Bond Fund may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”). The amount of any unhedged non-U.S. dollar denominated fixed-income securities and foreign currencies in the Federated Total Return Bond Fund’s portfolio will normally not exceed 10% of the its total assets. The maximum amount that the Federated Total Return Bond Fund may invest in non-U.S. dollar denominated fixed-income securities and foreign currencies is 20% of its total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by an NRSRO. Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by an NRSRO, or in either case if unrated, of comparable quality as determined by the Federated Funds Adviser. The Federated Funds Adviser seeks to enhance the Federated Total Return Bond Fund’s performance by allocating relatively more of its portfolio to the sector that the Federated Funds Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Federated Total Return Bond Fund may invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies as more fully described herein. The Federated Funds Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Federated Total Return Bond Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Federated Total Return Bond Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Federated Total Return Bond Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Federated Total Return Bond Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

The Federated Funds Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Barclays Capital U.S. Aggregate Bond Index (“BCAB”). The BCAB is a composite index of the domestic, investment-grade, fixed-rate bond market, represented by the following sectors: government and credit securities; agency mortgage pass-through securities; asset-backed securities; and commercial mortgage-backed securities. There can be no assurance that the Federated Funds Adviser will be successful in achieving investment returns in excess of the BCAB.

The Federated Funds Adviser utilizes a four-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; and (4) security selection. Specifically,

  First, the Federated Funds Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s average duration, the greater the change in the portfolio’s value in response to a change in market interest rates.
  Second, the Federated Funds Adviser strategically positions the portfolio based on its expectations for changes in the relative yield of similar securities with different maturities (frequently referred to as a “yield curve”). The Federated Funds Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.
  Third, the Federated Funds Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the “core” sectors of the domestic investment-grade debt market represented in the BCAB. However, the Fund may also invest a portion of its assets in noninvestment- grade debt securities and non-U.S. dollar denominated debt securities. The Federated Funds Adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. This aspect of the Federated Total Return Bond Fund’s four part decision making process exposes investors to additional risks, which include credit risk, interest rate risk, currency risk and risks of foreign investing.
  Finally, the Federated Funds Adviser selects individual securities within each sector that it believes may outperform a sector-specific index. For example, the Federated Funds Adviser employs fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Federated Funds Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool of mortgages and find the best available securities in the sector.

This four-part investment process is designed to capitalize on the depth of experience and focus of each of the Federated Funds Adviser’s fixed-income sector teams – government, corporate, mortgage-backed, asset-backed, high-yield and international. The Federated Total Return Bond Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

  increase or decrease the effective duration of the Fund portfolio;
  seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates. (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.)
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Federated Total Return Bond Fund’s use of derivative contracts or hybrid instruments will work as intended.

The Federated Total Return Bond Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated Total Return Bond Fund’s investment returns and/or the ability to achieve its investment objectives.

Because the Federated Total Return Bond Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in fixed-income investments.

Investment Risks

Because the Federated Total Return Bond Fund and the Performance Intermediate Term Income Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

  Prepayment Risk. When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.

While the risks of the Funds do not materially differ, the Performance Intermediate Term Income Fund’s prospectus also contains the following risk disclosure:

•	Market Risk. The value of debt securities will rise and fall generally with market fluctuations.
•	Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
•	Call Risk. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

While the risks of the Funds do not materially differ, the Federated Total Return Bond Fund’s prospectus also contains the following risk disclosure:

  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.

  Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund’s access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.

  Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.

  Agency Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing draws, pursuing certain available contractual remedies, etc.).

  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.

  Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Federated Total Return Bond Fund’s prospectus or SAI, such as interest rate, credit, liquidity and leverage risks.
•	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.

Performance Short Term Government Income Fund – Federated U.S. Government Securities Fund: 1-3 Years

Investment Objectives

The investment objective for the Performance Short Term Government Income Fund is as high a level of current income as is consistent with limiting the risk of potential loss. The investment objective of Federated U.S. Government Securities Fund: 1-3 Years (“Federated U.S. Government Securities Fund”) is to provide current income.

Investment Policies and Strategies

The Federated U.S. Government Securities Fund’s and the Performance Short Term Government Income Fund’s overall or primary strategy is generally to invest in a portfolio consisting of U.S. Treasury securities and U.S. government agency securities.

The Performance Short Term Government Income Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the opinion of the Performance Funds Adviser. Investment grade securities are those rated in the four highest categories by an NRSRO, or if unrated, determined to be comparable in quality by the Performance Funds Adviser. The Performance Funds Adviser will sell securities based upon the Performance Short Term Government Income Fund’s current strategic outlook.

The Federated U.S. Government Securities Fund invests in securities with maturities of not less than one year and not more than three years, and related derivative contracts. The Performance Short Term Government Income Fund will maintain a DWAM of less than three years with a maximum effective maturity of five years for any individual security.

The Federated U.S. Government Securities Fund buys and sells portfolio securities based primarily on its Federated Funds Adviser’s market outlook and analysis of how securities may perform under different market conditions. The Federated Funds Adviser market outlook reflects multiple factors including:

  current and expected U.S. economic growth;
  current and expected changes in the rate of inflation;
  the level of interest rates in other countries as compared to U.S. interest rates;
  the Federal Reserve Board’s monetary policy; and
  technical factors affecting the supply or demand for specific securities or types of securities.

The Federated Funds Adviser’s securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security’s expected yield. The analysis also considers: (a) the relative yield changes between U.S. government and government agency securities; and (b) some or all of the risks described below.

The Federated Funds Adviser evaluates the investment strategy by comparing the performance and composition of the Fund’s portfolio to the performance and composition of the Bank of America Merrill Lynch 1-3 Year Treasury Index, an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the “Index”).

The Federated Funds Adviser may seek to control risks by adopting policies that limit the extent to which the Federated U.S. Government Securities Fund’s portfolio may vary from the Index. For example, under normal market conditions, the Federated Funds Adviser limits the extent to which it may vary the effective duration of the Federated U.S. Government Securities Fund’s portfolio to within 20% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Federated Funds Adviser may change these limitations at any time without prior approval from the Federated U.S. Government Securities Fund’s trustees or shareholders.

The Federated U.S. Government Securities Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Federated U.S. Government Securities Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Federated U.S. Government Securities Fund may use derivative contracts in an attempt to:

  increase or decrease the effective duration of the Federated U.S. Government Securities Fund portfolio;
  seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates. (Volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes.)
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Federated U.S. Government Securities Fund’s use of derivative contracts or hybrid instruments will work as intended.

The Federated U.S. Government Securities Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Federated U.S. Government Securities Fund’s investment returns and/or the ability to achieve its investment objectives.

Because the Federated U.S. Government Securities Fund and the Performance Short Term Government Income Fund refer to government securities in their names, they will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Funds to invest less than 80% of their assets in U.S. Treasury investments.

Investment Risks

Because the Federated U.S. Government Securities Fund and the Performance Short Term Government Income Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Trustmark National Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund shares.

While the risks of the Funds do not materially differ, the Performance Short Term Government Income Fund’s prospectus also contains the following risk disclosure:

  Selection Risk. The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

  Credit Risk. To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

  Prepayment Risk. When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

  Call Risk. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” - or repay - a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

While the risks of the Funds do not materially differ, the Federated U.S. Government Securities Fund’s prospectus also contains the following risk disclosure:

  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Federated U.S. Government Securities Fund’s prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the funds prospectus or SAI, such as interest rate, credit, liquidity and leverage risks.

  Risk of Investing in Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund’s value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines.

Comparison of Investment Limitations

The Federated Funds and the Performance Funds each have fundamental investment policies which may not be changed without shareholder approval as well as non-fundamental policies which may be changed by each Fund’s respective Board of Trustees without shareholder approval. As discussed above, the Federated Funds and the Performance Funds are managed using substantially similar investment strategies. Nonetheless, there are differences in the applicable investment limitations attributable to the fact that the Federated Funds are part of the Federated “family” of funds and the Performance Funds are part of the Performance “family” of funds. The following table compares the investment limitations of the Funds:

INVESTMENT LIMITATIONS
Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves Fund	Performance Money Market Fund and Performance U.S. Treasury Money Market Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves will purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may, with respect to 100% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Performance Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Issuing Senior Securities and Borrowing Money (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

Neither the Federated Prime Obligations Fund nor the Federated U.S. Treasury Cash Reserves may purchase or sell real estate, provided that this restriction does not prevent either Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves may each exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund will purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

Investing in Commodities (Fundamental)

Neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves may purchase or sell physical commodities, provided that either Fund may purchase securities of companies that deal in commodities.

Investing in Commodities (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may purchase or sell commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Funds’ prospectuses and SAI. Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

Neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves may underwrite the securities of other issuers, except that either Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with such Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

Federated Prime Obligations Fund

The Federated Prime Obligations Fund may not make loans, provided that this restriction does not prevent it from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Federated U.S. Treasury Cash Reserves

Federated U.S. Treasury Cash Reserves will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, as permitted by its investment objective, policies, and limitations or Declaration of Trust.

Lending Cash or Securities (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of such Fund’s total assets.

Concentration (Fundamental)

Federated Prime Obligations Fund

The Federated Prime Obligations Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Federated Prime Obligations Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that it will invest more than 25% of its total assets in the financial services industry.

Federated U.S. Treasury Cash Reserves

Federated U.S. Treasury Cash Reserves will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Concentration (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for Performance Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Non-Fundamental and Fundamental)

Federated Prime Obligations Fund
(Non-Fundamental)

The Federated Prime Obligations Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Federated U.S. Treasury Cash Reserves (Fundamental)

Federated U.S. Treasury Cash Reserves will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control Neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves has a similar investment limitation regarding investing for control.

Investing for Control (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Non-Fundamental)

Neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves will purchase securities on margin, provided that either Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Purchasing on Margin (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or make short sales of securities.

Illiquid Securities (Non-Fundamental)

Neither the Federated Prime Obligations Fund nor Federated U.S. Treasury Cash Reserves will acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by such Fund if, immediately after the acquisition, such Fund would have invested more than 5% of its total assets in such securities.

Illiquid Securities (Fundamental and Non-Fundamental)

(Fundamental) The Performance Money Market Fund may not invest more than 10% of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Performance Funds Board.

The Performance U.S. Treasury Money Market Fund may not invest more than 10% of its net assets in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Performance Funds Board. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Performance Funds Board.

(Non-Fundamental) The Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund have each adopted a non-fundamental investment restriction that further limits investments in illiquid securities to 5% of its total assets.

Investing in Securities of Other Investment Companies (Non-Fundamental)

Federated Prime Obligations Fund

The Federated Prime Obligations Fund has no corresponding investment limitation regarding investing in securities of other investment companies.

Federated U.S. Treasury Cash Reserves (Non-Fundamental)

Federated U.S. Treasury Cash Reserves will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

Investing in Securities of Other Investment Companies (Fundamental)

Neither the Performance Money Market Fund nor the Performance U.S. Treasury Money Market Fund may invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment.

Additional Information

The Federated Prime Obligations Fund’s and Federated U.S. Treasury Cash Reserves’ SAI includes the following explanatory language concerning their fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Federated Prime Obligations Fund’s SAI also includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of the concentration limitation, the Federated Prime Obligations Fund’s adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Federated Prime Obligations Fund’s adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Federated Prime Obligations Fund’s adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.”

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

INVESTMENT LIMITATIONS
Federated Strategic Value Dividend Fund	Performance Strategic Dividend Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, the Federated Strategic Value Dividend Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

The Performance Strategic Dividend Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated Strategic Value Dividend Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Performance Strategic Dividend Fund may not issue senior securities or otherwise borrow, except that it may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that it may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

The Federated Strategic Value Dividend Fund may not purchase or sell real estate, provided that this restriction does not prevent it from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Federated Strategic Value Dividend Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (Fundamental)

The Performance Strategic Dividend Fund will not purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts.

Investing in Commodities (Fundamental)

The Federated Strategic Value Dividend Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Commodities (Fundamental)

The Performance Strategic Dividend Fund may not purchase or sell commodities or commodity contracts; except that it may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Fund’s prospectus and SAI. The Performance Strategic Dividend Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

The Federated Strategic Value Dividend Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (Fundamental)

The Performance Strategic Dividend Fund may not underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

The Federated Strategic Value Dividend Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending Cash or Securities (Fundamental)

The Performance Strategic Dividend Fund may not make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets.

Concentration (Fundamental)

The Federated Strategic Value Dividend Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Concentration (Fundamental)

The Performance Strategic Dividend Fund may not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Non-Fundamental)

The Federated Strategic Value Dividend Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control The Federated Strategic Value Dividend Fund does not have a similar investment limitation regarding investing for control.	Investing for Control (Fundamental) The Performance Strategic Dividend Fund may not acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Non-Fundamental)

The Federated Strategic Value Dividend Fund will not purchase securities on margin, provided that it may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that it may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchasing on Margin (Fundamental)

The Performance Strategic Dividend Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or make short sales of securities.

Illiquid Securities (Non-Fundamental)

The Federated Strategic Value Dividend Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that it cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Illiquid Securities (Fundamental) The Performance Strategic Dividend Fund generally will not invest more than 15% of its total assets in illiquid securities.

Investing in Securities of Other Investment Companies (Non-Fundamental)

The Federated Strategic Value Dividend Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Federated Strategic Value Dividend Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Federated Strategic Value Dividend Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Federated Strategic Value Dividend Fund’s investment adviser.

The Federated Strategic Value Dividend Fund may invest in the securities of affiliated money market funds as an efficient means of managing its uninvested cash.

Investing in Securities of Other Investment Companies (Fundamental)

The Performance Strategic Dividend Fund may not invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund.

Additional Information

The Federated Strategic Value Dividend Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

INVESTMENT LIMITATIONS
Federated Capital Appreciation Fund	Performance Large Cap Equity Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, the Federated Capital Appreciation Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

The Performance Large Cap Equity Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated Capital Appreciation Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Performance Large Cap Equity Fund may not issue senior securities or otherwise borrow, except that it may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that it may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

The Federated Capital Appreciation Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Federated Capital Appreciation Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (Fundamental)

The Performance Large Cap Equity Fund will not purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

Investing in Commodities (Fundamental)

The Federated Capital Appreciation Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities.

Investing in Commodities (Fundamental)

The Performance Large Cap Equity Fund may not purchase or sell commodities or commodity contracts; except that it may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Fund’s prospectus and SAI. The Performance Large Cap Equity Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

The Federated Capital Appreciation Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (Fundamental)

The Performance Large Cap Equity Fund may not underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

The Federated Capital Appreciation Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending Cash or Securities (Fundamental)

The Performance Large Cap Equity Fund may not make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets.

Concentration (Fundamental)

The Federated Capital Appreciation Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Concentration (Fundamental)

The Performance Large Cap Equity Fund may not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Non-Fundamental)

The Federated Capital Appreciation Fund will not mortgage, pledge or hypothecate any assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowings or to collateral arrangements in connection with permissible activities.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control The Federated Capital Appreciation Fund does not have a similar investment limitation regarding investing for control.	Investing for Control (Fundamental) The Performance Large Cap Equity Fund may not acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Non-Fundamental)

The Federated Capital Appreciation Fund will not purchase securities on margin, provided that it may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that it may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchasing on Margin (Fundamental)

The Performance Large Cap Equity Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or make short sales of securities.

Illiquid Securities (Non-Fundamental)

The Federated Capital Appreciation Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that it cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Illiquid Securities (Fundamental)

The Performance Large Cap Equity Fund may not invest more than 15% of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets.

Investing in Securities of Other Investment Companies The Federated Fund does not have a similar investment limitation regarding investing in securities of other investment companies.

Investing in Securities of Other Investment Companies (Fundamental)

The Performance Large Cap Equity Fund may not invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund.

Additional Information

The Federated Capital Appreciation Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the concentration limitation: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To confirm to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry; except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in the value of net assets will not result in a violation of such limitation.”

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

INVESTMENT LIMITATIONS
Federated Mid Cap Growth Strategies Fund	Performance Leaders Equity Fund and Performance Mid Cap Equity Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, the Federated Mid Cap Growth Strategies Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated Mid Cap Growth Strategies Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Issuing Senior Securities and Borrowing Money (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that either Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

The Federated Mid Cap Growth Strategies Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Federated Mid Cap Growth Strategies Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund will purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

Investing in Commodities (Fundamental and Non-Fundamental)

(Fundamental) The Federated Mid Cap Growth Strategies Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities.

(Non-Fundamental) For purposes of the commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swaps transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Commodities (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may purchase or sell commodities or commodity contracts; except that either Fund may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Funds’ prospectuses and SAI. Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

The Federated Mid Cap Growth Strategies Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

The Federated Mid Cap Growth Strategies Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending Cash or Securities (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets.

Concentration (Fundamental and Non-Fundamental)

(Fundamental) The Federated Mid Cap Growth Strategies Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry

(Non-Fundamental) In applying the concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

Concentration (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Non-Fundamental)

The Federated Mid Cap Growth Strategies Fund will not mortgage, pledge or hypothecate any assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowings or to collateral arrangements in connection with permissible activities.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control The Federated Mid Cap Growth Strategies Fund does not have a similar investment limitation regarding investing for control.

Investing for Control (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Non-Fundamental)

The Federated Mid Cap Growth Strategies Fund will not purchase securities on margin, provided that it may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that it may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchasing on Margin (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts). The Performance Leaders Equity Fund may not make short sales of securities.

Illiquid Securities (Non-Fundamental)

The Federated Mid Cap Growth Strategies Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Federated Mid Cap Growth Strategies Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Federated Mid Cap Growth Strategies Fund’s net assets.

Illiquid Securities (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may invest more than 15% of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets.

Investing in Securities of Other Investment Companies (Non-Fundamental)

The Federated Mid Cap Growth Strategies Fund does not have a similar investment limitation regarding investing in securities of other investment companies.

Investing in Securities of Other Investment Companies (Fundamental)

Neither the Performance Mid Cap Equity Fund nor the Performance Leaders Equity Fund may invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment.

Additional Information

The Federated Mid Cap Growth Strategies Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

INVESTMENT LIMITATIONS
Federated Total Return Bond Fund	Performance Intermediate Term Income Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, the Federated Total Return Bond Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

The Performance Intermediate Term Income Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated Total Return Bond Fund will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Federated Total Return Bond Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Federated Total Return Bond Fund by enabling it to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Federated Total Return Bond Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Performance Intermediate Term Income Fund may not issue senior securities or otherwise borrow, except that it may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that it may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

The Federated Total Return Bond Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Real Estate (Fundamental)

The Performance Intermediate Term Income Fund will not purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

Investing in Commodities (Fundamental)

The Federated Total Return Bond Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that its may engage in transactions involving financial futures contracts or options on financial futures contracts.

Investing in Commodities (Fundamental)

The Performance Intermediate Term Income Fund may not purchase or sell commodities or commodity contracts; except that it may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Fund’s prospectus and SAI. The Performance Intermediate Term Income Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

The Federated Total Return Bond Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Underwriting (Fundamental)

The Performance Intermediate Term Income Fund may not underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

The Federated Total Return Bond Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Federated Total Return Bond Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objective, policies and limitations.

Lending Cash or Securities (Fundamental)

The Performance Intermediate Term Income Fund may not make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a its total assets.

Concentration (Fundamental)

The Federated Total Return Bond Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

Concentration (Fundamental)

The Performance Intermediate Term Income Fund may not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Fundamental)

The Federated Total Return Bond Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund’s assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control The Federated Total Return Bond Fund does not have a similar limitation regarding investing for control.	Investing for Control (Fundamental) The Performance Intermediate Term Income Fund may not acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Fundamental)

The Federated Total Return Bond Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Purchasing on Margin (Fundamental)

The Performance Intermediate Term Income Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or make short sales of securities.

Illiquid Securities (Non-Fundamental)

The Federated Total Return Bond Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Federated Total Return Bond Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the Fund’s net assets.

Illiquid Securities (Fundamental)

The Performance Intermediate Term Income Fund may not invest more than 15% of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets.

Investing in Securities of Other Investment Companies (Non-Fundamental)

The Federated Total Return Bond Fund does not have a similar limitation regarding investing in securities of other investment companies.

Investing in Securities of Other Investment Companies (Fundamental)

The Performance Intermediate Term Income Fund may not invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund.

Additional Information

The Federated Total Return Bond Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.””

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

INVESTMENT LIMITATIONS
Federated U.S. Government Securities Fund: 1-3 Years (“Federated U.S. Government Securities Fund”)	Performance Short Term Government Income Fund

Diversification of Investments (Fundamental)

With respect to securities comprising 75% of the value of its total assets, the Federated U.S. Government Securities Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (Fundamental)

The Performance Short Term Government Income Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Federated U.S. Government Securities Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Issuing Senior Securities and Borrowing Money (Fundamental)

The Performance Short Term Government Income Fund may not issue senior securities or otherwise borrow, except that it may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that it may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial future contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).

Investing in Real Estate (Fundamental)

The Federated U.S. Government Securities Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Federated U.S. Government Securities Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (Fundamental)

The Performance Short Term Government Income Fund will not purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

Investing in Commodities (Fundamental)

The Federated U.S. Government Securities Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities.

Investing in Commodities (Fundamental)

The Performance Short Term Government Fund may not purchase or sell commodities or commodity contracts; except that it may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Fund’s prospectus and SAI. The Performance Short Term Government Income Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

Underwriting (Fundamental)

The Federated U.S. Government Securities Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (Fundamental)

The Performance Short Term Government Income Fund may not underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

Lending Cash or Securities (Fundamental)

The Federated U.S. Government Securities Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending Cash or Securities (Fundamental)

The Performance Short Term Government Income Fund may not make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets.

Concentration (Fundamental)

The Federated U.S. Government Securities Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Concentration (Fundamental)

The Performance Short Term Government Income Fund may not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Pledging Assets (Non-Fundamental)

The Federated U.S. Government Securities Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets See “Issuing Senior Securities and Borrowing Money” above.
Investing for Control The Federated U.S. Government Securities Fund does not have a similar limitation regarding investing for control.	Investing for Control (Fundamental) The Performance Short Term Government Income Fund may not acquire securities for the purpose of exercising control or management over the issuers thereof.

Purchasing on Margin (Non-Fundamental)

The Federated U.S. Government Securities Fund will not purchase securities on margin, provided that it may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Purchasing on Margin (Fundamental)

The Performance Short Term Government Income Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or make short sales of securities.

Illiquid Securities (Non-Fundamental) The Federated U.S. Government Securities Fund does not have a similar limitation regarding illiquid securities.

Illiquid Securities (Fundamental)

The Performance Short Term Government Income Fund may not invest more than 15% of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Performance Funds Board determines to be illiquid securities or assets.

Investing in Securities of Other Investment Companies (Non-Fundamental)

The Federated U.S. Government Securities Fund does not have a similar limitation regarding investing in securities of other investment companies. .

Investing in Securities of Other Investment Companies (Fundamental)

The Performance Short Term Government Income Fund may not invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund.

Additional Information

The Federated U.S. Government Securities Fund: 1-3 Year’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.” Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Performance Funds’ SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction. However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set for the in the Fund’s prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.”

Comparative Fee Tables

Like all mutual funds, the Performance Funds and Federated Funds incur certain expenses in their operations. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by each class of each Performance Fund and each corresponding class of the corresponding Federated Fund, and pro forma fees for the corresponding class of Federated Fund after giving effect to the applicable Reorganization (which are based on asset and expense information assuming the Reorganizations occurred as of the last fiscal year end of the Federated Fund). In accordance with the structure of the proposed Reorganizations, as described in the chart on the first page of this Prospectus/Proxy Statement, each table reflects the Reorganization of a single Performance Fund into a single Federated Fund. A combined table showing the Reorganization of the Performance Leaders Equity Fund and Performance Mid Cap Equity Fund into the Federated Mid Cap Growth Strategies Fund also is included.

Shareholders should note that, in addition to any waivers or reimbursements reflected in the tables below, the Performance Funds Adviser and Federated Funds Adviser, and their affiliates and Fund service providers, may voluntarily waive fees or reimburse expenses below the stated expense ratios reflected in the tables below. For example, the Annual Shareholder Report for the Performance Funds dated May 31, 2011, indicated that the Performance Funds Adviser had agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of the Performance Funds that are Money Market Funds as follows: (1) Performance Money Market Fund: Institutional Class -- 0.03%, and Class A Shares -- 0.02%; and (2) Performance U.S. Treasury Money Market Fund: Institutional Class – 0.02% (the Performance Funds Adviser subsequently changed the minimum yield for this Fund/class to 0.00%). Any additional voluntary waivers or expense reimbursements can be changed or terminated at any time at the discretion of the Performance Funds Adviser, Federated Funds Adviser, their affiliates or Fund service providers (as applicable). While certain of the Performance Funds generally have been operated at various times at lower net expense ratios than the Federated Funds after voluntary waivers and expense reimbursements, there is no guarantee that such voluntary waivers or reimbursements would continue given that the Performance Funds Adviser has determined to exit the proprietary mutual fund management business and to cease sponsoring the Performance Funds.

Performance Money Market Fund (Class A Shares) – Federated Prime Obligations Fund (Trust Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Money Market Fund’s prospectus, dated October 1, 2011, for the Class A Shares of the Performance Money Market Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Prime Obligations Fund’s prospectus, dated September 30, 2011, for the Trust Shares of the Federated Prime Obligations Fund based on the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Trust Shares of the Federated Prime Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of July 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Money Market Fund – Class A Shares	Federated Prime Obligations Fund – Trust Shares	Federated Prime Obligations Fund – Trust Shares Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.20%	0.20%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.75%	0.78%	0.78%
Fee Waivers and/or Expense Reimbursements	None	0.08% (1)	0.08% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.75%	0.70%	0.70%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Money Market Fund, Class A Shares	$77	$261	$462	$1,040
Federated Prime Obligations Fund, Trust Shares	$80	$249	$433	$966
Federated Prime Obligations Fund, Trust Shares Pro Forma Combined	$80	$249	$433	$966

Performance Money Market Fund (Institutional Shares) – Federated Prime Obligations Fund (Service Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Money Market Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Money Market Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Prime Obligations Fund’s prospectus, dated September 30, 2011, for the Service Shares of the Federated Prime Obligations Fund based on the fiscal year ended July 31, 2011; and (3) the pro forma fees and expenses of the Service Shares of the Federated Prime Obligations Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of July 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Money Market Fund – Institutional Class	Federated Prime Obligations Fund – Service Shares	Federated Prime Obligations Fund – Service Shares Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.20%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.50%	0.53%	0.53%
Fee Waivers and/or Expense Reimbursements	None	0.08% (1)	0.08% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	0.45%	0.45%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012, or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Money Market Fund, Institutional Class	$51	$160	$280	$628
Federated Prime Obligations Fund, Service Shares	$54	$170	$296	$665
Federated Prime Obligations Fund, Service Shares Pro Forma Combined	$54	$170	$296	$665

Performance U.S. Treasury Money Market Fund – Federated U.S. Treasury Cash Reserves

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance U.S. Treasury Money Market Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance U.S. Treasury Money Market Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in Federated U.S. Treasury Cash Reserves’ prospectus, dated June 30, [2011], for the Service Shares of Federated U.S. Treasury Cash Reserves based on the fiscal year ended April 30, [2011]; and (3) the pro forma fees and expenses for the Service Shares of the Federated U.S. Treasury Cash Reserves on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of April 30, [2011]).

Shareholder Fees (fees paid directly from your investment)	Performance U.S. Treasury Money Market Fund – Institutional Class	Federated U.S. Treasury Cash Reserves – Service Shares	Federated U.S. Treasury Cash Reserves – Service Shares Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%	0.25%
Other Expenses	0.21%	[0.34]%	[0.34]%
Total Annual Fund Operating Expenses	0.51%	[0.99]%	[0.99]%
Fee Waivers and/or Expense Reimbursements	None	[0.54]% (1)	[0.54]% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.51%	0.45%	0.45%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, [2012], or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Federated Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance U.S. Treasury Money Market Fund, Institutional Class	$[52]	$[164]	$[285]	$[640]
Federated U.S. Treasury Cash Reserves, Service Shares	$[101]	$[315]	$[547]	$[1,213]
Federated U.S. Treasury Cash Reserves, Service Shares Pro Forma Combined	$[101]	$[315]	$[547]	$[1,213]

Performance Strategic Dividend Fund (Class A Shares) – Federated Strategic Value Dividend Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Strategic Dividend Fund’s prospectus, dated October 1, 2011, for the Class A Shares of Performance Strategic Dividend Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Strategic Value Dividend Fund’s prospectus, dated December 31, 2011, for the Class A Shares (A) of the Federated Strategic Value Dividend Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Strategic Value Dividend Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Strategic Dividend Fund – Class A Shares	Federated Strategic Value Dividend Fund – A Class	Federated Strategic Value Dividend Fund – A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.05%	0.05%
Other Expenses	0.34%	0.44%	0.44%
Acquired Fund Fees and Expenses	0.08%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	1.25%	1.25%
Fee Waivers and/or Expense Reimbursements	0.14% (1)	0.19% (2)	0.19% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.28%	1.06%	1.06%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Fund’s Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2012 and may not be revised or terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
3	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Strategic Dividend Fund, Class A Shares	$649*	$958	$1,289	$2,223
Federated Strategic Value Dividend Fund, A Class	$670	$925	$1,199	$1,978
Federated Strategic Value Dividend Fund, A Class Pro Forma Combined	$670	$925	$1,199	$1,978

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements

Portfolio Turnover – Performance Strategic Dividend Fund

This Performance Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover – Federated Strategic Value Dividend Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Performance Strategic Dividend Fund (Institutional Class) – Federated Strategic Value Dividend Fund (Institutional Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Strategic Dividend Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Strategic Dividend Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Strategic Dividend Fund’s prospectus, dated December 31, 2011, for the Institutional Shares (IS) of the Federated Strategic Value Dividend Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the IS class of the Federated Strategic Value Dividend Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Strategic Dividend Fund – Institutional Class	Federated Strategic Value Dividend Fund – IS Class	Federated Strategic Value Dividend Fund – IS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.41%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.08%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.24%	0.95%	0.95%
Fee Waivers and/or Expense Reimbursements	0.21% (1)	0.14% (2)	0.14% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	0.81%	0.81%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Fund’s Institutional Class shares to 0.95%. These contractual limitations are in effect until at least September 30, 2012 and may not be revised or terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.80% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
3	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Fund’s next effective prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Strategic Dividend Fund, Institutional Class	$105*	$373	$661	$1,481
Federated Strategic Value Dividend Fund, IS Class	$97	$303	$525	$1,166
Federated Strategic Value Dividend Fund, IS Class Pro Forma Combined	$97	$303	$525	$1,166

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements

Portfolio Turnover – Performance Strategic Dividend Fund

This Performance Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover – Federated Strategic Value Dividend Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Performance Large Cap Equity Fund (Class A Shares and Class B Shares) – Federated Capital Appreciation Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Large Cap Equity Fund’s prospectus, dated October 1, 2011, for the Class A Shares and Class B Shares of the Performance Large Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Capital Appreciation Fund’s prospectus, dated December 31, 2011, for the Class A Shares (A) of the Federated Capital Appreciation Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Capital Appreciation Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Large Cap Equity Fund – Class A Shares	Performance Large Cap Equity Fund – Class B Shares	Federated Capital Appreciation Fund– A Class	Federated Capital Appreciation Fund– A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	1.00%	0.05%	0.05%
Other Expenses	0.42%	0.42%	0.56%	0.56%
Acquired Fund Fees and Expenses	0.00%	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.37%	1.37%
Fee Waivers and/or Expense Reimbursements	0.00%	0.00%	0.12% (1)	0.12% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	2.02%	1.25%	1.25%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 1.24% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Large Cap Equity Fund, Class A Shares	$648	$927	$1,227	$2,077
Performance Large Cap Equity Fund, Class B Shares	$705	$934	$1,288	$2,181
Performance Large Cap Equity Fund, Class B Shares without redemption	$205	$634	$1,088	$2,181
Federated Capital Appreciation Fund, A Class	$682	$960	$1,259	$2,106
Federated Capital Appreciation Fund, A Class Pro Forma Combined	$682	$960	$1,259	$2,106

Portfolio Turnover – Performance Large Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover – Federated Capital Appreciation Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Performance Large Cap Equity Fund (Institutional Class) – Federated Capital Appreciation Fund (Institutional Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Large Cap Equity Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Large Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Capital Appreciation Fund’s prospectus, dated December 31, 2011, for the Institutional Shares (IS) of the Federated Capital Appreciation Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the IS class of the Federated Capital Appreciation Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Large Cap Equity Fund – Institutional Class	Federated Capital Appreciation Fund – IS Class	Federated Capital Appreciation Fund – IS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.75%	0.75%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.47%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.07%	1.01%	1.01%
Fee Waivers and/or Expense Reimbursements	0.00%	0.02% (1)	0.02% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.07%	0.99%	0.99%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Large Cap Equity Fund, Institutional Class	$109	$340	$590	$1,306
Federated Capital Appreciation Fund, IS Class	$103	$322	$558	$1,236
Federated Capital Appreciation Fund, IS Class Pro Forma Combined	$103	$322	$558	$1,236

Portfolio Turnover – Performance Large Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover – Federated Capital Appreciation Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Performance Leaders Equity Fund (Class A Shares and Class B Shares) – Federated Mid Cap Growth Strategies Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Leaders Equity Fund’s prospectus, dated October 1, 2011, for the Class A Shares and Class B Shares of the Performance Leaders Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Class A Shares (A) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Leaders Equity Fund – Class A Shares	Performance Leaders Equity Fund – Class B Shares	Federated Mid Cap Growth Strategies Fund – A Class	Federated Mid Cap Growth Strategies Fund – A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	1.00%	None	None
Other Expenses	0.49%	0.49%	0.66%	0.55%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.42%	1.31%
Fee Waivers and/or Expense Reimbursements	0.24% (1)	0.24% (1)	0.19% (2)	0.08% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.51%	2.26%	1.23%	1.23%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Fund’s Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 1.22% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
3	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Leaders Equity Fund, Class A Shares	$671*	$1,045	$1,443	$2,554
Performance Leaders Equity Fund, Class B Shares	$729*	$1,056	$1,509	$2,658
Performance Leaders Equity Fund, Class B Shares without redemption	$229*	$756	$1,309	$2,658
Federated Mid Cap Growth Strategies Fund, A Class	$687	$975	$1,284	$2,158
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined:	$676	$942	$1,229	$2,042

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements.

Portfolio Turnover – Performance Leaders Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Leaders Equity Fund (Institutional Class) – Federated Mid Cap Growth Strategies Fund (Institutional Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Leaders Equity Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Leaders Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Institutional Shares (IS) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the IS class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Leaders Equity Fund – Institutional Class	Federated Mid Cap Growth Strategies Fund – IS Class	Federated Mid Cap Growth Strategies Fund – IS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	0.75%	0.75%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.54%	0.36%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.55%	1.12%	1.06%
Fee Waivers and/or Expense Reimbursements	0.29% (1)	0.14% (2)	0.08% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	0.98%	0.98%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Fund’s Institutional Class to 1.25%. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.97% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
3	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Leaders Equity Fund, Institutional Class	$128*	$461	$817	$1,821
Federated Mid Cap Growth Strategies Fund, IS Class	$114	$356	$617	$1,363
Federated Mid Cap Growth Strategies Fund, IS Class Pro Forma Combined	$108	$337	$585	$1,294

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements

Portfolio Turnover – Performance Leaders Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Mid Cap Equity Fund (Class A Shares and Class B Shares) – Federated Mid Cap Growth Strategies Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Mid Cap Equity Fund’s prospectus, dated October 1, 2011, for the Class A Shares and Class B Shares of the Performance Mid Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Class A Shares (A) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Mid Cap Equity Fund – Class A Shares	Performance Mid Cap Equity Fund -- Class B Shares	Federated Mid Cap Growth Strategies Fund – A Class	Federated Mid Cap Growth Strategies Fund – A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	1.00%	None	None
Other Expenses	0.34%	0.34%	0.66%	0.53%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.36%	2.11%	1.42%	1.29%
Fee Waivers and/or Expense Reimbursements	0.00%	0.00%	0.19% (1)	0.06% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.36%	2.11%	1.23%	1.23%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 1.22% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Mid Cap Equity Fund, Class A Shares	$656	$953	$1,272	$2,172
Performance Mid Cap Equity Fund, Class B Shares	$714	$961	$1,334	$2,276
Performance Mid Cap Equity Fund, Class B Shares without redemption	$214	$661	$1,134	$2,276
Federated Mid Cap Growth Strategies Fund, A Class	$687	$975	$1,284	$2,158
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined	$674	$936	$1,219	$2,021

Portfolio Turnover – Performance Mid Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Mid Cap Equity Fund (Institutional Class) – Federated Mid Cap Growth Strategies Fund (Institutional Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Mid Cap Equity Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Mid Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Institutional Shares (IS) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the IS class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Mid Cap Equity Fund – Institutional Class	Federated Mid Cap Growth Strategies Fund – IS Class	Federated Mid Cap Growth Strategies Fund – IS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.39%	0.36%	0.28%
Acquired Fund Fees and Expenses	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	1.12%	1.04%
Fee Waivers and/or Expense Reimbursements	0.00%	0.14% (1)	0.06% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	0.98%	0.98%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.97% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Mid Cap Equity Fund, Institutional Class	$118	$368	$638	$1,409
Federated Mid Cap Growth Strategies Fund, IS Class	$114	$356	$617	$1,363
Federated Mid Cap Growth Strategies Fund, IS Class Pro Forma Combined	$106	$331	$574	$1,271

Portfolio Turnover – Performance Mid Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Leaders Equity Fund (Class A Shares and Class B Shares) and Performance Mid Cap Equity Fund (Class A Shares and Class B Shares) – Federated Mid Cap Growth Strategies Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund’s prospectus, dated October 1, 2011, for the Class A Shares and Class B Shares of the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Class A Shares (A) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Leaders Equity Fund – Class A Shares	Performance Leaders Equity Fund – Class B Shares	Performance Mid Cap Equity Fund – Class A Shares	Performance Mid Cap Equity Fund – Class B Shares	Federated Mid Cap Growth Strategies Fund – A Class	Federated Mid Cap Growth Strategies Fund – A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	5.25%	None	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	5.00%	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	1.00%	0.25%	1.00%	None	None
Other Expenses	0.49%	0.49%	0.34%	0.34%	0.66%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.02%	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.36%	2.11%	1.42%	1.28%
Fee Waivers and/or Expense Reimbursements	0.24% (1)	0.24% (1)	0.00%	0.00%	0.19% (2)	0.05% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.51%	2.26%	1.36%	2.11%	1.23%	1.23%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Leaders Equity Fund’s Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 1.22% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
3	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013 or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Leaders Equity Fund, Class A Shares	$671*	$1,045	$1,443	$2,554
Performance Leaders Equity Fund, Class B Shares	$729*	$1,056	$1,509	$2,658
Performance Leaders Equity Fund, Class B Shares without redemption	$229*	$756	$1,309	$2,658
Performance Mid Cap Equity Fund, Class A Shares	$656	$953	$1,272	$2,172
Performance Mid Cap Equity Fund Class B Shares	$714	$961	$1,334	$2,276
Performance Mid Cap Equity Fund, Class B Shares without redemption	$214	$661	$1,134	$2,276
Federated Mid Cap Growth Strategies Fund, A Class	$687	$975	$1,284	$2,158
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined	$673	$934	$1,214	$2,010

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements

Portfolio Turnover – Performance Leaders Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover – Performance Mid Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Leaders Equity Fund (Institutional Class) and Performance Mid Cap Equity Fund (Institutional Class) – Federated Mid Cap Growth Strategies Fund (Institutional Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund’s prospectus, dated October 1, 2011, for the Institutional Class of the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Mid Cap Growth Strategies Fund’s prospectus, dated December 31, 2011, for the Institutional Shares (IS) of the Federated Mid Cap Growth Strategies Fund based on the fiscal year ended October 31, 2011; and (3) the pro forma fees and expenses of the IS class of the Federated Mid Cap Growth Strategies Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of October 31, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Leaders Equity Fund – Institutional Class	Performance Mid Cap Equity Fund – Institutional Class	Federated Mid Cap Growth Strategies Fund – IS Class	Federated Mid Cap Growth Strategies Fund – IS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	None	None	None
Other Expenses	0.54%	0.39%	0.36%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.55%	1.16%	1.12%	1.03%
Fee Waivers and/or Expense Reimbursements	0.29%(1)	0.00%	0.14% (2)	0.05% (3)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	1.16%	0.98%	0.98%
1	The Performance Funds Adviser is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Performance Leaders Equity Fund’s Institutional Class to 1.25%. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without the Performance Funds Board’s approval.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.97% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Federated Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Leaders Equity Fund, Institutional Class	$128*	$461	$817	$1,821
Performance Mid Cap Equity Fund, Institutional Class	$118	$368	$638	$1,409
Federated Mid Cap Growth Strategies Fund, IS Class	$114	$356	$617	$1,363
Federated Mid Cap Growth Strategies Fund, IS Class Pro Forma Combined	$105	$328	$569	$1,259

*Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements.

Portfolio Turnover – Performance Leaders Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover – Performance Mid Cap Equity Fund

This Performance Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover – Federated Mid Cap Growth Strategies Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Performance Intermediate Term Income Fund (Class A Shares) – Federated Total Return Bond Fund (Class A Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Intermediate Term Income Fund’s prospectus, dated October 1, 2011, for the Class A Shares of the Performance Intermediate Term Income Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Total Return Bond Fund’s prospectus, dated January 31, 2012, for the Class A Shares (A) of the Federated Total Return Bond Fund based on the fiscal year ended November 30, 2011; and (3) the pro forma fees and expenses of the A class of the Federated Total Return Bond Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of November 30, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Intermediate Term Income Fund – Class A Shares	Federated Total Return Bond Fund – A Class	Federated Total Return Bond Fund – A Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.03%	1.02%	1.02.%
Fee Waivers and/or Expense Reimbursements	0.00%	0.11% (1)	0.11% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	0.91%	0.91%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and expenses allocated from affiliated partnerships) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.90% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and expenses allocated from affiliated partnerships) paid by the Federated Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Intermediate Term Income Fund, Class A Shares	$625	$856	$1,105	$1,819
Federated Total Return Bond Fund, A Class	$549	$760	$988	$1,642
Federated Total Return Bond Fund, A Class Pro Forma Combined	$549	$760	$988	$1,642

Portfolio Turnover – Performance Intermediate Term Income Fund

This Performance Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover – Federated Total Return Bond Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Performance Intermediate Term Income Fund (Institutional Class) – Federated Total Return Bond Fund (Service Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Intermediate Term Income Fund’s prospectus, dated October 1, 2011, for the Institutional Class of Performance Intermediate Term Income Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated Total Return Bond Fund’s prospectus, dated January 31, 2012, for the Service Shares (SS) of the Federated Total Return Bond Fund based on the fiscal year ended November 30, 2011; and (3) the pro forma fees and expenses of the SS class of the Federated Total Return Bond Fund on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of November 30, 2011).

Shareholder Fees (fees paid directly from your investment)	Performance Intermediate Term Income Fund – Institutional Class	Federated Total Return Bond Fund – SS Class	Federated Total Return Bond Fund – SS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	None	0.25%	0.25%
Other Expenses	0.34%	0.39%	0.39%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.84%	0.95%	0.95%
Fee Waivers and/or Expense Reimbursements	0.00%	0.29% (1)	0.29% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%	0.66%	0.66%
1	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and expenses allocated from affiliated partnerships) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.65% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	The Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and expenses allocated from affiliated partnerships) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Intermediate Term Income Fund, Institutional Class	$86	$268	$466	$1,037
Federated Total Return Bond Fund, SS Class	$97	$303	$525	$1,166
Federated Total Return Bond Fund, SS Class Pro Forma Combined	$97	$303	$525	$1,166

Portfolio Turnover – Performance Intermediate Term Income Fund

This Performance Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover – Federated Total Return Bond Fund

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Performance Short Term Government Income Fund (Class A Shares and Institutional Class) – Federated U.S. Government Securities Fund: 1-3 Years (Service Shares)

Fees and Expenses

This table describes (1) the actual fees and expenses reflected in the Performance Short Term Government Income Fund’s prospectus, dated October 1, 2011, for the Class A Shares and Institutional Class of the Performance Short Term Government Income Fund based on the fiscal year ended May 31, 2011; (2) the actual fees and expenses reflected in the Federated U.S. Government Securities Fund: 1-3 Years’ prospectus, dated April 30, 2012, for the Service Shares (SS) of the Federated U.S. Government Securities Fund: 1-3 Years based on the fiscal year ended February 29, 2012; and (3) the pro forma fees and expenses of the SS class of Federated U.S. Government Securities Fund: 1-3 Years on a combined basis after giving effect to the Reorganization (which are based on assets and expense information assuming the Reorganization occurred as of February 29, 2012).

Shareholder Fees (fees paid directly from your investment)	Performance Short Term Government Income Fund – Class A Shares	Performance Short Term Government Income Fund – Institutional Class	Federated U.S. Government Securities Fund: 1-3 Years – SS Class	Federated U.S. Government Securities Fund: 1-3 Years – SS Class Pro Forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	None	0.25%	0.25%
Other Expenses	0.25%	0.31%	0.41%	0.41%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.91%	0.72%	0.96%	0.96%
Fee Waivers and/or Expense Reimbursements	0.00%	0.00%	0.16% (1)	0.16% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%	0.72%	0.80%	| 0.80%
1	Effective May 1, 2012, the Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.80% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Federated Fund’s next effective prospectus. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board.
2	Effective May 1, 2012, the Federated Funds Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Federated Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed the Fee Limit up to but not including the later of the Termination Date. While the Federated Funds Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Federated Funds Board. If this Reorganization is approved and consummated, the Termination Date will be extended to the later of (a) August 1, 2013, or (b) the date of the Federated Fund’s next effective Prospectus.

Example

This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Performance Short Term Government Income Fund, Class A Shares	$390	$602	$832	$1,490
Performance Short Term Government Income Fund, Institutional Class	$74	$230	$401	$894
Federated U.S. Government Securities Fund: 1-3 Years, SS Class	$98	$306	$531	$1,178
Federated U.S. Government Securities Fund: 1-3 Years, SS Class Pro Forma Combined	$98	$306	$531	$1,178

Portfolio Turnover – Performance Short Term Government Income Fund

This Performance Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Performance Fund’s shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect this Performance Fund’s performance. During the most recent fiscal year, this Performance Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover – Federated U.S. Government Securities Fund: 1-3 Years

This Federated Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when this Federated Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect this Federated Fund’s performance. During the most recent fiscal year, this Federated Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Comparison Of Potential Risks And Rewards; Performance Information

The bar charts and performance tables shown below reflect historical performance data for the Performance Funds and the Federated Funds and are intended to help you analyze the Performance Funds’ and the Federated Funds’ investment risks in light of their historical returns. The bar charts and performance tables below compare the potential risks and rewards of investing in each Performance Fund and the corresponding Federated Fund. The bar charts show the variability in each Fund’s total returns on a calendar year-by-year basis. The average annual total return tables show returns averaged over stated periods. Total returns for different classes of shares of the same Fund will differ because of differences in the expenses of each class. The tables show how each Fund’s average annual total returns vary for the one year, five years and ten years (or start of performance). A Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Federated Funds is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400. Updated performance information for the Performance Funds is available by calling 1-800-PERFORM.

For the average annual total return tables for each Fund except the Money Market Funds, in addition to Return Before Taxes, Return After Taxes is shown for the Fund’s share class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the class specified, and after-tax returns for the other classes of the Fund will differ from those shown for specified class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

Performance Money Market Fund – Federated Prime Obligations Fund

Risk/Return Bar Chart

Performance Money Market Fund – Class A Shares

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 1.15% (quarter ended September 30, 2006). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Average Annual Total Return Table
The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

	1 Year	5 Years	10 Years
Class A Shares	0.02%	1.24%	1.52%

As of December 31, 2011 the 7-day current yield of the Performance Fund’s Class A Shares was 0.02%. For current yield information on the Fund, call 1-800-PERFORM. The Performance Fund’s yield appears in the Wall Street Journal each Thursday.

Risk/Return Bar Chart

Performance Money Market Fund – Institutional Class

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.01%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 1.21% (quarter ended September 30, 2006). Its lowest quarterly return was 0.01% (quarter ended September 30, 2011).

Average Annual Total Return Table
The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

	1 Year	5 Years	10 Years
Institutional Class	0.03%	1.36%	1.70%

As of December 31, 2011 the 7-day current yield of the Performance Fund’s Institutional Class was 0.03%. For current yield information on the Performance Fund, call 1-800-PERFORM. The Performance Fund’s yield appears in The Wall Street Journal each Thursday.

Risk/Return Bar Chart

Federated Prime Obligations Fund – Trust Shares (TR)

The Federated Fund’s TR class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s TR class highest quarterly return was 1.19% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table
The following table represents the Federated Fund’s TR class average annual total returns for the periods ended December 31, 2011.

Calendar Period	TR Class
1 Year	0.01%
5 Years	1.46%
Start of Performance (2/19/2003)	1.75%

The Federated Fund’s TR class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Risk/Return Bar Chart

Federated Prime Obligations Fund – Service Shares (SS)

The Federated Fund’s SS class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.25% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table
The following table represents the Federated Fund’s SS class average annual total returns for the periods ended December 31, 2011.

Calendar Period	SS Class
1 Year	0.01%
5 Years	1.59%
10 Years	1.88%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.01%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Performance U.S. Treasury Money Market Fund – Federated U.S. Treasury Cash Reserves

Risk/Return Bar Chart

Performance U.S. Treasury Money Market Fund – Institutional Class

5%
4%
3%
2%
1%
0%
-1%
-2%
-3%
-4%
-5%
1.25%
0.04%
0.02%
0.02%
2008
2009
2010
2011

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 0.55% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table
The following table represents the Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

	1 Year	Since Inception (9/18/07)
Institutional Class	0.02%	0.53%

As of December 31, 2011 the 7-day current yield of the Performance Fund’s Institutional Class shares was 0.00%. For current yield information on the Performance Fund, call 1-800-PERFORM. The Performance Fund’s yield appears in The Wall Street Journal each Thursday.

Risk/Return Bar Chart

Federated U.S. Treasury Cash Reserves – Service Shares (SS)

The Federated Fund’s SS class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.00%. Within the period shown in the bar chart, the Federated Fund’s SS class highest quarterly return was 1.17% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2011).

Average Annual Total Return Table
The following table represents the Federated Fund’s SS class average annual total returns for the periods ended December 31, 2011.

Calendar Period	SS Class
1 Year	0.00%
5 Years	1.08%
10 Years	1.50%

The Federated Fund’s SS class 7-Day Net Yield as of December 31, 2011, was 0.00%. You may go to FederatedInvestors.com or call the Federated Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Performance Strategic Dividend Fund – Federated Strategic Value Dividend Fund

Risk/Return Bar Chart

Performance Strategic Dividend Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012, was 4.33%. Within the period shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 15.17% (quarter ended September 30, 2009). Its lowest quarterly return was (20.78)% (quarter ended December 31, 2008).

Average Annual Total Return Table
The following table represents the Performance Fund’s Class A Share average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	Since Inception (11/9/04)
Class A Shares	Return Before Taxes (with maximum sales charge)	(0.17)%	1.12	4.23%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	(0.36)%	0.61%	3.69%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	0.14%	0.88%	3.56%
Dow Jones Select Dividend Index (index reflects no deduction for fees, expenses or taxes)[1]		12.42%	(0.66)%	2.96%
1	The Dow Jones Select Dividend Index (the “Index”) is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.

Risk/Return Bar Chart

Performance Strategic Dividend Fund – Institutional Class

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012, was 4.32%. Within the period shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 15.21% (quarter ended September 30, 2009). Its lowest quarterly return was (20.79)% (quarter ended December 31, 2008).

Average Annual Total Return Table
The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	Since Inception (11/9/04)
Institutional Class	Return Before Taxes	5.74%	2.50%	5.26%
Institutional Class	Return After Taxes on Distributions	5.50%	1.95%	4.69%
Institutional Class	Return After Taxes on Distributions and Sale of Shares	4.05%	2.06%	4.46%
Dow Jones Select Dividend Index (index reflects no deduction for fees, expenses or taxes)[1]		12.42%	(0.66)%	2.96%
1	The Dow Jones Select Dividend Index (the “Index”) is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.

Risk/Return Bar Chart

Federated Strategic Value Dividend Fund – Class A Shares (A)

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated Fund’s A class total return for the three-month period from January 1, 2012 to March 31, 2012 was 1.09%. Within the periods shown in the bar chart, the Federated Fund’s A class highest quarterly return was 13.38% (quarter ended September 30, 2010). Its lowest quarterly return was (14.93)% (quarter ended March 31, 2009).

Average Annual Total Return Table
The following table represents the Federated Fund’s A Class average annual total returns for the periods ended December 31, 2011.

A Class	1 Year	5 Years	Since Inception (3/30/2005)
Return Before Taxes	8.08%	(1.60)%	3.86%
Return After Taxes on Distributions	6.67%	(2.59)%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares	5.19%	(1.64)%	3.02%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	3.07%
Dow Jones Select Dividend Index[2] (reflects no deduction for fees, expenses or taxes)	12.42%	(0.66)%	2.98%
1	The Standard & Poor’s 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2	The Dow Jones Select Dividend Index is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield.

Risk/Return Bar Chart

Federated Strategic Value Dividend Fund – Institutional Shares (IS)

The Federated Fund’s IS class total return for the three-month period from January 1, 2012 to March 31, 2012 was 1.15%. Within the periods shown in the bar chart, the Federated Fund’s IS class highest quarterly return was 13.38% (quarter ended September 30, 2010). Its lowest quarterly return was (15.10)% (quarter ended March 31, 2009).

Average Annual Total Return Table

The following table represents the Federated Fund’s IS Class average annual total returns for the periods ended December 31, 2011.

IS Class	1 Year	5 Years	Since Inception (3/30/2005)
Return Before Taxes	14.96%	(1.24)%	3.96%
Return After Taxes on Distributions	13.36%	(0.47)%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	9.66%	(1.60)%	3.86%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	3.07%
Dow Jones Select Dividend Index[2] (reflects no deduction for fees, expenses or taxes)	12.42%	(0.66)%	2.98%
1	The Standard & Poor’s 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2	The Dow Jones Select Dividend Index is a dividend weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield.

Performance Large Cap Equity Fund – Federated Capital Appreciation Fund

Risk/Return Bar Chart

Performance Large Cap Equity Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 10.49%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 12.26% (quarter ended June 30, 2003). Its lowest quarterly return was (19.00)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes (with maximum sales charge)	(0.77)%	(2.38)%	0.71%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	(0.87)%	(2.90)%	(0.68)%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(0.36)%	(1.95)%	0.52%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)[1]		2.11%	(0.25)%	2.92%
1	The S&P 500® Index is an unmanaged index of common stocks representative of the large company sector of the equity market.

Risk/Return Bar Chart

Performance Large Cap Equity Fund – Class B Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class B Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 10.34%. Within the periods shown in the bar chart, the Performance Fund’s Class B Shares highest quarterly return was 12.07% (quarter ended June 30, 2003). Its lowest quarterly return was (19.12)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class B Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class B	Return Before Taxes (with maximum sales charge)	(1.21)%	(2.41)%	0.65%
Class B	Return After Taxes on Distributions (with maximum sales charge)	(1.24)%	(2.93)%	(0.75%)
Class B	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(0.74)%	(1.95)%	0.51%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)[1]		2.11%	(0.25)%	2.92%
1	The S&P 500® Index is an unmanaged index of common stocks representative of the large company sector of the equity market.

Risk/Return Bar Chart

Performance Large Cap Equity Fund – Institutional Class

24%
12%
0%
-12%
-24%
-36%
-21.83%
20.10%
11.07%
7.58%
9.21%
9.89%
-34.32%
11.66%
11.75%
4.94%
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012 was 10.48%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 12.40% (quarter ended June 30, 2003). Its lowest quarterly return was (18.91)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	4.94%	(1.12)%	1.48%
Institutional Class	Return After Taxes on Distributions	4.79%	(1.67)%	0.05%
Institutional Class	Return After Taxes on Distributions and Sale of Shares	3.39%	(0.90)%	1.15%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)[1]		2.11%	(0.25)%	2.92%

1	The S&P 500® Index is an unmanaged index of common stocks representative of the large company sector of the equity market.

Risk/Return Bar Chart

Federated Capital Appreciation Fund – Class A Shares (A)

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated Fund’s A class total return for the three-month period from January 1, 2012 to March 31, 2012, was 12.95%. Within the periods shown in the bar chart, the Federated Fund’s A class highest quarterly return was 14.46% (quarter ended June 30, 2003). Its lowest quarterly return was (18.04)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Federated Fund’s A Class average annual total returns for the periods ended December 31, 2011.

A Class	1 Year	5 Years	10 Years
Return Before Taxes	(10.47)%	(2.01)%	1.43%
Return After Taxes on Distributions	(10.66)%	(3.03)%	0.54%
Return After Taxes on Distributions and Sale of Fund Shares	(6.81)%	(1.92)%	1.07%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	2.92%
Lipper Large Cap Core Funds Average[2]	(0.59)%	(0.81)%	2.46%
1	The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

Risk/Return Bar Chart

Federated Capital Appreciation Fund – Institutional Shares (IS)

The Federated Fund’s IS class commenced operations on December 31, 2007. For the period prior to the commencement of operations of the IS class, the performance information shown is for the Federated Fund’s A class. The performance of the A class has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance of A class has been adjusted to remove any voluntary waiver of Federated Fund expenses that may have occurred during the period prior to the commencement of operations of the IS class.

The Federated Fund’s IS class total return for the three-month period from January 1, 2012 to March 31, 2012, was 13.09%. Within the periods shown in the bar chart, the Federated Fund’s IS class highest quarterly return was 14.46% (quarter ended June 30, 2003). Its lowest quarterly return was (18.01)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Federated Fund’s IS Class average annual total returns for the periods ended December 31, 2011.

IS Class	1 Year	5 Years	10 Years
Return Before Taxes	(5.07)%	(0.69)%	2.10%
Return After Taxes on Distributions	(5.37)%	(1.77)%	1.19%
Return After Taxes on Distributions and Sale of Fund Shares	(3.30)%	(0.83)%	1.64%
Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	2.92%
Lipper Large Cap Core Funds Average[2]	(0.59)%	(0.81)%	2.46%
1	The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

Performance Leaders Equity Fund and Performance Mid Cap Equity Fund – Federated Mid Cap Growth Strategies Fund

Risk/Return Bar Chart

Performance Leaders Equity Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 14.73%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 14.85% (quarter ended September 30, 2010). Its lowest quarterly return was (26.56)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes (with maximum sales charge)	(8.26)%	(3.19)%	1.71%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	(8.26)%	(3.60)%	1.38%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(5.37)%	(2.73)%	1.45%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		1.50%	(0.02)%	3.34%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		2.64%	2.50%	2.60%
1	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Risk/Return Bar Chart

Performance Leaders Equity Fund – Class B Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class B Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 14.59%. Within the periods shown in the bar chart, the Performance Fund’s Class B Shares highest quarterly return was 14.47% (quarter ended September 30, 2010). Its lowest quarterly return was (26.75)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class B Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class B Shares	Return Before Taxes (with maximum sales charge)	(8.84)%	(3.24)%	1.64%
Class B Shares	Return After Taxes on Distributions (with maximum sales charge)	(8.84)%	(3.69)%	1.29%
Class B Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(5.74)%	(2.77)%	1.40%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		1.50%	(0.02)%	3.34%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		2.64%	2.50%	2.60%
1	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Risk/Return Bar Chart

Performance Leaders Equity Fund – Institutional Class

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012 was 14.83%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 14.95% (quarter ended September 30, 2010). Its lowest quarterly return was (26.62)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	(2.96)%	(1.92)%	2.50%
Institutional Class	Return After Taxes on Distributions	(2.96)%	(2.34)%	2.17%
Institutional Class	Return After Taxes on Distributions and Sale of Shares	(1.92)%	(1.67)%	2.14%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		1.50%	(0.02)%	3.34%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		2.64%	2.50%	2.60%
1	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Risk/Return Bar Chart

Performance Mid Cap Equity Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 9.93%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 15.58% (quarter ended June 30, 2003). Its lowest quarterly return was (27.59)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes (with maximum sales charge)	(4.34)%	(1.03)%	3.94%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	(4.34)%	(1.48)%	2.99%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(2.82)%	(0.87)%	3.40%
S&P MidCap® Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.73)%	3.32%	7.04%
Russell Midcap Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.55)%	1.41%	6.99%
1	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.

Risk/Return Bar Chart

Performance Mid Cap Equity Fund – Class B Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class B Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 9.78%. Within the periods shown in the bar chart, the Performance Fund’s Class B Shares highest quarterly return was 15.24% (quarter ended June 30, 2003). Its lowest quarterly return was (27.64)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class B Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class B Shares	Return Before Taxes (with maximum sales charge)	(4.77)%	(1.05)%	3.85%
Class B Shares	Return After Taxes on Distributions (with maximum sales charge)	(4.77)%	(1.57)%	2.82%
Class B Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(3.10)%	(0.88)%	3.35%
S&P MidCap® Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.73)%	3.32%	7.04%
Russell Midcap Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.55)%	1.41%	6.99%
1	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.

Risk/Return Bar Chart

Performance Mid Cap Equity Fund – Institutional Class

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012 was 9.95%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 15.67% (quarter ended June 30, 2003). Its lowest quarterly return was (27.50)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	1.21%	0.22%	4.72%
Institutional Class	Return After Taxes on Distributions	1.21%	(0.22)%	3.78%
Institutional Class	Return After Taxes on Distributions and Sale of Shares	0.79%	0.19%	4.09%
S&P® MidCap 400 Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.73)%	3.32%	7.04%
Russell MidCap Index (index reflects no deduction for fees, expenses or taxes)[1]		(1.55)%	1.41%	6.99%
1	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.

Risk/Return Bar Chart

Federated Mid Cap Growth Strategies Fund – Class A Shares (A)

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated Fund’s A class total return for the three-month period from January 1, 2012 to March 31, 2012 was 12.04%. Within the periods shown in the bar chart, the Federated Fund’s A class highest quarterly return was 19.03% (quarter ended June 30, 2003). Its lowest quarterly return was (25.15)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Federated Fund’s A Class average annual total returns for the periods ended December 31, 2011.

A Class	1 Year	5 Years	10 Years
Return Before Taxes	(8.90)%	(0.86)%	3.34%
Return After Taxes on Distributions	(8.90)%	(1.16)%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	(5.78)%	(0.69)%	2.92%
Russell Midcap Growth Index[1] (reflects no deduction for fees, expenses or taxes)	(1.65)%	2.44%	5.29%
Lipper Multi-Cap Growth Funds Average[2]	(3.51)%	1.27%	3.24%
1	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Risk/Return Bar Chart

Federated Mid Cap Growth Strategies Fund – Institutional Shares (IS)

The Federated Fund’s IS class commenced operations on January 29, 2010. For the period prior to commencement of operations of the IS class, the performance information shown is for A class adjusted to remove any voluntary waiver of Federated Fund expenses related to A class that may have occurred during the period prior to the commencement of IS class, but has not been adjusted to reflect the expenses of the IS class since the IS class has a lower expense ratio than the expense ratio of A class. Additionally, for the IS class, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to A class.

The Fund’s IS class total return for the three-month period from January 1, 2012 to March 31, 2012 was 12.14%. Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 19.03% (quarter ended June 30, 2003). Its lowest quarterly return was (25.18)% (quarter ended December 31, 2008).

Average Annual Total Return Table

The following table represents the Federated Fund’s IS Class average annual total returns for the periods ended December 31, 2011.

IS Class	1 Year	5 Years	10 Years
Return Before Taxes	(3.36)%	0.30%	3.94%
Return After Taxes on Distributions	(3.36)%	(0.02)%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares	(2.18)%	0.28%	3.44%
Russell Midcap Growth Index[1] (reflects no deduction for fees, expenses or taxes)	(1.65)%	2.44%	5.29%
Lipper Multi-Cap Growth Funds Average[2]	(3.51)%	1.27%	3.24%
1	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Performance Intermediate Term Income Fund – Federated Total Return Bond Fund

Risk/Return Bar Chart

Performance Intermediate Term Income Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was 0.13%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 5.97% (quarter ended December 31, 2008). Its lowest quarterly return was (2.41)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes (with maximum sales charge)	1.52%	4.98%	4.54%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	0.31%	3.56%	2.99%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	1.01%	3.42%	2.94%
BofA Merrill Lynch U.S. Corporate & Government Index (index reflects no deduction for fees, expenses or taxes)[1]		8.61%	6.49%	5.82%
1	The BofA Merrill Lynch U.S. Corporate & Government Index is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.

Risk/Return Bar Chart

Performance Intermediate Term Income Fund – Institutional Class

Average Annual Total Return Table

The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	7.37%	6.33%	5.33%
Institutional Class	Return After Taxes on Distributions	6.02%	4.83%	3.69%
Institutional Class	Return After Taxes on Distributions and Sale of Shares	4.81%	4.54%	3.58%
BofA Merrill Lynch U.S. Corporate & Government Index (index reflects no deduction for fees, expenses or taxes)[1]		8.61%	6.49%	5.82%
1	The BofA Merrill Lynch U.S. Corporate & Government Index is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.

Risk/Return Bar Chart

Federated Total Return Bond Fund – Class A Shares (A)

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s A class total return for the three-month period from January 1, 2012 to March 31, 2012 was 1.67%. Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 4.94% (quarter ended September 30, 2009). Its lowest quarterly return was (2.10)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Federated Fund’s A Class average annual total returns for the periods ended December 31, 2011.

A Class	1 Year	5 Years	10 Years
Return Before Taxes	0.91%	5.08%	4.94%
Return After Taxes on Distributions	(0.54)%	3.45%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	0.66%	3.37%	3.22%
Barclays Capital U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Category Average[2]	5.45%	4.68%	4.67%
1	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated.

Risk/Return Bar Chart

Federated Total Return Bond Fund – Service Shares (SS)

The Fund’s SS class total return for the three-month period from January 1, 2012 to March 31, 2012 was 1.73%.

Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 5.00% (quarter ended September 30, 2009). Its lowest quarterly return was (2.05)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Federated Fund’s SS Class average annual total returns for the periods ended December 31, 2011.

SS Class	1 Year	5 Years	10 Years
Return Before Taxes	5.97%	6.31%	5.67%
Return After Taxes on Distributions	4.36%	4.58%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	3.95%	4.38%	3.80%
Barclays Capital U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Category Average[2]	5.45%	4.68%	4.67%
1	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated.

Performance Short Term Government Income Fund – Federated U.S. Treasury Cash Reserves

Risk/Return Bar Chart

Performance Short Term Government Income Fund – Class A Shares

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Performance Fund’s Class A Shares total return for the three-month period from January 1, 2012 to March 31, 2012 was (0.01)%. Within the periods shown in the bar chart, the Performance Fund’s Class A Shares highest quarterly return was 2.57% (quarter ended December 31, 2008). Its lowest quarterly return was (0.73)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Performance Fund’s Class A Shares average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes (with maximum sales charge)	(2.70)%	1.98%	2.10%
Class A Shares	Return After Taxes on Distributions (with maximum sales charge)	(2.92)%	1.19%	1.15%
Class A Shares	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	(1.76)%	1.23%	1.22%
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]		1.55%	3.77%	3.35%
1	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.

Risk/Return Bar Chart

Performance Short Term Government Income Fund – Institutional Class

The Performance Fund’s Institutional Class total return for the three-month period from January 1, 2012 to March 31, 2012 was 0.04%. Within the periods shown in the bar chart, the Performance Fund’s Institutional Class highest quarterly return was 2.52% (quarter ended December 31, 2008). Its lowest quarterly return was (0.67)% (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Performance Fund’s Institutional Class average annual total returns for the periods ended December 31, 2011.

		1 Year	5 Years	10 Years
Institutional Shares	Return Before Taxes	0.52%	2.79%	2.63%
Institutional Shares	Return After Taxes on Distributions	0.23%	1.93%	1.60%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	0.34%	1.88%	1.63%
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]		1.55%	3.77%	3.35%
1	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.

Risk/Return Bar Chart

Federated U.S. Government Securities Fund: 1-3 Years – Service Shares (SS)

The Fund’s SS class total return for the three-month period from January 1, 2012 to March 31, 2012, was 0.23%. Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 2.80% (quarter ended December 31, 2008). Its lowest quarterly return was (1.02) % (quarter ended June 30, 2004).

Average Annual Total Return Table

The following table represents the Federated Fund’s SS Class average annual total returns for the periods ended December 31, 2011.

SS Class	1 Year	5 Years	10 Years
Return Before Taxes	0.98%	3.22%	2.61%
Return After Taxes on Distributions	0.60%	2.46%	1.75%
Return After Taxes on Distributions and Sale of Fund Shares	0.86%	2.33%	1.73%
Bank of America Merrill Lynch 1-3 Year Treasury Index[1] (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%
Lipper Short U.S. Government Funds Average[2]	1.22%	3.13%	2.85%
1	Bank of America Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. This index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated.

Financial Highlights

The Financial Highlights for Federated Prime Obligations Fund – Trust Shares, Federated Prime Obligations Fund – Service Shares and Federated U.S. Treasury Cash Reserves – Service Shares, each a portfolio of Money Market Obligations Trust, Federated Strategic Value Dividend Fund – Class A Shares, Federated Strategic Value Dividend Fund – Institutional Shares, Federated Capital Appreciation Fund – Class A Shares, Federated Capital Appreciation Fund – Institutional Shares, Federated Mid Cap Growth Strategies Fund – Class A Shares and Federated Mid Cap Growth Strategies Fund – Institutional Shares, each a portfolio of Federated Equity Funds, Federated Total Return Bond Fund – Class A Shares and Federated Total Return Bond Fund – Service Shares, a portfolio of Federated Total Return Series, Inc., and Federated U.S. Government Securities Fund: 1-3 Years – Service Shares, are attached to this Prospectus/Proxy Statement as Annex B-1, Annex B-2, Annex B-3, Annex B-4, Annex B-5, Annex B-6, Annex B-7, Annex B-8, Annex B-9, Annex B-10, Annex B-11 and Annex B-12, respectively. to this Prospectus/Proxy Statement.

Federated Funds

The Financial Highlights will help you understand the financial performance of the Federated Funds’ Class A Shares, Trust Shares, Institutional Shares and Service Shares, as applicable, for its past five fiscal years (or, if shorter, since inception). Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Federated Fund, assuming reinvestment of any dividends and capital gains.

The financial information for the Federated Prime Obligations Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund has been audited (except for any six-month semi-annual period) by KPMG LLP, an independent registered public accounting firm, whose report, along with the Federated Prime Obligations Fund’s, Federated Capital Appreciation Fund’s and Federated Mid Cap Growth Strategies Fund’s audited financial statements, are included in the Federated Prime Obligations Fund’s, Federated Capital Appreciation Fund’s, Federated Mid Cap Growth Strategies Fund’s Annual Reports.

The financial information for Federated U.S. Treasury Cash Reserves, Federated U.S. Government Securities Fund: 1-3 Years, Federated Strategic Value Dividend Fund and Federated Total Return Bond Fund has been audited (except for any six-month semi-annual period) by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Federated U.S. Treasury Cash Reserves’, Federated U.S. Government Securities Fund: 1-3 Years’, Federated Strategic Value Dividend Fund’s and Federated Total Return Bond Fund’s audited financial statements, is included in the Federated U.S. Treasury Cash Reserves’, Federated U.S. Government Securities Fund: 1-3 Years’, Federated Strategic Value Dividend Fund’s and Federated Total Return Bond Fund’s Annual Report.

Fund Management

Performance Funds

Performance Funds Adviser

The Performance Funds Board selects and oversees the Performance Funds Adviser. The Performance Funds Adviser serves as investment adviser to the Performance Funds. The Performance Funds Adviser is a wholly-owned subsidiary of Trustmark National Bank, is a registered investment adviser and has its principal address at 1701 Lakeland Drive, Jackson, Mississippi 39216. The Performance Funds Adviser manages the investment and reinvestment of the assets of each Performance Fund and continuously reviews, supervises and administers the Performance Funds’ investments. The Performance Funds Adviser is responsible for placing orders for the purchase and sale of the Performance Funds’ investments directly with brokers and dealers selected by it in its discretion.

As of March 31, 2012, the Performance Funds Adviser had assets under management of approximately $2.99 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of March 31, 2012, The Wealth Management Division of Trustmark National Bank had approximately $8.69 billion in assets under management and/or administration. Shares of the Performance Funds are not guaranteed by the Performance Funds Adviser, its parent or affiliates, nor are they insured by the Federal Deposit Insurance Corporation. The Performance Funds Adviser may make marketing assistance payments from its own resources in connection with the Performance Funds’ distribution activities and operations.

Performance Strategic Dividend Fund Sub-Adviser

The Performance Funds Adviser, at its own expense, employs Orleans Capital Management Corporation (the “Performance Strategic Dividend Fund Sub-Adviser”) to provide certain advisory services in managing the Performance Strategic Dividend Fund. The Performance Strategic Dividend Fund Sub-Adviser provides investment advisory services to institutional and other investors. The Performance Strategic Dividend Fund Sub-Adviser’s principal office is located at 830 West Causeway Approach, Suite 1200, Mandeville, LA 70471. The Performance Strategic Dividend Fund Sub-Adviser was founded in 1991 by owners Louis F. Crane and Rodney J. Abele and had approximately $1.7 billion in assets under management as of December 31, 2011.

Portfolio Managers

The Performance Funds Adviser has an investment management staff of highly trained professionals who are responsible for the day-to-day management of each Performance Fund’s portfolio. The Performance Strategic Dividend Fund, the Performance Large Cap Equity Fund, the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund, the Performance Intermediate Term Income Fund, and the Performance Short Term Government Income Fund are each managed by a team of Performance Fund co-managers, research analysts, and other investment management professionals. See “Team Management” below.

Kelly Collins is the Portfolio Manager of the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund and Co-Portfolio Manager of the Performance Short Term Government Income Fund and the Performance Intermediate Term Income Fund. He is a Vice President of the Performance Funds Adviser and has served as Portfolio Manager with the Performance Funds Adviser since 1991 and has over 20 years of experience in the investment management industry. Additionally, Mr. Collins is responsible for managing individual and institutional investment accounts specializing in fixed income investment management. Mr. Collins is a graduate of the University of Mississippi with a B.B.A. in Banking and Finance and Managerial Finance.

Robert H. Spaulding is Co-Portfolio Manager of the Performance Short Term Government Income Fund and the Performance Intermediate Term Income Fund. Mr. Spaulding also serves as First Vice President and Trust Investment Officer and joined the Performance Funds Adviser in 1984. He is a graduate of the University of Mississippi with a B.B.A. degree in Business and the National Trust School at Northwestern University. Mr. Spaulding has over 37 years of trust and investment related experience. His primary responsibilities involve wealth management for individuals, endowments, foundations, self-insured workers compensation funds, and various governmental entities.

Douglas H. Ralston, CFA, who joined the Performance Funds Adviser in 1991, is a member of the Portfolio Management Team for the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and the Performance Large Cap Equity Fund. Mr. Ralston is President of the Performance Funds Adviser and has over 25 years of capital markets experience which includes investment banking and trust asset management. A graduate of Murray State University, he holds a B.S. degree in Economics and Finance. Mr. Ralston has served on the Board of Directors of the Mississippi Society of Financial Analysts and is a member of the CFA Institute. He also serves as an instructor for the Southern Trust School.

Heath R. Jordan, CFA, is a member of the Portfolio Management Team for the Performance Large Cap Equity Fund, the Performance Mid Cap Equity Fund, and the Performance Leaders Equity Fund. Mr. Jordan, a Vice President of the Performance Funds Adviser, has over 12 years of experience in the investment industry including securities analysis, asset allocation, and quantitative modeling. He is a graduate of Belhaven College with a B.S. degree in Business Administration. Mr. Jordan joined the Performance Funds Adviser as a Portfolio Manager in September 2001 and is currently a board member of the CFA Society of Mississippi.

Ben T. Edwards, a Vice President and Portfolio Manager with the Performance Funds Adviser since January 1999, is a member of the Performance Leaders Equity Fund team. He also manages personal trust and institutional accounts and serves as an investment strategist. He has 17 years of experience in the investment management industry including both brokerage and trust experience. Mr. Edwards is a graduate of Stetson University with a B.B.A. in Finance.

Drew P. Cleland is a member of the Portfolio Management Team for the Performance Large Cap Equity Fund, Performance Mid Cap Equity Fund, and Performance Leaders Equity Fund, and a Vice President and Portfolio Manager for the Performance Funds Adviser. He joined the Performance Funds Adviser in 2003 and has over seven years of investment experience. Mr. Cleland is a 2003 graduate of the University of Mississippi with a B.B.A. degree in Economics and a 2006 graduate of Millsaps College with a Masters in Business Administration with a concentration in Finance.

Louis F. Crane, CFA, is a member of the Performance Strategic Dividend Fund investment team. Mr. Crane is President and Chief Investment Officer of the Performance Strategic Dividend Fund Sub-Adviser. He heads the investment policy committee of the Performance Strategic Dividend Fund Sub-Adviser and is directly involved with the management of all institutional accounts at the Performance Strategic Dividend Fund Sub-Adviser. He has 34 years of experience in investment management as well as broad experience in the international business arena. Prior to forming Performance Strategic Dividend Fund Sub-Adviser in 1991, Mr. Crane was the senior fixed income manager at a major regional bank and responsible for the development of investment strategy and process. He previously served as Chief Investment Officer for two insurance companies. Mr. Crane began his investment career with Merrill Lynch & Co. in New York.

Rodney J. Abele, CFA, is a member of the Performance Strategic Dividend Fund investment team. Mr. Abele, Senior Fixed Income Portfolio Manager of the Performance Strategic Dividend Fund Sub-Adviser, has primary responsibility for public and corporate pension funds as well as religious foundations and endowments since the inception of the Performance Strategic Dividend Fund Sub-Adviser in 1991. Formerly, Mr. Abele was an executive vice president of a major regional bank and manager of the Trust and Capital Markets Division. He began his career as a fixed income Portfolio Manager. Mr. Abele has 34 years of experience in investment management.

L. Farrell Crane, Jr. is a member of the Performance Strategic Dividend Fund investment team. Mr. Crane is Director of Research and Chief Compliance Officer of the Performance Strategic Dividend Fund Sub-Adviser, overseeing all risk analysis and regulatory reporting at the Performance Strategic Dividend Fund Sub-Adviser since 2000. He has 19 years of experience as a corporate lawyer, managing financial restructurings of both publicly and privately held institutions as well as an extensive background in the review and analysis of securities. He was formerly a partner with Kirkendall & Isgur, L.L.P. and of Counsel with Butler & Binion, L.L.P. and Fulbright & Jaworski, L.L.P. in Houston, Texas.

Emily C. Becker is a member of the Performance Strategic Dividend Fund investment team. Ms. Becker, Fixed Income Portfolio Manager of the Performance Strategic Dividend Fund Sub-Adviser, has responsibility for a number of institutional accounts including pension funds, religious foundations and endowments since 1994. Prior to joining the Performance Strategic Dividend Fund Sub-Adviser, Ms. Becker was an institutional investment officer at a Louisiana bank where she provided investment portfolio strategy and execution services. Ms. Becker began her career with the trust department at a major regional bank in Houston with principal responsibility in investment administration.

Team Management. The team members or Co-Portfolio Managers, as noted above, for each of the Performance Dividend Strategy Fund, Performance Large Cap Equity Fund, Performance Leaders Equity Fund, Performance Mid Cap Equity Fund, Performance Intermediate Term Income Fund, and Performance Short Term Government Income Fund, are jointly and primarily responsible for security analysis, industry recommendations, cash positions purchase and sell decision making process, and general daily oversight of each Fund.

Additional information about the Portfolio Managers’ compensation arrangements, other accounts managed by the Portfolio Managers, as applicable, and the Portfolio Managers’ ownership of securities of the Performance Funds they manage is available in the Performance Funds’ SAI, which is incorporated by referenced into this Prospectus/Proxy Statement..

The SAI also contains more detailed information about the Performance Funds Adviser and the Performance Funds’ other service providers.

Federated Funds

The Federated Funds Board governs the Federated Funds. The Federated Fund Board selects and oversees the Federated Funds Advisers.

Federated Funds Advisers

The Federated Funds Advisers manage the Federated Funds’ assets, including buying and selling portfolio securities. The Federated Funds that are Money Market Funds and the fixed income Federated Funds are managed by Federated Investment Management Company. The equity Federated Funds are managed by Federated Equity Management Company of Pennsylvania. Each of the Federated Funds Advisers is a subsidiary of Federated Investors, Inc.

Federated Advisory Services Company (“FASC”), an affiliate of the Federated Funds Advisers, provides certain support services to Federated Investment Management Company with respect to the fixed income and money market Federated Funds advised by it. FASC provides research, quantitative analysis, equity trading and transaction settlement and certain support services to Federated Equity Management Company of Pennsylvania with respect to the equity Federated Funds advised by it. The fees for these services provided by FASC are paid by the Federated Funds Advisers and not by the Federated Funds. The address of the Federated Funds Advisers and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Federated Funds Advisers and other subsidiaries of Federated advise approximately 134 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies, and customized separately managed accounts (including non-U.S/offshore funds), which totaled approximately $369.7 billion in assets as of March 31, 2012. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,743 investment professionals and institutions.

Federated Equity Management Company of Pennsylvania advises approximately 20 equity mutual funds (including sub-advised funds) which totaled approximately $15.9 billion in assets as of December 31, 2011.

Federated Investment Management Company advises approximately 91 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $273.8 billion in assets as of December 31, 2011.

Portfolio Managers

Deborah A. Cunningham. Deborah A. Cunningham has been the Federated Prime Obligations Fund’s portfolio manager since July 1991. Ms. Cunningham also has been Federated U.S. Treasury Cash Reserves’ portfolio manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and serves as a Senior Portfolio Manager. Ms. Cunningham was named an Executive Vice President of the Federated Funds Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Federated Funds Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Paige M. Wilhelm. Paige M. Wilhelm has been the Federated Prime Obligations Fund’s Portfolio Manager since July 2003. Ms. Wilhelm is Vice President of the Federated Registrant for Federated Prime Obligations Fund. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Federated Funds Adviser since January 2006 and a Senior Portfolio Manager since January 2004.  She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Susan R. Hill. Susan R. Hill has been Federated U.S. Treasury Cash Reserves’ Portfolio Manager since January 1994. Ms. Hill is Vice President of the Federated Registrant for Federated U.S. Treasury Cash Reserves. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Federated Funds Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Federated Funds Adviser from 1997 until 2004 and as Assistant Vice President of the Federated Funds Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University.

Walter C. Bean. Walter C. Bean, Chartered Financial Analyst, is the lead Portfolio Manager responsible for managing the Federated Strategic Value Dividend Fund. Mr. Bean has been the Federated Strategic Value Dividend Fund's Portfolio Manager since inception. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Federated Funds Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has 42 years of investment experience.

Daniel Peris. Daniel Peris, Chartered Financial Analyst, is a Portfolio Manager responsible for managing the Federated Strategic Value Dividend Fund. Mr. Peris has been the Federated Strategic Value Dividend Fund's Portfolio Manager since October 2006. Mr. Peris is a Vice President of a Federated advisory subsidiary. Mr. Peris joined Federated in August 2002. His previous associations include: Director of Small Cap Research at Argus Research Corp.; and Director of Equity Research at Absolut Invest, Moscow. Mr. Peris earned his B.A. from Williams College, his M. Phil. from Oxford University and his Ph.D. from the University of Illinois. Mr. Peris has 12 years of investment experience.

James E. Grefenstette. James E. Grefenstette has been the Federated Capital Appreciation Fund's Senior Portfolio Manager since April 2011. He also has been the Federated Mid Cap Growth Strategies Fund's Senior Portfolio Manager since December 2009. He is Vice President of the Federated Funds Adviser. Mr. Grefenstette joined Federated in December 2009. Previously, he served as founder and managing partner of Blazer Investment Advisers from April 2008 until December 2009, and as founder and managing partner of Aspirante Capital Management, a long/short hedge fund, from August 2006 until September 2007. Prior to that, Mr. Grefenstette worked at Federated as Portfolio Manager of the Federated Capital Appreciation Fund from 1994 until June 2006 and as Senior Vice President of the Federated Funds Adviser from January 2000 until July 2006. He also served as Vice President and Assistant Vice President of the Federated Funds Adviser from 1994 until 1999. Mr. Grefenstette has received the Chartered Financial Analyst designation, he received his M.S. in Industrial Administration from Carnegie Mellon University and his B.S.B.A. from Georgetown University.

Dean J. Kartsonas. Dean J. Kartsonas has been the Federated Capital Appreciation Fund's Portfolio Manager since May 2007. Mr. Kartsonas joined Federated as an Investment Analyst in the High Yield department in September 1994. From March 2000 through May 2007, he served as a Portfolio Manager and a Senior Investment Analyst in the equity department. He became a Vice President in January 2004 and has received the Chartered Financial Analyst designation. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.

David W. Cook. David W. Cook has been the Federated Mid Cap Strategies Fund's Portfolio Manager since July 2006. Mr. Cook joined Federated in 2001 and is a Vice President of the Federated Funds Adviser. Mr. Cook was a senior investment analyst responsible for research and analytical support in the health care sector. From 1999 to 2001, he served as a senior analyst for Founders Asset Management. Mr. Cook has received the Chartered Financial Analyst designation. He received his M.B.A. from Case Western University.

Joseph M. Balestrino. Joseph M. Balestrino has been the Federated Total Return Bond Fund's Portfolio Manager since September 1996. He is Vice President of the Federated Registrant for Federated Total Return Bond Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Federated Funds Adviser since 1998. He was a Portfolio Manager and a Vice President of the Federated Funds Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Federated Funds Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and a Master's Degree in Urban and Regional Planning from the University of Pittsburgh. Mr. Balestrino is the Portfolio Manager responsible for day-to-day management of the Federated Total Return Bond Fund focusing on asset allocation and investment-grade bonds.

The Federated Total Return Bond Fund has the ability to invest in affiliated investment companies, which are not available for general public investment, to gain additional exposure to mortgage-backed, high-yield and certain international fixed-income securities. The following individuals are portfolio managers of the affiliated investment companies:

Todd A. Abraham. Todd Abraham has been the Portfolio Manager of the mortgage-backed affiliated fund in which Federated Total Return Bond Fund invests since its inception in February 1999. He was the portfolio manager of the mortgage-backed portion of the Federated Total Return Bond Fund's portfolio from August 1996 until the inception of the mortgage-backed affiliated fund. Mr. Abraham became a Portfolio Manager in 1995 and was a Vice President of the Federated Funds Adviser from 1997 through 2007. He became a Senior Vice President of the Federated Funds Adviser in January 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.

Mark E. Durbiano. Mark E. Durbiano has been the Portfolio Manager of the high-yield affiliated fund in which Federated Total Return Bond Fund invests since its inception in December 1997. He was the portfolio manager of the high-yield portion of the Total Return Bond Fund's portfolio from August 1996 until the inception of the high-yield affiliated fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Federated Funds Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Federated Funds Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Roberto Sanchez-Dahl. Roberto Sanchez-Dahl has been the Portfolio Manager of the emerging markets affiliated fund in which Federated Total Return Bond Fund invests since its inception in January 2002. He was the portfolio manager of the emerging markets portion of the Federated Total Return Bond Fund's portfolio from November 2000 until the inception of the emerging markets affiliated fund. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the emerging markets affiliated fund's investment adviser in July 2001. Mr. Sanchez-Dahl served as an Associate covering emerging markets in the Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl has received the Chartered Financial Analyst designation. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.

B. Anthony Delserone, Jr. B. Anthony Delserone, Jr. has been the portfolio manager of the bank loan affiliated fund in which Federated Total Return Bond Fund invests since inception. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999 Mr. Delserone was a Portfolio Manager and a Vice President of the Federated Funds Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Federated Funds Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.

Donald T. Ellenberger. Donald T. Ellenberger has been the Federated U.S. Government Securities Fund: 1-3 Years’ Portfolio Manager since June 2005. He is a Senior Vice-President, Senior Portfolio Manager and Co-Head of the Government/Mortgage-Backed Fixed Income Group. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Federated Funds Adviser in January 2005 and served as a Vice President of the Federated Funds Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

As required by SEC rules, regarding the Portfolio Managers for the Federated Funds that are not Money Market Funds, additional information about such Portfolio Managers’ compensation arrangements, other accounts managed by such Portfolio Managers, as applicable, and such Portfolio Managers’ ownership of securities of the Federated Funds they manage is available in the applicable Federated Funds’ SAIs, which are incorporated by referenced into the Prospectus/Proxy Statement.

The SAI also contains more detailed information about the Federated Funds Advisers and the Federated Funds’ other service providers.

Advisory Fees, Services Fees, Rule 12b-1 Fees, Shareholder Fees And Other Expenses

The Performance Funds and the Federated Funds pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary -- Comparative Fee Tables” in this Prospectus/Proxy Statement.

Advisory Fees

Each Fund’s investment advisory contract provides for payment to each Fund’s adviser of the following annual investment advisory fee:

Fund Advisory Fee

Performance Money Market Fund 0.30% of the Fund’s average daily net assets

Federated Prime Obligations Fund 0.20% of the Fund’s average daily net assets

Performance U.S. Treasury Money Market Fund 0.30% of the Fund’s average daily net assets

Federated U.S. Treasury Cash Reserves 0.40% of the Fund’s average daily net assets

Performance Strategic Dividend Fund 0.75% of the Fund’s average daily net assets

Federated Strategic Value Dividend Fund 0.75% of the Fund’s average daily net assets

Performance Large Cap Equity Fund 0.60% of the Fund’s average daily net assets

Federated Capital Appreciation Fund 0.75% of the Fund’s average daily net assets

Performance Leaders Equity Fund 1.00% of the Fund’s average daily net assets

Federated Mid Cap Growth Strategies Fund 0.75% of the Fund’s average daily net assets

Performance Mid Cap Equity Fund 0.75% of the Fund’s average daily net assets

Federated Mid Cap Growth Strategies Fund 0.75% of the Fund’s average daily net assets

Performance Intermediate Term Income Fund 0.50% of the Fund’s average daily net assets

Federated Total Return Bond Fund 0.30% of the Fund’s average daily net assets

Performance Short Term Government Income Fund 0.40% of the Fund’s average daily net assets

Federated U.S. Government Securities Fund: 1- 3 Years 0.30% of the Fund’s average daily net assets

Each adviser may voluntarily waive a portion of its investment advisory fee or reimburse a Fund for certain operating expenses. Any voluntary waiver or reimbursement may be terminated by that Fund’s adviser at any time in the adviser’s sole discretion. Each adviser also has agreed to certain “fee limits” or expense waiver/reimbursement arrangements for certain Funds, which may not be terminated without the approval of the Performance Funds Board or Federated Funds Board (as applicable), as discussed in the footnotes to the fee tables found under “Summary – Comparative Fee Tables” above.

A discussion of each Fund’s board’s review of the investment advisory contract is available in each Fund’s Annual Report or Semi-Annual Report.

Service Fees

Performance Funds

Various banks, trust companies, broker-dealers (other than the Performance Funds Distributor, as defined below,) and other financial organizations (“Service Organization(s)”) may provide certain administrative services for its customers who invest in the Performance Funds through accounts maintained at that Service Organization. The Performance Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate of up to 0.35% of the Fund’s average daily net assets for these services, which include:

  receiving and processing shareholder orders
  performing the accounting for customer’s sub-accounts
  maintaining retirement plan accounts
  answering questions and handling correspondence for customer accounts acting as the sole shareholder of record for customer accounts issuing shareholder reports and transaction confirmations
  performing daily “sweep” functions.

Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in “services fees” within the meaning of the Financial Industry Regulatory Authority (“FINRA”) Rules. An affiliate of the Performance Funds Adviser has entered into a Service Organization Agreement with certain Performance Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders. Although the amounts of these fees are currently limited to 0.08%, such fees may be increased at any time by the Performance Funds Board up to 0.35%.

Investors who purchase, sell or exchange shares of the Performance Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Performance Fund but are covered under separate fee schedules provided by the Service Organization to its customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Performance Funds Adviser or administrator also may pay Service Organizations for rendering services to customers’ sub-accounts.

Federated Funds

The Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

Rule 12b-1 Fees

Performance Funds

The Performance Fund’s distributor is BHIL Distributors, Inc. (“Performance Funds Distributor”). Pursuant to Rule 12b-1 under the 1940 Act, the Class A Shares of the Performance Funds have adopted Distribution and Service Plans (the “Distribution Plans”) which permit the Class A Shares to pay certain expenses associated with the distribution of its shares and/or for providing shareholder services.

Performance Funds’ Class A shares may pay a 12b-1 fee of up to 0.35% of the average daily net assets of the applicable Performance Fund. The Performance Funds Distributor currently limits each Performance Fund’s Class A plan fees to 0.25%. These limitations may be revised or discontinued or increased to 0.35% by the Performance Funds Board at any time without a vote of the Performance Fund’s shareholders.

The Performance Funds’ Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Performance Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

While all of Class A shares’ Rule 12b-1 fee constitutes a “distribution fee,” only 0.75% of Class B shares’ fees constitute a distribution fee and the remainder is used for shareholder servicing fees.

The higher 12b-1 fee on Class B shares, together with the contingent deferred sales charge (“CDSC”), helps the Performance Funds Distributor sell Class B shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

Federated Funds

The Federated Funds Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% of average net assets to Federated Securities Corp., the Federated Funds’ distributor (“Federated Funds Distributor”), for the sale, distribution, administration and customer servicing of the Federated Prime Obligations Fund’s Trust Shares, Federated U.S. Treasury Cash Reserves’ Service Shares, Federated Government Securities Fund’s Service Shares, Federated Capital Appreciation Fund’s Class A Shares, Federated Strategic Value Dividend Fund’s Class A Shares, and Federated Total Return Bond Fund’s Class A Shares and Service Shares. When the Federated Funds Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Federated U.S. Treasury Cash Reserves’ Service Shares have no present intention of paying or accruing a Rule 12b-1 Fee during the fiscal year ending April 30, 2013. The Federated Capital Appreciation Fund’s Class A Shares have no present intention of paying or accruing a Rule 12b-1 fee during the fiscal year ending October 31, 2012. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Administrative Fee

Performance Funds

The Performance Funds have entered into an administration agreement with Citi Fund Services Ohio, Inc. (“Citi”). Under the contract, Citi provides management and administrative services necessary for the operation of the Performance Funds, furnishes office space and facilities and pays the compensation of the Performance Trust’s officers affiliated with Citi. Citi is entitled to a monthly fee at the following annual rates: 0.0575% (5.75 basis points) of average daily net assets of the Performance Trust up to $1 billion and 0.055% (5.5 basis points) over $1 billion.

Federated Funds

Federated Administrative Services (“FAS”), an affiliate of the Federated Funds Advisers, serves as administrator to the Federated Funds and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Federated Funds and most of the other Federated funds advised by the Federated Funds Advisers or their affiliates.

Administration Fee Trust Average Daily Net Assets

0.150% on the first $5 billion

0.125% on the next $5 billion

0.100% on the next $10 billion

0.075% on assets over $20 billion

FAS’ minimum annual administrative fee with respect to each Federated Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee.

The Federated Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

Account Administration Fees (Federated Funds Only)

Federated Funds

The Federated Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to a Federated Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees (Federated Funds Only)

The Federated Funds may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to a Federated Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees (Federated Funds Only)

The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to a Federated Funds and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Performance Fund or a Federated Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Performance Funds

The Performance Funds Adviser may make additional payments, out of its own resources and at no additional cost to the Performance Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services and/or the distribution of the Performance Funds’ shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Performance Funds Adviser has employed the Performance Funds Distributor to provide certain of the services noted above at no cost to the Performance Funds or their shareholders.

Federated Funds

The Federated Funds Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Funds’ shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of a Federated Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Federated Funds Distributor (including the Federated Funds Advisers). These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ prospectuses and described above because they are not paid by the Federated Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, as described above, made by a Federated Fund to a financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of any of the Federated Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Federated Funds Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Federated Funds Distributor or the Federated Funds and any services provided.

Purchase, Redemption And Exchange Procedures

Citi is transfer agent for the Performance Funds. BHIL Distributors, Inc. is the Performance Funds Distributor. The Performance Funds Distributor is not an affiliate of either Citi or the Performance Trust. The transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company (“State Street Bank”). Federated Securities Corp., an affiliate of the Federated Funds Adviser, is the Federated Funds Distributor. Services provided by Citi, the Performance Funds Distributor and State Street Bank include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding ownership of such shares.

Minimum Investment Amounts

The following chart shows the minimum initial and subsequent investment amounts that generally are applicable for the Federated Funds and the Performance Funds:

Fund*	Initial Investment Minimum	Subsequent Investment Minimum	Systematic Investment Program Initial/Subsequent Investment Minimum
Performance Money Market Fund – Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Performance U.S. Treasury Money Market Fund- Institutional Class	$1,000,000	None	$25
Federated Prime Obligations Fund –Trust Shares	$500,000**	None	$50
Federated Prime Obligations Fund – Service Shares	$500,000**	None	$50****
Federated U.S. Treasury Cash Reserves- Service Shares	$25,000***	None	$50*****
Performance Strategic Dividend Fund – Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Federated Strategic Value Dividend Fund - Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,500 $250 $1,000,000	$100 $100 None	$50 $50 $50
Performance Large Cap Equity Fund – Class A Shares and Class B Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Federated Capital Appreciation Fund – Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,500 $250 $1,000,000	$100 $100 None	$50 $50 $50****
Performance Leaders Equity Fund – Class A Shares and Class B Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25

Performance Mid Cap Equity Fund – Class A Shares and Class B Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Federated Mid Cap Growth Fund Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,500 $250 $1,000,000	$100 $100 None	$50 $50 $50
Performance Intermediate Term Income Fund – Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Federated Total Return Bond Fund Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,500 $250 $1,000,000	$100 $100 None	$50 $50 $50****
Performance Short Term Government Income Fund – Class A Shares Non-Retirement Account Retirement Account Institutional Class	$1,000 $250 $1,000,000	$100 $50 None	$25 $25 $25
Federated U.S. Government Securities Fund: 1-3 Years – Service Shares	$1,000,000	None	$50****
*	Prior to September 30, 2011, the Federated Funds’ Service Shares were designated as Institutional Service Shares.
**	An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year.
***	An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days.
****	Effective June 28, 2012.
*****	Effective June 30, 2012.

Initial Investment Minimums of the Federated Funds will be waived for purposes of the Reorganization.

Purchases of Shares

Purchases of shares of the Federated Funds are made through an investment professional, directly from the Funds or through an exchange from another Federated Fund. Purchases of shares of the Performance Funds may be made through the Performance Funds or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Once an account is opened additional shares may be purchased through the systematic investment program or through a depository institution that is an automatic clearing house member.

The Federated Funds and the Performance Funds reserve the right to reject any purchase request.

Money Market Funds

The Money Market Funds attempt to stabilize the NAV of their shares at $1.00 by valuing the portfolio securities using the amortized cost method , which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, for regulatory purposes, the Funds calculate a market-based NAV per share on a periodic basis. The Money Market Funds cannot guarantee that its NAV will always remain at $1.00 per share. The Money Market Funds do not charge a front-end sales charge.

Additional Information About the Performance Funds that are Money Market Funds

The NAV is normally determined on each Business Day at 12:00 noon, Eastern time, for the Money Market Fund and, for the U.S. Treasury Money Market Fund, at the close of regular trading on the New York Stock Exchange (“NYSE”), or 2:00 p.m., Eastern time, whichever is earlier (the “Pricing Time”). A Business Day is any day on which the NYSE and the Federal Reserve Bank are open and excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans’ Day. See note about “Alternative Closing Time” below.

Additional Information About the Federated Funds that are Money Market Funds

When a Federated Fund that is a Money Market Fund receives your transaction request in proper form, it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open (a “Regular Business Day”); except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. A shareholder may purchase, redeem or exchange shares on any day the NYSE is open. Shares may be purchased through a financial intermediary or directly from the Federated Fund, by wire or by check. Please note that certain purchase restrictions may apply.

A shareholder also may be able to purchase and redeem (but not exchange) shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Federated Funds Board determines to allow Federated Fund share transactions on such days (a “Special Trading Day”). If the Federated Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day’s dividend, will be determined) will be available by calling the Federated Fund at 1-800-341-7400 and will be posted on Federated’s website at FederatedInvestors.com. The information set forth in this prospectus/proxy statement regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this prospectus/proxy statement with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.

Non-Money Market Funds

When the Performance Short Term Government Income Fund, Performance Intermediate Term Income Fund, Performance Strategic Dividend Fund, Performance Large Cap Equity Fund, Performance Mid Cap Equity Fund, Performance Leaders Equity Fund, Federated U.S. Government Securities Fund: 1-3 Years, Federated Capital Appreciation Fund, Federated Strategic Value Dividend Fund, Federated Total Return Bond Fund and Federated Mid Cap Growth Strategies Fund, receive your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (“public offering price”). A share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), each day the NYSE is open. Each Fund calculates the NAV of each class by valuing the assets allocated to the share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of shares of the class outstanding.

Additional Information About the Performance Funds that are Non-Money Market Funds

On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Performance Fund that is not a Money Market Fund reserves the right to refuse any order received after the BMA recommended closing time (the “Alternative Closing Time”). If a Performance Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next Business Day but no later than the Pricing Time.

The portfolio securities of the Performance Funds that are not Money Market Funds, other than short-term debt obligations, are generally valued at current market prices. All securities for which market quotations are not readily available, including circumstances in which the most recent reported price is deemed unreliable, are valued at fair value as determined in accordance with procedures approved by the Performance Funds Board. The effect of using fair value pricing is that a Performance Fund’s NAV will be subject to the judgement of the Performance Funds Board or its designee instead of being determined by market prices. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Performance Funds Board. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Since some Performance Funds may invest in securities that are listed on foreign exchanges that can trade on days when the Performance Funds do not price their shares, the value of those Performance Funds’ assets may change on days when you will not be able to purchase or redeem Performance Fund shares. In addition, a Performance Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Performance Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Performance Fund share prices are calculated, and may be closed altogether on some days a Performance Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single factor for determining the fair value of a security, but rather several factors are used, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.

Additional Information About the Federated Funds that are Non-Money Market Funds

When a Federated Fund that is not Money Market Funds holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Federated Fund’s assets may change on days on which shareholders cannot purchase or redeem shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed. In calculating their NAVs, the Federated Funds generally value investments as follows: (a) equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market; (b) derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations; (c) over-the-counter (“OTC”) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Funds Board; (d) fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Federated Funds Board; and (e) fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If a Federated Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Federated Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Federated Fund uses the fair value of the investment determined in accordance with the procedures adopted by the Federated Funds Board. There can be no assurance that a Federated Fund could purchase or sell an investment at the price used to calculate the Federated Fund’s NAV. Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

The Federated Funds Board also has adopted procedures requiring an investment to be priced at its fair value whenever a Federated Funds Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. A pricing service is used to determine the fair value of equity securities traded principally in foreign markets when the Federated Funds Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, a Federated Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, fair value of the investment will be determined using another method approved by the Federated Funds Board. The Federated Funds Board has ultimate responsibility for any fair valuations made in response to a significant event and has deleted certain determinations and functions to a Valuation Committee.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in a Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before a Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that the Funds’ significant event procedures will prevent dilution of the NAV by short-term traders.

Procedures for the purchase, redemption and exchange of the Performance Funds’ shares are substantially the same as the procedures applicable to the purchase, redemption and exchange of the Federated Funds’ shares. Reference is made to the prospectuses of the Performance Funds dated October 1, 2011, and the Federated Prime Obligations Fund prospectuses dated September 30, 2011, for Trust Shares and Service Shares, the Federated U.S. Treasury Cash Reserves prospectus dated June 30, [2011], for Service Shares, the Federated U.S. Government Securities Fund: 1-3 Years prospectus dated April 30, 2012, for Service Shares, the Federated Total Return Bond Fund prospectus dated January 31, 2012, for Class A Shares and Service Shares, the Federated Strategic Value Dividend Fund prospectus, dated December 31, 2011, for Class A Shares and Institutional Shares, the Federated Capital Appreciation Fund prospectus, dated December 31, 2011, for Class A Shares and Institutional Shares and the Federated Mid Cap Growth Strategies Fund prospectus, dated December 31, 2011, for Class A Shares and Institutional Shares, each of which is incorporated by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Performance Funds’ shares and the Federated Funds’ shares, respectively. Set forth below is a brief description of the other significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds’ shares.

Description of Federated Fund Share Classes

Class A Shares of Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund are sold at NAV, plus a front end sales charge as listed below:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1	A CDSC of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Class A shares of Federated Total Return Bond Fund are sold at NAV, plus a front end sales charge as listed below:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1	A contingent deferred sales charge (“CDSC”) of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

In connection with each Reorganization involving Class A Shares of a Federated Fund that is not a Money Market Fund with a front-end sales load, shareholders of a corresponding Performance Fund receiving such Class A Shares in a Reorganization will initially acquire such Class A Shares pursuant to the terms of the applicable Agreement and Plan of Reorganization at NAV, but subsequent purchases of such Class A Shares will be subject to any sales loads applicable to purchases of such Class A Shares (unless a Performance Fund shareholder account was coded as being permitted to acquire additional Performance Fund shares at NAV immediately prior to an applicable Reorganization or such shareholder account otherwise fits within a category of shareholder permitted to acquire Federated Fund shares (Class A Shares) at NAV in accordance with an applicable Federated Fund’s prospectus). Any privileges granted to any shareholder of an applicable Performance Fund in connection with a Reorganization will apply only with respect to the account of such shareholder opened on the books and records of the applicable Federated Fund as part of the Reorganization, and not to any existing account with any Federated Fund or any other fund within the Federated family of mutual funds or any other account opened by or on behalf of such a shareholder with a Federated Fund or any other fund within the Federated family of mutual funds.

Description of Performance Fund Share Classes

The current sales charge rates and amounts paid as commissions to financial intermediates for Class A Shares of all Performance Funds except the Performance Money Market Fund and the Performance Short Term Government Income Fund are as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.25%	5.45%
$50,000 but less than $100,000	4.75%	4.98%
$100,000 but less than $250,000	3.75%	3.89%
$250,000 but less than $500,000	2.75%	2.82%
$500,000 but less than $1 million	1.75%	1.78%
$1 million or greater[1]	0.00%	0.00%
1. There is no initial sales charge on purchases of more than $1 million. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after the purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. A fee of up to 1% of the offering price of such shares sold is paid to broker dealers.

The current sales charge rates and amounts paid as commissions to financial intermediates for Class A Shares of the Performance Short Term Government Income Fund are as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater[1]	0.00%	0.00%
1. There is no initial sales charge on purchases of more than $1 million. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after the purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. A fee of up to 1% of the offering price of such shares sold is paid to broker dealers.

The Performance Money Market Fund does not charge an initial sales charge. The Performance Funds Distributor reserves the right to pay the entire sales charge to dealers.

There is no initial sales charge on purchases of more than $1 million. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after the purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. A fee of up to 1% of the offering price of such shares sold is paid to broker dealers.

A contingent deferred sales charge (“CDSC”) applies with respect to Class B Shares of the Performance Funds, which CDSC declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

Redemptions and Exchanges

Shares of the Performance Funds may be redeemed or exchanged any day the NYSE and the Federal Reserve Bank are open. Shares of the Federated Funds may be redeemed or exchanged any day the NYSE is open. Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from a Fund by telephone or by mailing a written request. Although each Fund intends to pay share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities. Shares of the Performance Funds also may be redeemed or exchanged in a minimum amount of $100 on a regular basis using a systematic withdrawal/exchange program (to use the systematic withdrawal/exchange program, an investor must complete the appropriate section of the new account form or an account service options form or contact the investor’s financial intermediary or the Performance Fund, must provide a voided personal check and must have an account value of $25,000 to start withdrawals). Holders of Performance Money Market Fund shares may use check writing as a way to redeem shares and may write checks in the amounts of $100 or more on their account. After the consummation of a Reorganization, shareholders of a Performance Fund as shareholders of the applicable Federated Fund will have the exchange privileges with other Federated mutual funds as described in the prospectus for the applicable Federated Fund.

Dividends And Distributions; Tax Information; Frequent Trading; Portfolio Holdings Information

Dividends and Distributions

The Performance Money Market Fund, Performance U.S. Treasury Money Market Fund, Performance Intermediate Term Income Fund, and Performance Short Term Government Income Fund declare any dividends daily and pay them monthly to shareholders. The Performance Strategic Dividend Fund, Performance Large Cap Equity Fund, Performance Leaders Equity Fund and Performance Mid Cap Equity Fund declare any dividends monthly and pay them monthly to shareholders. The Federated Prime Obligations Fund, Federated U.S. Treasury Cash Reserves, Federated Total Return Bond Fund, declare any dividends daily and pay them monthly to shareholders. The Federated Strategic Value Dividend Fund declares any dividends monthly and pays them monthly to shareholders. The Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund declare any dividends annually and pay them annually to shareholders. The Federated Funds and the Performance Funds pay any capital gains at least annually. Dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Tax Information

The distributions of the Federated Funds and Performance Funds are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an individual retirement account or other tax-advantaged investment plan. Distributions of dividends and capital gains by a Fund are taxable to a shareholder whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of the income. Distributions of net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long a shareholder has owned the shareholder’s shares. Redemptions and exchanges are taxable sales. Certain additional information regarding the tax consequences of purchase, ownership and disposition of shares in the Federated Funds and the Performance Funds can be found in the prospectuses and SAIs for the Funds. Please consult those sources and your tax adviser regarding federal, state and local tax aspects of an investment in the Funds.

Frequent Trading

Please refer to the prospectuses of each Performance Fund and each Federated Fund, which are incorporated herein by reference, for a complete description of the Funds’ frequent trading policies. The following is a brief summary. The SAIs for each Performance Fund and Federated Fund also include (as applicable) a description of any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Money Market Funds

Given the short-term nature of the Performance Money Market Fund’s, the Performance U.S. Treasury Money Market Fund’s, the Federated Prime Obligations Fund’s and the Federated U.S. Treasury Cash Reserves’ investments and their use of the amortized cost method for calculating the NAV of Fund shares, such Funds do not anticipate that in the normal case frequent or short-term trading into and out of such Funds will have significant adverse consequences for such Funds and their shareholders. For this reason and because such Funds are intended to be used as a liquid short-term investment, the Federated Funds Board and the Performance Funds Board have not adopted policies or procedures to monitor or discourage frequent or short-term trading of such Funds’ shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund shares can have adverse effects on the management of such Funds’ portfolios and performance.

Non-Money Market Funds

Frequent or short-term trading into and out of the Federated U.S Government Securities Fund, the Federated Total Return Bond Fund, the Federated Capital Appreciation Fund, the Federated Mid Cap Growth Strategies Fund, the Federated Strategic Value Dividend Fund, the Performance Short Term Government Income Fund, the Performance Intermediate Term Income Fund, the Performance Strategic Dividend Fund, the Performance Large Cap Equity Fund, the Performance Mid Cap Equity Fund or the Performance Leaders Equity Fund can have adverse consequences for such Funds and shareholders who use such Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt such Funds’ investment strategies (e.g., by requiring a Fund to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by such Funds. Investors engaged in such trading may also seek to profit by anticipating changes in each such Fund’s NAV in advance of the time as of which NAV is calculated.

The respective Board of each of the Federated U.S Government Securities Fund, the Federated Total Return Bond Fund, the Federated Capital Appreciation Fund, the Federated Mid Cap Growth Strategies Fund, Federated Strategic Value Dividend Fund, the Performance Short Term Government Income Fund, the Performance Intermediate Term Income Fund, the Performance Strategic Dividend Fund, the Performance Large Cap Equity Fund, the Performance Mid Cap Equity Fund and the Performance Leaders Equity Fund has approved policies and procedures intended to discourage excessive frequent or short-term trading of each such Funds’ shares. Each such Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed.

Portfolio Holdings Disclosure Policies

The SAI for each of the Federated Funds and the Performance Funds contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities. Federated Funds’ SAI is available on the Federated Funds website, FederatedInvestors.com. The Performance Funds’ SAI is available on the Performance Funds’ website, Performancefunds.com.

INFORMATION ABOUT THE REORGANIZATIONS

Description Of The Agreements And Plans Of Reorganization

Each Plan provides for the respective Reorganization to occur on the Closing Date, which is expected to be on or about September 21, 2012. On the Closing Date, all of the assets of each Performance Fund (other than any deferred or prepaid expenses shown as an asset on the books of the Performance Fund on the Closing Date, which deferred or prepaid expenses (if any) will not be acquired) will be transferred to the corresponding Federated Fund. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding Performance Funds a number of full and fractional Class A Shares, Trust Shares, Institutional Shares or Service Shares of the Federated Funds (as applicable) equal in value to the aggregate NAV of the Class A Shares, Class B Shares and Institutional Shares of the Performance Funds (as applicable) calculated as of 4:00 p.m. on the Closing Date.

In each Reorganization, the value of the Performance Fund’s assets to be acquired by the Federated Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Federated Registrant’s Declaration of Trust/Articles of Incorporation and the Federated Fund’s then current prospectus and SAI or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the Federated Funds Board and Performance Funds Board).

Prior to the Reorganizations, each Performance Fund will discharge all of its liabilities and obligations as provided in the Plans. Following the transfer of assets in exchange for Class A Shares, Trust Shares, Institutional Shares or Service Shares of the Federated Funds (as applicable), the Performance Funds will distribute the Class A Shares, Trust Shares, Institutional Shares or Service Shares of the Federated Funds (as applicable) pro rata to its shareholders of Class A Shares, Class B Shares and Institutional Class shares (as applicable) of record in complete liquidation and dissolution of the Performance Funds. Shareholders of the Performance Funds owning shares at the closing on the Closing Date of a Reorganization will receive a number of Class A Shares, Trust Shares, Institutional Shares or Service Shares of the Federated Funds (as applicable) with the same aggregate value (determined using the Federated Funds valuation procedures as described above) as the shareholder had in the corresponding share class of the Performance Funds immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Performance Funds’ shareholders on the share records of the Federated Funds’ transfer agent. The Performance Trust will then be terminated. The Federated Funds do not issue share certificates to shareholders. The transfer of shareholder accounts from the Performance Funds to the Federated Funds will occur automatically. It is not necessary for Performance Fund shareholders to take any action to actually effect the transfer.

Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Performance Fund’s shareholders (the consummation of one Reorganization is not contingent upon the shareholder approval or consummation of any other Reorganization); and (ii) the receipt by the Performance Trust and Federated of an opinion to the effect that the Reorganization will be tax-free to the Performance Funds, their shareholders and the Federated Funds. One or more Plans may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true in all material respects or the Federated Funds Board or Performance Funds Board determines that the Reorganizations are not in the best interest of the applicable Federated Funds or corresponding Performance Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne as contemplated in the Plans. See “Information About the Reorganizations – Costs of Reorganizations” in this Prospectus/Proxy Statement for additional information.

The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan, forms of which are attached as Annex A-1 (Money Market Funds) and Annex A-2 (Non-Money Market Funds) and incorporated herein by reference.

Background And Trustees’ Considerations Relating To The Proposed Reorganizations

As described in “Summary – Reasons for the Proposed Reorganizations” above, at meetings held on April 7, 2011, May 3, 2011, May 6, 2011, August 9, 2011, November 3, 2011, February 7, 2012, May 31, 2012 and June 25, 2012, the Performance Funds Board, including the Independent Trustees, discussed, and on June 25, 2012, ultimately approved, each of the Reorganizations. At certain of these meetings, the Performance Funds Board met with representatives of the Performance Funds Adviser and Trustmark National Bank, and with representatives of Federated and the Federated Funds Advisers. The Performance Funds Adviser advised the Performance Funds Board that the Reorganizations are being proposed, from its perspective, for financial and strategic reasons. The Performance Funds Adviser has determined to discontinue and sell its advisory business with respect to its management of the Performance Funds and to discontinue its sponsorship of such Performance Funds. This decision was based on a variety of factors, including increasing and potentially uncertain regulatory requirements, increasing compliance and operational costs, the interest rate and market environments surrounding money funds, and pursuing alternative business objectives.

The Performance Funds Adviser believes that the Reorganizations of the assets of the Performance Funds into the Federated Funds will also benefit the Performance Funds’ shareholders through the Federated Funds’ broader distribution capacity potentially resulting in larger, more viable funds with the potential for greater diversification and investment opportunities. In addition, the Performance Funds Adviser actively pursued alternatives that would allow each Performance Fund shareholder to have the opportunity to: (1) pursue an investment objective that is similar to the shareholder’s original investment objective through a tax-free reorganization of the shareholder’s Performance Fund with a comparable Federated Fund; (2) become part of a larger and more diverse family of mutual funds; (3) invest in a larger combined fund with increased long-term growth prospects, which could have the potential for greater efficiencies and the ability to spread relative fixed costs over a larger asset base; and (4) invest in a family of mutual funds managed by investment advisers that have extensive investment management resources, fund management experience and capabilities and resources that can be provided to support shareholders. The Performance Funds Adviser believes that Federated’s ability to provide support to shareholders (including compliance, legal, back office and shareholder services) and grow the Federated Funds through multiple distribution channels and experienced investment professionals is expected to benefit the Performance Funds’ shareholders. As of May 31, 2012, the approximate net assets of the Performance Funds and Federated Funds were as follows:

Performance Funds	Net Assets (5/31/12)	Federated Funds	Net Assets (5/31/12)
Performance Money Market Fund	$514,565,472	Federated Prime Obligations Fund	$48,870,295,685
Performance U.S. Treasury Money Market Fund	$118,231,973	Federated U.S. Treasury Cash Reserves	$18,059,576,737
Performance Strategic Dividend Fund	$43,753,036	Federated Strategic Value Dividend Fund	$5,958,036,637
Performance Large Cap Equity Fund	$63,961,899	Federated Capital Appreciation Fund	$883,146,863
Performance Leaders Equity Fund	$27,067,521	Federated Mid Cap Growth Strategies Fund	$260,260,574
Performance Mid Cap Equity Fund	$49,036,361	Federated Mid Cap Growth Strategies Fund	$260,260,574
Performance Intermediate Term Income Fund	$75,430,304	Federated Total Return Bond Fund	$7,418,296,056
Performance Short Term Government Income Fund	$76,046,004	Federated U.S. Government Securities Fund: 1-3 Years	$449,324,430

In addition, the Performance Funds Adviser also believes that the Performance Funds’ shareholders are expected to benefit from Federated’s experience with its mutual fund business, Federated’s investment management resources and the compatibility between the Performance Funds and Federated Funds in terms of investment objectives, strategies, risks and limitations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations” in this Prospectus/Proxy Statement for additional information.

The Performance Funds Adviser believes that the Federated Funds offer competitive fund expenses, performance and diversification. Even though the stated total gross expense ratios of the Federated Funds generally are slightly higher than the expense ratios of the Performance Funds, the Federated Funds generally have lower stated net expense ratios. Also, although the Performance Funds that are Money Market Funds have been operated at various times with additional voluntary waivers that reduced the net expense ratio (after the additional voluntary waivers) of those Performance Funds below the net expense ratios of the corresponding Federated Funds that are Money Market Funds, given that these additional waivers may be terminated at any time and that the Performance Funds Adviser has determined to discontinue and sell its advisory business with respect to its management of the Performance Funds, there can be no guarantee that such additional voluntary waivers would continue in the future. Please see “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” for additional information on Fund expense ratios. Even though the performance of the Federated Funds has trailed the performance of the Performance Funds for certain periods, the Federated Funds also generally have better long term performance. Please see “Summary – Comparison of Potential Risks and Rewards; Performance Information” in this Prospectus/ Proxy Statement for additional information on Fund performance.

The Reorganizations are also intended to be tax-free reorganizations under the Code for the Performance Funds, their shareholders and the Federated Funds. As a condition to each Reorganization, each Performance Fund and Federated Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the Performance Fund or the Federated Fund or the shareholders of the Performance Fund. The Performance Funds Adviser advised the Performance Funds Board that it believes a tax-free Reorganization under the Code generally would be a preferable tax result for shareholders as compared to a liquidation of the Performance Funds.

The Performance Funds Adviser also noted that all fees and expenses incurred by Funds would be paid by the Performance Funds Adviser or Federated, or their respective affiliates, and not by Fund shareholders, except that (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states on an as incurred basis, and (2) to the extent that the Performance Funds or Federated Funds dispose of portfolio securities in connection with the consummation of the proposed Reorganizations, the Funds may incur transaction expenses associated with the sale and purchase of such securities. The Performance Funds Adviser noted that the Performance Funds will likely dispose of certain securities prior to the proposed Reorganizations being consummated to better align the portfolios of the Performance Funds and Federated Funds.

The Performance Funds Board determined to recommend to shareholders of the Performance Funds that they vote to approve the Reorganizations. The Performance Funds Board, including a majority of the Independent Trustees of the Performance Funds Board, determined that the Reorganizations are in the best interest of the Performance Funds and their shareholders.

In light of the above rationale and considerations, in considering the proposed Reorganizations, the Performance Funds Board took into account a number of factors, including, but not limited to:

•	The investment objectives, policies, risks and limitations of the Performance Funds and the Federated Funds are generally similar. See “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations”;
•	The generally lower stated net expense ratios of the Federated Funds, and the fact that the Performance Funds Adviser has decided to exit the mutual fund management business and cease its sponsorship of the Performance Funds. See “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses”;
•	The generally competitive performance of the Federated Funds, including the long-term performance of the Federated Funds. See “Summary – Summary – Comparison of Potential Risks and Rewards; Performance Information”;
•	The Reorganizations are intended to be structured as tax-free reorganizations under the Code, which generally would be a preferable tax result for shareholders as compared to a liquidation of the Performance Funds (which generally would result in taxable redemptions). See “Summary – Federal Tax Consequences”;
•	The range and quality of services that the shareholders of the Performance Funds will receive as shareholders of the Federated Funds will generally be comparable to the range and quality of services that such shareholders currently receive;
•	Shareholders of each Performance Fund will not pay a sales charge to acquire shares of each corresponding Federated Fund in connection with the Reorganizations;
•	The Federated Funds Advisers’ experienced investment professionals and investment management resources may benefit the Performance Funds’ shareholders; and
•	Federated’s experience with its mutual fund business. See “Summary – Fund Management.”

Given the above factors, the Performance Funds Adviser advised the Performance Funds Board, and the Performance Funds Board concluded, that when considering the totality of the factors, the Reorganizations are in the best interest of the Performance Funds and their shareholders.

Based on the foregoing, the Performance Funds Board, including the Independent Trustees, approved the Reorganizations on behalf of the Performance Funds. The Performance Funds Board also has voted to recommend to shareholders of the Performance Funds the approval of the Plans pursuant to which the Federated Funds would acquire all of the assets of the Performance Funds (except that any deferred or prepaid expenses shown as an asset on the books of the Performance Funds, which currently are not expected to be material in amount on the Closing Date, will not be acquired), in exchange for the applicable share classes of the Federated Funds.

The Federated Funds Board likewise approved the Reorganizations on behalf of the Federated Funds. The Federated Funds Board, including a majority of the Independent Trustees/Directors, determined that the Reorganizations are in the best interest of the Federated Funds.

Costs of Reorganizations

Under the Plans, the Performance Funds and the Federated Funds will not bear any expenses associated with their participation in the Reorganizations, except as contemplated below and under Article IX of each Plan, forms of which are attached as Annex A-1 (Money Market Funds) and Annex A-2 (Non-Money Market Funds) and incorporated herein by reference. The Federated Advisers and/or the Performance Funds Adviser, or their affiliates, will bear certain expenses associated with the Performance Funds’ and the Federated Funds’ participation in the Reorganizations as agreed between them. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of proxy materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the proxy materials (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Each of the foregoing expenses will be borne by Federated, the Performance Funds Adviser, or their affiliates, as agreed between Federated and the Performance Funds Adviser, and will not be borne by the Funds. The Federated Funds will bear expenses associated with the qualification of Federated Fund shares for sale in the various states on an as incurred basis. In addition, to the extent that any disposal of portfolio securities is required in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Funds also may dispose of certain securities, and acquire replacement securities, after the Reorganizations are consummated in the ordinary course. The amount of transaction costs incurred by each Performance Fund and each Federated Fund in connection with these potential sales and acquisitions of portfolio securities is not expected to be significant.

Description Of The Performance Funds And The Federated Funds Capitalization

The following table sets forth the unaudited capitalization of the Performance Money Market Fund (Class A Shares and Institutional Class) into the Federated Prime Obligations Fund (Trust Shares and Service Shares (SS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Money Market Fund, Class A Shares	$8,735,548	8,737,238	$1.00
Adjustment[1]	(195)
Adjustment[2]	111	-
Federated Prime Obligations Fund, Trust Shares	$2,606,154,791	2,606,165,411	$1.00
Federated Prime Obligations Fund, Trust Shares Pro Forma Combined	$2,614,890,255	2,614,902,649	$1.00

Performance Money Market Fund, Institutional Class	$505,829,924	505,822,303	$1.00
Adjustment[1]	(11,277)
Adjustment[2]	5,430	-
Federated Prime Obligations Fund, SS Class	$3,327,492,229	3,326,303,923	$1.00
Federated Prime Obligations Fund, SS Class Pro Forma Combined	$3,833,316,306	3,832,126,226	$1.00
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
2	Adjustments are to reflect an estimated capital contribution necessary to approximate the transfer of the Performance Money Market Fund’s assets at the NAV of the Federated Prime Obligations Fund.
*	Does not reflect additional $42,936,648,665 of net assets of Federated Prime Obligations Fund represented by Institutional Shares.

The following table sets forth the unaudited capitalization of the Performance U.S. Treasury Money Market Fund (Institutional Class) into Federated U.S. Treasury Cash Reserves (Service Shares (SS)) as of May 31, 2012.

Fund	Total Net Assets**	Shares Outstanding	Net Asset Value Per Share
Performance U.S. Treasury Money Market Fund, Institutional Class	$118,231,973	118,244,645	$1.00
Adjustment[1]	(1,343)
Adjustment[2]	14,015	-
Federated U.S. Treasury Cash Reserves, SS Class	$3,690,055,863	3,689,709,824	$1.00
Federated U.S. Treasury Cash Reserves, SS Class Pro Forma Combined	$3,808,300,508	3,807,954,469	$1.00
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
2	Adjustment is to reflect an estimated capital contribution necessary to approximate the transfer of the Performance U.S. Treasury Money Market Fund’s assets at the NAV of the Federated U.S. Treasury Cash Reserves.

** Does not reflect additional $14,369,520,874 of net assets of Federated U.S. Treasury Cash Reserves represented by Institutional Shares.

The following table sets forth the unaudited capitalization of the Performance Strategic Dividend Fund (Class A Shares and Institutional Class) into the Federated Strategic Value Dividend Fund (Class A Shares (A) and Institutional Shares (IS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Strategic Dividend Fund, Class A Shares	$5,870,337	537,983	$10.91
Adjustment[1]	(77)
Share Adjustment	-	695,265
Federated Strategic Value Dividend Fund, A Class	$1,254,369,520	263,612,786	$4.76
Federated Strategic Value Dividend Fund, A Class Pro Forma Combined	$1,260,239,780	264,846,034	$4.76

Performance Strategic Dividend Fund, Institutional Class	$37,882,699	3,474,875	$10.90
Adjustment[1]	(494)
Share Adjustment	-	4,466,887
Federated Strategic Value Dividend Fund, IS Class	$4,179,626,748	875,482,228	$4.77
Federated Strategic Value Dividend Fund, IS Class Pro Forma Combined	$4,217,508,953	883,423,990	$4.77
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $524,040,369 of net assets of Federated Strategic Value Dividend Fund represented by Class C Shares.

The following table sets forth the unaudited capitalization of the Performance Large Cap Equity Fund (Class A Shares, Class B Shares and Institutional Class) into the Federated Capital Appreciation Fund (Class A Shares (A) and Institutional Shares (IS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Large Cap Equity Fund, Class A Shares	$13,634,740	1,498,869	$9.10
Adjustment[1]	(2,425)
Share Adjustment	-	(750,663)
Performance Large Cap Equity Fund, Class B Shares	$15,101	1,848	$8.17
Adjustment[1]	(3)
Share Adjustment	-	(1,019)
Federated Capital Appreciation Fund, A Class	$679,617,930	37,295,403	$18.22
Federated Capital Appreciation Fund, A Class Pro Forma Combined	$693,265,343	38,044,438	$18.22

Performance Large Cap Equity Fund, Institutional Class	$50,312,058	5,438,994	$9.25
Adjustment[1]	(8,948)
Share Adjustment	-	(2,676,605)
Federated Capital Appreciation Fund, IS Class	$76,651,449	4,209,298	$18.21
Federated Capital Appreciation Fund, IS Class Pro Forma Combined	$126,954,559	6,971,687	$18.21
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $126,877,484 of net assets of Federated Capital Appreciation Fund represented by Class B Shares, Class C Shares and Class R Shares.

The following table sets forth the unaudited capitalization of the Performance Leaders Equity Fund (Class A Shares, Class B Shares and Institutional Class) into the Federated Mid Cap Growth Strategies Fund (Class A Shares (A) and Institutional Shares (IS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Leaders Equity Fund, Class A Shares	$2,157,164	268,404	$8.04
Adjustment[1]	(367)
Share Adjustment	-	(203,732)
Performance Leaders Equity Fund, Class B Shares	$47,323	6,503	$7.28
Adjustment[1]	(8)
Share Adjustment	-	(5,084)
Federated Mid Cap Growth Strategies Fund, A Class	$219,583,031	6,583,231	$33.35
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined	$221,787,143	6,649,322	$33.35

Performance Leaders Equity Fund, Institutional Class	$24,863,034	2,997,232	$8.30
Adjustment[1]	(4,226)
Share Adjustment	-	(2,256,284)
Federated Mid Cap Growth Strategies Fund, IS Class	$24,445,952	728,599	$33.55
Federated Mid Cap Growth Strategies Fund, Pro IS Class Forma Combined	$49,304,760	1,469,547	$33.55
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $16,234,591 of net assets of Federated Mid Cap Growth Strategies Fund represented by Class B Shares, Class C Shares, and Class R Shares.

The following table sets forth the unaudited capitalization of the Performance Mid Cap Equity Fund (Class A Shares, Class B Shares and Institutional Class) into the Federated Mid Cap Growth Strategies Fund (Class A Shares (A) and Institutional Shares (IS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Mid Cap Equity Fund, Class A Shares	$14,848,265	1,369,960	$10.84
Adjustment[1]	(2,906)
Share Adjustment	-	(924,822)
Performance Mid Cap Equity Fund, Class B Shares	$93,814	10,363	$9.05
Adjustment[1]	(18)
Share Adjustment	-	(7,551)
Federated Mid Cap Growth Strategies Fund, A Class	$219,583,031	6,583,231	$33.35
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined	$234,522,186	7,031,181	$33.35

Performance Mid Cap Equity Fund, Institutional Class	$34,094,282	3,005,862	$11.34
Adjustment[1]	(6,673)
Share Adjustment	-	(1,989,838)
Federated Mid Cap Growth Strategies Fund, IS Class	$24,445,952	728,599	$33.55
Federated Mid Cap Growth Strategies Fund, IS Class Pro Forma Combined	$58,533,561	1,744,623	$33.55
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $16,231,591 of net assets of Federated Mid Cap Growth Strategies Fund represented by Class B Shares, Class C Shares, and Class R Shares.

The following table sets forth the unaudited capitalization of the Performance Leaders Equity Fund (Class A Shares, Class B Shares and Institutional Class) and Performance Mid Cap Equity Fund (Class A Shares, Class B Shares and Institutional Class) into the Federated Mid Cap Growth Strategies Fund (Class A Shares (A) and Institutional Shares (IS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Leaders Equity Fund, Class A Shares	$2,157,164	268,404	$8.04
Adjustment[1]	(367)
Share Adjustment	-	(203,732)
Performance Leaders Equity Fund, Class B Shares	$47,323	6,503	$7.28
Adjustment[1]	(8)
Share Adjustment	-	(5,084)
Performance Mid Cap Equity Fund, Class A Shares	$14,848,265	1,369,960	$10.84
Adjustment[1]	(2,906)
Share Adjustment	-	(924,822)
Performance Mid Cap Equity Fund, Class B Shares	$93,814	10,363	$9.05
Adjustment[1]	(18)
Share Adjustment	-	(7,551)
Federated Mid Cap Growth Strategies Fund, A Class	$219,583,031	6,583,231	$33.35
Federated Mid Cap Growth Strategies Fund, A Class Pro Forma Combined	$236,726,298	7,097,272	$33.35

Performance Leaders Equity Fund, Institutional Class	$24,863,034	2,997,232	$8.30
Adjustment[1]	(4,226)
Share Adjustment	-	(2,256,284)
Performance Mid Cap Equity Fund, Institutional Class	$34,094,282	3,005,862	$11.34
Adjustment[1]	(6,673)
Share Adjustment	-	(1,989,838)
Federated Mid Cap Growth Strategies Fund, IS Class	$24,445,952	728,599	$33.55
Federated Mid Cap Growth Strategies Fund, IS Class Pro Forma Combined	$83,392,369	2,485,571	$33.55
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $16,231,591 of net assets of Federated Mid Cap Growth Strategies Fund represented by Class B, Class C, and Class R Shares.

The following table sets forth the unaudited capitalization of the Performance Intermediate Term Income Fund (Class A Shares and Institutional Class) into the Federated Total Return Bond Fund (Class A Shares (A) and Service Shares (SS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Intermediate Term Income Fund, Class A Shares	$8,182,262	727,754	$11.24
Adjustment[1]	(583)
Share Adjustment	-	(12,572)
Federated Total Return Bond Fund, A Class	$1,061,289,320	92,777,640	$11.44
Federated Total Return Bond Fund, A Class Pro Forma Combined	$1,069,470,999	93,492,822	$11.44

Performance Intermediate Term Income, Institutional Class	$67,248,042	5,975,249	$11.25
Adjustment[1]	(4,795)
Share Adjustment	-	(97,343)
Federated Total Return Bond Fund, SS Class	$1,501,267,848	131,237,318	$11.44
Federated Total Return Bond Fund, SS Class Pro Forma Combined	$1,568,511,095	137,115,224	$11.44
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $4,855,738,888 of net assets of Federated Total Return Bond Fund represented by Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

The following table sets forth the unaudited capitalization of the Performance Short Government Income Fund (Class A Shares and Institutional Shares) into the Federated U.S. Government Securities Fund: 1-3 Years (Service Shares (SS)) as of May 31, 2012.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Performance Short Government Income Fund, Class A Shares	$4,914,780	497,405	$9.88
Adjustment[1]	(385)
Share Adjustment	-	(42,789)
Performance Short Government Income Fund, Institutional Class	$71,131,224	7,193,941	$9.89
Adjustment[1]	(5,569)
Share Adjustment	-	(614,324)
Federated U.S. Government Securities Fund: 1-3 Years, SS Class	$25,201,575	2,332,399	$10.81
Federated U.S. Government Securities Fund: 1-3 Years, SS Class Pro Forma Combined	$101,241,625	9,366,632	$10.81
1	Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
*	Does not reflect additional $424,122,855 of net assets of Federated U.S. Government Securities Fund: 1-3 Years represented by Institutional Shares and Class Y Shares.

federal Income Tax Consequences

Tax-Free Reorganization Status

As a condition to each Reorganization, the Performance Fund and Federated Fund will receive an opinion of counsel (i.e., Reed Smith LLP) to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

a)	The transfer of all or substantially all of the Performance Fund’s assets to the Federated Fund solely in exchange for Federated Fund shares (followed by the distribution of Federated Fund shares to the Performance Fund’s shareholders in dissolution and liquidation of the Performance Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Federated Fund and the Performance Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Federated Fund upon the receipt of the assets of the Performance Fund solely in exchange for Federated Fund shares.
c)	No gain or loss will be recognized by the Performance Fund upon the transfer of the Performance Fund’s assets to the Federated Fund solely in exchange for Federated Fund shares or upon the distribution (whether actual or constructive) of Federated Fund shares to Performance Fund shareholders in exchange for their Performance Fund shares.
d)	No gain or loss will be recognized by any Performance Fund shareholder upon the exchange of such shareholder’s Performance Fund shares solely for Federated Fund shares.
e)	The aggregate tax basis of the Federated Fund shares received by each Performance Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Performance Fund shares held by such Performance Fund shareholder immediately prior to the Reorganization. The holding period of Federated Fund shares received by each Performance Fund shareholder will include the period during which the Performance Fund shares exchanged therefor were held by such shareholder, provided the Performance Fund shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Performance Fund’s assets acquired by the Federated Fund will be the same as the tax basis of such assets to the Performance Fund immediately prior to the Reorganization. The holding period of the assets of the Performance Fund in the hands of the Federated Fund will include the period during which those assets were held by the Performance Fund.
g)	The Federated Fund will succeed to and take into account the items of the Performance Fund described in Code Section 381(c), subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Performance Funds and the Federated Funds will cooperate and make and certify the accuracy of such representations. Each opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Performance Fund or the Performance Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything in a Plan to the contrary, the requirement that the above-described opinion be provided in connection with a Reorganization cannot be waived by either the applicable Federated Fund or the corresponding Performance Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but were not to qualify as a tax-free reorganization under the Code, a shareholder of the Performance Fund would recognize a taxable gain or loss equal to the difference between such shareholder’s tax basis in such shareholder’s Performance Fund shares and the fair market value of the Federated Fund shares received in exchange therefor.

The Federated Funds Advisers intend for each Reorganization to satisfy the “business continuity test” applicable to tax-free reorganizations. To satisfy the business continuity test, the applicable Federated Fund must continue a significant historic business of the corresponding Performance Fund, which generally requires that, on the date of the Reorganization, at least 33 1/3% of the corresponding Performance Fund’s assets must meet the applicable Federated Fund’s investment objectives, strategies, policies, risks and restrictions, and that the corresponding Performance Fund did not alter its portfolio in connection with the Reorganization to meet the 33 1/3% threshold. See “Summary – Federal Tax Consequences” for additional information about the tax consequences of the Reorganizations.

Potential Distributions Associated with Reorganizations

To the extent any Performance Fund will be in a net capital gain position (after netting with any capital loss carryforward) prior to its Reorganization, that Performance Fund intends to make distributions of the capital gains (as well as any other required distributions) prior to its Reorganization being consummated. Prior to the consummation of the Reorganizations, the Performance Funds Adviser will dispose of investments from the portfolios of the Performance Funds that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Performance Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. As of the Closing Date, if such dispositions of portfolio securities, together with any other dispositions of portfolio securities from a portfolio of the Performance Funds, result in a Performance Fund having a net capital gain, such capital gains will be distributed to shareholders as taxable distributions prior to the consummation of the Reorganization. Accordingly, such dispositions may result in increased taxable distributions to Performance Fund shareholders. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds also may incur transaction expenses associated with the sale and purchase of portfolio securities. Shareholders of the Performance Funds will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Performance Funds immediately before the Closing Date.

In addition, because the shareholders of a Performance Fund will receive shares of an applicable Federated Fund, they will receive a proportionate share of any “built in” (unrealized) gains in the applicable Federated Fund’s assets when such gains are eventually realized (if applicable) and distributed by the Federated Fund, as well as any taxable gains realized by the Federated Fund but not distributed to its shareholders prior to the Reorganization.

Impact of Reorganizations on Capital Loss Carryforwards

The following chart sets forth the capital loss carryforwards and gain/loss positions of the applicable Performance Funds and the corresponding Federated Funds.

	Reorganizing Fund Performance Money Market Fund	Surviving Fund Federated Prime Obligations Fund
Capital Loss Carryforward[1]	$3,403	$10,550,260
Year-to-Date Gain/(Loss)[2]	$115	$24,181
Total Unrealized Gain/(Loss)[3]	$0	$3,283,271
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Money Market Fund; July 31, 2011 for Federated Prime Obligations Fund
[2]	Year-to-date realized capital gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized capital gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance U.S. Treasury Market Fund	Surviving Fund Federated U.S. Treasury Cash Reserves
Capital Loss Carryforward[1]	$0	$0
Year-to-Date Gain/(Loss)[2]	$1,390	$26,435
Total Unrealized Gain/(Loss)[3]	$0	$44,707
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance U.S. Treasury Money Market Fund; April 30, [2011] for Federated U.S. Treasury Obligations Fund.
[2]	Year-to-date book gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized book gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Strategic Dividend Fund	Surviving Fund Federated Strategic Value Dividend Fund
Capital Loss Carryforward[1]	$2,480,311	$204,455,638
Year-to-Date Gain/(Loss)[2]	$(368,899)	$(73,004,077)
Total Unrealized Gain/(Loss)[3]	$4,109,852	$462,700,481
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Strategic Dividend Fund; October 31 for Federated Strategic Value Dividend Fund.
[2]	Year-to-date realized capital gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized capital gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Large Cap Equity Fund	Surviving Fund Federated Capital Appreciation Fund
Capital Loss Carryforward[1]	$7,811,545	$112,353,792
Year-to-Date Gain/(Loss)[2]	$2,486,861	$43,322,096
Total Unrealized Gain/(Loss)[3]	$10,963,444	$54,304,549
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Large Cap Equity Fund; October 31, 2011 for Federated Capital Appreciations Fund.
[2]	Year-to-date book gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized book gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Leaders Equity Fund	Surviving Fund Federated Mid Cap Growth Strategies Fund
Capital Loss Carryforward[1]	$12,166,934	$26,702,727
Year-to-Date Gain/(Loss)[2]	$1,645,956	$13,061,916
Total Unrealized Gain/(Loss)[3]	$4,576,133	$11,395,789
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Leaders Equity Fund; October 31, 2011 for Federated Mid Cap Growth Strategies Fund.
[2]	Year-to-date realized capital gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized capital gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Mid Cap Equity Fund	Surviving Fund Federated Mid Cap Growth Strategies Fund
Capital Loss Carryforward[1]	$20,197,070	$26,702,727
Year-to-Date Gain/(Loss)[2]	$7,081,602	$13,061,916
Total Unrealized Gain/(Loss)[3]	$10,604,250	$11,395,789
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Mid Cap Equity Fund; October 31, 2011 for Federated Mid Cap Growth Strategies Fund.
[2]	Year-to-date book gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized book gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Intermediate Term Income Fund	Surviving Fund Federated Total Return Bond Fund
Capital Loss Carryforward[1]	$0	$0
Year-to-Date Gain/(Loss)[2]	$74,343	$68,629,289
Total Unrealized Gain/(Loss)[3]	$8,416,769	$601,557,915
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Intermediate Term Income Fund; November 30, 2011 for Federated Total Return Bond Fund.
[2]	Year-to-date realized capital gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized capital gain/(loss) amounts are as of May 31, 2012.

	Reorganizing Fund Performance Short Term Government Income Fund	Surviving Fund Federated U.S. Government Securities Fund: 1-3 Years
Capital Loss Carryforward[1]	$1,749,134	$0
Year-to-Date Gain/(Loss)[2]	$30,332	$(1929464)
Total Unrealized Gain/(Loss)[3]	$406,654	$2,930,847
[1]	Capital loss carryforward amounts as of the last fiscal year end: May 31, 2011 for Performance Short Term Government Income Fund; February 29, 2012 for Federated U.S. Government Securities Fund: 1-3 Years.
[2]	Year-to-date realized capital gain/(loss) amounts are estimated through May 31, 2012.
[3]	Total unrealized capital gain/(loss) amounts are as of May 31, 2012.

The Regulated Investment Company Modernization Act of 2010 changed the carryforward periods for capital loss carryforwards for mutual funds. Capital loss carryforwards from taxable years beginning on or prior to December 22, 2010 (“pre-enactment losses”) are covered by prior law and generally expire if not used by the end of the eighth taxable year after the year in which the loss was originally recognized. Net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”) can generally be carried forward indefinitely. However, pre-enactment losses can be used to offset capital gains only after post-enactment losses have been utilized. In addition, the Code may limit the amounts of capital loss carryforwards that can be utilized annually by the Funds involved in a Reorganization. Based on the above information, while any limitations cannot be determined until the date on which a Reorganization is consummated, assuming the Reorganizations occurred using applicable amounts as of May 31, 2012:  (1) with respect to each of the Performance Funds (other than the Performance Leaders Equity Fund and Performance Mid Cap Equity Fund), the Federated Funds Advisers and the Performance Funds Adviser would not anticipate any permanent limitations on the use of the capital losses as a result of the consummation of the Reorganizations; however, the use of these losses may be subject to certain annual limitations under the Code; and (2) with respect to the Performance Leaders Equity Fund and Performance Mid Cap Equity Fund, it is projected that a portion of these Funds’ capital losses (as much as approximately $6 million for the Performance Leaders Equity Fund and as much as approximately $5 million for the Performance Mid Cap Equity Fund) may expire unutilized as a result of the limitation created by the consummation of the Reorganizations involving these Funds.

The Asset Purchase Agreement (“Asset Purchase Agreement”) among Federated, the Performance Funds Adviser and Trustmark National Bank (“Bank”), dated June 27, 2012, contains provisions under which the Performance Funds Adviser or Bank will be required to, among other things, reimburse each Performance Fund that is a Money Market Fund for the full amount of any accumulated net realized loss as reflected in such Performance Fund’s audited statement of assets as of May 31, 2011, as adjusted for all net gains and losses realized by such Performance Fund after May 31, 2011, through the Closing Date, or any transaction that has caused a permanent impairment. Assuming the Reorganizations involving the Performance Funds that are Money Market Funds were consummated on May 31, 2012, the amount of net realized losses (and permanent impairments) that would have been required to be reimbursed by the Performance Funds Adviser would have been approximately $3,849 for the Performance Money Market Fund and $13,096 for the Performance U.S. Treasury Money Market Fund. See “Information About the Reorganizations – Agreement Among Federated, Performance Funds Adviser and Trustmark National Bank.”

Pennsylvania State Franchise Tax

While not a federal tax matter, shareholders of the Performance Intermediate Term Income Fund that will receive shares of Federated Total Return Bond Fund if its Reorganization is approved and consummated should be aware that Federated Total Return Bond Fund is a portfolio of Federated Total Return Series, Inc., an open-end investment company incorporated in the State of Maryland and domiciled in the Commonwealth of Pennsylvania. As such, this Federated Fund is subject to Pennsylvania Franchise Tax. The Performance Intermediate Term Income Fund is not subject to Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of this Federated Fund, as represented by its average net assets for the tax year. For this Federated Fund’s last fiscal year, this Federated Fund paid $568,725 in franchise taxes, which taxes are included as “other expenses” of this Federated Fund in its fee table. See “Summary – Comparative Fee Tables.”

Shareholders of the Performance Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion generally only relates to the federal income tax consequences to shareholders of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Agreement Between Federated, The Performance Funds Adviser and Trustmark National Bank

Federated entered into the Asset Purchase Agreement with the Performance Funds Adviser and the Bank dated June 27, 2012, regarding the sale by the Performance Funds Adviser to Federated (or its designated affiliates, including the Federated Funds Advisers) of certain assets relating to the Performance Funds Adviser’s business of providing investment management services to the Performance Funds, the Performance Funds Adviser’s and its affiliates’ cooperation in connection with the Reorganization, the payment/sharing of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, are contingent upon customary closing conditions and certain other events. In consideration of the sale and transfer of the acquired assets by the Performance Funds Adviser to Federated (or its designated affiliates, including the Federated Funds Advisers) in accordance with the Asset Purchase Agreement, and subject to the terms and conditions in the Asset Purchase Agreement, as deal consideration, Federated will make an upfront payment to the Performance Funds Adviser upon the successful consummation of the Reorganizations involving the Performance Funds that are not Money Market Funds (“Fluctuating Fund Reorganizations”). The amount of this upfront payment is significant. Federated also will make, as deal consideration, annual installment payments equal to a percentage of net revenue received by Federated on assets of certain customer accounts in the Federated Funds that are Money Market Funds and other Federated money market funds for a period of three years after the successful consummation of the Reorganizations involving the Money Market Funds. The amount of these installment payments may be significant. Subject to the Reorganizations being consummated, Federated also will be responsible for certain transaction costs that are incurred up to but not exceeding the amount specified in the Asset Purchase Agreement; the Performance Funds Adviser and Bank will be responsible for all transaction costs over such specified amounts. See “Information About the Reorganizations – Costs of Reorganizations” in this Prospectus/Proxy Statement for additional information about payment of transaction costs.

As a condition to the consummation of the Fluctuating Fund Reorganizations, Federated will receive a certificate signed by the respective executive officers of the Performance Funds Adviser and the Bank and by the Treasurer of the each Performance Fund that is not a Money Market Fund certifying the average daily net assets of each Performance Fund that is not a Money Market Fund, and of all such Performance Funds in the aggregate, in each case determined for a period beginning thirty-five (35) days prior to the Closing Date and ending five (5) days prior to the Closing Date (“Closing Acquired Fluctuating Fund Assets”). Federated will not be required to consummate the Fluctuating Fund Reorganizations if the Closing Acquired Fluctuating Fund Assets (excluding any transactions not made in the ordinary course of business) are less than $250,000,000 in the aggregate.

The Asset Purchase Agreement contains customary, negotiated representations, warranties, covenants, conditions to closing and indemnification provisions.

In the Asset Purchase Agreement, the parties acknowledge that they intend that the transactions (including the Reorganizations) satisfy the applicable requirements of Section 15(f) of the 1940 Act. In this connection, the parties agreed that, for the minimum time periods specified in Section 15(f) of the 1940 Act in respect of such transactions that are a subject of Section 15(f) of the 1940 Act, the parties shall use commercially reasonable efforts, subject to their respective fiduciary duties, not to cause (and to prevent their respective affiliates from causing) a violation of Section 15(f) in connection with the transactions. Without limiting the foregoing, the parties, subject to compliance with their respective fiduciary duties, agreed to use commercially reasonable efforts to, and to use commercially reasonable efforts to cause the directors/trustees of the Federated Funds to, take (or refrain from taking, as the case may be) such actions as are necessary to ensure for the minimum time periods specified in Section 15(f) of the 1940 Act that:

(i)	at least seventy-five percent (75%) of the directors of the Federated Funds are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds Advisers or the Performance Funds Adviser;
(ii)	no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) may be imposed as a result of such transactions; and
(iii)	each vacancy among the directors of the Federated Funds, which must be filled by a person who is not an interested person of either the Federated Funds Advisers or of the Performance Funds Adviser in order to comply with Section 15(f) of the 1940 Act (as if such Section were applicable to such transactions), must be filled by a person who (a) is not an interested person of the Federated Funds Advisers or of the Performance Funds Adviser and (b) has been selected and proposed for election by a majority of the directors of the Federated Fund who are not such interested persons.

Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Performance Funds Adviser.

The Asset Purchase Agreement also contains provisions under which the Performance Funds Adviser is required to (a) reimburse the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund for the full amount of any accumulated net realized loss as reflected in the Performance Money Market Fund’s and the Performance U.S. Treasury Money Market Funds’ audited Statements of Assets and Liabilities as of May 31, 2011, as adjusted for all net gains and losses realized by the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund through and as of the Closing Date (or any transaction that has caused a permanent impairment), and (b), depending upon the shadow market value of the assets of the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund as of the Closing Date, its impact on the shadow market value of the Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves upon the closing occurring, and certain determinations by the Federated Funds Adviser (subject to consultation with counsel to the Independent Trustees/Directors of Federated Funds Board and any Federated Funds Board determinations on the Reorganization), contribute capital to the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund in order to seek to address the potential impact of the Reorganizations on the gross yield of the Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves and to address potential dilution to such Funds shareholders. The Performance Funds Adviser’s reimbursement, contribution and payment obligations related to the Performance Money Market Fund and the Performance U.S. Treasury Money Market Fund are subject to the condition that, if such obligations exceed a certain amount in the aggregate (in this case $100,000), the Performance Funds Adviser may elect (consistent with its fiduciary duties) not to satisfy its obligations over such threshold amount, in which case the Reorganization with respect to any Performance Fund that is a Money Market Fund for which there is any reimbursement, contribution and payment obligation would not be consummated unless Federated agrees otherwise, in which case the Performance Funds Adviser and Bank will be obligated to satisfy such obligations up to such threshold amount.

The Asset Purchase Agreement requires that the Performance Funds Adviser assume any liabilities of each Performance Fund that have not been discharged by the Performance Fund on or prior to the date on which its Reorganization is consummated.

Separate and apart from the transaction consideration described above, it also is anticipated that the Performance Funds Adviser, or its affiliates, may (provided that they qualify), under agreements with one or more subsidiaries of Federated, be entitled to receive distribution or servicing/administration fees on shareholder accounts for which the Performance Funds Adviser, or its affiliates, serves as the broker-dealer of record and performs services. Such fees may be up to the amounts disclosed in the prospectus for the Federated funds (including the Federated Funds) (e.g., distribution or servicing/administration fees will be in an aggregate annual amount not to exceed 0.50% (i.e., up to 0.25% in distribution fees and up to 0.25% in servicing/administration fees) of the NAV of the shares of the Federated funds (including the Federated Funds) that are held by shareholders). These fees may be significant. In addition, it is anticipated that the Performance Funds Adviser and its affiliates may (provided that they qualify), under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid or supplemental payments for services rendered to the Federated funds (including the Federated Funds). Such amounts may be asset-based fees and may be significant. For more information with respect to applicable arrangements for the payment of servicing and/or distribution fees by the Federated Fund or the Federated Funds Adviser or its affiliates, see the sections entitled “Summary – Comparative Fee Tables” and “Summary – Investment Advisory Fees and Other Fees/Expenses” in this Prospectus/Proxy Statement.

Comparative Information on Shareholder Rights and Obligations

The Performance Trust and the Federated Registrants are open-end, management investment companies. The Money Market Obligations Trust, Federated Equity Funds and Federated U.S. Government Securities Fund: 1-3 Years have been established under the laws of the Commonwealth of Massachusetts. The Federated Total Return Series, Inc. has been established under the laws of the State of Maryland. The Performance Trust was established under the laws of the State of Delaware. The rights of shareholders of Performance Funds and Federated Funds are defined by the applicable Articles of Incorporation, Declarations of Trust and Bylaws. The chart below describes some of the differences between your rights as a shareholder of a Performance Fund and your rights as a shareholder of a Federated Fund.

Category	Performance fundS DelawarE	Federated fundS-Massachusetts	Federated total RETURN bond fund Maryland
Preemptive Rights	None	Same	Same
Preferences	None	Same	Same
Appraisal Rights	None	Same	Same
Conversion Rights	None	Same	Same

Exchange Rights (other than the right/privilege to exchange for shares of other funds as provided in the Funds’ prospectuses)	The Board has the power and authority to sell or exchange any or all of the assets of the Trust subject to the provisions of the Declaration of Trust.	Same	Same
Annual Meetings	Not required	Not required	Not required
Right to Call Shareholder Meetings	Shall be called by the Performance Funds Board upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. If the Performance Trust secretary fails to call a special meeting for a period of thirty days, the Performance Funds Board or the shareholders may call the meeting by giving notice. Further, if ten or more shareholders who meet the requirements of Section 16(c) of the 1940 Act seek the opportunity of furnishing materials to the other shareholders so as to obtain signatures on such a request for a meeting, the Performance Funds Board shall comply with the provisions of Section 16(c) and provide shareholders with access to a list of shareholders of record of the Performance Trust or shall mail such materials to the shareholders of record, subject to any rights provided to the Performance Trust or any trustees by Section 16(c).	Shall be called upon written notice of at least 10% of the outstanding shares entitled to vote at the meeting. If the secretary shall fail to call any meeting of shareholders for a period of two days after receipt of notice, the requesting shareholders may call the meeting.	Shall be called as requested in writing by shareholders entitled to cast at least 10% of the voter shares entitled to be cast at the meeting.
Notice of Meetings	Mailed to each shareholder entitled to vote at least 15 business days before the meeting.	Same	Mailed to each shareholder entitled to vote not less than 10 nor more than 90 days before the meeting.

Record Date For Meetings	In determining the shareholders entitled to vote at any meeting or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Performance Funds Board may close the share transfer book for such period not exceeding sixty (60) days. Without closing the transfer books, the Performance Funds Board may set a date and time not more than sixty (60) days prior to the date of any meeting or dividend or distribution for the determination of shareholders entitled to vote at such meeting or participate in such dividend or distribution.	The Board of Trustees may fix a date not more than 60 days before the meeting date as the record date for determining shareholders entitled to notice of or to vote at any meeting of shareholders.	The Board of Directors may fix a date not more than 90 and not less than 10 days prior to the date on which the particular action requiring such determination of shareholders is to be taken.
Quorum for Meetings	One-third of shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholder meeting, except that where any provision of law or of the Performance Trust’s Declaration of Trust permits or requires that holders of any series shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series (or that class).	Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of one-fourth of the total number of shares of the Trust outstanding and entitled to vote at such meeting (and, with respect to Federated Equity Funds, without regard to class except with respect to any matter which by law requires the separate approval of one or more series or classes, in which case the presence in person or by proxy of the holders of one-fourth, as set forth above, of the shares of each series or class entitled to vote separately on the matter shall constitute a quorum). When any one or more Series or class is entitled to vote as a single series or class, more than one-fourth of the shares of each such series or class entitled to vote shall constitute a quorum at a shareholders’ meeting of that series or class.	The presence in person or by proxy of the holders of (a) one-half of the shares of stock of the Corporation on all matters requiring the vote of a Majority of the Outstanding Voting Securities of the Corporation, as defined in the Investment Company Act of 1940, or (b) one-third of shares of stock of the Corporation on all other matters permitted by law, in each case, entitled to vote without regard to class shall constitute a quorum at any meeting of the shareholders, except with respect to any matter which by law requires the separate approval of one or more classes of stock, in which case the presence in person or by proxy of the holders of one-half or one-third, as set forth above, of the shares of stock of each class entitled to vote separately on the matter shall constitute a quorum.
Vote Required for Election of Trustees/Directors	A plurality of votes cast at a meeting of shareholders of the Performance Trust.	A plurality of shares cast at a meeting of shareholders of the Federated Trust.	A majority of the votes cast at a meeting of shareholders.
Adjournment of Meetings	In the absence of a quorum, any adjourned session or sessions may be held, within reasonable time after the date set for the original meeting without the necessity of further notice.	In the absence of a quorum, a majority of the shares present in person or by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	In the absence of a quorum at any meeting, a majority of those shareholders present in person or by proxy may adjourn the meeting from time to time to a date not later than 120 days after the original record date without further notice other than by announcement to be given at the meeting until a quorum shall be present.
Removal of Trustees/ Directors by Shareholders	A Trustee may be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares.	Same	At any meeting of shareholders duly called for the purpose, any director may by the vote of a majority of all of the shares entitled to vote be removed from office.
Personal Liability of Officers and Trustees/Directors	A Performance Fund Trustee, when acting in such capacity, shall not be personally liable to any person other than the Performance Trust or a beneficial owner for any act, omission or obligation of the Performance Trust or any Performance Fund Trustee. A Performance Fund Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Performance Fund Trustee, provided that nothing contained in the Declaration of Trust or in the Delaware Statutory Trust Act shall protect any Performance Fund Trustee against any liability to the Performance Fund Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Performance Fund Trustee.	Same

The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. These provisions shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of his office.

Personal Liability of Shareholders

Each shareholder of the Trust and of each series shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Performance Trust or by or on behalf of any series.

In case any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of his being or having been a shareholder of such series and not because of his acts or omissions or for some other reason, the shareholder or former shareholder shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Performance Trust on behalf of the affected series, shall upon request by shareholder, assume defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Federated Trust. To protect its shareholders, the Federated Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Federated Trust.

In the unlikely event a shareholder is held personally liable for the Federated Trust’s obligations, the Federated Trust is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Federated Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Rights of Inspection	The Performance Fund Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Performance Trust or any of them shall be open to the inspection of the shareholders; no shareholder shall have any right to inspect any account or book or document of the Performance Trust except as conferred by law or otherwise by the Performance Funds Trustees or by resolutions of the shareholders.	Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each series and class of shares of the Trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have any right to inspect any account or book or document of the Trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the Trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the trustees or by resolution of the shareholders of the relevant series or class.	The Board of Directors of the Corporation may from time to time determine whether, to what extent, at what times and places, and under what conditions and regulations the accounts and books of the Corporation, or any of them, shall be open to the inspection of the shareholders, and no shareholder shall have any right to inspect any account, book or document of the Corporation except as conferred by statute or as authorized by the Board of Directors of the Corporation.
Liquidation and Dissolution	The Trustees may, subject to a majority vote of each series affected by the matter or, if applicable, to a majority of shareholder vote of the Trust, and subject to a vote of a majority of Trustees sell and convey all or substantially all of the assets of the Performance Trust. The Performance Funds Board may, however, at any time sell and convert into money all of the Performance Trust assets or any affected series without the approval of shareholders of a majority of the Performance Funds Board determines that the continuation of the Performance Trust or such series is not in the best interests of the Performance Trust or such series.	The trustees of a Massachusetts business trust may resolve to liquidate or dissolve a fund or new fund, or any class thereof, without prior shareholder approval and without first redeeming all of the shares of the respective fund. Although Massachusetts law allows the trust to liquidate without shareholder approval, the declaration of trust can amend this allowance. The declaration of trust provides that the Federated Trust may at any time sell and convert into cash all the assets of the Federated Trust or any series or class without shareholder approval, unless otherwise required by applicable law.	In the event of the liquidation or dissolution of the Corporation, the stockholders of each class of the Corporation’s stock shall be entitled to receive, as a class, out of the assets of the Corporation available for distribution to stockholders, the assets attributable to that class less the liabilities or expenses allocated to that class. The assets so distributable to the stockholders of a class shall be distributed among such stockholders in proportion to the number of shares of that class held by them multiplied by the NAV of a share of such class on the date of determination and recorded on the books of the Corporation. In the event that there are any assets available for distribution that are not attributable to any particular class of stock, such assets shall be allocated to all classes in proportion to the NAV of the respective class.
Number of Authorized Shares; Par Value	Unlimited, no par value	Same	1,000,000,000 shares of each class, $0.001 par value.
Shareholder Proxies	The Performance Trust’s Bylaws provide that shareholders may vote in person or by proxy, if either (i) an instrument authorizing such proxy to act is executed by the shareholder in writing and dated not more than eleven months before the meeting, unless this instrument provides for a longer period or (ii) the Performance Funds Board adopts by resolution an alternative to execution of a written instrument authorizing the proxy to act and is received no more than eleven months before the meeting. The Performance Declaration of Trust provides that in the event that a proposal by anyone other than the officers or trustees is submitted to a shareholder vote, or in the event of any proxy contest, proxy solicitation or proposal in opposition to any proposal by the officers or trustees, shares may be voted only in person or by written proxy.	Any shareholder entitled to vote at any meeting of shareholders may vote either in person, by telephone, by electronic means including facsimile, or by proxy, but no proxy which is dated more than six months before the meeting named therein shall be accepted unless otherwise provided in the proxy. Every proxy shall be in writing, subscribed by the shareholder or his duly authorized agent or be in such other form as may be permitted by law, including documents conveyed by electronic transmission. Every proxy shall be dated, but need not be sealed, witnessed or acknowledged. The placing of a shareholder’s name on a proxy or authorizing another to act as the shareholder’s agent, pursuant to telephone or electronically transmitted instructions obtained in accordance with procedures reasonably designed to verify that such instructions have been authorized by such shareholder, shall constitute execution of a proxy by or on behalf of such shareholder. Where shares are held of record by more than one person, any co-owner or co-fiduciary may execute the proxy or give authority to an agent, unless the Secretary of the Federated Trust is notified in writing by any co-owner or co-fiduciary that the joinder of more than one is to be required. All proxies shall be filed with and verified by the Secretary or an Assistant Secretary of the Federated Trust, or the person acting as Secretary of the Meeting. Unless otherwise specifically limited by their term, all proxies shall entitle the holders thereof to vote at any adjournment of such meeting but shall not be valid after the final adjournment of such meeting.

Any shareholder entitled to vote at any meeting of shareholders may vote either in person or by proxy, but no proxy which is dated more than eleven months before the meeting named therein shall be accepted unless otherwise provided in the proxy. Every proxy shall be in writing and signed by the shareholder or his duly authorized agent or be in such other form as may be permitted by the Maryland General Corporation Law, including electronic transmissions from the shareholder or his authorized agent. Authorization may be given orally, in writing, by telephone, or by other means of communication. A copy, facsimile transmission or other reproduction of the writing or transmission may be substituted for the original writing or transmission for any purpose for which the original transmission could be used. Every proxy shall be dated, but need not be sealed, witnessed or acknowledged. Where shares are held of record by more than one person, any co-owner or co-fiduciary may appoint a proxy holder, unless the secretary of the Corporation is notified in writing by any co-owner or co-fiduciary that the joinder of more than one is to be required. All proxies shall be filed with and verified by the secretary or an assistant secretary of the Corporation, or the person acting as Secretary of the meeting. Unless otherwise specifically limited by their term, all proxies shall entitle the holders thereof to vote at any adjournment of such meeting but shall not be valid after the final adjournment of such meeting.

Trustee/ Director Power to Amend Organizational Documents	The Performance Declaration of Trust provides that the Performance Funds Board may, without shareholder vote, amend or otherwise supplement the Performance Trust’s Declaration of Trust. The Performance Trusts’ Declaration of Trust also provides that shareholders have the right to vote (i) on any amendment which would affect their right to vote under the Performance Trust’s Declaration of Trust, (ii) on any amendment that would affect the requirements to amend the Declaration of Trust or Bylaws, (iii) on any amendment required by law or by the Performance Trust’s registration statement, and (iv) on any amendment submitted to them by the Performance Funds Board.

A majority of the Federated Trustees then in office may amend or otherwise supplement the Federated Trust’s Declaration of Trust by making a Declaration of Trust supplemental thereto. Subsequent to such initial issuance of shares, amendments or supplements to Declaration of Trust may be authorized by a majority of the Federated Trustees then in office and by a majority shareholder vote (except that any amendments or supplements changing the name of the Federated Trust or may be made without shareholder approval), or by any larger vote which may be required by applicable law or the Federated Trust’s Declaration of Trust in any particular case, the Federated Trustees shall amend or otherwise supplement the Federated Trust’s Declaration of Trust, by making a Declaration of Trust supplemental hereto, which thereafter shall form a part hereof. Any such supplemental Declaration of Trust shall be signed by at least a majority of the Federated Trustees then in office.

The Corporation reserves the right from time to time to make any amendment of its charter now or hereafter authorized by law, including any amendment which alters the contrary rights, as expressly set forth in any amendment which alters the contract rights, as expressly set forth in its charter, of any outstanding shares or any class.

Involuntary Redemption of Accounts	The Performance Trust’s Declaration of Trust provides that the Performance Funds Board has the power and authority to establish from time to time a minimum investment for shareholders in the Performance Trust or in a series or class. The Performance Trust’s Declaration of Trust also provides the that Performance Funds Board, after notice to such shareholders, has the power and authority to require the redemption of shares of any shareholders whose investment is less than such minimum.	In case any shareholder of record of any series or class at any time desires to dispose of shares of such series or class recorded in his name, he may deposit a written request (or such other form of request as the Federated Trustees may from time to time authorize) requesting that the Federated Trust purchase his shares, together with such other instruments or authorizations to effect the transfer as the Federated Trustees may from time to time require, at the office of the custodian, and the Federated Trust shall purchase his shares out of assets belonging to such series or class, but only at the NAV of such shares determined by or on behalf of the Federated Trustees next after said deposit.	The Corporation shall have the right, exercisable at the discretion of the board of directors, to redeem any shareholder’s shares of any class for their then current NAV per share if at such time the shareholder owns shares having an aggregate NAV of less than $500 or such lesser or greater amount for such class set forth in the current registration statement of the Corporation filed with the Securities and Exchange Commission, or regardless of the amount, if a shareholder fails to supply a valid taxpayer identification number.

INFORMATION ABOUT THE PERFORMANCE FUNDS AND THE FEDERATED FUNDS

Where to Find Additional Information

Information about the Performance Funds is included in their prospectuses and SAI dated October 1, 2011, each of which is incorporated herein by reference. Information about the Federated Prime Obligations Fund is included in its prospectus dated September 30, 2011, and its SAI; information about the Federated U.S. Treasury Cash Reserves is included in its prospectus dated June 30, [2011] and its SAI; information about the Federated U.S. Government Securities Fund: 1-3 Years’ Service Shares is included in its prospectus dated April 30, 2012, and its SAI; information about the Federated Total Return Bond Fund’s Class A Shares and Service Shares is included in its prospectus dated January 31, 2012, and its SAI; information about the Federated Strategic Value Dividend Fund’s Class A Shares and Institutional Shares is included in its prospectus dated December 31, 2011, and its SAI; information about the Federated Capital Appreciation Fund’s Class A Shares and Institutional Shares is included in its prospectus dated December 31, 2011, and its SAI; information about the Federated Mid Cap Growth Strategies Fund’s Class A Shares and Institutional Shares is included in its prospectus dated December 31, 2011, and its SAI. A copy of each Federated Fund’s prospectus accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and each Fund’s SAI is incorporated herein by reference. Copies of the SAIs of the Federated Funds, the prospectus and SAI of the Performance Funds and the SAI relating to this Prospectus/Proxy Statement dated [____], 2012 all of which have been filed with the SEC, and may be obtained without charge by contacting either the Performance Trust at 1-800-PERFORM or the Federated Trust at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561. The prospectuses and SAIs of the Performance Funds and the Federated Funds are also available electronically at either the Performance Funds’ website at performancefunds.com or Federated’s website at FederatedInvestors.com.

The Performance Trust and the Federated Trust, on behalf of their Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Performance Trust or the Federated Trust, on behalf of their Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website http://www.sec.gov.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Performance Funds Board, on behalf of the Performance Funds. The proxies will be voted at the special meeting of shareholders of the Performance Funds to be held on September 19, 2012 at 100 Summer Street, Suite 1500, Boston, MA 02110 at 12 o’clock, Noon (Eastern Time) (such special meeting and any adjournment or postponements thereof are referred to as the “Special Meeting”).

In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Performance Funds Adviser and/or Federated Funds Adviser or their affiliates, or, if necessary, a communications firm retained for this purpose. For example, AST Fund Solutions has been engaged to assist with the solicitation. The cost of the solicitation, including the printing and mailing of proxy materials and solicitation services, will be borne by the Performance Funds Adviser and/or Federated, and/or their affiliates, as agreed between the Performance Funds Adviser, the Bank and Federated in the Asset Purchase Agreement entered into by them, and is estimated to be approximately $43,000. See “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization,” “Information About the Reorganizations – Costs of Reorganizations” and “Information About the Reorganizations – Agreement Among Federated, Performance Funds Adviser and Trustmark National Bank.” Solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Performance Funds Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of the Performance Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 15, 2012 to shareholders of record at the close of business on July 26, 2012 (the “Record Date”).

The Performance Funds’ Annual Report, which includes audited financial statements for the fiscal year ended May 30, 2011, was previously mailed to shareholders of the Performance Funds. The Performance Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report. Requests for Annual Reports for the Performance Funds may be made by writing to the Performance Trust’s principal executive offices or by calling the Performance Trust. The principal executive office for the Performance Funds is located at 3435 Stelzer Road, Columbus, Ohio 43219, and the Performance Trust’s toll-free telephone number is 1-800-PERFORM. The principal executive office of the Federated Funds is located at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, and the Federated Trust’s toll-free telephone number is 1-800-341-7400. These reports are also available electronically at the Performance Funds’ website at performancefunds.com or Federated’s website at FederatedInvestors.com.

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Performance Funds is entitled to one vote. Fractional shares are entitled to a proportionate fractional vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Performance Trust. A proxy executed by a shareholder must not be dated more than eleven months before the Special Meeting. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the applicable Agreement and Plan of Reorganization.

In order to hold the Special Meeting, a “quorum” of shareholders of the Performance Funds must be present. Holders of one-third of the total number of outstanding shares of the Performance Funds, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

Shareholder approval with respect to the proposals requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the Performance Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Performance Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Performance Fund.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the applicable Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposals.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposals, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

[INFORMATION IN THIS SECTION TO BE FILED BY AMENDMENT]

As of July 26, 2012, the Performance Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund	Share Class	Outstanding Shares
Performance Money Market Fund	Class A Shares
Institutional Class
Performance U.S. Treasury Money Market Fund	Institutional Class
Performance Strategic Dividend Fund	Class A Shares
Institutional Class
Performance Large Cap Equity Fund	Class A Shares
Class B Shares
Institutional Class
Performance Leaders Equity Fund	Class A Shares
Class B shares
Institutional Class
Performance Mid Cap Equity Fund	Class A Shares
Class B shares
Institutional Class
Performance Intermediate Term Income Fund	Class A Shares
Institutional Class
Performance Short Term Government Income Fund	Class A Shares
Institutional Class

Each share is entitled to one vote and fractional shares have proportionate voting rights.

[Officers and Trustees of the Performance Trust own less than 1% of each class of the Performance Fund’s outstanding shares.]

To the knowledge of the Performance Trust’s management, as of July 26, 2012, the following entities held beneficially or of record more than 5% of each Performance Fund’s outstanding shares:

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Performance Money Market Fund- Class A Shares
Performance Money Market Fund- Institutional Class
Performance U.S. Treasury Money Market Fund- Institutional Class
Performance Short Term Government Income Fund- Class A Shares
Performance Short Term Government Income Fund—Institutional Class
Performance Intermediate Term Income Fund – Class A Shares
Performance Intermediate Term Income Fund – Institutional Class
Performance Strategic Dividend Fund – Class A Shares
Performance Strategic Dividend Fund – Institutional Class
Performance Large Cap Equity Fund – Class A Shares
Performance Large Cap Equity Fund – Class B Shares
Performance Large Cap Equity Fund Institutional Class
Performance Leaders Equity Fund – Class A Shares
Performance Leaders Equity Fund – Class B Shares
Performance Leaders Equity Fund – Institutional Class
Performance Mid Cap Equity Fund - Class A Shares
Performance Mid Cap Equity Fund - Class B Shares
Performance Mid Cap Equity Fund – Institutional Class
Performance Intermediate Term Income Fund – Class A Shares
Performance Intermediate Term Income Fund – Institutional Class
Performance Short Term Government Income Fund- Class A Shares
Performance Short Term Government Income Fund—Institutional Class

[Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.]

Trustmark National Bank (“Bank”), the parent company of the Performance Funds Adviser, may be deemed to be the beneficial owner, for purposes of the federal securities laws, of shares of certain of the Performance Funds because it possesses sole or shared voting power with respect to such shares. The Bank does not, however, have any economic interest in such shares, which are held solely for the benefit of its customers. To the extent that the Bank has been granted investment discretion by the holders of any such shares, such discretion is exercised by Performance Funds Adviser on behalf of the Bank. The Bank has advised the Performance Funds that it intends to hire an independent third-party fiduciary to vote the shares in the respective Performance Funds over which it has retained voting power in a manner that is consistent with its fiduciary responsibilities. As of July 26, 2012, the Bank may be deemed to be the beneficial owner of:

Performance Fund	Bank - Percentage of All Outstanding Shares
Performance Money Market Fund
Performance U.S. Treasury Money Market Fund
Performance Strategic Dividend Fund
Performance Large Cap Equity Fund
Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Performance Intermediate Term Income Fund
Performance Short Term Government Income Fund

[Officers and Trustees of the Federated Trust own less than 1% of each class of the Federated Fund’s outstanding shares.]

To the knowledge of the Federated Trusts’ management, as of July 26, 2012, the following entities held beneficially or of record more than 5% of each Federated Fund’s outstanding shares:

Name of Fund-Class	Shareholder Name and Address	Amount	Percentage of Shares
Federated Prime Obligations Fund-Trust Shares
Federated Prime Obligations Fund-Service Shares
Federated U.S. Treasury Cash Reserves-Service Shares
Federated Strategic Value Dividend Fund-Class A Shares
Federated Strategic Value Dividend Fund-Institutional Shares
Federated Capital Appreciation Fund-Class A Shares
Federated Capital Appreciation Fund-Institutional Shares
Federated Mid Cap Growth Strategies Fund-A Shares
Federated Mid Cap Growth Strategies Fund-Institutional Shares
Federated Total Return Bond Fund-Class A Shares
Federated Total Return Bond Fund-Service Shares
Federated U.S. Government Securities Fund: 1-3 Years-Service Shares

[Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.]

Interests of Certain Persons

The Federated Funds Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Performance Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to the Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Performance Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

Secretary

[____], 2012

ANNEX A-1 FORM OF AGREEMENT AND PLAN OF REORGANIZATION (MONEY MARKET FUNDS)

AGREEMENT AND PLAN OF REORGANIZATION
([Name of Performance Money Market Fund])

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ____, 2012, by and between Money Market Obligations Trust, a Massachusetts business trust , with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of its series, [Federated Prime Obligations Fund] [Federated U.S. Treasury Cash Reserves] (the “Surviving Fund”), and Performance Funds Trust, a Delaware business trust, with its principal place of business at 100 Summer Street, Suite 1500, Boston, MA 02110 (the “Reorganizing Fund Registrant”), on behalf of its series, [Money Market Fund] [U.S. Treasury Money Market Fund] (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers [Class A Shares and Institutional Shares][Institutional Shares], the “Reorganizing Fund Shares”) in exchange solely for shares ([Trust Shares and Service Shares, respectively][Service Shares]) of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares to the holders of outstanding Reorganizing Fund Shares, and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively, the Surviving Fund Registrant and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Funds are authorized to issue their shares of beneficial interests;

WHEREAS, the Trustees of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund;

WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional [shares of each class of] Surviving Fund Shares determined by multiplying (a) the outstanding [shares of each corresponding class of] Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of [such class of] Reorganizing Fund Shares by (y) the net asset value per share of [such class of] Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of [each class of] Reorganizing Fund Shares will receive [the corresponding class of] Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the closing and excluded from the valuation of assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due to such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(8)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2 VALUATION OF SHARES. The net asset value per share of [each class of] Surviving Fund Shares shall be the net asset value per share of [such class of] Surviving Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3 SHARES TO BE ISSUED. The number of [shares of each class of] Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about Friday, September 21, 2012, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Trustmark National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form sufficient to transfer good and marketable title to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT’S CERTIFICATE. Citi Fund Services Ohio, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware. The Reorganizing Fund Registrant is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Reorganizing Fund. The Reorganizing Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, (i) any provision of the Reorganizing Fund Registrant’s Declaration of Trust (or Trust Instrument) or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Reorganizing Fund, or (z) prevent or materially impair the ability of the Reorganizing Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Reorganizing Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Reorganizing Fund Registrant or the Reorganizing Fund is a party or by which it is bound.
e)	The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that, to the Reorganizing Fund’s knowledge, will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, there is no litigation, administrative proceeding, or, to the Reorganizing Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, the Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of [Date], and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	The unaudited financial statements of the Reorganizing Fund as of [Date], and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i)	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.
j)	As of the date hereof, and as of the Closing Date, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k)	The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance in all material respects with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)	As of the Closing Date: (i) all federal and other tax returns and reports of the Reorganizing Fund that are or have been required to be filed (or will be required to be filed for periods ending prior to or at closing) have been (or will be) duly and timely filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; and (iii) the Reorganizing Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and, no return of the Reorganizing Fund (to the best of the Reorganizing Fund’s knowledge) is currently under audit, and (to the best of the Reorganizing Fund’s knowledge) no assessment has been asserted with respect to any return of the Reorganizing Fund. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return. To the Reorganizing Fund’s knowledge, there are no uncertain tax positions in any income or excise tax returns for any open tax periods that would result in a change to the Reorganizing Fund’s (or, after the Reorganization, the Surviving Fund’s) net asset value. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding application of the statute of limitations with respect to any taxes or tax return, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
n)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o)	At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted with receipt acknowledged by the Surviving Fund.
p)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund other than the approval by the Reorganizing Fund Shareholders, and subject to such approval, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)	The information relating to the Reorganizing Fund to be furnished by the Reorganizing Fund Registrant for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)	As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)	The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.
u)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened or to the Reorganizing Fund’s knowledge, any investigations or inquiries pending or threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.
v)	No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Reorganizing Fund has been disclosed or is required to be disclosed in the Reorganizing Fund’s reports on Form N-CSR and the Reorganizing Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the Reorganizing Fund that would be required to be disclosed in the Reorganizing Fund’s Form N-CSR after the Closing Date.
w)	On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Reorganizing Fund, no stop order suspending the effectiveness thereof has been issued.
x)	The Reorganizing Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Reorganizing Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Reorganizing Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Reorganizing Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
y)	Neither the Reorganizing Fund Registrant nor the Reorganizing Fund has received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs (s) and (x) of this paragraph 4.1.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a legally designated, separate series of a business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts. The Surviving Fund Registrant is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Surviving Fund. The Surviving Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)	The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, (i) any provision of the Surviving Fund Registrant’s Declaration of Trust or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Surviving Fund, or (z) prevent or materially impair the ability of the Surviving Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Surviving Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Surviving Fund Registrant or the Surviving Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, there is no litigation, administrative proceeding or, to the Surviving Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, the Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of [Date] and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	The unaudited financial statements of the Surviving Fund as of [Date], and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund. For the purposes of this sub-paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
i)	As of the Closing Date: (i) all federal and other tax returns and reports of the Surviving Fund required by law to be filed have (or will have been) been filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; (iii) the Surviving Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement; and (iv) the Surviving Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and no return of the Surviving Fund (to the best of the Surviving Fund’s knowledge) is currently under audit, and (to the best of the Surviving Fund’s knowledge) no assessment has been asserted with respect to any return of the Surviving Fund. The Surviving Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
j)	All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
k)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws and no shareholder of the Surviving Fund has any preemptive right of subscription or purchase in respect thereof.
m)	The information relating to the Surviving Fund to be furnished by the Surviving Fund Registrant for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n)	As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o)	The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p)	The Surviving Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Surviving Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Surviving Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Surviving Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
q)	Neither the Surviving Fund Registrant nor the Surviving Fund has received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs [(n) and (o)][(o) and (p)] of this paragraph 4.2.
r)	There is no plan or intention for the Surviving Fund (or any person related (as defined in Treasury Regulation Section 1.368-1(e)(4)) to the Surviving Fund) to reacquire, during the five-year period beginning on the Closing Date, any Surviving Fund Shares issued in the Reorganization, either directly or through any transaction, agreement or arrangement with any other person, aside from redemptions in the ordinary course of its business, as required by Section 22(e) of the 1940 Act. Neither the Surviving Fund nor any person related (within the meaning of Treasury Regulation Section 1.368-1(e)(4)) to the Surviving Fund has owned during the past five years, directly or indirectly, any Reorganizing Fund Shares.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
t)	The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
u)	No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Surviving Fund has been disclosed or is required to be disclosed in the Surviving Fund’s reports on Form N-CSR, and the Surviving Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the Surviving Fund that would be required to be disclosed in the Surviving Fund’s Form N-CSR after the Closing Date.
v)	The Surviving Fund, and the Surviving Fund Registrant with respect to the Surviving Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or to the Surviving Fund’s knowledge, any investigations or inquiries pending or threatened or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund, or the Surviving Fund Registrant with respect to the Surviving Fund, that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now or at any time in the past, or (b) the Surviving Fund Registrant’s ability to enter into this Agreement on behalf of the Surviving Fund or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.
w)	On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Surviving Fund, no stop order suspending the effectiveness thereof has been issued.
x)	Current shareholders of the Reorganizing Fund will enjoy the same privileges to transfer in and out of other funds as other current Surviving Fund shareholders after the Reorganization consistent with the Surviving Fund’s prospectus and Rule 18f-3 Plan as in effect from time to time.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 QUALIFICATION AS A REORGANIZATION. From and after the Closing Date, the Surviving Fund and the Reorganizing Fund shall take no action inconsistent with the qualification of the Reorganization as a “reorganization” under Section 368 of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

The condition to closing in Section 7.4.7 of the Asset Purchase Agreement, dated June 27, 2012, among Federated Investors, Inc., Trustmark Investment Advisors, Inc., and Trustmark National Bank relating to certain contribution, reimbursement and other payment obligations to the Reorganizing Fund, shall have been satisfied by Trustmark Investment Advisors, Inc. or Trustmark National Bank or has been waived pursuant to the terms of the Asset Purchase Agreement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Declaration of Trust (or Trust Instrument) and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares solely for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.
g)	The Surviving Fund will succeed to and take into account the items of the Reorganizing Fund described in Code Section 381(c), subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated Investment Management Company or its affiliates (collectively, “Federated”), and/or Trustmark Investment Advisors, Inc, or its affiliates (collectively, “Reorganizing Fund Adviser”), will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization as agreed between Federated and the Reorganizing Fund Adviser in that certain Asset Purchase Agreement, dated June 27, 2012, among Federated Investors, Inc., Trustmark Investment Advisors, Inc. and Trustmark National Bank. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transfer of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. The Surviving Fund also may incur transaction expenses associated with disposing of certain securities, and acquiring replacement securities, after the Reorganization is consummated in the ordinary course.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach in any material respect as of the specified date, and except for representations and warranties that already contain a materiality qualifier, which shall be true and correct in all respects by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice is given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Trustees or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant personally, but shall bind only the property of the Surviving Fund, as provided in the Declaration of Trust of the Surviving Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Surviving Fund Registrant on behalf of the Surviving Fund and signed by authorized officers of the Surviving Fund Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the Declaration of Trust of the Surviving Fund Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONEY MARKET OBLIGATIONS TRUST

on behalf of its portfolio,
[FEDERATED PRIME OBLIGATIONS FUND]

[FEDERATED U.S. TREASURY CASH RESERVES

By:

Name: John W. McGonigle

Title: Secretary

PERFORMANCE FUNDS TRUST

on behalf of its portfolio,
[MONEY MARKET FUND]

[U.S. TREASURY MONEY MARKET FUND]

By:

Name:

Title:

ANNEX A-2 FORM OF AGREEMENT AND PLAN OF REORGANIZATION (NON-MONEY MARKET FUNDS)

AGREEMENT AND PLAN OF REORGANIZATION

(Name of Non-Money Market Fund)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ____, 2012, by and between [Federated Equity Funds, a Massachusetts business trust][Federated U.S. Government Securities Fund: 1-3 Years, a Massachusetts business trust][Federated Total Return Series, Inc., a Maryland corporation], with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 [(the “Surviving Fund Registrant”)][the “Surviving Fund”)][the “Surviving Fund Registrant”][, on behalf of its series, [Federated Strategic Value Dividend Fund][Federated Capital Appreciation Fund][Federated Mid Cap Growth Strategies Fund][Federated Mid Cap Growth Strategies Fund][Federated Total Return Bond Fund] (the “Surviving Fund”)], and Performance Funds Trust, a Delaware business trust, with its principal place of business at 100 Summer Street, Suite 1500, Boston, MA 02110 (the “Reorganizing Fund Registrant”), on behalf of its series, [Strategic Value Dividend Fund][Large Cap Equity Fund][Leaders Equity Fund][Mid Cap Equity Fund][Short Term Government Income Fund][Intermediate Term Income Fund] (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers [Class A Shares and Institutional Shares][Class A Shares and Class B Shares, and Institutional Shares] [Class A Shares and Class B Shares, and Institutional Shares][Class A Shares and Class B Shares, and Institutional Shares][Class A Shares and Institutional Shares][Class A Shares and Institutional Shares], the “Reorganizing Fund Shares”) in exchange solely for shares ([Class A Shares and Institutional Shares, respectively][Class A Shares and Institutional Shares, respectively][Class A Shares and Institutional Shares, respectively][Class A Shares and Institutional Shares, respectively][Class A Shares and Service Shares, respectively][Service Shares]) of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares to the holders of outstanding Reorganizing Fund Shares, and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund [is a stand-alone fund] and the Reorganizing Fund are [is] separate series of [the Surviving Fund Registrant and] the Reorganizing Fund Registrant[, respectively], the [Surviving Fund Registrant][Surviving Fund] and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, [the Funds are authorized to issue their shares of beneficial interests][the Surviving Fund is authorized to issue its shares of stock and the Reorganizing Fund is authorized to issue its shares of beneficial interests];

WHEREAS, the [Trustees][Directors] of the [Surviving Fund Registrant][Surviving Fund] have determined that the Reorganization[, with respect to the Surviving Fund,] is in the best interests of the Surviving Fund;

WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional [shares of each class of] Surviving Fund Shares determined by multiplying (a) the outstanding shares of each [corresponding] class of Reorganizing Fund Shares of such class by (b) the ratio computed by dividing (x) the net asset value per share of such class of Reorganizing Fund Shares by (y) the net asset value per share of [such class of] Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of each class of Reorganizing Fund Shares will receive [the corresponding class of] Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the closing and excluded from the valuation of assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Reorganizing Fund Shares under this Agreement.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due to such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

[1.10 OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization. In connection with the Reorganization, a Reorganizing Fund Shareholder will initially acquire the Surviving Fund Shares (Class A Shares) pursuant to the terms of this Agreement at net asset value, but subsequent purchases of such Surviving Fund Shares will be subject to any sales loads (including any front-end sales load) applicable to purchases of such Surviving Fund Shares (unless a Reorganizing Fund Shareholder account was coded as being permitted to acquire additional Reorganizing Fund Shares at net asset value immediately prior to the Reorganization or such Reorganizing Fund Shareholder account otherwise fits within a category of shareholder permitted to acquire Surviving Fund Shares (Class A Shares) at net asset value in accordance with the Surviving Fund's prospectus). Any privileges granted to any Reorganizing Fund Shareholder in connection with the Reorganization shall apply only with respect to the account of such Reorganizing Fund Shareholder opened on the books and records of the Surviving Fund as part of the Reorganization, and not to any existing account with the Surviving Fund or any other fund within the Federated family of mutual funds or, unless otherwise specifically indicated herein, any other account opened by or on behalf of a Reorganizing Fund Shareholder with the Surviving Fund or any other fund within the Federated family of mutual funds.]

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the [Surviving Fund Registrant’s][Surviving Fund’s] [Declaration of Trust][Articles of Incorporation] and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees[/Directors] (“Board”) of the [Surviving Fund Registrant][Surviving Fund] and Reorganizing Fund Registrant).

2.2 VALUATION OF SHARES. The net asset value per share of [each class of] Surviving Fund Shares shall be the net asset value per share of [such class of] Surviving Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the [Surviving Fund Registrant’s][Surviving Fund’s] [Declaration of Trust][Articles of Incorporation] and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3 SHARES TO BE ISSUED. The number of [shares of each class of] Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about Friday, September 21, 2012, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Trustmark National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form sufficient to transfer good and marketable title to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT’S CERTIFICATE. Citi Fund Services Ohio, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the [Surviving Fund Registrant][Surviving Fund][, on behalf of the Surviving Fund,] as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware. The Reorganizing Fund Registrant is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Reorganizing Fund. The Reorganizing Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, (i) any provision of the Reorganizing Fund Registrant’s Declaration of Trust (or Trust Instrument) or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Reorganizing Fund, or (z) prevent or materially impair the ability of the Reorganizing Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Reorganizing Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Reorganizing Fund Registrant or the Reorganizing Fund is a party or by which it is bound.
e)	The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that, to the Reorganizing Fund’s knowledge, will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, there is no litigation, administrative proceeding, or, to the Reorganizing Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, the Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of [Date], and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	The unaudited financial statements of the Reorganizing Fund as of [Date], and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
i)	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.
j)	As of the date hereof, and as of the Closing Date, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k)	The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance in all material respects with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)	As of the Closing Date: (i) all federal and other tax returns and reports of the Reorganizing Fund that are or have been required to be filed (or will be required to be filed for periods ending prior to or at closing) have been (or will be) duly and timely filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; and (iii) the Reorganizing Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and, no return of the Reorganizing Fund (to the best of the Reorganizing Fund’s knowledge) is currently under audit, and (to the best of the Reorganizing Fund’s knowledge) no assessment has been asserted with respect to any return of the Reorganizing Fund. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return. To the Reorganizing Fund’s knowledge, there are no uncertain tax positions in any income or excise tax returns for any open tax periods that would result in a change to the Reorganizing Fund’s (or, after the Reorganization, the Surviving Fund’s) net asset value. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding application of the statute of limitations with respect to any taxes or tax return, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
n)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o)	At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted with receipt acknowledged by the Surviving Fund.
p)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund other than the approval by the Reorganizing Fund Shareholders, and subject to such approval, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)	The information relating to the Reorganizing Fund to be furnished by the Reorganizing Fund Registrant for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)	As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)	The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.
u)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened or to the Reorganizing Fund’s knowledge, any investigations or inquiries pending or threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.
v)	No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Reorganizing Fund has been disclosed or is required to be disclosed in the Reorganizing Fund’s reports on Form N-CSR and the Reorganizing Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the Reorganizing Fund that would be required to be disclosed in the Reorganizing Fund’s Form N-CSR after the Closing Date.
w)	On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Reorganizing Fund, no stop order suspending the effectiveness thereof has been issued.
x)	The Reorganizing Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Reorganizing Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Reorganizing Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Reorganizing Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
y)	Neither the Reorganizing Fund Registrant nor the Reorganizing Fund has received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs (s) and (x) of this paragraph 4.1.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The [Surviving Fund Registrant][Surviving Fund][, on behalf of the Surviving Fund,] represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund [is a legally designated, separate series of][is a stand-alone fund duly organized as] a [business trust][corporation] [duly organized,] validly existing, and in good standing under the laws of [The Commonwealth of Massachusetts][State of Maryland]. The [Surviving Fund Registrant][Surviving Fund] is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Surviving Fund. The Surviving Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)	The [Surviving Fund Registrant][Surviving Fund] is registered as an open-end management investment company under the 1940 Act, the [Surviving Fund Registrant’s][Surviving Fund’s] registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, (i) any provision of the [Surviving Fund Registrant’s][Surviving Fund’s] [Declaration of Trust][Articles of Incorporation] or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Surviving Fund, or (z) prevent or materially impair the ability of the Surviving Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Surviving Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the [Surviving Fund Registrant or the Surviving Fund][Surviving Fund] is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, there is no litigation, administrative proceeding or, to the Surviving Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, the Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of [Date] and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	[The unaudited financial statements of the Surviving Fund as of [Date], and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.]
h)	Since the date of the financial statements referred to in sub-paragraph [(f)][(g)] above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund. For the purposes of this sub-paragraph [(g)][(h)], a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
i)	As of the Closing Date: (i) all federal and other tax returns and reports of the Surviving Fund required by law to be filed have (or will have been) been filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; (iii) the Surviving Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement; and (iv) the Surviving Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and no return of the Surviving Fund (to the best of the Surviving Fund’s knowledge) is currently under audit, and (to the best of the Surviving Fund’s knowledge) no assessment has been asserted with respect to any return of the Surviving Fund. The Surviving Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
j)	All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
k)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws and no shareholder of the Surviving Fund has any preemptive right of subscription or purchase in respect thereof.
m)	The information relating to the Surviving Fund to be furnished by the [Surviving Fund Registrant][Surviving Fund] for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n)	As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the [Surviving Fund Registrant with respect to] the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o)	[The Surviving Fund has] [Neither the Surviving Fund Registrant nor the Surviving Fund has not] qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p)	The Surviving Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Surviving Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Surviving Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Surviving Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of [beneficial interest][stock] and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
q)	Neither the Surviving Fund Registrant nor the Surviving Fund has received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs (n) and (o) of this paragraph 4.2.
r)	There is no plan or intention for the Surviving Fund (or any person related (as defined in Treasury Regulation Section 1.368-1(e)(4)) to the Surviving Fund) to reacquire, during the five-year period beginning on the Closing Date, any Surviving Fund Shares issued in the Reorganization, either directly or through any transaction, agreement or arrangement with any other person, aside from redemptions in the ordinary course of its business, as required by Section 22(e) of the 1940 Act. Neither the Surviving Fund nor any person related (within the meaning of Treasury Regulation Section 1.368-1(e)(4)) to the Surviving Fund has owned during the past five years, directly or indirectly, any Reorganizing Fund Shares.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the [Surviving Fund Registrant, for itself and on behalf of the Surviving Fund][Surviving Fund], or the performance of the Agreement by the [Surviving Fund Registrant, for itself and on behalf of the Surviving Fund][Surviving Fund], except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
t)	The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
u)	No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Surviving Fund has been disclosed or is required to be disclosed in the Surviving Fund’s reports on Form N-CSR, and the Surviving Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the Surviving Fund that would be required to be disclosed in the Surviving Fund’s Form N-CSR after the Closing Date.
v)	The Surviving Fund[, and the Surviving Fund Registrant with respect to the Surviving Fund,] has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or to the Surviving Fund’s knowledge, any investigations or inquiries pending or threatened or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund[, or the Surviving Fund Registrant with respect to the Surviving Fund], that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now or at any time in the past, or (b) the [Surviving Fund Registrant’s][Surviving Fund’s] ability to enter into this Agreement [on behalf of the Surviving Fund] or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.
w)	On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Surviving Fund, no stop order suspending the effectiveness thereof has been issued.
x)	[Except as may be provided in paragraph 1.10 above,] current shareholders of the Reorganizing Fund will enjoy the same privileges to transfer in and out of other funds as other current Surviving Fund shareholders after the Reorganization consistent with the Surviving Fund’s prospectus and Rule 18f-3 Plan as in effect from time to time.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 QUALIFICATION AS A REORGANIZATION. From and after the Closing Date, the Surviving Fund and the Reorganizing Fund shall take no action inconsistent with the qualification of the Reorganization as a “reorganization” under Section 368 of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the [Surviving Fund Registrant’s][Surviving Fund’s] President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

The condition to closing in Section 7.4.1(b) of the Asset Purchase Agreement, dated June 27, 2012, among Federated Investors, Inc., Trustmark Investment Advisors, Inc., and Trustmark National Bank relating to the “Fluctuating Reorganizing Fund Closing Assets” (as defined in such Asset Purchase Agreement) shall have been satisfied or has been waived pursuant to the terms of the Asset Purchase Agreement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Declaration of Trust (or Trust Instrument) and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares solely for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.
g)	The Surviving Fund will succeed to and take into account the items of the Reorganizing Fund described in Code Section 381(c), subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and the Treasury Regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated Investment Management Company or its affiliates (collectively, “Federated”), and/or Trustmark Investment Advisors, Inc, or its affiliates (collectively, “Reorganizing Fund Adviser”), will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization as agreed between Federated and the Reorganizing Fund Adviser in that certain Asset Purchase Agreement, dated June 27, 2012, among Federated Investors, Inc., Trustmark Investment Advisors, Inc. and Trustmark National Bank. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transfer of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. The Surviving Fund also may incur transaction expenses associated with disposing of certain securities, and acquiring replacement securities, after the Reorganization is consummated in the ordinary course.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The [Surviving Fund Registrant, on behalf of the Surviving Fund,][Surviving Fund] and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the [Surviving Fund Registrant][Surviving Fund] and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach in any material respect as of the specified date, and except for representations and warranties that already contain a materiality qualifier, which shall be true and correct in all respects by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice is given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund[, the Surviving Fund Registrant,] the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Trustees[/Directors] or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the [Trustees][Directors], shareholders, nominees, officers, agents, or employees of the [Surviving Fund Registrant][Surviving Fund] personally, but shall bind only the property of the Surviving Fund, as provided in the [Declaration of Trust][Articles of Incorporation] of the [Surviving Fund Registrant][Surviving Fund]. The execution and delivery of this Agreement have been authorized by the [Trustees][Directors] of the [Surviving Fund Registrant on behalf of the Surviving Fund][Surviving Fund] and signed by authorized officers of the [Surviving Fund Registrant][Surviving Fund], acting as such. Neither the authorization by such [Trustees][Directors] nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the [Declaration of Trust][Articles of Incorporation] of the [Surviving Fund Registrant][Surviving Fund].

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

[FEDERATED EQUITY FUNDS]
[FEDERATED TOTAL RETURN SERIES, INC.]

[FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS]

[on behalf of its portfolio,]
[FEDERATED STRATEGIC VALUE DIVIDEND FUND]

[FEDERATED CAPITAL APPRECIATION FUND]
[FEDERATED MID CAP GROWTH STRATEGIES FUND]

[FEDERATED TOTAL RETURN BOND FUND]

By:

Name: John W. McGonigle

Title: Secretary

PERFORMANCE FUNDS TRUST

on behalf of its portfolio,
[STRATEGIC DIVIDEND FUND]

[LARGE CAP EQUITY FUND]

[LEADERS EQUITY FUND]

[MID CAP EQUITY FUND]

[INTERMEDIATE INCOME FUND]

[SHORT TERM GOVERNMENT INCOME FUND]

By:

Name:

Title:

ANNEX B-1 FINANCIAL HIGHLIGHTS– FEDERATED PRIME OBLIGATIONS FUND-TRUST SHARES

The Financial Highlights will help you understand the Federated Prime Obligations Fund’s Trust Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 1/31/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated July 31, 2011.

Financial Highlights–Federated Prime Obligations Fund – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.010	0.035	0.047
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.010	0.035	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.035)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.04%	3.51%	4.78%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.37%	0.72%	0.70%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.93%	3.35%	4.69%
Expense waiver/ reimbursement[4]	0.43%[3]	0.43%	0.42%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,767,093	$2,818,977	$612,569	$801,290	$492,957	$306,383
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Annex B-2 Financial Highlights– Federated Prime Obligations Fund-Service Shares

The Financial Highlights will help you understand the Federated Prime Obligations Fund’s Service Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 1/31/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated July 31, 2011.

Financial Highlights – Federated Prime Obligations Fund – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.037	0.049
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.037	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.037)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.29%	3.77%	5.04%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.36%	0.37%	0.48%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	1.22%	3.72%	4.94%
Expense waiver/ reimbursement[4]	0.18%[3]	0.17%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,751,081	$4,009,732	$5,040,046	$7,734,783	$6,625,756	$6,207,517
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-3 FINANCIAL HIGHLIGHTS–FEDERATED U.S. TREASURY CASH RESERVES-SERVICE SHARES

The Financial Highlights will help you understand Federated U.S. Treasury Cash Reserves’ Service Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited [(except as indicated below for the six month period ended 10/31/2011)] by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated April 30, [2011].

Financial Highlights – Federated U.S. Treasury Cash Reserves – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 10/31/2011	Year Ended April 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.006	0.032	0.046
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.006	0.032	0.046
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.032)	(0.046)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.032)	(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.01%	0.60%	3.28%	4.65%
Ratios to Average Net Assets:
Net expenses	0.06%[4,5]	0.16%[4]	0.16%[4]	0.36%	0.45%	0.45%
Net investment income	0.00%[5]	0.00%	0.00%[3]	0.37%	2.59%	4.52%
Expense waiver/reimbursement[6]	0.67%[5]	0.53%	0.60%	0.40%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,971,825	$3,667,542	$5,252,315	$9,335,666	$4,479,807	$1,590,920
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.06%, 0.16% and 0.15% for the six months ended October 31, 2011 and for the years ended April 30, 2011 and 2010, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

ANNEX B-4 FINANCIAL HIGHLIGHTS–FEDERATED STRATEGIC VALUE DIVIDEND FUND-CLASS A SHARES

The Financial Highlights will help you understand the Federated Strategic Value Dividend Fund’s Class A Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.69	$4.36	$3.85	$4.01	$6.36	$6.27
Income From Investment Operations:
Net investment income	0.09	0.17[1]	0.16[1]	0.15	0.27	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	0.32	0.51	(0.15)	(2.05)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.49	0.67	—	(1.78)	0.43
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.16)	(0.16)	(0.28)	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.29)	(0.09)
TOTAL DISTRIBUTIONS	(0.09)	(0.16)	(0.16)	(0.16)	(0.57)	(0.34)
Net Asset Value, End of Period	$4.89	$4.69	$4.36	$3.85	$4.01	$6.36
Total Return[2]	6.30%	11.50%	17.83%	0.31%	(30.13)%	6.96%
Ratios to Average Net Assets:
Net expenses	1.05%[3,4]	1.05%[4]	1.05%[4]	1.04%[4]	1.00%[4]	1.00%[4]
Net investment income	3.83%[3]	3.67%	3.98%	4.38%	5.14%	4.03%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.19%	0.20%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,307,963	$992,799	$439,433	$358,589	$249,725	$555,896
Portfolio turnover	5%	17%	20%	42%	48%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05%, 1.04%, 1.04%, 1.00% and 0.99%, for the six months ended April 30, 2012 and for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-5 FINANCIAL HIGHLIGHTS–FEDERATED STRATEGIC VALUE DIVIDEND FUND-INSTITUTIONAL SHARES

The Financial Highlights will help you understand the Federated Strategic Value Dividend Fund’s Institutional Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.70	$4.38	$3.86	$4.02	$6.37	$6.28
Income From Investment Operations:
Net investment income	0.10	0.18[1]	0.17[1]	0.17	0.28	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.31	0.52	(0.16)	(2.05)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.49	0.69	0.01	(1.77)	0.45
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.17)	(0.17)	(0.29)	(0.27)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.29)	(0.09)
TOTAL DISTRIBUTIONS	(0.10)	(0.17)	(0.17)	(0.17)	(0.58)	(0.36)
Net Asset Value, End of Period	$4.91	$4.70	$4.38	$3.86	$4.02	$6.37
Total Return[2]	6.63%	11.48%	18.34%	0.55%	(29.92)%	7.20%
Ratios to Average Net Assets:
Net expenses	0.80%[3,4]	0.80%[4]	0.80%[4]	0.80%[4]	0.75%[4]	0.75%[4]
Net investment income	4.10%[3]	3.89%	4.14%	4.59%	5.67%	4.29%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.19%	0.19%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,233,175	$3,263,920	$1,340,561	$383,503	$176,187	$199,630
Portfolio turnover	5%	17%	20%	42%	48%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80%, 0.80%, 0.75% and 0.74%, for the six months ended April 30, 2012 and for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-6 FINANCIAL HIGHLIGHTS–FEDERATED CAPITAL APPRECIATION FUND CLASS A SHARES

The Financial Highlights will help you understand the Federated Capital Appreciation Fund’s Class A Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.89	$18.13	$16.13	$16.03	$28.14	$27.91
Income From Investment Operations:
Net investment income	0.07[1]	0.11[1]	0.10[1]	0.17[1]	0.18[1]	0.15[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87	(0.24)	2.02	0.09	(6.60)	4.62
TOTAL FROM INVESTMENT OPERATIONS	1.94	(0.13)	2.12	0.26	(6.42)	4.77
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.12)	(0.16)	(0.15)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(5.54)	(4.36)
TOTAL DISTRIBUTIONS	(0.11)	(0.11)	(0.12)	(0.16)	(5.69)	(4.54)
Net Asset Value, End of Period	$19.72	$17.89	$18.13	$16.13	$16.03	$28.14
Total Return[2]	10.93%	(0.76)%	13.20%	1.71%	(27.70)%	19.78%
Ratios to Average Net Assets:
Net expenses	1.24%[3]	1.24%[4]	1.24%[4]	1.23%[4]	1.25%[4]	1.23%[4]
Net investment income	0.77%[3]	0.58%	0.58%	1.11%	0.88%	0.59%
Expense waiver/reimbursement[5]	0.09%[3]	0.07%	0.04%	0.08%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$747,357	$784,928	$865,886	$943,922	$939,280	$1,433,917
Portfolio turnover	57%	175%	245%	254%	252%	165%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.23%, 1.22%, 1.24% and 1.22% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-7 FINANCIAL HIGHLIGHTS–FEDERATED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES

The Financial Highlights will help you understand the Federated Capital Appreciation Fund’s Institutional Shares financial performance for its past five fiscal years (or, if shorter, since inception). Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$17.91	$18.15	$16.14	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.10[2]	0.16[2]	0.15[2]	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.85	(0.24)	2.03	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	1.95	(0.08)	2.18	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$19.70	$17.91	$18.15	$16.14	$16.06
Total Return[3]	11.03%	(0.47)%	13.55%	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.98%[4]	0.98%[5]	0.95%[5]	0.96%[5]	0.96%[4,5]
Net investment income	1.07%[4]	0.85%	0.89%	1.22%	0.93%[4]
Expense waiver/reimbursement[6]	0.08%[4]	0.02%	0.01%	0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$86,818	$118,716	$168,884	$211,470	$75,775
Portfolio turnover	57%	175%	245%	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.94%, 0.95% and 0.94% for the years ended October 31, 2011, 2010 and 2009 and for the period ended October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

ANNEX B-8 FINANCIAL HIGHLIGHTS–FEDERATED MID CAP GROWTH STRATEGIES FUND CLASS A SHARES

The Financial Highlights will help you understand the Federated Mid Cap Growth Strategies Fund’s Class A Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.05	$32.38	$26.77	$24.05	$45.41	$36.12
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.21)[1]	0.01[1]	0.09[1]	(0.00)[1,2]	(0.12)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.45	1.88	5.68	2.61	(17.11)	9.41
TOTAL FROM INVESTMENT OPERATIONS	2.39	1.67	5.69	2.70	(17.11)	9.29
Less Distributions:
Distributions from net investment income	—	—	(0.08)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(4.25)	—
TOTAL DISTRIBUTIONS	—	—	(0.08)	—	(4.25)	—
Regulatory Settlement Proceeds	0.06[3]	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$36.50	$34.05	$32.38	$26.77	$24.05	$45.41
Total Return[4]	7.20%[3]	5.16%	21.30%	11.31%[3]	(41.21)%	25.72%
Ratios to Average Net Assets:
Net expenses	1.22%[5]	1.19%[6,7]	0.99%[6,7]	0.99%[6,7]	0.99%[6,7]	0.98%[6,7]
Net investment income (loss)	(0.34)% [5]	(0.60)%	0.04%	0.37%	(0.00)%[8]	(0.29)%
Expense waiver/reimbursement[9]	0.18%[5]	0.22%	0.38%	0.45%	0.32%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$241,919	$245,823	$283,387	$298,431	$293,777	$544,647
Portfolio turnover	68%	172%	265%	207%	215%	118%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended April 30, 2012 and for the year ended October 31, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% and 0.08%, respectively, on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 0.98%, 0.96%, 0.98% and 0.98% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
8	Represents less than (0.01)%.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

ANNEX B-9 FINANCIAL HIGHLIGHTS–FEDERATED MID CAP GROWTH STRATEGIES FUND INSTITUTIONAL SHARES

The Financial Highlights will help you understand the Federated Mid Cap Growth Strategies Fund’s Institutional Shares financial performance for its past five fiscal years (or, if shorter, since inception). Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited (except as indicated below for the six month period ended 4/30/2012) by KPMG LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated October 31, 2011.

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011	Period Ended 10/31/2010[1]
Net Asset Value, Beginning of Period	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	2.47	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	2.45	1.76	4.26
Regulatory Settlement Proceeds	0.06[3]	—	—
Net Asset Value, End of Period	$36.71	$34.20	$32.44
Total Return[4]	7.34%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.93%[6,7]	0.74%[5,6,7]
Net investment income (loss)	(0.09)% [5]	(0.35)%	0.43%[5]
Expense waiver/reimbursement[8]	0.14%[5]	0.18%	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,872	$26,835	$37,709
Portfolio turnover	68%	172%	265%[9]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the six months ended April 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.92% and 0.73% for the year ended October 31, 2011 and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.

ANNEX B-10 FINANCIAL HIGHLIGHTS–FEDERATED TOTAL RETURN BOND FUND-CLASS A SHARES

The Financial Highlights will help you understand the Federated Total Return Bond Fund’s Class A Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated November 30, 2011.

Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.42	0.42	0.50	0.51	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.31	1.16	(0.89)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.73	1.66	(0.38)	0.57
Less Distributions:
Distributions from net investment income	(0.41)	(0.43)	(0.49)	(0.52)	(0.51)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.43)	(0.49)	(0.52)	(0.51)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.61%	6.78%	17.28%	(3.78)%	5.53%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.89%	0.89%	0.89%
Net investment income	3.74%	3.86%	4.53%	4.88%	4.76%
Expense waiver/reimbursement[2]	0.11%	0.11%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,434,751	$1,939,566	$991,255	$257,234	$213,721
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-11 FINANCIAL HIGHLIGHTS–FEDERATED TOTAL RETURN BOND FUND-SERVICE SHARES

The Financial Highlights will help you understand the Federated Total Return Bond Fund’s Service Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated November 30, 2011.

Financial Highlights–Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.44	0.45	0.52	0.54	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.31	1.17	(0.90)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.76	1.69	(0.36)	0.59
Less Distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.52)	(0.54)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.46)	(0.52)	(0.54)	(0.53)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.87%	7.04%	17.55%	(3.55)%	5.79%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	4.00%	4.11%	4.82%	5.13%	4.99%
Expense waiver/reimbursement[2]	0.29%	0.31%	0.32%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,623,169	$2,177,901	$1,661,129	$1,084,231	$756,089
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX B-12 FINANCIAL HIGHLIGHTS–FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS-SERVICE SHARES

The Financial Highlights will help you understand the Federated U.S. Government Securities Fund: 1-3 Years’ Service Shares financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in this Federated Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with this Federated Fund’s audited financial statements, is included in this Federated Fund’s Annual Report, dated February 29, 2012.

Financial Highlights–Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.91	$10.88	$10.85	$10.80	$10.39
Income From Investment Operations:
Net investment income	0.04	0.08[1]	0.14	0.30	0.43
Net realized and unrealized gain on investments and futures contracts	0.10	0.04	0.04	0.05	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.12	0.18	0.35	0.84
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.15)	(0.30)	(0.43)
Distributions from net realized gain on investments and futures contracts	(0.13)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.09)	(0.15)	(0.30)	(0.43)
Net Asset Value, End of Period	$10.87	$10.91	$10.88	$10.85	$10.80
Total Return[2]	1.26%	1.09%	1.66%	3.30%	8.31%
Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.79%	0.79%
Net investment income	0.40%	0.75%	1.22%	2.87%	4.17%
Expense waiver/reimbursement[3]	0.16%	0.15%	0.16%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,418	$15,714	$38,798	$19,588	$15,060
Portfolio turnover	171%	130%	259%	163%	113%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

STATEMENT OF ADDITIONAL INFORMATION

_______, 2012

Acquisition of the assets of

MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

STRATEGIC DIVIDEND FUND

LARGE CAP EQUITY FUND

LEADERS EQUITY FUND

MID CAP EQUITY FUND

INTERMEDIATE TERM INCOME FUND

SHORT TERM GOVERNMENT INCOME FUND

each a portfolio of PERFORMANCE FUNDS TRUST

3435 Stelzer Road

Columbus, Ohio 43219

Telephone No: 1-800-PERFORM

By and in exchange for shares of

FEDERATED PRIME OBLIGATIONS FUND

FEDERATED U.S. TREASURY CASH RESERVES

each a portfolio of MONEY MARKET OBLIGATIONS TRUST

FEDERATED STRATEGIC VALUE DIVIDEND FUND

FEDERATED CAPITAL APPRECIATION FUND

FEDERATED MID CAP GROWTH STRATEGIES FUND

each a portfolio of FEDERATED EQUITY FUNDS

FEDERATED TOTAL RETURN BOND FUND

a portfolio of FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Statement of Additional Information dated ______, 2012, is not a prospectus. A Prospectus/Proxy Statement dated ______, 2012, related to the above-referenced matter may be obtained from Money Market Obligations Trust on behalf of Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves, Federated Equity Funds, on behalf of Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund, Federated Total Return Series, Inc., on behalf of Federated Total Return Bond Fund, and Federated U.S. Government Securities Fund: 1-3 Years, by writing or calling Money Market Obligations Trust, Federated Equity Funds, Federated Total Return Series, Inc. or Federated U.S. Government Securities Fund: 1-3 Years at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of Money Market Fund, U.S. Treasury Money Market Fund, Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund and Short Term Government Income Fund, each a portfolio of the Performance Funds Trust, dated October 1, 2011.
2.	Statement of Additional Information of Federated Prime Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 2011.
3.	Statement of Additional Information of Federated U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, dated June 30, [2011].
4.	Statement of Additional Information of Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, dated December 31, 2011.
5.	Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2011.
6.	Statement of Additional Information of Federated Mid Cap Growth Strategies Fund, a portfolio of Federated Equity Funds, dated December 31, 2011.
7.	Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2012.
8.	Statement of Additional Information of Federated U.S. Government Securities Fund: 1-3 Years dated April 30, 2012.
9.	Audited Financial Statements of Money Market Fund, U.S. Treasury Money Market Fund, Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund and Short Term Government Income Fund, each a portfolio of Performance Funds Trust, dated May 31, 2011.

10.	Unaudited Financial Statements of Money Market Fund, U.S. Treasury Money Market Fund, Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund and Short Term Government Income Fund, each a portfolio of Performance Funds Trust, dated November 30, 2011.

11.	Audited Financial Statements of Federated Prime Obligations Fund, a portfolio of Money Market Obligations Trust, dated July 31, 2011.

12.	Unaudited Financial Statements of Federated Prime Obligations Fund, a portfolio of Money Market Obligations Trust, dated January 31, 2012.

13.	Audited Financial Statements of Federated U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, dated April 30, [2011].

[14.	Unaudited Financial Statements of Federated U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, dated October 31, 2011.]

15.	Audited Financial Statements of Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, dated October 31, 2011.

16.	Unaudited Financial Statements of Federated Strategic Value Dividend Fund, a portfolio of Federated Equity Funds, dated April 30, 2012.

17.	Audited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2011.

18.	Unaudited Financial Statements Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2012.

19.	Audited Financial Statements of Federated Mid Cap Growth Strategies Fund, a portfolio of Federated Equity Funds, dated October 31, 2011.

20.	Unaudited Financial Statements Federated Mid Cap Growth Strategies Fund, a portfolio of Federated Equity Funds, dated April 30, 2012.

21.	Audited Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2011.

22.	Audited Financial Statements of Federated U.S. Government Securities Fund 1-3 Years dated February 29, 2012.

Pursuant to Item 14(2) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are prepared for the following reorganizations because, in each case, the net asset value of the fund being acquired exceeds ten percent of the acquiring fund’s net asset value, measured at May 31, 2012:

Performance Funds (the Reorganizing Funds)	Federated Funds (the Surviving Funds)
Short Term Government Income Fund (“Performance Short Term Government Income Fund”)	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares
Leaders Equity Fund (“Performance Leaders Equity Fund”)	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Mid Cap Equity Fund (“Performance Mid Cap Equity Fund”)	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares

Pursuant to Item 14(2) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared for the following reorganizations because, in each case, the net asset value of the fund being acquired does not exceed ten percent of the acquiring fund’s net asset value, measured at May 31, 2012.

Performance Funds (the Reorganizing Funds)	Federated Funds (the Surviving Funds)
Money Market Fund (“Performance Money Market Fund”)	Federated Prime Obligations Fund
Class A Shares	Trust Shares
Institutional Class	Service Shares
U.S. Treasury Money Market Fund (“Performance U.S. Treasury Money Market Fund”)	Federated U.S. Treasury Cash Reserves
Institutional Class	Service Shares

Strategic Dividend Fund (“Performance Strategic Dividend Fund”)	Federated Strategic Value Dividend Fund
Class A Shares	Class A Shares
Institutional Class	Institutional Shares
Large Cap Equity Fund (“Performance Large Cap Equity Fund”)	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares
Intermediate Term Income Fund (“Performance Intermediate Term Income Fund”)	Federated Total Return Bond Fund
Class A Shares	Class A Shares
Institutional Class	Service Shares

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Performance Money Market Fund, Performance U.S. Treasury Money Market Fund, Performance Strategic Dividend Fund, Performance Large Cap Equity Fund, Performance Leaders Equity Fund, Performance Mid Cap Equity Fund, Performance Intermediate Term Income Fund and Performance Short Term Government Income Fund (collectively the “Performance Funds”), each a portfolio of Performance Funds Trust (the “Performance Trust”), dated October 1, 2011, is incorporated by reference to Performance Funds Trust, Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A (File No. 811-06603), which was filed with the Securities and Exchange Commission on or about September 27, 2011. A copy may be obtained from the Performance Trust at 53435 Stelzer Road, Columbus, Ohio 43219, Telephone No: 1-800-PERFORM.

The Statement of Additional Information of Federated Prime Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 2011, is incorporated by reference to the Federated Trust’s Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about September 28, 2011. A copy may be obtained from the Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Federated U.S. Treasury Cash Reserves, a portfolio of the Money Market Obligations Trust , dated June 30, [2011], is incorporated by reference to the Money Market Obligations Trust’s Post-Effective Amendment No. [118] to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about June [28, 2011]. A copy may be obtained from the Money Market Obligations Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statements of Additional Information for Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund, dated December 31, 2011, each a portfolio of Federated Equity Funds, are incorporated to the Federated Equity Funds’ Post-Effective Amendment No. 121 (File No.: 811-4017), which was filed with the Securities and Exchange Commission on or about December 28, 2011. A copy may be obtained from the Federated Equity Funds’ at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Federated Total Return Bond Fund, dated January 31, 2012, a portfolio of Federated Total Return Series, Inc., is incorporated to the Federated Total Return Series’ Post-Effective Amendment No. 59 (File No.: 811-7115), which was filed with the Securities and Exchange Commission on or about January 27, 2012. A copy may be obtained from the Federated Total Return Series at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Federated U.S. Government Securities Fund: 1-3 Years, dated April 30, 2012, is incorporated by reference to its Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A (File No. 811-3947), which was filed with the Securities and Exchange Commission on or about April 24, 2012. A copy may be obtained from Federated U.S. Government Securities Fund: 1-3 Years at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pittsburgh, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of the Performance Funds, dated May 31, 2011, are incorporated by reference to the Annual Report to shareholders of the Performance Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about August 4, 2011.

The audited financial statements of the Federated Prime Obligations Fund, dated July 31, 2011, are incorporated by reference to the Annual Report to shareholders of the Federated Prime Obligations Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 28, 2011.

The audited financial statements of Federated U.S. Treasury Cash Reserves, dated April 30, [2011], are incorporated by reference to the Annual Report to shareholders of Federated U.S. Treasury Cash Reserves which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June [28, 2011].

The audited financial statements of the Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund, dated October 31, 2011, are incorporated by reference to the Annual Reports to shareholders of Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund which were filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 28, 2011.

The audited financial statements of Federated Total Return Bond Fund dated November 30, 2011, are incorporated by reference to the Annual Report to shareholders of Federated Total Return Bond Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 26, 2012.

The audited financial statements of Federated U.S. Government Securities Fund: 1-3 Years dated February 29, 2012, are incorporated by reference to the Annual Report to shareholders of the Federated U.S. Government Securities Fund: 1-3 Years, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 24, 2012.

The unaudited financial statements of the Performance Funds, dated November 30, 2011, are incorporated by reference to the Semi-Annual Report to shareholders of the Performance Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about February 2, 2012.

The unaudited financial statements of the Federated Prime Obligations Fund, dated January 31, 2012, are incorporated by reference to the Semi-Annual Report to shareholders of the Federated Prime Obligations Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 26, 2012.

The unaudited financial statements of Federated U.S. Treasury Cash Reserves, dated October 31, 2011, are incorporated by reference to the Semi Annual Report to shareholders of Federated U.S. Treasury Cash Reserves which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 27, 2011.

The unaudited financial statements of the Federated Strategic Value Dividend, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund dated April 30, 2012, are incorporated by reference to the Semi Annual Report to shareholders of the Federated Strategic Value Dividend, Federated Capital Appreciation Fund and Federated Mid Cap Growth Strategies Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 21, 2012.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED FEBRUARY 29, 2012 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Performance Short Term Government Income Fund and Federated U.S. Government Securities Fund: 1-3 Years (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended February 29, 2012. Performance Short Term Government Income Fund (the “Acquired Fund”) will be reorganized into Federated U.S. Government Securities Fund: 1-3 Years (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from March 1, 2011 to February 29, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2012.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Class shares of the Acquired Fund for Service Shares of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Short Term Government Income Fund
Federated U.S. Government Securities Fund: 1-3 Years
Pro Forma Combining Portfolios of Investments
February 29, 2012 (unaudited)
PerformanceShort Term Goverment Income Fund	Federated U.S. Government Securities Fund: 1-3 Years	Federated U.S. Government Securities Fund: 1-3 Years, Pro Forma Combined	Performance Short Term Government Income Fund		Federated U.S. Government Securities Fund: 1-3 Years	Federated U.S. Government Securities Fund: 1-3 Years, Pro Forma Combined
Principal Amount or Shares	Principal Amount or Shares	Principal Amount or Shares		Value	Value	Value
			U.S. TREASURY—79.1%
			U.S. Treasury Notes - 76.4%
$0	$10,000,000	$10,000,000	0.625%, 2/28/2013	$0	$10,042,578	$10,042,578
0	45,000,000	45,000,000	1.375%, 3/15/2013	0	45,546,678	45,546,678
0	45,000,000	45,000,000	1.000%, 7/15/2013	0	45,461,623	45,461,623
0	7,000,000	7,000,000	[1]2.750%, 10/31/2013	0	7,286,122	7,286,122
0	15,000,000	15,000,000	0.500%, 11/15/2013	0	15,054,303	15,054,303
0	72,000,000	72,000,000	0.250%, 1/31/2014	0	71,935,423	71,935,423
0	17,600,000	17,600,000	[2]1.250%, 2/15/2014	0	17,923,131	17,923,131
0	6,000,000	6,000,000	1.250%, 3/15/2014	0	6,113,899	6,113,899
0	10,000,000	10,000,000	0.750%, 6/15/2014	0	10,092,884	10,092,884
0	32,000,000	32,000,000	[3]0.250%, 1/15/2015	0	31,857,466	31,857,466
0	113,000,000	113,000,000	0.250%, 2/15/2015	0	112,443,825	112,443,825
0	5,000,000	5,000,000	1.250%, 10/31/2015	0	5,120,899	5,120,899
0	15,000,000	15,000,000	[3]0.875%, 1/31/2017	0	15,017,509	15,017,509
0	25,626,480	25,626,480	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	0	26,502,439	26,502,439
			TOTAL	0	420,398,779	420,398,779
			U.S. Treasury Bills - 2.7%
7,000,000	0	7,000,000	[4]0.04%, 3/1/2012	6,999,993	0	6,999,993
8,000,000	0	8,000,000	[4]0.08%, 3/8/12	7,999,934	0	7,999,934
			TOTAL	14,999,927	0	14,999,927
			TOTAL U.S. TREASURY (IDENTIFIED COST $432,853,728)	14,999,927	420,398,779	435,398,706
			GOVERNMENT AGENCIES - 12.0%
5,000,000	0	5,000,000	Federal Farm Credit Bank, 1.09%, 7/18/2016	4,975,600	0	4,975,600
6,000,000	0	6,000,000	[4]Federal Home Loan Bank, 0.06%, 3/21/2012	5,999,790	0	5,999,790
4,000,000	0	4,000,000	Federal Home Loan Bank, 5.00%, 9/14/2012	4,101,500	0	4,101,500
5,000,000	0	5,000,000	Federal Home Loan Bank, 1.63%, 9/26/2012	5,041,215	0	5,041,215
5,000,000	0	5,000,000	Federal Home Loan Bank, 0.65%, 8/22/2014	4,995,440	0	4,995,440
4,000,000	0	4,000,000	Federal Home Loan Mortgage Corporation, 1.15%, 10/19/2015	4,011,060	0	4,011,060
3,000,000	0	3,000,000	Federal Home Loan Mortgage Corporation, 1.25%, 11/16/2015	3,011,046	0	3,011,046
3,000,000	0	3,000,000	Federal Home Loan Mortgage Corporation, 1.00%, 9/6/2016	2,988,783	0	2,988,783
5,000,000	0	5,000,000	Federal National Mortgage Association, 1.30%, 7/16/2013	5,017,395	0	5,017,395
5,000,000	0	5,000,000	Federal National Mortgage Association, 1.13%, 9/17/2013	5,054,290	0	5,054,290
3,000,000	0	3,000,000	Federal National Mortgage Association, 1.50%, 3/28/2014	3,002,541	0	3,002,541
5,000,000	0	5,000,000	Federal National Mortgage Association, 0.85%, 10/24/2014	5,008,680	0	5,008,680
5,000,000	0	5,000,000	Federal National Mortgage Association, 1.10%, 4/29/2015	5,011,845	0	5,011,845
5,000,000	0	5,000,000	Federal National Mortgage Association, 1.00%, 5/21/2015	5,006,005	0	5,006,005
3,000,000	0	3,000,000	Federal National Mortgage Association, 1.00%, 9/14/2015	3,005,754	0	3,005,754
			TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $65,988,528)	66,230,944	0	66,230,944
			FDIC-GUARANTEED DEBT—6.1%
0	33,000,000	33,000,000	General Motors Acceptance Corp., LLC, 2.200%, 12/19/2012 (IDENTIFIED COST $32,941,197)	0	33,515,073	33,515,073
			CORPORATE BONDS—1.0%
			Financials - 0.6%
1,475,000	0	1,475,000	Wachovia Corporation, 5.70%, 8/1/2013	1,571,481	0	1,571,481
1,495,000	0	1,495,000	[5]MetLife Global Funding I, 5.13%, 4/10/2013	1,560,248	0	1,560,248
			TOTAL	3,131,729	0	3,131,729
			Industrials - 0.4%
1,100,000	0	1,100,000	General Electric Capital Corporation, 5.25%, 10/19/2012	1,132,726	0	1,132,726
1,000,000	0	1,000,000	Caterpillar Financial Services, 4.75%, 5/15/2012	1,005,586	0	1,005,586
			TOTAL	2,138,312	0	2,138,312
			TOTAL CORPORATE BONDS (IDENTIFIED COST $5,068,805)	5,270,041	0	5,270,041
			MUTUAL FUND—0.3%
1,655,432	0	1,655,432	[6,7]Performance Money Market Fund, Institutional Class, 0.03% (at Net Asset Value)	1,655,432	0	1,655,432
			REPURCHASE AGREEMENTS—9.6%
0	9,968,000	9,968,000	Interest in $4,480,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,480,024,889 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,601,608,962.	0	9,968,000	9,968,000
0	42,951,000	42,951,000	Interest in $4,480,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,480,024,889 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,601,608,962 (purchased with proceeds from securities lending collateral).	0	42,951,000	42,951,000
			TOTAL REPURCHASE AGREEMENTS (AT COST)	0	52,919,000	52,919,000
			TOTAL INVESTMENTS—108.2% (IDENTIFIED COST $591,426,690)[8]	88,156,344	506,832,852	594,989,196
			OTHER ASSETS AND LIABILITIES - NET—(8.2)%[9,10]	-2,734,716	-41,992,025	-44,726,741
			TOTAL NET ASSETS—100%	$85,421,628	$464,840,827	$550,262,455

At February 29, 2012, the Federated U.S. Government Securities Fund: 1-3 Years had the following outstanding futures contracts:
				Number of	Notional	Expiration	Unrealized
				Contracts	Value	Date	Depreciation
[11]United States Treasury Notes 2-Year Long Futures				647	$142,491,641	June 2012	($24,491)
[11]United States Treasury Bond Ultra Long Short Futures				120	$18,870,000	June 2012	($146,112)
[11]United States Treasury Notes 10-Year Short Futures				249	$32,607,328	June 2012	($49,255)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS							($219,858)

Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities—Net."

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Floating rate note with current rate shown.
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
4	Discount rate at time of purchase.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2012, all such securities in total represented 1.8% of net assets.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $591,580,154.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.
11	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

(See Notes to Pro Forma Financial Statements)

The following is a summary of the inputs used, as of February 29, 2012, in valuing Federated U.S. Government Securities Fund: 1-3 Years’ assets carried at fair value:

	Valuation Inputs
		Level 1-Quoted Prices and Investments in Mutual Funds	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
	Debt Securities:
	U.S. Treasury	$—	$420,398,779	$—	$420,398,779
	FDIC-Guaranteed Debt	—	33,515,073	—	33,515,073
	Repurchase Agreements	—	52,919,000	—	52,919,000
	TOTAL SECURITIES	$—	$506,832,852	$—	$506,832,852
	OTHER FINANCIAL INSTRUMENTS[1]	($219,858)	$—	$—	($219,858)
1	Other financial instruments include futures contracts.

The following is a summary of the inputs used, as of February 29, 2012, in valuing Performance Short Term Government Income Fund's assets carried at fair value:

	Valuation Inputs
		Level 1-Quoted Prices and Investments in Mutual Funds	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
	Debt Securities:
	U.S. Treasury	$—	$14,999,927	$—	$14,999,927
	Government Agencies	—	66,230,944	—	66,230,944
	Corporate Bonds	—	5,270,041	—	5,270,041
	Mutual Fund	1,655,432	—	—	1,655,432
	TOTAL SECURITIES	$1,655,432	$86,500,912	$—	$88,156,344
	OTHER FINANCIAL INSTRUMENTS	$—	$—	$—	$—

The following is a summary of the inputs used, as of February 29, 2012, in valuing Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined assets carried at fair value:

	Valuation Inputs
		Level 1-Quoted Prices and Investments in Mutual Funds	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
	Debt Securities:
	U.S. Treasury	$—	$435,398,706	$—	$435,398,706
	Government Agencies	—	66,230,944	—	66,230,944
	FDIC-Guaranteed Debt	—	33,515,073	—	33,515,073
	Corporate Bonds	—	5,270,041	—	5,270,041
	Mutual Fund	1,655,432	—	—	1,655,432
	Repurchase Agreements	—	52,919,000	—	52,919,000
	TOTAL SECURITIES	$1,655,432	$593,333,764	$—	$594,989,196
	OTHER FINANCIAL INSTRUMENTS[1]	($219,858)	$—	$—	($219,858)
1	Other financial instruments include futures contracts.

(See Notes to Pro Forma Financial Statements)

Performance Short Term Government Income Fund
Federated U.S. Government Securities Fund: 1-3 Years
Pro Forma Combining Statements of Assets & Liabilities
February 29, 2012 (unaudited)

	Performance Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years	Pro Forma Adjustment		Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined
Assets:
Short-term investments in securities, at value	$1,655,432	$52,919,000	$0		$54,574,431
Long-term investments in securities, at value	86,500,912	453,913,852	0		540,414,765
Total investments in securities, at value	88,156,344	506,832,852	0		594,989,196
Cash	0	457	0		457
Income receivable	349,032	762,638	0		1,111,670
Receivable for shares sold	0	190,270	0		190,270
Receivable for investments sold	0	49,971,240	0		49,971,240
Receivable for daily variation margin	0	151,274	0		151,274
Prepaid expenses	2,445	0	(2,445)	(a)	0
Total assets	88,507,821	557,908,731	(2,445)		646,414,107
Liabilities:
Payable for investments purchased	2,991,000	49,774,682	0		52,765,682
Payable for shares redeemed	0	206,874	0		206,874
Payable for collateral due to broker for securities lending	0	42,951,000	0		42,951,000
Income distribution payable	35,956	11,655	0		47,611
Payable to adviser	27,046	401	0		27,447
Payable for distribution services fee	1,476	4,490	0		5,966
Payable for shareholder services fee	4,088	38,608	0		42,696
Accrued expenses	24,182	80,194	0		104,376
Total liabilities	3,083,748	93,067,904	0		96,151,652
Net Assets	$85,424,073	$464,840,827	($2,445)		$550,262,455
Net Assets Consists of:
Paid-in capital	$86,704,040	$458,213,188	($2,445)	(a)	$544,914,783
Net unrealized appreciation of investments and futures contracts	443,636	2,899,012	0		3,342,648
Accumulated net realized gain on investments and futures contracts	(1,723,600)	3,773,727	0		2,050,127
Undistributed (distributions in excess of) net investment income	(3)	(45,100)	0		(45,103)
Total Net Assets	$85,424,073	$464,840,827	($2,445)		$550,262,455

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$5,322,919		-	-$5,322,919	(b)	-
Institutional Shares	$80,101,154		$260,965,709	-$80,101,154	(b)	$260,965,709
Service Shares	$0		$22,418,154	$85,421,628	(a)/(b)	$107,839,782
Class Y Shares	$0		$181,456,964	$0		$181,456,964

Shares Outstanding
Class A Shares	538,479		-	(538,479)	(b)	-
Institutional Shares	8,097,521		24,017,644	(8,097,521)	(b)	24,017,644
Service Shares	-		2,063,294	7,858,475	(b)	9,921,769
Class Y Shares	-		16,700,121	-		16,700,121

Net Asset Value Per Share
Class A Shares	$9.89		-	-		-
Institutional Shares	$9.89		$10.87	-		$10.87
Service Shares	-		$10.87	-		$10.87
Class Y Shares	-		$10.87	-		$10.87

Offering Price Per Share
Class A Shares	$10.20	*	-	-		-
Institutional Shares	$9.89		$10.87	-		$10.87
Service Shares	-		$10.87	-		$10.87
Class Y Shares	-		$10.87	-		$10.87

Redemption Proceeds Per Share
Class A Shares	$9.89		-	-		-
Institutional Shares	$9.89		$10.87	-		$10.87
Service Shares	-		$10.87	-		$10.87
Class Y Shares	-		$10.87	-		$10.87

Investments, at identified cost	$87,712,708		$503,713,982	$0		$591,426,690

* Computation of offering price per share: 100/97 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Short Term Government Income Fund
Federated U.S. Government Securities Fund: 1-3 Years
Pro Forma Combining Statements of Operations
February 29, 2012 (unaudited)
		Performance Short Term Government Income Fund		Federated U.S. Government Securities Fund: 1-3 Years		Pro Forma Adjustment		Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined
Investment Income:
Interest (including income on securities loaned of $32,326)	$1,276,512		$6,165,738		$0		$7,442,250
Income from affiliates	808		0		0		808
Other income	9,116		0		0		9,116
Total Investment Income	1,286,436		6,165,738		0		7,452,174
Expenses:
Investment advisory fee	350,371		1,501,297		(87,593)	(a)	1,764,075
Administrative fee	50,337		390,685		18,046	(b)	459,068
Custodian fees	35,038		24,044		(30,834)	(c)	28,248
Transfer and dividend disbursing agent fees and expenses	21,094		100,400		(4,539)	(d)	116,955
Directors'/Trustees' fees	7,609		10,536		(6,145)	(e)	12,000
Auditing fees	15,486		23,525		(15,486)	(f)	23,525
Legal fees	10,096		6,069		(10,096)	(g)	6,069
Portfolio accounting fees	36,146		118,943		(17,401)	(h)	137,688
Distribution services fee - Service Shares	0		58,598		218,982	(i)	277,580
Distribution services fee - Class A Shares	18,557		0		(18,557)	(j)	0
Shareholder services fee - Institutional Shares	53,019		445,789		(53,019)	(k)	445,789
Shareholder services fee - Service Shares	0		29,285		111,068	(k)	140,353
Account administration fee- Institutional Shares	0		6,226		0		6,226
Account administration fee- Service Shares	0		28,900		107,914	(l)	136,814
Share registration costs	9,070		60,865		65	(m)	70,000
Printing and postage	6,026		28,487		2,666	(n)	37,179
Chief Compliance Officer	10,332		0		(10,332)	(o)	0
Insurance premiums	0		4,471		429	(p)	4,900
Miscellaneous	14,089		31,633		(13,722)	(q)	32,000
Total Expenses	637,270		2,869,753		191,446		3,698,469
Waivers, Reimbursement and Reduction
Waiver of investment adviser fee	0		(765,280)		(146,045)	(r)	(911,325)
Waiver of administrative fee	0		(9,856)		(1,725)	(s)	(11,581)
Reimbursement of distribution services fee - Class A Shares	(5,302)		0		5,302	(t)	0
Reimbursement of shareholder services fee- Institutional Shares	0		(28,105)		0		(28,105)
Total Waivers, Reimbursement and Reduction	(5,302)		(803,241)		(142,468)		(951,011)
Net Expenses	631,968		2,066,512		48,978		2,747,458
Net Investment Income	654,468		4,099,226		(48,978)		4,704,716
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	72,077		9,184,371		0		9,256,448
Net realized loss on futures contracts	0		(2,095,192)		0		(2,095,192)
Net change in unrealized appreciation of investments	(165,191)		(3,127,412)		0		(3,292,603)
Net change in unrealized appreciation of futures contracts	0		(293,970)		0		(293,970)
Net realized and unrealized gain (loss) on investments and futures contracts	(93,114)		3,667,797		0		3,574,683
Change in net assets resulting from operations	$561,354		$7,767,023		($48,978)		$8,279,399

(See Notes to Pro Forma Financial Statements)

Performance Short Term Government Income Fund

Federated U.S. Government Securities Fund: 1-3 Years

Notes to Pro Forma Financial Statements

For the Period Ended February 29, 2012 (unaudited)

Note 1. Description of the Funds

The Performance Short Term Government Income Fund is a portfolio of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated U.S. Government Securities Fund: 1-3 Years is registered under the Act as an open-end management investment company. The Performance Short Term Government Income Fund consists of two classes of shares: Institutional Class Shares and Class A Shares. Federated U.S. Government Securities Fund: 1-3 Years consists of three classes of shares: Institutional Shares, Service Shares and Y Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Short Term Government Income Fund and Federated U.S. Government Securities Fund: 1-3 Years (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended February 29, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2012.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Short Term Government Income Fund and Federated U.S. Government Securities Fund: 1-3 Years, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Class Shares and Class A Shares of the Performance Short Term Government Income Fund for Service Shares of Federated U.S. Government Securities Fund: 1-3 Years. Under generally accepted accounting principles, Federated U.S. Government Securities Fund: 1-3 Years will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended February 29, 2012, the Performance Short Term Government Income Fund and Federated U.S. Government Securities Fund: 1-3 Years paid investment advisory fees computed at the annual rate of 0.40% and 0.30%, respectively, as a percentage of average daily net assets.

The investment advisers of the Performance Short Term Government Income Fund and Federated U.S. Government Securities Fund: 1-3 Years or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated U.S. Government Securities Fund: 1-3 Years generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated U.S. Government Securities Fund: 1-3 Years have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Funds investment adviser, Federated Investment Management Company, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Short Term Government Income Fund, the Fund values bonds and other fixed income securities (including listed issues) on the basis of valuations furnished by a pricing service, the use of which has been approved by the Fund’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board.

Note 4. Shares of Beneficial Interest

The Pro Forma Service Shares net asset value per share assumes the issuance of 7,858,475 Service Shares of Federated U.S. Government Securities Fund: 1-3 Years in exchange for 8,097,521 Institutional Class Shares and 538,479 Class A Shares of the Performance Short Term Government Income Fund, which would have been outstanding at February 29, 2012 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, Federated U.S. Government Securities Fund: 1-3 Years intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 29, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2012, tax years 2009 through 2012 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Trustmark Investment Advisors, Inc. is the investment adviser for the Performance Short Term Government Income Fund. Federated Investment Management Company is the investment adviser for Federated U.S. Government Securities Fund: 1-3 Years. The advisory agreement between the Performance Short Term Government Income Fund and Trustmark Investment Advisors, Inc. provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The advisory agreement between Federated U.S. Government Securities Fund: 1-3 Years and the Federated Investment Management Company provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated U.S. Government Securities Fund: 1-3 Years based on the combined assets of Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated U.S. Government Securities Fund: 1-3 Years with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Short Term Government Income Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(e)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(f)	Adjustment to reflect auditing fees based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(g)	Adjustment to reflect legal fees based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(h)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(i)	Federated U.S. Government Securities Fund: 1-3 Years has adopted a Distribution Plan (the “Plan”) under which the Fund may incur distribution expenses at 0.25% of the average daily net assets of the Fund’s Service Shares. Adjustment to reflect expense structure of Federated U.S. Government Securities Fund: 1-3 Years on average daily net assets of the Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined Fund.

(j)	Adjustment to reflect removal of distribution fees for the Performance Short Term Government Income Fund from Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined since Service Shares of Federated U.S. Government Securities Fund: 1-3 Years do not currently incur a similar fee.

(k)	Federated U.S. Government Securities Fund: 1-3 Years may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment to reflect expense structure of Federated U.S. Government Securities Fund: 1-3 Years on average daily net assets of the Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined Fund.

(l)	Adjustment to reflect account administration fee based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(m)	Adjustment to reflect share registration costs based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(n)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(o)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Short Term Government Income Fund from Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined since Federated U.S. Government Securities Fund: 1-3 Years does not currently incur a similar fee.

(p)	Adjustment to reflect insurance premiums based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(q)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(r)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined. Federated Investment Management Company and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.45% up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund’s next effective Prospectus. Federated Investment Management Company and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(s)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated U.S. Government Securities Fund: 1-3 Years Pro Forma Combined.

(t)	Adjustment to remove the waiver of distribution fees for the Performance Short Term Government Income Fund since Federated U.S. Government Securities Fund: 1-3 Years does not currently incur a distribution fee.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED OCTOBER 31, 2011 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended October 31, 2011. The Performance Leaders Equity Fund (the “Acquired Fund”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2010 to October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class shares of the Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Portfolios of Investments
October 31, 2011 (unaudited)

Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined	Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Shares	Shares	Shares	Value	Value	Value
COMMON STOCKS—99.0%
Consumer Discretionary—21.2%
0	33,200	33,200	Abercrombie & Fitch Co., Class A	$0	$2,470,080	$2,470,080
0	77,821	77,821	[1,2]Ascena Retail Group, Inc.	0	2,249,027	2,249,027
2,000	5,200	7,200	[1]AutoZone, Inc.	647,180	1,682,668	2,329,848
11,000	39,100	50,100	[1]Bed Bath & Beyond, Inc.	680,240	2,417,944	3,098,184
0	4,700	4,700	[1]Chipotle Mexican Grill, Inc.	0	1,579,764	1,579,764
0	30,200	30,200	Coach, Inc.	0	1,965,114	1,965,114
0	23,300	23,300	[1]Deckers Outdoor Corp.	0	2,685,092	2,685,092
15,000	0	15,000	DIRECTV, Group, Inc.	681,900	0	681,900
0	60,879	60,879	[1]Discovery Communications, Inc.	0	2,645,801	2,645,801
9,000	0	9,000	Dollar Tree, Inc.	719,640	0	719,640
0	77,000	77,000	Expedia, Inc.	0	2,022,020	2,022,020
0	131,300	131,300	International Game Technology	0	2,309,567	2,309,567
0	52,200	52,200	Kohl’s Corp.	0	2,767,122	2,767,122
0	35,700	35,700	[1]Liberty Media Corp.	0	2,742,474	2,742,474
26,000	85,500	111,500	Macy’s, Inc.	793,780	2,610,315	3,404,095
0	254,600	254,600	[1,2]Melco PBL Entertainment (Macau) Ltd., ADR	0	2,920,262	2,920,262
0	53,000	53,000	Nordstrom, Inc.	0	2,686,570	2,686,570
0	405,900	405,900	PDG Realty SA	0	1,789,710	1,789,710
0	23,400	23,400	[1]Panera Bread Co.	0	3,128,346	3,128,346
0	95,100	95,100	Penney (J.C.) Co., Inc.	0	3,050,808	3,050,808
15,000	0	15,000	Petsmart, Inc.	704,250	0	704,250
12,000	0	12,000	Polaris Industries, Inc.	760,080	0	760,080
1,000	3,900	4,900	[1]Priceline.com, Inc.	507,720	1,980,108	2,487,828
5,000	0	5,000	Ralph Lauren Corp.	793,950	0	793,950
0	46,400	46,400	Ross Stores, Inc.	0	4,070,672	4,070,672
0	201,100	201,100	[1]Sally Beauty Holdings, Inc.	0	3,859,109	3,859,109
17,000	0	17,000	Starbucks Corporation	719,780	0	719,780
0	51,200	51,200	1TRW Automotive Holdings Corp.	0	2,155,520	2,155,520
9,000	0	9,000	Tiffany & Co.	717,570	0	717,570
10,000	0	10,000	Time Warner Cable, Inc., Class A	636,900	0	636,900
0	40,300	40,300	Tupperware Brands Corp.	0	2,278,562	2,278,562
9,000	0	9,000	Under Armour, Inc.	759,690	0	759,690
TOTAL	9,122,680	58,066,655	67,189,335
Consumer Staples—7.3%
0	48,100	48,100	Bunge Ltd.	0	2,971,137	2,971,137
0	66,900	66,900	Church and Dwight, Inc.	0	2,955,642	2,955,642
0	117,700	117,700	ConAgra Foods, Inc.	0	2,981,341	2,981,341
0	73,500	73,500	Corn Products International, Inc.	0	3,564,750	3,564,750
7,000	24,400	31,400	Estee Lauder Cos., Inc., Class A	689,150	2,402,180	3,091,330
0	25,200	25,200	[1]Hansen Natural Corp.	0	2,245,068	2,245,068
0	37,400	37,400	Herbalife Ltd.	0	2,332,264	2,332,264
0	57,200	57,200	Reynolds American, Inc.	0	2,212,496	2,212,496
10,000	0	10,000	Whole Foods Market, Inc.	721,200	0	721,200
TOTAL	1,410,350	21,664,878	23,075,228
Energy—8.2%
0	55,800	55,800	[1]Cameron International Corp.	0	2,742,012	2,742,012
0	153,700	153,700	[1]Denbury Resources, Inc.	0	2,413,090	2,413,090
0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	2,923,360	2,923,360
11,000	0	11,000	EQT Corp.	698,500	0	698,500
0	65,100	65,100	1FMC Technologies, Inc.	0	2,917,782	2,917,782
0	26,000	26,000	Golar LNG Ltd.	0	1,051,180	1,051,180
0	98,800	98,800	1McDermott International, Inc.	0	1,084,824	1,084,824
0	47,100	47,100	Oceaneering International, Inc.	0	1,970,193	1,970,193
0	163,100	163,100	Paramount Resources Ltd.	0	5,934,926	5,934,926
0	47,900	47,900	Peabody Energy Corp.	0	2,077,423	2,077,423
0	38,300	38,300	Transocean Ltd.	0	2,188,845	2,188,845
TOTAL	698,500	25,303,635	26,002,135
Financials—4.1%
0	209,200	209,200	Annaly Capital Management, Inc.	0	3,525,020	3,525,020
0	51,300	51,300	Capital One Financial Corp.	0	2,342,358	2,342,358
26,000	74,100	100,100	Discover Financial Services	612,560	1,745,796	2,358,356
0	79,500	79,500	[1]Ezcorp, Inc., Class A	0	2,208,510	2,208,510
0	350,300	350,300	KeyCorp	0	2,473,118	2,473,118
TOTAL	612,560	12,294,802	12,907,362
Health Care—15.5%
16,000	0	16,000	Aetna, Inc.	636,160	0	636,160
0	55,400	55,400	[1]Agilent Technologies, Inc.	0	2,053,678	2,053,678
0	32,500	32,500	[1]Alexion Pharmaceuticals, Inc.	0	2,194,075	2,194,075
0	33,500	33,500	Allergan, Inc.	0	2,818,020	2,818,020
0	89,200	89,200	[1]Arthrocare Corp.	0	2,689,380	2,689,380
0	106,300	106,300	[1]Centene Corp.	0	3,736,445	3,736,445
9,000	0	9,000	Cooper Cos., Inc.	623,700	0	623,700
0	42,600	42,600	[1]Covance, Inc.	0	2,161,098	2,161,098
0	35,900	35,900	[1]Express Scripts, Inc., Class A	0	1,641,707	1,641,707
9,000	53,800	62,800	Humana, Inc.	764,010	4,567,082	5,331,092
0	171,600	171,600	[1]Idenix Pharmaceuticals, Inc.	0	1,029,600	1,029,600
9,000	0	9,000	INDEXX Laboratories, Inc.	647,910	0	647,910
1,800	0	1,800	Intuitive Surgical, Inc.	780,948	0	780,948
0	16,200	16,200	[1]Laboratory Corp. of America Holdings	0	1,358,370	1,358,370
0	61,500	61,500	Medicis Pharmaceutical Corp., Class A	0	2,354,835	2,354,835
0	61,500	61,500	[1]Mylan Laboratories, Inc.	0	1,203,555	1,203,555
7,000	30,000	37,000	Perrigo Co.	631,960	2,708,400	3,340,360
0	58,000	58,000	[1]Pharmasset, Inc.	0	4,083,200	4,083,200
0	38,400	38,400	Quality Systems, Inc.	0	1,494,144	1,494,144
0	18,500	18,500	[1]Regeneron Pharmaceuticals, Inc.	0	1,023,050	1,023,050
0	83,500	83,500	[1]Seattle Genetics, Inc.	0	1,837,000	1,837,000
14,000	0	14,000	UnitedHealth Group, Inc.	671,860	0	671,860
0	248,400	248,400	[1]Universal American Financial Corp.	0	2,856,600	2,856,600
0	37,900	37,900	[1]Watson Pharmaceuticals, Inc.	0	2,545,364	2,545,364
TOTAL	4,756,548	44,355,603	49,112,151
Industrials—12.9%
12,000	53,400	65,400	[1]Clean Harbors, Inc.	699,240	3,111,618	3,810,858
0	116,500	116,500	[1]Corrections Corp. of America	0	2,589,795	2,589,795
0	65,300	65,300	Crane Co.	0	2,880,383	2,880,383
0	99,900	99,900	Curtiss Wright Corp.	0	3,274,722	3,274,722
0	32,500	32,500	[1]Esterline Technologies Corp.	0	1,816,750	1,816,750
0	48,000	48,000	Expeditors International Washington, Inc.	0	2,188,800	2,188,800
0	70,400	70,400	1FTI Consulting, Inc.	0	2,774,464	2,774,464
19,000	0	19,000	Fastenal Co.	723,710	0	723,710
0	58,800	58,800	[1]Genesee & Wyoming, Inc., Class A	0	3,481,548	3,481,548
0	103,100	103,100	[1]Geo Group, Inc.	0	1,879,513	1,879,513
0	18,000	18,000	1IHS, Inc., Class A	0	1,511,820	1,511,820
13,000	0	13,000	Kirby Corp.	800,020	0	800,020
0	61,100	61,100	Pall Corp.	0	3,126,487	3,126,487
0	31,300	31,300	Parker-Hannifin Corp.	0	2,552,515	2,552,515
0	21,900	21,900	Roper Industries, Inc.	0	1,776,090	1,776,090
0	55,900	55,900	[1]Thomas & Betts Corp.	0	2,777,671	2,777,671
13,000	0	13,000	Triumph Group, Inc.	755,300	0	755,300
0	65,000	65,000	Waste Connections, Inc.	0	2,213,250	2,213,250
TOTAL	2,978,270	37,955,426	40,933,696
Information Technology—20.5%
0	42,399	42,399	[1]Acme Packet, Inc.	0	1,535,268	1,535,268
7,000	0	7,000	Alliance Data Systems Corp.	717,080	0	717,080
0	52,600	52,600	Altera Corp.	0	1,994,592	1,994,592
0	103,700	103,700	Analog Devices, Inc.	0	3,792,309	3,792,309
2,000	4,700	6,700	[1]Apple, Inc.	809,560	1,902,466	2,712,026
0	96,700	96,700	1BMC Software, Inc.	0	3,361,292	3,361,292
0	19,200	19,200	[1]Baidu.com, Inc., ADR	0	2,691,456	2,691,456
0	42,500	42,500	[1]Cognizant Technology Solutions Corp.	0	3,091,875	3,091,875
0	20,900	20,900	1F5 Networks, Inc.	0	2,172,555	2,172,555
0	54,100	54,100	Intuit, Inc.	0	2,903,547	2,903,547
0	55,300	55,300	KLA-Tencor Corp.	0	2,604,077	2,604,077
14,000	64,900	78,900	1MICROS Systems Corp.	689,080	3,194,378	3,883,458
0	95,700	95,700	MKS Instruments, Inc.	0	2,549,448	2,549,448
0	196,300	196,300	[1]Marvell Technology Group LTd.	0	2,746,237	2,746,237
2,000	0	2,000	Mastercard Inc., Class A	694,480	0	694,480
0	66,042	66,042	Motorola, Inc.	0	3,098,030	3,098,030
0	43,200	43,200	[1]NetApp, Inc.	0	1,769,472	1,769,472
0	40,400	40,400	[1]Riverbed Technology, Inc.	0	1,114,232	1,114,232
0	32,200	32,200	1SINA.com	0	2,617,538	2,617,538
0	49,300	49,300	[1]Sandisk Corp.	0	2,498,031	2,498,031
0	191,600	191,600	[1]Symantec Corp	0	3,259,116	3,259,116
0	250,300	250,300	[1,2]Teradyne, Inc.	0	3,584,296	3,584,296
25,000	0	25,000	Tibco Software, Inc.	722,250	0	722,250
0	26,300	26,300	1VMware, Inc., Class A	0	2,570,825	2,570,825
40,000	0	40,000	ValueClick, Inc.	704,000	0	704,000
0	88,900	88,900	[1]Verifone Systems, Inc.	0	3,752,469	3,752,469
0	75,400	75,400	[1]Western Digital Corp.	0	2,008,656	2,008,656
TOTAL	4,336,450	60,812,165	65,148,615
Materials—7.0%
0	33,600	33,600	Agrium, Inc.	0	2,764,944	2,764,944
4,000	18,600	22,600	CF Industries Holdings, Inc.	649,080	3,018,222	3,667,302
0	18,939	18,939	Cliffs Natural Resources, Inc.	0	1,292,018	1,292,018
0	61,300	61,300	Eastman Chemical Co.	0	2,408,477	2,408,477
0	55,900	55,900	[1]Intrepid Potash, Inc.	0	1,555,697	1,555,697
0	44,298	44,298	Mosaic Co./The	0	2,594,091	2,594,091
0	56,900	56,900	Silgan Holdings, Inc.	0	2,136,026	2,136,026
0	191,300	191,300	[1]Stillwater Mining Co.	0	2,173,168	2,173,168
0	22,600	22,600	Walter Industries, Inc.	0	1,709,690	1,709,690
0	134,200	134,200	Yamana Gold, Inc.	0	2,008,974	2,008,974
TOTAL	649,080	21,661,307	22,310,387
Telecommunication Services—1.0%
0	82,700	82,700	BCE, Inc.	0	3,275,747	3,275,747
Utilities—1.3%
0	100,800	100,800	Northeast Utilities Co.	0	3,484,656	3,484,656
25,000	0	25,000	PPL Corp.	734,250	0	734,250
TOTAL	734,250	3,484,656	4,218,906
TOTAL COMMON STOCKS (IDENTIFIED COST $282,321,166)	25,298,688	288,874,874	314,173,562
MUTUAL FUND—3.6%
0	10,597,522	10,597,522	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	0	10,597,522	10,597,522
743,519	0	743,519	[3,4]Performance Money Market Fund, 0.029%	743,519	0	743,519
TOTAL (at Net Asset Value)	743,519	10,597,522	11,341,041
TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $293,662,207)[6]	26,042,207	299,472,396	325,514,603
OTHER ASSETS AND LIABILITIES - NET—(2.6)%[7,8]	(25,221)	(8,273,624)	(8,298,845)
TOTAL NET ASSETS—100%	$26,016,986	$291,198,772	$317,215,758
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $294,903,474.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

As of October 31, 2011, all investments of the Performance Leaders Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
October 31, 2011 (unaudited)
Performance Leaders Equity Fund		Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment	Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$26,042,207	$299,472,396	$0	$325,514,603
Cash	(2,800)	16,198	0	13,398
Income receivable	7,781	66,751	0	74,532
Receivable for shares sold	0	72,627	0	72,627
Receivable for investments sold	0	2,676,199	0	2,676,199
Prepaid assets	25,419	0	(25,419)	(a) 0
Other assets	0	9,954	0	9,954
Total assets	26,072,607	302,314,125	(25,419)	328,361,313
Liabilities:
Payable for investments purchased	0	5,641,856	0	5,641,856
Payable for shares redeemed	0	260,492	0	260,492
Payable for collateral due to broker for securities lending	0	4,892,000	0	4,892,000
Payable for Directors'/Trustees' fees	0	381	0	381
Payable to adviser	20,887	0	0	20,887
Payable for distribution services fee	612	11,005	0	11,617
Payable for shareholder services fee	851	131,258	0	132,109
Accrued expenses	7,852	178,361	0	186,213
Total liabilities	30,202	11,115,353	0	11,145,555
Net Assets	$26,042,405	$291,198,772	($25,419)	$317,215,758
Net Assets Consists of:
Paid-in capital	$34,449,521	$290,538,623	($25,419)	(a) $324,962,725
Net unrealized appreciation of investments	3,248,253	28,604,143	0	31,852,396
Accumulated net realized loss on investments and foreign currency transactions	(11,655,369)	(27,943,994)	0	(39,599,363)
Total Net Assets	$26,042,405	$291,198,772	($25,419)	$317,215,758

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$2,027,544	$245,822,501	$47,822	(a)/(b)	$247,897,867
Class B Shares	$49,850	$6,324,685	-$49,850	(b)	$6,324,685
Class C Shares	$0	$10,733,395	$0		$10,733,395
Class R Shares	$0	$1,483,326	$0		$1,483,326
Institutional Shares	$23,965,011	$26,834,865	-$23,391	(a)/(b)	$50,776,485

Shares Outstanding
Class A Shares	274,784	7,219,325	(213,833)	(b)	7,280,276
Class B Shares	7,429	214,563	(7,429)	(b)	214,563
Class C Shares	-	360,098	-		360,098
Class R Shares	-	44,241	-		44,241
Institutional Shares	3,151,251	784,599	(2,451,204)	(b)	1,484,646

Net Asset Value Per Share
Class A Shares	$7.38	$34.05	-		$34.05
Class B Shares	$6.71	$29.48	-		$29.48
Class C Shares	-	$29.81	-		$29.81
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$7.60	$34.20	-		$34.20

Offering Price Per Share
Class A Shares	$7.79 *	$36.03**	-		$36.03**
Class B Shares	$6.71	$29.48	-		$29.48
Class C Shares	-	$29.81	-		$29.81
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$7.60	$34.20	-		$34.20

Redemption Proceeds Per Share
Class A Shares	$7.38	$34.05	-		$34.05
Class B Shares	$6.37***	$27.86****	-		$27.86****
Class C Shares	-	$29.51*****	-		$29.51*****
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$7.60	$34.20	-		$34.20

Investments, at identified cost	$22,793,954	$270,868,253	$0		$293,662,207

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value
**** Computation of redemption proceeds per share: 94.50/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
October 31, 2011 (unaudited)
Performance Leaders Equity Fund		Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $9,370 received from an affiliated holding and net of foreign taxes withheld of $38,922)	$205,939	$1,810,369	$0		$2,016,308
Interest (including income on securities loaned of $171,073)	11	180,782	0		180,793
Other income	1,981	0	0		1,981
Total Investment Income	207,931	1,991,151	0		2,199,082
Expenses:
Investment advisory fee	274,744	2,566,173	(68,686)	(a)	2,772,231
Administrative fee	15,770	310,000	(15,770)	(b)	310,000
Custodian fees	10,989	79,284	(6,648)	(c)	83,625
Transfer and dividend disbursing agent fees and expenses- Class A Shares	21,328	569,097	(16,767)	(d)	573,658
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	21,373	0		21,373
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	27,026	0		27,026
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	2,934	0		2,934
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	51,487	38,634	(e)	90,121
Directors'/Trustees' fees	2,269	4,356	(2,225)	(f)	4,400
Auditing fees	5,230	23,000	(5,230)	(g)	23,000
Legal fees	4,073	6,160	(1,294)	(h)	8,939
Portfolio accounting fees	33,835	135,389	(22,598)	(i)	146,626
Distribution services fee - A Shares	7,106	0	(7,106)	(j)	0
Distribution services fee - B Shares	601	59,820	(601)	(k)	59,820
Distribution services fee - C Shares	0	88,928	0		88,928
Distribution services fee - R Shares	0	3,844	0		3,844
Shareholder services fee - A Shares	0	676,114	4,904	(l)	681,018
Shareholder services fee - B Shares	0	19,940	0		19,940
Shareholder services fee - C Shares	0	28,570	0		28,570
Shareholder services fee - IS Shares	11,397	0	(11,397)	(m)	0
Account administration fee- A Shares	0	23,928	174	(n)	24,102
Account administration fee- C Shares	0	996	0		996
Share registration costs	30,079	82,890	(30,079)	(o)	82,890
Printing and postage	3,194	66,071	1,394	(p)	70,659
Chief Compliance Officer	3,113	0	(3,113)	(q)	0
Insurance premiums	0	4,805	0		4,805
Miscellaneous	4,932	8,225	(2,157)	(r)	11,000
Total Expenses	428,660	4,860,410	(148,565)		5,140,505

Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee	(77,890)	(469,920)	34,393	(s)	(513,417)
Waiver of administrative fee	0	(49,620)	20,789	(t)	(28,831)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	(184,644)	(1,735)	(u)	(186,379)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	(11,341)	0		(11,341)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	(12,009)	0		(12,009)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	(9,568)	(4,315)	(v)	(13,883)
Reimbursement of distribution services fee - A Shares	(2,030)	0	2,030	(w)	0
Fee paid indirectly from directed brokerage arrangements	0	(25,329)	0		(25,329)
Total Waivers, Reimbursement and Reduction	(79,920)	(762,431)	51,162		(791,189)
Net Expenses	348,740	4,097,979	(97,403)		4,349,316
Net Investment Income (Loss)	(140,809)	(2,106,828)	97,403		(2,150,234)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	3,137,546	43,000,799	0		46,138,345
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(1,247,234)	(19,992,577)	0		(21,239,811)
Net realized and unrealized gain on investments and foreign currency transactions	1,890,312	23,008,222	0		24,898,534
Change in net assets resulting from operations	$1,749,503	$20,901,394	$97,403		$22,748,300

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended October 31, 2011 (unaudited)

Note 1. Description of the Funds

The Performance Leaders Equity Fund is a portfolio of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Leaders Equity Fund consists of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Performance Leaders Equity Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended October 31, 2011, the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund paid investment advisory fees computed at the annual rate of 1.00% and 0.75%, respectively, as a percentage of average daily net assets.

The investment advisers of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Leaders Equity Fund, the Fund’s value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 59,488 Class A Shares, 1,463 Class A Shares and 700,047 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 274,784 Class A Shares, 7,429 Class B Shares and 3,151,251 Institutional Class Shares, respectively, of the Performance Leaders Equity Fund, which would have been outstanding at October 31, 2011 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Trustmark Investment Advisors, Inc. is the investment adviser for the Performance Leaders Equity Fund. Federated Equity Management Company of Pennsylvania is the investment adviser for Federated Mid Cap Growth Strategies Fund. The advisory agreement between the Performance Leaders Equity Fund and Trustmark Investment Advisors, Inc. provides for an annual fee equal to 1.00% of the Fund’s average daily net assets. The advisory agreement between Federated Mid Cap Growth Strategies Fund and Federated Equity Management Company of Pennsylvania provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund based on the combined assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Leaders Equity Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(e)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(f)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(j)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(k)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired fund are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(l)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(m)	Adjustment to reflect removal of shareholder services fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(n)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund Class A Shares.

(o)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(q)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(r)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(s)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(t)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(u)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(v)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(w)	Adjustment to remove the waiver of distribution fees for the Performance Leaders Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the six months ended April 30, 2012. The Performance Leaders Equity Fund (the “Acquired Fund”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2011 to April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class shares of the Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, and reflect all adjustments which are necessary to a fair statement of the results of operations for the interim period presented. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Portfolios of Investments
April 30, 2012 (unaudited)

Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined		Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS—97.9%
			Consumer Discretionary—24.1%
0	176,950	176,950	[1]Ascena Retail Group, Inc.	$0	$3,623,936	$3,623,936
2,000	0	2,000	[1]AutoZone, Inc.	792,320	0	792,320
11,000	39,100	50,100	[1]Bed Bath & Beyond, Inc.	774,290	2,752,249	3,526,539
0	3,800	3,800	[1]Chipotle Mexican Grill, Inc.	0	1,573,770	1,573,770
0	30,200	30,200	Coach, Inc.	0	2,209,432	2,209,432
0	70,703	70,703	[1]Discovery Communications, Inc.	0	3,847,657	3,847,657
9,000	0	9,000	Dollar Tree, Inc.	914,940	0	914,940
0	50,450	50,450	Expedia, Inc.	0	2,150,684	2,150,684
0	109,700	109,700	Finish Line, Inc., Class A	0	2,441,922	2,441,922
0	34,900	34,900	[1]Genesco, Inc.	0	2,617,500	2,617,500
0	64,476	64,476	HSN, Inc.	0	2,495,221	2,495,221
0	44,300	44,300	Harman International Industries, Inc.	0	2,196,394	2,196,394
0	61,500	61,500	Hasbro, Inc.	0	2,259,510	2,259,510
0	56,700	56,700	[1]Hyatt Hotels Corp.	0	2,439,801	2,439,801
0	88,600	88,600	Johnson Controls, Inc.	0	2,832,542	2,832,542
0	41,900	41,900	[1]Jos A. Bank Clothiers, inc.	0	1,992,345	1,992,345
0	52,200	52,200	Kohl’s Corp.	0	2,616,786	2,616,786
0	103,000	103,000	Leggett and Platt, Inc.	0	2,242,310	2,242,310
0	34,043	34,043	[1]Liberty Media Corp.	0	2,976,720	2,976,720
21,000	85,500	106,500	Macy’s, Inc.	861,420	3,507,210	4,368,630
0	183,200	183,200	[1]Melco PBL Entertainment (Macau) Ltd., ADR	0	2,843,264	2,843,264
0	53,000	53,000	Nordstrom, Inc.	0	2,960,580	2,960,580
4,000	16,200	20,200	[1]Panera Bread Co.	631,680	2,558,304	3,189,984
15,000	0	15,000	Petsmart, Inc.	873,900	0	873,900
12,000	0	12,000	Polaris Industries, Inc.	953,280	0	953,280
1,200	0	1,200	[1]Priceline.com, Inc.	912,984	0	912,984
5,000	0	5,000	Ralph Lauren Corp.	861,350	0	861,350
0	80,100	80,100	Royal Caribbean Cruises Ltd.	0	2,192,337	2,192,337
0	64,201	64,201	Scripps Networks Interactive	0	3,224,174	3,224,174
17,000	0	17,000	Starbucks Corporation	975,460	0	975,460
9,000	0	9,000	Tractor Supply Co.	885,690	0	885,690
0	71,817	71,817	[1]Tumi Holdings, Inc.	0	1,829,179	1,829,179
0	40,300	40,300	Tupperware Brands Corp.	0	2,510,287	2,510,287
9,000	0	9,000	Under Armour, Inc.	881,370	0	881,370
16,000	0	16,000	Wyndham Worldwide Corp.	805,440	0	805,440
			TOTAL	11,124,124	64,894,114	76,018,238
			Consumer Staples—5.2%
0	38,700	38,700	Bunge Ltd.	0	2,496,150	2,496,150
0	57,500	57,500	ConAgra Foods, Inc.	0	1,484,650	1,484,650
0	53,400	53,400	Corn Products International, Inc.	0	3,047,004	3,047,004
14,000	48,800	62,800	Estee Lauder Cos., Inc., Class A	914,900	3,189,080	4,103,980
0	41,900	41,900	Herbalife Ltd.	0	2,946,408	2,946,408
0	22,595	22,595	[1]Monster Beverage Co.	0	1,467,771	1,467,771
10,000	0	10,000	Whole Foods Market, Inc.	830,700	0	830,700
			TOTAL	1,745,600	14,631,063	16,376,663
			Energy—7.5%
0	55,800	55,800	[1]Cameron International Corp.	0	2,859,750	2,859,750
0	79,800	79,800	[1]Denbury Resources, Inc.	0	1,519,392	1,519,392
0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	2,940,272	2,940,272
0	136,700	136,700	1McDermott International, Inc.	0	1,544,710	1,544,710
0	145,000	145,000	[1]Nabors Industries Ltd.	0	2,414,250	2,414,250
0	47,100	47,100	Oceaneering International, Inc.	0	2,431,773	2,431,773
0	106,071	106,071	Paramount Resources Ltd.	0	2,863,708	2,863,708
0	52,600	52,600	Peabody Energy Corp.	0	1,636,386	1,636,386
0	35,300	35,300	Tidewater, Inc.	0	1,942,559	1,942,559
0	68,800	68,800	Transocean Ltd.	0	3,466,832	3,466,832
			TOTAL	0	23,619,632	23,619,632
			Financials—4.9%
0	26,600	26,600	American Tower Corp.	0	1,744,428	1,744,428
0	103,200	103,200	Discover Financial Services	0	3,498,480	3,498,480
0	103,879	103,879	Invesco Ltd.	0	2,580,355	2,580,355
0	313,400	313,400	Janus Capital Group, Inc.	0	2,375,572	2,375,572
0	336,900	336,900	KeyCorp	0	2,708,676	2,708,676
0	35,200	35,200	Post Properties, Inc.	0	1,714,240	1,714,240
9,000	0	9,000	Taubman Centers, Inc.	694,620	0	694,620
			TOTAL	694,620	14,621,751	15,316,371
			Health Care—13.6%
16,000	0	16,000	Aetna, Inc.	704,640	0	704,640
0	55,400	55,400	[1]Agilent Technologies, Inc.	0	2,336,772	2,336,772
0	22,200	22,200	[1]Alexion Pharmaceuticals, Inc.	0	2,005,104	2,005,104
0	29,400	29,400	Allergan, Inc.	0	2,822,400	2,822,400
0	47,900	47,900	[1]Amerigroup Corp.	0	2,958,304	2,958,304
0	174,600	174,600	[1]Ariad Pharmaceuticals, Inc.	0	2,845,980	2,845,980
0	91,700	91,700	[1]Centene Corp.	0	3,630,403	3,630,403
0	57,600	57,600	[1,2]Express Scripts, Inc., Class A	0	3,213,504	3,213,504
9,000	31,900	40,900	Humana, Inc.	726,120	2,573,692	3,299,812
0	660,800	660,800	[1]Idenix Pharmaceuticals, Inc.	0	5,795,216	5,795,216
1,800	0	1,800	Intuitive Surgical, Inc.	1,040,760	0	1,040,760
0	47,200	47,200	[1]Molina Healthcare, Inc.	0	1,210,680	1,210,680
0	131,600	131,600	[1]Mylan Laboratories, Inc.	0	2,857,036	2,857,036
0	71,300	71,300	St. Jude Medical, Inc.	0	2,760,736	2,760,736
14,000	0	14,000	UnitedHealth Group, Inc.	786,100	0	786,100
0	188,500	188,500	[1]Vivus, Inc.	0	4,565,470	4,565,470
			TOTAL	3,257,620	39,575,297	42,832,917
			Industrials—16.4%
15,000	0	15,000	BE Aerospace, Inc.	705,450	0	705,450
12,000	39,400	51,400	[1]Clean Harbors, Inc.	818,880	2,688,656	3,507,536
0	116,500	116,500	[1]Corrections Corp. of America	0	3,365,685	3,365,685
0	59,400	59,400	Crane Co.	0	2,621,322	2,621,322
0	99,900	99,900	Curtiss Wright Corp.	0	3,525,471	3,525,471
0	59,200	59,200	Danaher Corp.	0	3,209,824	3,209,824
0	51,100	51,100	[1]Esterline Technologies Corp.	0	3,499,839	3,499,839
0	31,500	31,500	Expeditors International Washington, Inc.	0	1,260,000	1,260,000
19,000	0	19,000	Fastenal Co.	889,580	0	889,580
0	129,000	129,000	[1]Foster Wheeler AG	0	2,967,000	2,967,000
0	54,375	54,375	Heico Corp.	0	2,192,400	2,192,400
0	71,600	71,600	IDEX Corp.	0	3,100,996	3,100,996
10,000	0	10,000	Kansas City Southern Industries, Inc.	770,200	0	770,200
13,000	0	13,000	Kirby Corp.	862,810	0	862,810
0	126,700	126,700	Newalta, Inc.	0	1,812,290	1,812,290
0	49,100	49,100	Pall Corp.	0	2,926,851	2,926,851
0	40,300	40,300	Parker-Hannifin Corp.	0	3,533,907	3,533,907
0	86,900	86,900	[1]Quanta Services, Inc.	0	1,922,228	1,922,228
7,000	34,400	41,400	Roper Industries, Inc.	713,300	3,505,360	4,218,660
13,000	0	13,000	Triumph Group, Inc.	816,660	0	816,660
9,000	0	9,000	Wabtec Corp.	700,020	0	700,020
0	116,075	116,075	Xylem, Inc.	0	3,236,171	3,236,171
			TOTAL	6,276,900	45,368,000	51,644,900
			Information Technology—19.2%
0	73,100	73,100	1ACI Worldwide, Inc.	0	2,913,766	2,913,766
7,000	24,500	31,500	Alliance Data Systems Corp.	899,430	3,148,005	4,047,435
1,700	2,900	4,600	[1]Apple, Inc.	993,208	1,694,296	2,687,504
0	69,400	69,400	[1]Broadcom Corp.	0	2,540,040	2,540,040
5,000	19,400	24,400	1F5 Networks, Inc.	669,650	2,598,242	3,267,892
0	59,900	59,900	Global Payments, inc.	0	2,781,157	2,781,157
0	58,079	58,079	IAC Interactive Corp.	0	2,796,504	2,796,504
0	46,700	46,700	Intuit, Inc.	0	2,707,199	2,707,199
0	55,300	55,300	KLA-Tencor Corp.	0	2,883,895	2,883,895
0	41,100	41,100	1MICROS Systems Corp.	0	2,335,713	2,335,713
0	196,300	196,300	[1]Marvell Technology Group Ltd.	0	2,946,463	2,946,463
2,000	0	2,000	Mastercard Inc., Class A	904,540	0	904,540
0	173,600	173,600	1NVIDIA Corp.	0	2,256,800	2,256,800
0	54,500	54,500	[1]NetApp, Inc.	0	2,116,235	2,116,235
0	276,000	276,000	1ON Semiconductor Corp.	0	2,279,760	2,279,760
0	284,800	284,800	1PMC-Sierra, Inc.	0	2,013,536	2,013,536
0	88,200	88,200	[1]Riverbed Technology, Inc.	0	1,740,186	1,740,186
0	65,300	65,300	[1]Sandisk Corp.	0	2,416,753	2,416,753
0	154,100	154,100	[1]Symantec Corp	0	2,545,732	2,545,732
0	61,700	61,700	[1]Synaptics, Inc.	0	1,894,807	1,894,807
0	29,249	29,249	[1]Teradata Corp.	0	2,040,995	2,040,995
0	28,300	28,300	1VMware, Inc., Class A	0	3,161,676	3,161,676
40,000	0	40,000	ValueClick, Inc.	847,200	0	847,200
0	35,300	35,300	[1]Verifone Systems, Inc.	0	1,681,692	1,681,692
0	72,400	72,400	[1]Western Digital Corp.	0	2,809,844	2,809,844
			TOTAL	4,314,028	56,303,296	60,617,324
			Materials—6.3%
8,000	0	8,000	Airgas, Inc.	733,120	0	733,120
0	60,700	60,700	Ball Corp.	0	2,534,832	2,534,832
0	53,800	53,800	Cabot Corp.	0	2,320,394	2,320,394
0	37,958	37,958	Cliffs Natural Resources, Inc.	0	2,363,265	2,363,265
0	44,900	44,900	Eastman Chemical Co.	0	2,423,253	2,423,253
0	11,200	11,200	Newmarket Corp.	0	2,500,064	2,500,064
0	21,300	21,300	Silgan Holdings, Inc.	0	934,431	934,431
0	429,300	429,300	[1]Stillwater Mining Co.	0	4,606,389	4,606,389
0	23,100	23,100	Westlake Chemical Corp.	0	1,477,245	1,477,245
			TOTAL	733,120	19,159,873	19,892,993
			Telecommunication Services—0.8%
0	47,300	47,300	[1]Crown Castle International Corp.	0	2,677,653	2,677,653
			TOTAL COMMON STOCKS (IDENTIFIED COST $269,495,420)	28,146,012	280,850,679	308,996,691
			MUTUAL FUNDS—1.5%
0	4,071,734	4,071,734	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	0	4,071,734	4,071,734
715,637	0	715,637	[3,4]Performance Money Market Fund, 0.029%	715,637	0	715,637
			TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	715,637	4,071,734	4,787,371
			TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $274,282,791)[6]	28,861,649	284,922,413	313,784,062
			OTHER ASSETS AND LIABILITIES - NET—0.6%[7,8]	(29,778)	1,965,805	1,936,027
			TOTAL NET ASSETS—100%	$28,831,871	$286,888,218	$315,720,089
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $274,282,791.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

As of April 30, 2012, all investments of the Performance Leaders Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:
ADR - American Depositary Receipt

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
April 30, 2012 (unaudited)
	Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$28,861,649	$284,922,413	$0		$313,784,062
Income receivable	5,944	59,664	0		65,608
Receivable for shares sold	0	76,494	0		76,494
Receivable for investments sold	0	8,138,927	0		8,138,927
Prepaid assets	13,514	0	(13,514)	(a)	0
Other assets	0	9,506	0		9,506
Total assets	28,881,107	293,207,004	(13,514)		322,074,597
Liabilities:
Payable for investments purchased	0	3,900,232	0		3,900,232
Payable for shares redeemed	0	440,331	0		440,331
Payable for collateral due to broker for securities lending	0	1,717,500	0		1,717,500
Payable for Directors'/Trustees' fees	0	625	0		625
Payable to adviser	23,375	0	0		23,375
Payable for distribution services fee	684	10,904	0		11,588
Payable for shareholder services fee	950	128,923	0		129,873
Accrued expenses	10,713	120,271	0		130,984
Total liabilities	35,722	6,318,786	0		6,354,508
Net Assets	$28,845,385	$286,888,218	($13,514)		$315,720,089
Net Assets Consists of:
Paid-in capital	$33,186,630	$266,260,980	($13,514)	(a)	$299,434,096
Net unrealized appreciation of investments	6,815,310	32,685,960	0		39,501,270
Accumulated net realized loss on investments and foreign currency transactions	(11,010,967)	(11,531,345)	0		(22,542,312)
Accumulated net investment income (loss)	(145,588)	(527,377)	0		(672,965)
Total Net Assets	$28,845,385	$286,888,218	($13,514)		$315,720,089

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$2,282,686		$241,919,440		$49,135	(a)/(b)	$244,251,261
Class B Shares	$50,228		$5,399,707		-$50,228	(b)	$5,399,707
Class C Shares			$10,686,533		$0		$10,686,533
Class R Shares			$2,010,540		$0		$2,010,540
Institutional Shares	$26,512,471		$26,871,998		-$12,421	(a)/(b)	$53,372,048

Shares Outstanding
Class A Shares	266,619		6,627,604		(202,733)	(b)	6,691,490
Class B Shares	6,475		171,520		(6,475)	(b)	171,520
Class C Shares	-		335,699		-		335,699
Class R Shares	-		56,076		-		56,076
Institutional Shares	3,000,884		732,015		(2,279,008)	(b)	1,453,891

Net Asset Value Per Share
Class A Shares	$8.56		$36.50		-		$36.50
Class B Shares	$7.76		$31.48		-		$31.48
Class C Shares	-		$31.83		-		$31.83
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$8.83		$36.71		-		$36.71

Offering Price Per Share
Class A Shares	$9.03	*	$38.62	**	-		$38.62	**
Class B Shares	$7.76		$31.48		-		$31.48
Class C Shares	-		$31.83		-		$31.83
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$8.83		$36.71		-		$36.71

Redemption Proceeds Per Share
Class A Shares	$8.56		$36.50		-		$36.50
Class B Shares	$7.37	***	$29.75	****	-		$29.75	****
Class C Shares	-		$31.51	*****	-		$31.51	*****
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$8.83		$36.71		-		$36.71

Investments, at identified cost	$22,046,338		$252,236,453		$0		$274,282,791

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value.
**** Computation of redemption proceeds per share: 94.5/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
April 30, 2012 (unaudited)
	Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $2,524 received from an affiliated holding and net of foreign taxes withheld of $6,930)	$103,826	$1,278,210	$0		$1,382,036
Interest income on securities loaned	0	14,452	0		14,452
Total Investment Income	103,826	1,292,662	0		1,396,488
Expenses:
Investment advisory fee	133,287	1,093,940	(33,352)	(a)	1,193,875
Administrative fee	7,664	154,154	(7,664)	(b)	154,154
Custodian fees	5,332	24,518	(3,092)	(c)	26,758
Transfer and dividend disbursing agent fees and expenses- Class A Shares	10,610	228,777	(8,641)	(d)	230,746
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	8,259	0		8,259
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	11,074	0		11,074
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	3,137	0		3,137
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	17,983	16,252	(e)	34,235
Directors'/Trustees' fees	1,390	1,512	(1,390)	(f)	1,512
Auditing fees	2,220	11,437	(2,220)	(g)	11,437
Legal fees	1,774	4,039	(1,774)	(h)	4,039
Portfolio accounting fees	16,650	62,536	(10,934)	(i)	68,252
Distribution services fee - A Shares	3,615	0	(3,615)	(j)	0
Distribution services fee - B Shares	259	22,381	(259)	(k)	22,381
Distribution services fee - C Shares	0	40,468	0		40,468
Distribution services fee - R Shares	0	4,509	0		4,509
Shareholder services fee - A Shares	0	288,429	2,483	(l)	290,912
Shareholder services fee - B Shares	0	7,460	0		7,460
Shareholder services fee - C Shares	0	13,116	0		13,116
Shareholder services fee - IS Shares	5,477	0	(5,477)	(m)	0
Account administration fee- A Shares	0	10,475	90	(n)	10,565
Account administration fee- C Shares	0	379	0		379
Share registration costs	15,075	35,088	(15,075)	(o)	35,088
Printing and postage	1,276	30,208	1,482	(p)	32,966
Chief Compliance Officer	1,572	0	(1,572)	(q)	0
Insurance premiums	0	2,171	0		2,171
Miscellaneous	2,874	7,418	(2,874)	(r)	7,418
Total Expenses	209,075	2,083,468	(77,632)		2,214,911

Waivers and Reimbursements
Waiver/reimbursement of investment adviser fee	(38,641)	(117,452)	29,407	(s)	(126,686)
Waiver of administrative fee	0	(30,863)	(2,825)	(t)	(33,688)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	(99,373)	(858)	(u)	(100,231)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	(5,282)	0		(5,282)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	(5,770)	0		(5,770)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	(4,689)	(4,232)	(v)	(8,921)
Reimbursement of distribution services fee - A Shares	(1,033)	0	1,033	(w)	0
Total Waivers and Reimbursements	(39,674)	(263,429)	22,525		(280,578)
Net Expenses	169,401	1,820,039	(55,107)		1,934,333
Net Investment Income (Loss)	(65,575)	(527,377)	55,107		(537,845)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	564,387	16,412,649	0		16,977,036
Net change in unrealized appreciation of investments	3,567,058	4,081,817	0		7,648,875
Net realized and unrealized gain on investments and foreign currency transactions	4,131,445	20,494,466	0		24,625,911
Change in net assets resulting from operations	$4,065,870	$19,967,089	$55,107		$24,088,066

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended April 30, 2012 (unaudited)

Note 1. Description of the Funds

The Performance Leaders Equity Fund is a portfolio of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Leaders Equity Fund consists of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the six months ended April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares. Class B Shares and Institutional Class Shares of the Performance Leaders Equity Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended April 30, 2012, the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund paid investment advisory fees computed at the annual rate of 1.00% and 0.75%, respectively, as a percentage of average daily net assets.

The investment advisers of the Performance Leaders Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Leaders Equity Fund, the Fund’s value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 62,510 Class A Shares, 1,376 Class A Shares and 721,876 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 266,619 Class A Shares, 6,475 Class B Shares and 3,000,884 Institutional Class Shares, respectively, of the Performance Leaders Equity Fund, which would have been outstanding at April 30, 2012 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Trustmark Investment Advisors, Inc. is the investment adviser for the Performance Leaders Equity Fund. Federated Equity Management Company of Pennsylvania is the investment adviser for Federated Mid Cap Growth Strategies Fund. The advisory agreement between the Performance Leaders Equity Fund and Trustmark Investment Advisors, Inc. provides for an annual fee equal to 1.00% of the Fund’s average daily net assets. The advisory agreement between Federated Mid Cap Growth Strategies Fund and Federated Equity Management Company of Pennsylvania provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund based on the combined assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Leaders Equity Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(e)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(f)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(j)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(k)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired fund are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(l)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(m)	Adjustment to reflect removal of shareholder services fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(n)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund Class A Shares.

(o)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(q)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Leaders Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(r)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(s)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(t)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(u)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(v)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(w)	Adjustment to remove the waiver of distribution fees for the Performance Leaders Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED OCTOBER 31, 2011 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended October 31, 2011. The Performance Mid Cap Equity Fund (the “Acquired Fund”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2010 to October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Portfolios of Investments
October 31, 2011 (unaudited)
Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined		Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Shares	Shares	Shares	Value		Value	Value
			COMMON STOCKS—99.3%
			Consumer Discretionary—19.6%
15,000	0	15,000	Aaron's, Inc.	$401,400	$0	$401,400
0	33,200	33,200	Abercrombie & Fitch Co., Class A	0	2,470,080	2,470,080
8,000	0	8,000	American Greeting Corp., Class A	128,080	0	128,080
0	77,821	77,821	[1,2]Ascena Retail Group, Inc.	0	2,249,027	2,249,027
0	5,200	5,200	[1]AutoZone, Inc.	0	1,682,668	1,682,668
0	39,100	39,100	[1]Bed Bath & Beyond, Inc.	0	2,417,944	2,417,944
9,000	0	9,000	BorgWarner, Inc.	688,410	0	688,410
16,000	0	16,000	Brinker International, Inc.	366,400	0	366,400
8,000	0	8,000	Cheesecake Factory, Inc.	223,920	0	223,920
0	4,700	4,700	[1]Chipotle Mexican Grill, Inc.	0	1,579,764	1,579,764
0	30,200	30,200	Coach, Inc.	0	1,965,114	1,965,114
0	23,300	23,300	[1]Deckers Outdoor Corp.	0	2,685,092	2,685,092
9,500	0	9,500	Dick's Sporting Good, Inc.	371,355	0	371,355
0	60,879	60,879	[1]Discovery Communications, Inc.	0	2,645,801	2,645,801
13,000	0	13,000	Dollar Tree, Inc.	1,039,480	0	1,039,480
0	77,000	77,000	Expedia, Inc.	0	2,022,020	2,022,020
3,000	0	3,000	Fossil, Inc.	310,980	0	310,980
10,000	0	10,000	Gentex Corp.	301,200	0	301,200
0	131,300	131,300	International Game Technology	0	2,309,567	2,309,567
0	52,200	52,200	Kohl’s Corp.	0	2,767,122	2,767,122
0	35,700	35,700	[1]Liberty Media Corp.	0	2,742,474	2,742,474
0	85,500	85,500	Macy’s, Inc.	0	2,610,315	2,610,315
0	254,600	254,600	[1,2]Melco PBL Entertainment (Macau) Ltd., ADR	0	2,920,262	2,920,262
0	53,000	53,000	Nordstrom, Inc.	0	2,686,570	2,686,570
0	405,900	405,900	PDG Realty SA	0	1,789,710	1,789,710
6,000	0	6,000	PVH Corp.	446,460	0	446,460
5,000	23,400	28,400	[1]Panera Bread Co.	668,450	3,128,346	3,796,796
0	95,100	95,100	Penney (J.C.) Co., Inc.	0	3,050,808	3,050,808
21,000	0	21,000	Petsmart, Inc.	985,950	0	985,950
6,000	0	6,000	Polaris Industries, Inc.	380,040	0	380,040
0	3,900	3,900	[1]Priceline.com, Inc.	0	1,980,108	1,980,108
10,000	0	10,000	Rent-A-Center, Inc.	341,500	0	341,500
0	46,400	46,400	Ross Stores, Inc.	0	4,070,672	4,070,672
0	201,100	201,100	[1]Sally Beauty Holdings, Inc.	0	3,859,109	3,859,109
25,000	0	25,000	Service Corp. International	250,000	0	250,000
0	51,200	51,200	1TRW Automotive Holdings Corp.	0	2,155,520	2,155,520
10,000	0	10,000	Tractor Supply Co.	709,400	0	709,400
9,000	40,300	49,300	Tupperware Brands Corp.	508,860	2,278,562	2,787,422
8,000	0	8,000	Wiley (John) & Sons, Inc., Class A	380,480	0	380,480
13,000	0	13,000	Williams-Sonoma, Inc.	488,020	0	488,020
			TOTAL	8,990,385	58,066,655	67,057,040
			Consumer Staples—7.3%
0	48,100	48,100	Bunge Ltd.	0	2,971,137	2,971,137
13,000	66,900	79,900	Church and Dwight, Inc.	574,340	2,955,642	3,529,982
0	117,700	117,700	ConAgra Foods, Inc.	0	2,981,341	2,981,341
12,000	73,500	85,500	Corn Products International, Inc.	582,000	3,564,750	4,146,750
6,000	0	6,000	Energizer Holdings, Inc.	442,740	0	442,740
0	24,400	24,400	Estee Lauder Cos., Inc., Class A	0	2,402,180	2,402,180
3,000	0	3,000	Green Mountain Coffee Roasters Inc.	195,060	0	195,060
6,000	25,200	31,200	[1]Hansen Natural Corp.	534,540	2,245,068	2,779,608
0	37,400	37,400	Herbalife Ltd.	0	2,332,264	2,332,264
4,000	0	4,000	Ralcorp Holdings, Inc.	323,360	0	323,360
0	57,200	57,200	Reynolds American, Inc.	0	2,212,496	2,212,496
8,500	0	8,500	Ruddick Corp.	371,535	0	371,535
16,000	0	16,000	Smithfield Foods, Inc.	365,760	0	365,760
			TOTAL	3,389,335	21,664,878	25,054,213
			Energy—8.2%
10,000	0	10,000	Atwood Oceanics, Inc.	427,400	0	427,400
0	55,800	55,800	[1]Cameron International Corp.	0	2,742,012	2,742,012
2,000	0	2,000	Cimarex Energy Co.	128,000	0	128,000
0	153,700	153,700	[1]Denbury Resources, Inc.	0	2,413,090	2,413,090
0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	2,923,360	2,923,360
5,000	0	5,000	Energen Corp.	245,300	0	245,300
0	65,100	65,100	1FMC Technologies, Inc.	0	2,917,782	2,917,782
0	26,000	26,000	Golar LNG Ltd.	0	1,051,180	1,051,180
0	98,800	98,800	1McDermott International, Inc.	0	1,084,824	1,084,824
14,000	47,100	61,100	Oceaneering International, Inc.	585,620	1,970,193	2,555,813
3,000	0	3,000	Oil States International Inc.	208,830	0	208,830
0	163,100	163,100	Paramount Resources Ltd.	0	5,934,926	5,934,926
13,000	0	13,000	Patterson-Uti Energy, Inc.	264,160	0	264,160
0	47,900	47,900	Peabody Energy Corp.	0	2,077,423	2,077,423
10,000	0	10,000	Plains Exploration & Products	315,000	0	315,000
5,000	0	5,000	SM Energy Co.	414,550	0	414,550
6,000	0	6,000	Southern Union Co.	252,180	0	252,180
0	38,300	38,300	Transocean Ltd.	0	2,188,845	2,188,845
			TOTAL	2,841,040	25,303,635	28,144,675
			Financials—5.7%
6,500	0	6,500	Affiliated Managers Group, Inc.	601,965	0	601,965
4,500	0	4,500	Alexandria Real Estate Equities, Inc.	297,405	0	297,405
15,000	0	15,000	American Financial Group, Inc.	537,450	0	537,450
0	209,200	209,200	Annaly Capital Management, Inc.	0	3,525,020	3,525,020
8,500	0	8,500	BRE Properties	426,020	0	426,020
15,000	0	15,000	Berkley, W.R. Corp.	522,150	0	522,150
6,000	0	6,000	Camden Property Trust	363,840	0	363,840
0	51,300	51,300	Capital One Financial Corp.	0	2,342,358	2,342,358
0	74,100	74,100	Discover Financial Services	0	1,745,796	1,745,796
2,500	0	2,500	Everest Re Group Ltd.	224,800	0	224,800
0	79,500	79,500	[1]Ezcorp, Inc., Class A	0	2,208,510	2,208,510
17,000	0	17,000	HCC Insurance Holdings, Inc.	452,370	0	452,370
0	350,300	350,300	KeyCorp	0	2,473,118	2,473,118
13,000	0	13,000	Liberty Property Trust	416,000	0	416,000
12,000	0	12,000	Macerich Company	597,120	0	597,120
10,000	0	10,000	Raymond James Financial, Inc.	303,700	0	303,700
18,000	0	18,000	Rayonier, Inc.	751,140	0	751,140
9,000	0	9,000	Reinsurance Group of America	470,070	0	470,070
4,500	0	4,500	SL Green Realty Corp.	310,455	0	310,455
6,000	0	6,000	Taubman Centers, Inc.	367,380	0	367,380
14,000	0	14,000	UDR, Inc.	349,020	0	349,020
			TOTAL	6,990,885	12,294,802	19,285,687
			Health Care—14.7%
0	55,400	55,400	[1]Agilent Technologies, Inc.	0	2,053,678	2,053,678
0	32,500	32,500	[1]Alexion Pharmaceuticals, Inc.	0	2,194,075	2,194,075
0	33,500	33,500	Allergan, Inc.	0	2,818,020	2,818,020
0	89,200	89,200	[1]Arthrocare Corp.	0	2,689,380	2,689,380
0	106,300	106,300	[1]Centene Corp.	0	3,736,445	3,736,445
0	42,600	42,600	[1]Covance, Inc.	0	2,161,098	2,161,098
8,000	0	8,000	Endo Pharmaceuticals Holdings, Inc.	258,480	0	258,480
0	35,900	35,900	[1]Express Scripts, Inc., Class A	0	1,641,707	1,641,707
34,000	0	34,000	Health Management Associates, Inc., Class A	297,840	0	297,840
15,000	0	15,000	Henry Schein, Inc.	1,039,800	0	1,039,800
0	53,800	53,800	Humana, Inc.	0	4,567,082	4,567,082
0	171,600	171,600	[1]Idenix Pharmaceuticals, Inc.	0	1,029,600	1,029,600
8,000	0	8,000	INDEXX Laboratories, Inc.	575,920	0	575,920
7,000	0	7,000	Kinetic Concepts, Inc.	478,730	0	478,730
0	16,200	16,200	[1]Laboratory Corp. of America Holdings	0	1,358,370	1,358,370
6,000	0	6,000	LifePoint Hospitals, Inc.	231,960	0	231,960
0	61,500	61,500	Medicis Pharmaceutical Corp., Class A	0	2,354,835	2,354,835
4,500	0	4,500	Mettler-Toledo International, Inc.	691,200	0	691,200
0	61,500	61,500	[1]Mylan Laboratories, Inc.	0	1,203,555	1,203,555
10,000	30,000	40,000	Perrigo Co.	902,800	2,708,400	3,611,200
0	58,000	58,000	[1]Pharmasset, Inc.	0	4,083,200	4,083,200
0	38,400	38,400	Quality Systems, Inc.	0	1,494,144	1,494,144
0	18,500	18,500	[1]Regeneron Pharmaceuticals, Inc.	0	1,023,050	1,023,050
14,000	0	14,000	ResMed, Inc.	396,200	0	396,200
0	83,500	83,500	[1]Seattle Genetics, Inc.	0	1,837,000	1,837,000
0	248,400	248,400	[1]Universal American Financial Corp.	0	2,856,600	2,856,600
11,000	0	11,000	Universal Health Services, Inc., Class B	439,670	0	439,670
11,000	0	11,000	Vertex Pharmaceuticals, Inc.	435,490	0	435,490
0	37,900	37,900	[1]Watson Pharmaceuticals, Inc.	0	2,545,364	2,545,364
			TOTAL	5,748,090	44,355,603	50,103,693
			Industrials—13.7%
9,000	0	9,000	AGCO Corp.	394,470	0	394,470
7,000	0	7,000	Alaska Air Group, Inc.	465,710	0	465,710
18,000	0	18,000	AMETEK, Inc.	711,360	0	711,360
9,500	0	9,500	Carlisle Co.	396,340	0	396,340
10,000	53,400	63,400	[1]Clean Harbors, Inc.	582,700	3,111,618	3,694,318
5,000	0	5,000	Corporate Executive Board Co.	182,950	0	182,950
0	116,500	116,500	[1]Corrections Corp. of America	0	2,589,795	2,589,795
7,000	65,300	72,300	Crane Co.	308,770	2,880,383	3,189,153
0	99,900	99,900	Curtiss Wright Corp.	0	3,274,722	3,274,722
10,000	0	10,000	Deluxe Corp.	236,200	0	236,200
8,000	0	8,000	Donaldson Co., Inc.	512,400	0	512,400
0	32,500	32,500	[1]Esterline Technologies Corp.	0	1,816,750	1,816,750
0	48,000	48,000	Expeditors International Washington, Inc.	0	2,188,800	2,188,800
0	70,400	70,400	1FTI Consulting, Inc.	0	2,774,464	2,774,464
5,000	0	5,000	Gardner Denver, Inc.	386,650	0	386,650
0	58,800	58,800	[1]Genesee & Wyoming, Inc., Class A	0	3,481,548	3,481,548
0	103,100	103,100	[1]Geo Group, Inc.	0	1,879,513	1,879,513
6,000	0	6,000	Hubbell, Inc., Class B	358,740	0	358,740
11,000	0	11,000	Hunt (J.B.) Transportation Services, Inc.	465,410	0	465,410
0	18,000	18,000	1IHS, Inc., Class A	0	1,511,820	1,511,820
10,000	0	10,000	KBR, Inc.	279,100	0	279,100
11,000	0	11,000	Kansas City Southern Industries, Inc.	694,870	0	694,870
8,000	0	8,000	Lincoln Electric Holding, Inc.	291,200	0	291,200
9,000	0	9,000	MSC Industrial Direct Co., Inc., Class A	612,090	0	612,090
6,000	0	6,000	Nordson, Inc.	278,220	0	278,220
0	61,100	61,100	Pall Corp.	0	3,126,487	3,126,487
0	31,300	31,300	Parker-Hannifin Corp.	0	2,552,515	2,552,515
0	21,900	21,900	Roper Industries, Inc.	0	1,776,090	1,776,090
6,000	55,900	61,900	[1]Thomas & Betts Corp.	298,140	2,777,671	3,075,811
9,000	0	9,000	Timken Co.	379,080	0	379,080
4,000	0	4,000	Towers Watson & Co.	262,800	0	262,800
4,000	0	4,000	Triumph Group, Inc.	232,400	0	232,400
7,000	0	7,000	Wabtec Corp.	470,260	0	470,260
0	65,000	65,000	Waste Connections, Inc.	0	2,213,250	2,213,250
			TOTAL	8,799,860	37,955,426	46,755,286
			Information Technology—19.6%
0	42,399	42,399	[1]Acme Packet, Inc.	0	1,535,268	1,535,268
7,000	0	7,000	Alliance Data Systems Corp.	717,080	0	717,080
0	52,600	52,600	Altera Corp.	0	1,994,592	1,994,592
0	103,700	103,700	Analog Devices, Inc.	0	3,792,309	3,792,309
5,000	0	5,000	Ansys, Inc.	271,800	0	271,800
0	4,700	4,700	[1]Apple, Inc.	0	1,902,466	1,902,466
14,000	0	14,000	Arrow Electronics, Inc.	504,700	0	504,700
9,000	0	9,000	Avnet, Inc.	272,790	0	272,790
0	96,700	96,700	1BMC Software, Inc.	0	3,361,292	3,361,292
0	19,200	19,200	[1]Baidu.com, Inc., ADR	0	2,691,456	2,691,456
0	42,500	42,500	[1]Cognizant Technology Solutions Corp.	0	3,091,875	3,091,875
0	20,900	20,900	1F5 Networks, Inc.	0	2,172,555	2,172,555
7,000	0	7,000	FactSet Research Systems, Inc.	695,940	0	695,940
19,000	0	19,000	Fairchild Semiconductor Corp.	284,430	0	284,430
12,000	0	12,000	Gartner Group, Inc.	462,240	0	462,240
0	54,100	54,100	Intuit, Inc.	0	2,903,547	2,903,547
0	55,300	55,300	KLA-Tencor Corp.	0	2,604,077	2,604,077
9,000	0	9,000	Lam Research Corp.	386,910	0	386,910
0	64,900	64,900	1MICROS Systems Corp.	0	3,194,378	3,194,378
0	95,700	95,700	MKS Instruments, Inc.	0	2,549,448	2,549,448
8,000	0	8,000	MSCI, Inc. Class A	267,120	0	267,120
0	196,300	196,300	[1]Marvell Technology Group LTd.	0	2,746,237	2,746,237
0	66,042	66,042	Motorola, Inc.	0	3,098,030	3,098,030
15,000	0	15,000	NCR Corp.	285,600	0	285,600
0	43,200	43,200	[1]NetApp, Inc.	0	1,769,472	1,769,472
6,500	0	6,500	Plantronics, Inc.	217,165	0	217,165
45,000	0	45,000	RF Micro Devices, Inc.	330,300	0	330,300
0	40,400	40,400	[1]Riverbed Technology, Inc.	0	1,114,232	1,114,232
0	32,200	32,200	1SINA.com	0	2,617,538	2,617,538
0	49,300	49,300	[1]Sandisk Corp.	0	2,498,031	2,498,031
10,000	0	10,000	Semtech Corp.	244,200	0	244,200
11,000	0	11,000	Skyworks Solutions, Inc.	217,910	0	217,910
0	191,600	191,600	[1]Symantec Corp	0	3,259,116	3,259,116
4,000	0	4,000	Tech Data Corp.	196,720	0	196,720
0	250,300	250,300	[1,2]Teradyne, Inc.	0	3,584,296	3,584,296
14,000	0	14,000	Tibco Software, Inc.	404,460	0	404,460
0	26,300	26,300	1VMware, Inc., Class A	0	2,570,825	2,570,825
17,000	0	17,000	ValueClick, Inc.	299,200	0	299,200
0	88,900	88,900	[1]Verifone Systems, Inc.	0	3,752,469	3,752,469
0	75,400	75,400	[1]Western Digital Corp.	0	2,008,656	2,008,656
			TOTAL	6,058,565	60,812,165	66,870,730
			Materials—7.4%
0	33,600	33,600	Agrium, Inc.	0	2,764,944	2,764,944
9,000	0	9,000	Albemarle Corp.	479,610	0	479,610
6,500	0	6,500	Aptargroup, Inc.	311,805	0	311,805
9,000	0	9,000	Ashland, Inc.	476,640	0	476,640
0	18,600	18,600	CF Industries Holdings, Inc.	0	3,018,222	3,018,222
0	18,939	18,939	Cliffs Natural Resources, Inc.	0	1,292,018	1,292,018
6,000	0	6,000	Domtar Corp.	491,460	0	491,460
0	61,300	61,300	Eastman Chemical Co.	0	2,408,477	2,408,477
0	55,900	55,900	[1]Intrepid Potash, Inc.	0	1,555,697	1,555,697
0	44,298	44,298	Mosaic Co./The	0	2,594,091	2,594,091
2,000	0	2,000	Newmarket Corp.	388,280	0	388,280
9,000	0	9,000	Rock-Tenn Co., Class A	532,710	0	532,710
8,500	56,900	65,400	Silgan Holdings, Inc.	319,090	2,136,026	2,455,116
0	191,300	191,300	[1]Stillwater Mining Co.	0	2,173,168	2,173,168
17,000	0	17,000	Temple-Inland, Inc.	540,770	0	540,770
0	22,600	22,600	Walter Industries, Inc.	0	1,709,690	1,709,690
0	134,200	134,200	Yamana Gold, Inc.	0	2,008,974	2,008,974
			TOTAL	3,540,365	21,661,307	25,201,672
			Telecommunication Services—1.1%
0	82,700	82,700	BCE, Inc.	0	3,275,747	3,275,747
20,000	0	20,000	TW Telecom, Inc.	370,000	0	370,000
			TOTAL	370,000	3,275,747	3,645,747
			Utilities—2.0%
11,000	0	11,000	Alliant Energy Corp.	448,580	0	448,580
6,000	0	6,000	Cleco Corp.	221,220	0	221,220
10,500	0	10,500	NSTAR	473,445	0	473,445
10,400	0	10,400	National Fuel Gas Co.	637,416	0	637,416
0	100,800	100,800	Northeast Utilities Co.	0	3,484,656	3,484,656
14,000	0	14,000	OGE Energy Co.	724,360	0	724,360
21,000	0	21,000	Questar Corp.	404,670	0	404,670
13,000	0	13,000	UGI Corp.	372,710	0	372,710
			TOTAL	3,282,401	3,484,656	6,767,057
			TOTAL COMMON STOCKS (IDENTIFIED COST $299,524,661)	50,010,926	288,874,874	338,885,800
			MUTUAL FUND—3.1%
0	10,597,522	10,597,522	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	0	10,597,522	10,597,522
111,488	0	111,488	[3,4]Performance Money Market Fund, 0.029%	111,488	0	111,488
			TOTAL (at Net Asset Value)	111,488	10,597,522	10,709,010
			TOTAL INVESTMENTS—102.4% (IDENTIFIED COST $310,233,671)[6]	50,122,414	299,472,396	349,594,810
			OTHER ASSETS AND LIABILITIES - NET—(2.4)%[7,8]	960,939	(8,273,624)	(7,312,685)
			TOTAL NET ASSETS—100%	$51,083,353	$291,198,772	$342,282,125
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $311,474,938.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

As of October 31, 2011, all investments of the Performance Mid Cap Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
October 31, 2011 (unaudited)
	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$50,122,414	$299,472,396	$0		$349,594,810
Cash	(2,949)	16,198	0		13,249
Income receivable	15,917	66,751	0		82,668
Receivable for shares sold	1,001,136	72,627	0		1,073,763
Receivable for investments sold	0	2,676,199	0		2,676,199
Prepaid assets	23,664	0	(23,664)	(a)	0
Other assets	0	9,954	0		9,954
Total assets	51,160,182	302,314,125	(23,664)		353,450,643
Liabilities:
Payable for investments purchased	720	5,641,856	0		5,642,576
Payable for shares redeemed	0	260,492	0		260,492
Payable for collateral due to broker for securities lending	0	4,892,000	0		4,892,000
Payable for Directors'/Trustees' fees	0	381	0		381
Payable to adviser	31,872	0	0		31,872
Payable for distribution services fee	4,520	11,005	0		15,525
Payable for shareholder services fee	1,676	131,258	0		132,934
Accrued expenses	14,377	178,361	0		192,738
Total liabilities	53,165	11,115,353	0		11,168,518
Net Assets	$51,107,017	$291,198,772	($23,664)		$342,282,125
Net Assets Consists of:
Paid-in capital	$56,143,447	$290,538,623	($23,664)	(a)	$346,658,406
Net unrealized appreciation of investments	10,756,996	28,604,143	0		39,361,139
Accumulated net realized loss on investments and foreign currency transactions	(15,793,426)	(27,943,994)	0		(43,737,420)
Total Net Assets	$51,107,017	$291,198,772	($23,664)		$342,282,125

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$15,333,040	$245,822,501	$191,025	(a)/(b)	$261,346,566
Class B Shares	$198,216	$6,324,685	-$198,216	(b)	$6,324,685
Class C Shares	$0	$10,733,395	$0		$10,733,395
Class R Shares	$0	$1,483,326	$0		$1,483,326
Institutional Shares	$35,575,761	$26,834,865	-$16,473	(a)/(b)	$62,394,153

Shares Outstanding
Class A Shares	1,480,809	7,219,325	(1,024,889)	(b)	7,675,245
Class B Shares	22,819	214,563	(22,819)	(b)	214,563
Class C Shares	-	360,098	-		360,098
Class R Shares	-	44,241	-		44,241
Institutional Shares	3,286,825	784,599	(2,247,080)	(b)	1,824,344

Net Asset Value Per Share
Class A Shares	$10.35	$34.05	-		$34.05
Class B Shares	$8.69	$29.48	-		$29.48
Class C Shares		$29.81	-		$29.81
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$10.82	$34.20	-		$34.20

Offering Price Per Share
Class A Shares	$10.92*	$36.03**	-		$36.03**
Class B Shares	$8.69	$29.48	-		$29.48
Class C Shares		$29.81	-		$29.81
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$10.82	$34.20	-		$34.20

Redemption Proceeds Per Share
Class A Shares	$10.35	$34.05	-		$34.05
Class B Shares	$8.25***	$27.86****	-		$27.86****
Class C Shares	-	$29.51*****	-		$29.51*****
Class R Shares	-	$33.53	-		$33.53
Institutional Shares	$10.82	$34.20	-		$34.20

Investments, at identified cost	$39,365,418	$270,868,253	$0		$310,233,671

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value
**** Computation of redemption proceeds per share: 94.50/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
October 31, 2011 (unaudited)
	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $9,370 received from an affiliated holding and net of foreign taxes withheld of $38,922)	$673,636	$1,810,369	$0		$2,484,005
Interest (including income on securities loaned of $171,073)	181	180,782	0		180,963
Other income	9,455	0	0		9,455
Total Investment Income	683,272	1,991,151	0		2,674,423
Expenses:
Investment advisory fee	493,984	2,566,173	0		3,060,157
Administrative fee	37,804	310,000	(29,548)	(a)	318,256
Custodian fees	26,346	79,284	(15,939)	(b)	89,691
Transfer and dividend disbursing agent fees and expenses- Class A Shares	39,372	569,097	(4,696)	(c)	603,773
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	21,373	0		21,373
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	27,026	0		27,026
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	2,934	0		2,934
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	51,487	71,956	(d)	123,443
Directors'/Trustees' fees	5,575	4,356	(5,531)	(e)	4,400
Auditing fees	13,051	23,000	(13,051)	(f)	23,000
Legal fees	10,170	6,160	(7,391)	(g)	8,939
Portfolio accounting fees	36,239	135,389	(10,486)	(h)	161,142
Distribution services fee - A Shares	58,233	0	(58,233)	(i)	0
Distribution services fee - B Shares	2,794	59,820	(2,794)	(j)	59,820
Distribution services fee - C Shares	0	88,928	0		88,928
Distribution services fee - R Shares	0	3,844	0		3,844
Shareholder services fee - A Shares	0	676,114	38,738	(k)	714,852
Shareholder services fee - B Shares	0	19,940	0		19,940
Shareholder services fee - C Shares	0	28,570	0		28,570
Shareholder services fee - IS Shares	27,461	0	(27,461)	(l)	0
Account administration fee- A Shares	0	23,928	1,371	(m)	25,299
Account administration fee- C Shares	0	996	0		996
Share registration costs	31,165	82,890	(31,165)	(n)	82,890
Printing and postage	6,856	66,071	4,143	(o)	77,070
Chief Compliance Officer	7,690	0	(7,690)	(p)	0
Insurance premiums	0	4,805	0		4,805
Miscellaneous	8,856	8,225	(6,081)	(q)	11,000
Total Expenses	805,596	4,860,410	(103,858)		5,562,148

Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee	0	(469,920)	(75,604)	(r)	(545,524)
Waiver of administrative fee	0	(49,620)	41,868	(s)	(7,752)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	(184,644)	(12,995)	(t)	(197,639)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	(11,341)	0		(11,341)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	(12,009)	0		(12,009)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	(9,568)	(7,156)	(u)	(16,724)
Reimbursement of distribution services fee – Class A Shares	(16,638)	0	16,638	(v)	0
Fee paid indirectly from directed brokerage arrangements	0	(25,329)	0		(25,329)
Total Waivers, Reimbursement and Reduction	(16,638)	(762,431)	(37,249)		(816,318)
Net Expenses	788,958	4,097,979	(141,107)		4,745,830
Net Investment Income (Loss)	(105,686)	(2,106,828)	141,107		(2,071,407)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	8,760,192	43,000,799	0		51,760,991
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(2,545,248)	(19,992,577)	0		(22,537,825)
Net realized and unrealized gain on investments and foreign currency transactions	6,214,944	23,008,222	0		29,223,166
Change in net assets resulting from operations	$6,109,258	$20,901,394	$141,107		$27,151,759

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended October 31, 2011 (unaudited)

Note 1. Description of the Funds

The Performance Mid Cap Equity Fund is a portfolio of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Mid Cap Equity Fund consists of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Performance Mid Cap Equity Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended October 31, 2011, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund each paid investment advisory fees computed at the annual rate of 0.75% of average daily net assets.

The investment advisers of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Mid Cap Equity Fund, the Fund’s value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 450,101 Class A Shares, 5,819 Class A Shares and 1,039,745 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 1,480,809 Class A Shares, 22,819 Class B Shares and 3,286,825 Institutional Class Shares, respectively, of the Performance Mid Cap Equity Fund, which would have been outstanding at October 31, 2011 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Mid Cap Equity Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(e)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(f)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect removal of distribution fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(j)	Adjustment to reflect removal of distribution fees for the Performance Mid Cap Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired fund are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(k)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(l)	Adjustment to reflect removal of shareholder services fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(m)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(n)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(o)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(q)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(r)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. While Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(s)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(t)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(u)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(v)	Adjustment to remove the waiver of distribution fees for the Performance Mid Cap Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the six months ended April 30, 2012. The Performance Mid Cap Equity Fund (the “Acquired Fund”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2011 to April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class shares of the Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, and reflect all adjustments which are necessary to a fair statement of the results of operations for the interim period presented. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Portfolios of Investments
April 30, 2012 (unaudited)

Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Pro Forma Combined		Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Pro Forma Combined
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS—97.7%
			Consumer Discretionary—21.8%
10,000	0	10,000	Aaron's, Inc.	$271,700	$0	$271,700
4,000	0	4,000	Advance Auto Parts	367,200	0	367,200
10,000	176,950	186,950	[1]Ascena Retail Group, Inc.	204,800	3,623,936	3,828,736
0	39,100	39,100	[1]Bed Bath & Beyond, Inc.	0	2,752,249	2,752,249
16,000	0	16,000	Brinker International, Inc.	503,520	0	503,520
8,000	0	8,000	Cheesecake Factory, Inc.	252,000	0	252,000
0	3,800	3,800	[1]Chipotle Mexican Grill, Inc.	0	1,573,770	1,573,770
0	30,200	30,200	Coach, Inc.	0	2,209,432	2,209,432
9,500	0	9,500	Dick's Sporting Good, Inc.	480,700	0	480,700
0	70,703	70,703	[1]Discovery Communications, Inc.	0	3,847,657	3,847,657
2,000	0	2,000	Dollar Tree, Inc.	203,320	0	203,320
0	50,450	50,450	Expedia, Inc.	0	2,150,684	2,150,684
0	109,700	109,700	Finish Line, Inc., Class A	0	2,441,922	2,441,922
17,000	0	17,000	Foot Locker, Inc.	520,030	0	520,030
0	34,900	34,900	[1]Genesco, Inc.	0	2,617,500	2,617,500
0	64,476	64,476	HSN, Inc.	0	2,495,221	2,495,221
0	44,300	44,300	Harman International Industries, Inc.	0	2,196,394	2,196,394
0	61,500	61,500	Hasbro, Inc.	0	2,259,510	2,259,510
0	56,700	56,700	[1]Hyatt Hotels Corp.	0	2,439,801	2,439,801
0	88,600	88,600	Johnson Controls, Inc.	0	2,832,542	2,832,542
0	41,900	41,900	[1]Jos A. Bank Clothiers, inc.	0	1,992,345	1,992,345
0	52,200	52,200	Kohl’s Corp.	0	2,616,786	2,616,786
8,000	0	8,000	LKQ Corp.	267,600	0	267,600
0	103,000	103,000	Leggett and Platt, Inc.	0	2,242,310	2,242,310
0	34,043	34,043	[1]Liberty Media Corp.	0	2,976,720	2,976,720
0	85,500	85,500	Macy’s, Inc.	0	3,507,210	3,507,210
0	183,200	183,200	[1]Melco PBL Entertainment (Macau) Ltd., ADR	0	2,843,264	2,843,264
0	53,000	53,000	Nordstrom, Inc.	0	2,960,580	2,960,580
6,000	0	6,000	PVH Corp.	532,800	0	532,800
4,000	16,200	20,200	[1]Panera Bread Co.	631,680	2,558,304	3,189,984
16,000	0	16,000	Petsmart, Inc.	932,160	0	932,160
6,000	0	6,000	Polaris Industries, Inc.	476,640	0	476,640
10,000	0	10,000	Rent-A-Center, Inc.	342,100	0	342,100
0	80,100	80,100	Royal Caribbean Cruises Ltd.	0	2,192,337	2,192,337
4,000	0	4,000	Scholastic Corp.	122,200	0	122,200
0	64,201	64,201	Scripps Networks Interactive	0	3,224,174	3,224,174
25,000	0	25,000	Service Corp. International	289,500	0	289,500
6,000	0	6,000	Signet Jewelers Ltd.	292,620	0	292,620
7,000	0	7,000	Tractor Supply Co.	688,870	0	688,870
0	71,817	71,817	[1]Tumi Holdings, Inc.	0	1,829,179	1,829,179
9,000	40,300	49,300	Tupperware Brands Corp.	560,610	2,510,287	3,070,897
5,000	0	5,000	Wiley (John) & Sons, Inc., Class A	225,950	0	225,950
13,000	0	13,000	Williams-Sonoma, Inc.	502,970	0	502,970
			TOTAL	8,668,970	64,894,114	73,563,084
			Consumer Staples—5.0%
0	38,700	38,700	Bunge Ltd.	0	2,496,150	2,496,150
13,000	0	13,000	Church and Dwight, Inc.	660,400	0	660,400
0	57,500	57,500	ConAgra Foods, Inc.	0	1,484,650	1,484,650
12,000	53,400	65,400	Corn Products International, Inc.	684,720	3,047,004	3,731,724
3,000	0	3,000	Energizer Holdings, Inc.	213,990	0	213,990
0	48,800	48,800	Estee Lauder Cos., Inc., Class A	0	3,189,080	3,189,080
0	41,900	41,900	Herbalife Ltd.	0	2,946,408	2,946,408
8,000	22,595	30,595	[1]Monster Beverage Co.	519,680	1,467,771	1,987,451
15,000	0	15,000	Smithfield Foods, Inc.	314,400	0	314,400
			TOTAL	2,393,190	14,631,063	17,024,253
			Energy—7.7%
10,000	0	10,000	Atwood Oceanics, Inc.	443,300	0	443,300
0	55,800	55,800	[1]Cameron International Corp.	0	2,859,750	2,859,750
2,000	0	2,000	Cimarex Energy Co.	138,220	0	138,220
0	79,800	79,800	[1]Denbury Resources, Inc.	0	1,519,392	1,519,392
0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	2,940,272	2,940,272
9,000	0	9,000	Helix Energy Solutions	183,690	0	183,690
0	136,700	136,700	1McDermott International, Inc.	0	1,544,710	1,544,710
0	145,000	145,000	[1]Nabors Industries Ltd.	0	2,414,250	2,414,250
14,000	47,100	61,100	Oceaneering International, Inc.	722,820	2,431,773	3,154,593
6,000	0	6,000	Oil States International Inc.	477,480	0	477,480
0	106,071	106,071	Paramount Resources Ltd.	0	2,863,708	2,863,708
0	52,600	52,600	Peabody Energy Corp.	0	1,636,386	1,636,386
10,000	0	10,000	Plains Exploration & Products	408,500	0	408,500
3,500	0	3,500	SM Energy Co.	231,385	0	231,385
0	35,300	35,300	Tidewater, Inc.	0	1,942,559	1,942,559
0	68,800	68,800	Transocean Ltd.	0	3,466,832	3,466,832
			TOTAL	2,605,395	23,619,632	26,225,027
			Financials—7.1%
6,500	0	6,500	Affiliated Managers Group, Inc.	738,530	0	738,530
4,500	0	4,500	Alexandria Real Estate Equities, Inc.	337,140	0	337,140
15,000	0	15,000	American Financial Group, Inc.	583,800	0	583,800
0	26,600	26,600	American Tower Corp.	0	1,744,428	1,744,428
8,500	0	8,500	BRE Properties	446,250	0	446,250
15,000	0	15,000	Berkley, W.R. Corp.	564,900	0	564,900
6,000	0	6,000	Camden Property Trust	406,020	0	406,020
10,000	0	10,000	Commerce Bancshares	401,000	0	401,000
0	103,200	103,200	Discover Financial Services	0	3,498,480	3,498,480
11,000	0	11,000	East West Bancorp Inc.	250,470	0	250,470
2,500	0	2,500	Everest Re Group Ltd.	247,750	0	247,750
25,000	0	25,000	Fidelity National Title	481,750	0	481,750
12,000	0	12,000	HCC Insurance Holdings, Inc.	383,520	0	383,520
0	103,879	103,879	Invesco Ltd.	0	2,580,355	2,580,355
0	313,400	313,400	Janus Capital Group, Inc.	0	2,375,572	2,375,572
0	336,900	336,900	KeyCorp	0	2,708,676	2,708,676
8,000	0	8,000	Liberty Property Trust	291,600	0	291,600
12,000	0	12,000	Macerich Company	738,840	0	738,840
0	35,200	35,200	Post Properties, Inc.	0	1,714,240	1,714,240
9,000	0	9,000	Protective Life Corp.	263,340	0	263,340
10,000	0	10,000	Raymond James Financial, Inc.	366,200	0	366,200
18,000	0	18,000	Rayonier, Inc.	816,300	0	816,300
9,000	0	9,000	Reinsurance Group of America	523,260	0	523,260
4,500	0	4,500	SL Green Realty Corp.	370,980	0	370,980
5,000	0	5,000	SVB Financial Group	320,450	0	320,450
4,000	0	4,000	Signature Bank	262,760	0	262,760
6,000	0	6,000	Taubman Centers, Inc.	463,080	0	463,080
14,000	0	14,000	UDR, Inc.	368,620	0	368,620
			TOTAL	9,626,560	14,621,751	24,248,311
			Health Care—12.8%
0	55,400	55,400	[1]Agilent Technologies, Inc.	0	2,336,772	2,336,772
0	22,200	22,200	[1]Alexion Pharmaceuticals, Inc.	0	2,005,104	2,005,104
0	29,400	29,400	Allergan, Inc.	0	2,822,400	2,822,400
0	47,900	47,900	[1]Amerigroup Corp.	0	2,958,304	2,958,304
0	174,600	174,600	[1]Ariad Pharmaceuticals, Inc.	0	2,845,980	2,845,980
0	91,700	91,700	[1]Centene Corp.	0	3,630,403	3,630,403
8,000	0	8,000	Endo Pharmaceuticals Holdings, Inc.	281,120	0	281,120
0	57,600	57,600	[1,2]Express Scripts, Inc., Class A	0	3,213,504	3,213,504
11,000	0	11,000	Henry Schein, Inc.	844,140	0	844,140
0	31,900	31,900	Humana, Inc.	0	2,573,692	2,573,692
0	660,800	660,800	[1]Idenix Pharmaceuticals, Inc.	0	5,795,216	5,795,216
8,000	0	8,000	INDEXX Laboratories, Inc.	703,440	0	703,440
6,000	0	6,000	LifePoint Hospitals, Inc.	234,120	0	234,120
4,500	0	4,500	Mettler-Toledo International, Inc.	806,940	0	806,940
0	47,200	47,200	[1]Molina Healthcare, Inc.	0	1,210,680	1,210,680
0	131,600	131,600	[1]Mylan Laboratories, Inc.	0	2,857,036	2,857,036
0	71,300	71,300	St. Jude Medical, Inc.	0	2,760,736	2,760,736
11,000	0	11,000	Universal Health Services, Inc., Class B	469,810	0	469,810
4,000	0	4,000	Vertex Pharmaceuticals, Inc.	153,920	0	153,920
0	188,500	188,500	[1]Vivus, Inc.	0	4,565,470	4,565,470
5,000	0	5,000	Wellcare Group, Inc.	305,900	0	305,900
			TOTAL	3,799,390	39,575,297	43,374,687
			Industrials—16.4%
9,000	0	9,000	AGCO Corp.	419,220	0	419,220
14,000	0	14,000	Alaska Air Group, Inc.	473,200	0	473,200
18,000	0	18,000	AMETEK, Inc.	905,940	0	905,940
9,000	0	9,000	BE Aerospace, Inc.	423,270	0	423,270
9,500	0	9,500	Carlisle Co.	523,070	0	523,070
8,000	39,400	47,400	[1]Clean Harbors, Inc.	545,920	2,688,656	3,234,576
5,000	0	5,000	Corporate Executive Board Co.	206,850	0	206,850
0	116,500	116,500	[1]Corrections Corp. of America	0	3,365,685	3,365,685
7,000	59,400	66,400	Crane Co.	308,910	2,621,322	2,930,232
0	99,900	99,900	Curtiss Wright Corp.	0	3,525,471	3,525,471
0	59,200	59,200	Danaher Corp.	0	3,209,824	3,209,824
16,000	0	16,000	Donaldson Co., Inc.	554,560	0	554,560
0	51,100	51,100	[1]Esterline Technologies Corp.	0	3,499,839	3,499,839
0	31,500	31,500	Expeditors International Washington, Inc.	0	1,260,000	1,260,000
0	129,000	129,000	[1]Foster Wheeler AG	0	2,967,000	2,967,000
0	54,375	54,375	Heico Corp.	0	2,192,400	2,192,400
6,000	0	6,000	Hubbell, Inc., Class B	481,440	0	481,440
11,000	0	11,000	Hunt (J.B.) Transportation Services, Inc.	608,630	0	608,630
0	71,600	71,600	IDEX Corp.	0	3,100,996	3,100,996
14,000	0	14,000	KBR, Inc.	474,040	0	474,040
8,000	0	8,000	Kansas City Southern Industries, Inc.	616,160	0	616,160
6,000	0	6,000	Kennametal	253,380	0	253,380
3,000	0	3,000	Kirby Corp.	199,110	0	199,110
12,000	0	12,000	Lincoln Electric Holding, Inc.	588,120	0	588,120
9,000	0	9,000	MSC Industrial Direct Co., Inc., Class A	663,390	0	663,390
0	126,700	126,700	Newalta, Inc.	0	1,812,290	1,812,290
0	49,100	49,100	Pall Corp.	0	2,926,851	2,926,851
0	40,300	40,300	Parker-Hannifin Corp.	0	3,533,907	3,533,907
0	86,900	86,900	[1]Quanta Services, Inc.	0	1,922,228	1,922,228
0	34,400	34,400	Roper Industries, Inc.	0	3,505,360	3,505,360
9,000	0	9,000	Timken Co.	508,590	0	508,590
6,000	0	6,000	Towers Watson & Co.	392,400	0	392,400
6,000	0	6,000	Triumph Group, Inc.	376,920	0	376,920
2,500	0	2,500	Valmont Industries, Inc.	309,825	0	309,825
7,000	0	7,000	Wabtec Corp.	544,460	0	544,460
0	116,075	116,075	Xylem, Inc.	0	3,236,171	3,236,171
			TOTAL	10,377,405	45,368,000	55,745,405
			Information Technology—18.5%
0	73,100	73,100	1ACI Worldwide, Inc.	0	2,913,766	2,913,766
7,000	24,500	31,500	Alliance Data Systems Corp.	899,430	3,148,005	4,047,435
7,000	0	7,000	Ansys, Inc.	469,490	0	469,490
0	2,900	2,900	[1]Apple, Inc.	0	1,694,296	1,694,296
14,000	0	14,000	Arrow Electronics, Inc.	588,700	0	588,700
9,000	0	9,000	Avnet, Inc.	324,720	0	324,720
0	69,400	69,400	[1]Broadcom Corp.	0	2,540,040	2,540,040
0	19,400	19,400	1F5 Networks, Inc.	0	2,598,242	2,598,242
5,000	0	5,000	FactSet Research Systems, Inc.	524,300	0	524,300
8,000	0	8,000	Gartner Group, Inc.	350,400	0	350,400
0	59,900	59,900	Global Payments, inc.	0	2,781,157	2,781,157
0	58,079	58,079	IAC Interactive Corp.	0	2,796,504	2,796,504
0	46,700	46,700	Intuit, Inc.	0	2,707,199	2,707,199
0	55,300	55,300	KLA-Tencor Corp.	0	2,883,895	2,883,895
9,000	0	9,000	Lam Research Corp.	374,850	0	374,850
0	41,100	41,100	1MICROS Systems Corp.	0	2,335,713	2,335,713
8,000	0	8,000	MSCI, Inc. Class A	292,720	0	292,720
0	196,300	196,300	[1]Marvell Technology Group Ltd.	0	2,946,463	2,946,463
15,000	0	15,000	NCR Corp.	352,500	0	352,500
0	173,600	173,600	1NVIDIA Corp.	0	2,256,800	2,256,800
0	54,500	54,500	[1]NetApp, Inc.	0	2,116,235	2,116,235
0	276,000	276,000	1ON Semiconductor Corp.	0	2,279,760	2,279,760
0	284,800	284,800	1PMC-Sierra, Inc.	0	2,013,536	2,013,536
6,500	0	6,500	Plantronics, Inc.	249,080	0	249,080
5,000	0	5,000	Rackspace Hosting Inc.	290,450	0	290,450
0	88,200	88,200	[1]Riverbed Technology, Inc.	0	1,740,186	1,740,186
0	65,300	65,300	[1]Sandisk Corp.	0	2,416,753	2,416,753
10,000	0	10,000	Semtech Corp.	272,600	0	272,600
0	154,100	154,100	[1]Symantec Corp	0	2,545,732	2,545,732
0	61,700	61,700	[1]Synaptics, Inc.	0	1,894,807	1,894,807
12,000	0	12,000	Synopsys, Inc.	360,120	0	360,120
6,000	0	6,000	Tech Data Corp.	322,740	0	322,740
0	29,249	29,249	[1]Teradata Corp.	0	2,040,995	2,040,995
11,000	0	11,000	Tibco Software, Inc.	361,900	0	361,900
0	28,300	28,300	1VMware, Inc., Class A	0	3,161,676	3,161,676
17,000	0	17,000	ValueClick, Inc.	360,060	0	360,060
0	35,300	35,300	[1]Verifone Systems, Inc.	0	1,681,692	1,681,692
0	72,400	72,400	[1]Western Digital Corp.	0	2,809,844	2,809,844
			TOTAL	6,394,060	56,303,296	62,697,356
			Materials—6.8%
9,000	0	9,000	Albemarle Corp.	587,700	0	587,700
6,500	0	6,500	Aptargroup, Inc.	354,315	0	354,315
9,000	0	9,000	Ashland, Inc.	592,830	0	592,830
0	60,700	60,700	Ball Corp.	0	2,534,832	2,534,832
0	53,800	53,800	Cabot Corp.	0	2,320,394	2,320,394
0	37,958	37,958	Cliffs Natural Resources, Inc.	0	2,363,265	2,363,265
4,000	0	4,000	Cytec Industries Inc.	254,280	0	254,280
6,000	0	6,000	Domtar Corp.	524,880	0	524,880
0	44,900	44,900	Eastman Chemical Co.	0	2,423,253	2,423,253
2,000	11,200	13,200	Newmarket Corp.	446,440	2,500,064	2,946,504
9,000	0	9,000	Rock-Tenn Co., Class A	560,970	0	560,970
4,000	0	4,000	Sensient Technologies	148,600	0	148,600
8,500	21,300	29,800	Silgan Holdings, Inc.	372,895	934,431	1,307,326
0	429,300	429,300	[1]Stillwater Mining Co.	0	4,606,389	4,606,389
0	23,100	23,100	Westlake Chemical Corp.	0	1,477,245	1,477,245
3,000	0	3,000	Wright Express Corp.	191,460	0	191,460
			TOTAL	4,034,370	19,159,873	23,194,243
			Telecommunication Services—0.9%
0	47,300	47,300	[1]Crown Castle International Corp.	0	2,677,653	2,677,653
20,000	0	20,000	TW Telecom, Inc.	435,600	0	435,600
			TOTAL	435,600	2,677,653	3,113,253
			Utilities—0.7%
11,000	0	11,000	Alliant Energy Corp.	497,640	0	497,640
6,000	0	6,000	Cleco Corp.	244,800	0	244,800
13,776	0	13,776	Northeast Utilities	506,544	0	506,544
14,000	0	14,000	OGE Energy Co.	755,440	0	755,440
21,000	0	21,000	Questar Corp.	414,750	0	414,750
			TOTAL	2,419,174	0	2,419,174
			TOTAL COMMON STOCKS (IDENTIFIED COST $285,317,237)	50,754,114	280,850,679	331,604,793
			MUTUAL FUNDS—1.7%
0	4,071,734	4,071,734	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	0	4,071,734	4,071,734
1,815,877	0	1,815,877	[3,4]Performance Money Market Fund, 0.029%	1,815,877	0	1,815,877
			TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	1,815,877	4,071,734	5,887,611
			TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $291,204,848)[6]	52,569,991	284,922,413	337,492,404
			OTHER ASSETS AND LIABILITIES - NET—0.6%[7,8]	(44,176)	1,965,805	1,921,629
			TOTAL NET ASSETS—100%	$52,525,815	$286,888,218	$339,414,033
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $291,204,848.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

As of April 30, 2012, all investments of the Performance Mid Cap Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:
ADR - American Depositary Receipt

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
April 30, 2012 (unaudited)
	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$52,569,991	$284,922,413	$0		$337,492,404
Income receivable	12,910	59,664	0		72,574
Receivable for shares sold	0	76,494	0		76,494
Receivable for investments sold	0	8,138,927	0		8,138,927
Prepaid assets	13,893	0	(13,893)	(a)	0
Other assets	0	9,506	0		9,506
Total assets	52,596,794	293,207,004	(13,893)		345,789,905
Liabilities:
Payable for investments purchased	0	3,900,232	0		3,900,232
Payable for shares redeemed	0	440,331	0		440,331
Payable for collateral due to broker for securities lending	0	1,717,500	0		1,717,500
Payable for Directors'/Trustees' fees	729	625	0		1,354
Payable to adviser	31,901	0	0		31,901
Payable for distribution services fee	4,738	10,904	0		15,642
Payable for shareholder services fee	1,482	128,923	0		130,405
Accrued expenses	18,236	120,271	0		138,507
Total liabilities	57,086	6,318,786	0		6,375,872
Net Assets	$52,539,708	$286,888,218	($13,893)		$339,414,033
Net Assets Consists of:
Paid-in capital	$52,210,352	$266,260,980	($13,893)	(a)	$318,457,439
Net unrealized appreciation of investments	13,601,595	32,685,960	0		46,287,555
Accumulated net realized loss on investments and foreign currency transactions	(13,115,472)	(11,531,345)	0		(24,646,817)
Accumulated net investment income (loss)	(156,767)	(527,377)	0		(684,144)
Total Net Assets	$52,539,708	$286,888,218	($13,893)		$339,414,033

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$16,415,502		$241,919,440		$107,291	(a)/(b)	$258,442,233
Class B Shares	$111,661		$5,399,707		-$111,661	(b)	$5,399,707
Class C Shares			$10,686,533		$0		$10,686,533
Class R Shares			$2,010,540		$0		$2,010,540
Institutional Shares	$36,012,545		$26,871,998		-$9,523	(a)/(b)	$62,875,020

Shares Outstanding
Class A Shares	1,427,455		6,627,604		(974,776)	(b)	7,080,283
Class B Shares	11,618		171,520		(11,618)	(b)	171,520
Class C Shares	-		335,699		-		335,699
Class R Shares	-		56,076		-		56,076
Institutional Shares	2,992,879		732,015		(2,012,137)	(b)	1,712,757

Net Asset Value Per Share
Class A Shares	$11.50		$36.50		-		$36.50
Class B Shares	$9.61		$31.48		-		$31.48
Class C Shares	-		$31.83		-		$31.83
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$12.03		$36.71		-		$36.71

Offering Price Per Share
Class A Shares	$12.14	*	$38.62	**	-		$38.62	**
Class B Shares	$9.61		$31.78		-		$31.78
Class C Shares	-		$31.83		-		$31.83
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$12.03		$36.71		-		$36.71

Redemption Proceeds Per Share
Class A Shares	$11.50		$36.50		-		$36.50
Class B Shares	9.13	***	$29.75	****	-		$29.75	****
Class C Shares	-		$31.51	*****	-		$31.51	*****
Class R Shares	-		$35.85		-		$35.85
Institutional Shares	$12.03		$36.71		-		$36.71

Investments, at identified cost	$38,968,395		$252,236,453		$0		$291,204,848

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value.
**** Computation of redemption proceeds per share: 94.5/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
April 30, 2012 (unaudited)
Performance Mid Cap Equity Fund		Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $2,524 received from an affiliated holding and net of foreign taxes withheld of $6,930)	$216,783	$1,278,210	$0		$1,494,993
Interest income on securities loaned	0	14,452	0		14,452
Total Investment Income	216,783	1,292,662	0		1,509,445
Expenses:
Investment advisory fee	189,907	1,093,940	(0)		1,283,847
Administrative fee	14,570	154,154	(14,570)	(a)	154,154
Custodian fees	10,136	24,518	(5,880)	(b)	28,774
Transfer and dividend disbursing agent fees and expenses- Class A Shares	19,406	228,777	(4,869)	(c)	243,314
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	8,259	0		8,259
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	11,074	0		11,074
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	3,137	0		3,137
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	17,983	23,195	(d)	41,178
Directors'/Trustees' fees	2,651	1,512	(2,651)	(e)	1,512
Auditing fees	3,985	11,437	(3,985)	(f)	11,437
Legal fees	15,155	4,039	(15,155)	(g)	4,039
Portfolio accounting fees	17,393	62,536	(6,530)	(h)	73,399
Distribution services fee - A Shares	27,102	0	(27,102)	(i)	0
Distribution services fee - B Shares	757	22,381	(757)	(j)	22,381
Distribution services fee - C Shares	0	40,468	0		40,468
Distribution services fee - R Shares	0	4,509	0		4,509
Shareholder services fee - A Shares	0	288,429	18,327	(k)	306,756
Shareholder services fee - B Shares	0	7,460	0		7,460
Shareholder services fee - C Shares	0	13,116	0		13,116
Shareholder services fee - IS Shares	9,253	0	(9,253)	(l)	0
Account administration fee- A Shares	0	10,475	664	(m)	11,139
Account administration fee- C Shares	0	379	0		379
Share registration costs	16,327	35,088	(16,327)	(n)	35,088
Printing and postage	2,120	30,208	3,121	(o)	35,449
Chief Compliance Officer	2,855	0	(2,855)	(p)	0
Insurance premiums	0	2,171	0		2,171
Miscellaneous	5,465	7,418	(5,465)	(q)	7,418
Total Expenses	337,082	2,083,468	(70,092)		2,350,458

Waivers and Reimbursements
Waiver/reimbursement of investment adviser fee	0	(117,452)	(15,091)	(r)	(132,543)
Waiver of administrative fee	0	(30,863)	(5,368)	(s)	(36,231)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	(99,373)	(6,330)	(t)	(105,703)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	(5,282)	0		(5,282)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	(5,770)	0		(5,770)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	(4,689)	(6,039)	(u)	(10,728)
Reimbursement of distribution services fee – Class A Shares	(7,744)	0	7,744	(v)	0
Total Waivers and Reimbursements	(7,744)	(263,429)	(25,084)		(296,257)
Net Expenses	329,338	1,820,039	(95,176)		2,054,201
Net Investment Income (Loss)	(112,555)	(527,377)	95,176		(544,756)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	2,633,884	16,412,649	0		19,046,533
Net change in unrealized appreciation of investments	2,844,599	4,081,817	0		6,926,416
Net realized and unrealized gain on investments and foreign currency transactions	5,478,483	20,494,466	0		25,972,949
Change in net assets resulting from operations	$5,365,928	$19,967,089	$95,176		$25,428,193

(See Notes to Pro Forma Financial Statements)

Performance Mid Cap Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended April 30, 2012 (unaudited)

Note 1. Description of the Funds

The Performance Mid Cap Equity Fund is a portfolio of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Mid Cap Equity Fund consists of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the six months ended April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Performance Mid Cap Equity Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended April 30, 2012, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund each paid investment advisory fees computed at the annual rate of 0.75% of average daily net assets.

The investment advisers of the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Mid Cap Equity Fund, the Fund’s value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 449,621Class A Shares, 3,058 Class A Shares and 980,742 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 1,427,455 Class A Shares, 11,618 Class B Shares and 2,992,879 Institutional Class Shares, respectively, of the Performance Mid Cap Equity Fund, which would have been outstanding at April 30, 2012 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Mid Cap Equity Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(e)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(f)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect removal of distribution fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(j)	Adjustment to reflect removal of distribution fees for the Performance Mid Cap Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired fund are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(k)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(l)	Adjustment to reflect removal of shareholder services fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(m)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(n)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(o)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(q)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(r)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(s)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(t)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(u)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(v)	Adjustment to remove the waiver of distribution fees for the Performance Mid Cap Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED OCTOBER 31, 2011 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended October 31, 2011. The Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund (each an “Acquired Fund” and, collectively, as applicable, the “Acquired Funds”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2010 to October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class shares of each Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

	Performance Leaders Equity Fund
	Performance Mid Cap Equity Fund
	Federated Mid Cap Growth Strategies Fund
	Pro Forma Combining Portfolios of Investments
	October 31, 2011 (unaudited)
Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined		Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined

Shares	Shares	Shares	Shares		Value	Value	Value	Value
				COMMON STOCKS—98.9%
				Consumer Discretionary—20.7%
0	15,000	0	15,000	Aaron's, Inc.	$0	$401,400	$0	$401,400
0	0	33,200	33,200	Abercrombie & Fitch Co., Class A	0	0	2,470,080	2,470,080
0	8,000	0	8,000	American Greeting Corp., Class A	0	128,080	0	128,080
0	0	77,821	77,821	[1,2]Ascena Retail Group, Inc.	0	0	2,249,027	2,249,027
2,000	0	5,200	7,200	[1]AutoZone, Inc.	647,180	0	1,682,668	2,329,848
11,000	0	39,100	50,100	[1]Bed Bath & Beyond, Inc.	680,240	0	2,417,944	3,098,184
0	9,000	0	9,000	BorgWarner, Inc.	0	688,410	0	688,410
0	16,000	0	16,000	Brinker International, Inc.	0	366,400	0	366,400
0	8,000	0	8,000	Cheesecake Factory, Inc.	0	223,920	0	223,920
0	0	4,700	4,700	[1]Chipotle Mexican Grill, Inc.	0	0	1,579,764	1,579,764
0	0	30,200	30,200	Coach, Inc.	0	0	1,965,114	1,965,114
0	0	23,300	23,300	[1]Deckers Outdoor Corp.	0	0	2,685,092	2,685,092
0	9,500	0	9,500	Dick's Sporting Good, Inc.	0	371,355	0	371,355
15,000	0	0	15,000	DIRECTV, Group, Inc.	681,900	0	0	681,900
0	0	60,879	60,879	[1]Discovery Communications, Inc.	0	0	2,645,801	2,645,801
9,000	13,000	0	22,000	Dollar Tree, Inc.	719,640	1,039,480	0	1,759,120
0	0	77,000	77,000	Expedia, Inc.	0	0	2,022,020	2,022,020
0	3,000	0	3,000	Fossil, Inc.	0	310,980	0	310,980
0	10,000	0	10,000	Gentex Corp.	0	301,200	0	301,200
0	0	131,300	131,300	International Game Technology	0	0	2,309,567	2,309,567
0	0	52,200	52,200	Kohl’s Corp.	0	0	2,767,122	2,767,122
0	0	35,700	35,700	[1]Liberty Media Corp.	0	0	2,742,474	2,742,474
26,000	0	85,500	111,500	Macy’s, Inc.	793,780	0	2,610,315	3,404,095
0	0	254,600	254,600	[1,2]Melco PBL Entertainment (Macau) Ltd., ADR	0	0	2,920,262	2,920,262
0	0	53,000	53,000	Nordstrom, Inc.	0	0	2,686,570	2,686,570
0	0	405,900	405,900	PDG Realty SA	0	0	1,789,710	1,789,710
0	6,000	0	6,000	PVH Corp.	0	446,460	0	446,460
0	5,000	23,400	28,400	[1]Panera Bread Co.	0	668,450	3,128,346	3,796,796
0	0	95,100	95,100	Penney (J.C.) Co., Inc.	0	0	3,050,808	3,050,808
15,000	21,000	0	36,000	Petsmart, Inc.	704,250	985,950	0	1,690,200
12,000	6,000	0	18,000	Polaris Industries, Inc.	760,080	380,040	0	1,140,120
1,000	0	3,900	4,900	[1]Priceline.com, Inc.	507,720	0	1,980,108	2,487,828
5,000	0	0	5,000	Ralph Lauren Corp.	793,950	0	0	793,950
0	10,000	0	10,000	Rent-A-Center, Inc.	0	341,500	0	341,500
0	0	46,400	46,400	Ross Stores, Inc.	0	0	4,070,672	4,070,672
0	0	201,100	201,100	[1]Sally Beauty Holdings, Inc.	0	0	3,859,109	3,859,109
0	25,000	0	25,000	Service Corp. International	0	250,000	0	250,000
17,000	0	0	17,000	Starbucks Corporation	719,780	0	0	719,780
0	0	51,200	51,200	1TRW Automotive Holdings Corp.	0	0	2,155,520	2,155,520
9,000	0	0	9,000	Tiffany & Co.	717,570	0	0	717,570
10,000	0	0	10,000	Time Warner Cable, Inc., Class A	636,900	0	0	636,900
0	10,000	0	10,000	Tractor Supply Co.	0	709,400	0	709,400
0	9,000	40,300	49,300	Tupperware Brands Corp.	0	508,860	2,278,562	2,787,422
9,000	0	0	9,000	Under Armour, Inc.	759,690	0	0	759,690
0	8,000	0	8,000	Wiley (John) & Sons, Inc., Class A	0	380,480	0	380,480
0	13,000	0	13,000	Williams-Sonoma, Inc.	0	488,020	0	488,020
				TOTAL	9,122,680	8,990,385	58,066,655	76,179,720
				Consumer Staples—7.2%
0	0	48,100	48,100	Bunge Ltd.	0	0	2,971,137	2,971,137
0	13,000	66,900	79,900	Church and Dwight, Inc.	0	574,340	2,955,642	3,529,982
0	0	117,700	117,700	ConAgra Foods, Inc.	0	0	2,981,341	2,981,341
0	12,000	73,500	85,500	Corn Products International, Inc.	0	582,000	3,564,750	4,146,750
0	6,000	0	6,000	Energizer Holdings, Inc.	0	442,740	0	442,740
7,000	0	24,400	31,400	Estee Lauder Cos., Inc., Class A	689,150	0	2,402,180	3,091,330
0	3,000	0	3,000	Green Mountain Coffee Roasters Inc.	0	195,060	0	195,060
0	6,000	25,200	31,200	[1]Hansen Natural Corp.	0	534,540	2,245,068	2,779,608
0	0	37,400	37,400	Herbalife Ltd.	0	0	2,332,264	2,332,264
0	4,000	0	4,000	Ralcorp Holdings, Inc.	0	323,360	0	323,360
0	0	57,200	57,200	Reynolds American, Inc.	0	0	2,212,496	2,212,496
0	8,500	0	8,500	Ruddick Corp.	0	371,535	0	371,535
0	16,000	0	16,000	Smithfield Foods, Inc.	0	365,760	0	365,760
10,000	0	0	10,000	Whole Foods Market, Inc.	721,200	0	0	721,200
				TOTAL	1,410,350	3,389,335	21,664,878	26,464,563
				Energy—7.8%
0	10,000	0	10,000	Atwood Oceanics, Inc.	0	427,400	0	427,400
0	0	55,800	55,800	[1]Cameron International Corp.	0	0	2,742,012	2,742,012
0	2,000	0	2,000	Cimarex Energy Co.	0	128,000	0	128,000
0	0	153,700	153,700	[1]Denbury Resources, Inc.	0	0	2,413,090	2,413,090
0	0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	0	2,923,360	2,923,360
11,000	0	0	11,000	EQT Corp.	698,500	0	0	698,500
0	5,000	0	5,000	Energen Corp.	0	245,300	0	245,300
0	0	65,100	65,100	1FMC Technologies, Inc.	0	0	2,917,782	2,917,782
0	0	26,000	26,000	Golar LNG Ltd.	0	0	1,051,180	1,051,180
0	0	98,800	98,800	1McDermott International, Inc.	0	0	1,084,824	1,084,824
0	14,000	47,100	61,100	Oceaneering International, Inc.	0	585,620	1,970,193	2,555,813
0	3,000	0	3,000	Oil States International Inc.	0	208,830	0	208,830
0	0	163,100	163,100	Paramount Resources Ltd.	0	0	5,934,926	5,934,926
0	13,000	0	13,000	Patterson-Uti Energy, Inc.	0	264,160	0	264,160
0	0	47,900	47,900	Peabody Energy Corp.	0	0	2,077,423	2,077,423
0	10,000	0	10,000	Plains Exploration & Products	0	315,000	0	315,000
0	5,000	0	5,000	SM Energy Co.	0	414,550	0	414,550
0	6,000	0	6,000	Southern Union Co.	0	252,180	0	252,180
0	0	38,300	38,300	Transocean Ltd.	0	0	2,188,845	2,188,845
				TOTAL	698,500	2,841,040	25,303,635	28,843,175
				Financials—5.4%
0	6,500	0	6,500	Affiliated Managers Group, Inc.	0	601,965	0	601,965
0	4,500	0	4,500	Alexandria Real Estate Equities, Inc.	0	297,405	0	297,405
0	15,000	0	15,000	American Financial Group, Inc.	0	537,450	0	537,450
0	0	209,200	209,200	Annaly Capital Management, Inc.	0	0	3,525,020	3,525,020
0	8,500	0	8,500	BRE Properties	0	426,020	0	426,020
0	15,000	0	15,000	Berkley, W.R. Corp.	0	522,150	0	522,150
0	6,000	0	6,000	Camden Property Trust	0	363,840	0	363,840
0	0	51,300	51,300	Capital One Financial Corp.	0	0	2,342,358	2,342,358
26,000	0	74,100	100,100	Discover Financial Services	612,560	0	1,745,796	2,358,356
0	2,500	0	2,500	Everest Re Group Ltd.	0	224,800	0	224,800
0	0	79,500	79,500	[1]Ezcorp, Inc., Class A	0	0	2,208,510	2,208,510
0	17,000	0	17,000	HCC Insurance Holdings, Inc.	0	452,370	0	452,370
0	0	350,300	350,300	KeyCorp	0	0	2,473,118	2,473,118
0	13,000	0	13,000	Liberty Property Trust	0	416,000	0	416,000
0	12,000	0	12,000	Macerich Company	0	597,120	0	597,120
0	10,000	0	10,000	Raymond James Financial, Inc.	0	303,700	0	303,700
0	18,000	0	18,000	Rayonier, Inc.	0	751,140	0	751,140
0	9,000	0	9,000	Reinsurance Group of America	0	470,070	0	470,070
0	4,500	0	4,500	SL Green Realty Corp.	0	310,455	0	310,455
0	6,000	0	6,000	Taubman Centers, Inc.	0	367,380	0	367,380
0	14,000	0	14,000	UDR, Inc.	0	349,020	0	349,020
				TOTAL	612,560	6,990,885	12,294,802	19,898,247
				Health Care—14.9%
16,000	0	0	16,000	Aetna, Inc.	636,160	0	0	636,160
0	0	55,400	55,400	[1]Agilent Technologies, Inc.	0	0	2,053,678	2,053,678
0	0	32,500	32,500	[1]Alexion Pharmaceuticals, Inc.	0	0	2,194,075	2,194,075
0	0	33,500	33,500	Allergan, Inc.	0	0	2,818,020	2,818,020
0	0	89,200	89,200	[1]Arthrocare Corp.	0	0	2,689,380	2,689,380
0	0	106,300	106,300	[1]Centene Corp.	0	0	3,736,445	3,736,445
9,000	0	0	9,000	Cooper Cos., Inc.	623,700	0	0	623,700
0	0	42,600	42,600	[1]Covance, Inc.	0	0	2,161,098	2,161,098
0	8,000	0	8,000	Endo Pharmaceuticals Holdings, Inc.	0	258,480	0	258,480
0	0	35,900	35,900	[1]Express Scripts, Inc., Class A	0	0	1,641,707	1,641,707
0	34,000	0	34,000	Health Management Associates, Inc., Class A	0	297,840	0	297,840
0	15,000	0	15,000	Henry Schein, Inc.	0	1,039,800	0	1,039,800
9,000	0	53,800	62,800	Humana, Inc.	764,010	0	4,567,082	5,331,092
0	0	171,600	171,600	[1]Idenix Pharmaceuticals, Inc.	0	0	1,029,600	1,029,600
9,000	8,000	0	17,000	INDEXX Laboratories, Inc.	647,910	575,920	0	1,223,830
1,800	0	0	1,800	Intuitive Surgical, Inc.	780,948	0	0	780,948
0	7,000	0	7,000	Kinetic Concepts, Inc.	0	478,730	0	478,730
0	0	16,200	16,200	[1]Laboratory Corp. of America Holdings	0	0	1,358,370	1,358,370
0	6,000	0	6,000	LifePoint Hospitals, Inc.	0	231,960	0	231,960
0	0	61,500	61,500	Medicis Pharmaceutical Corp., Class A	0	0	2,354,835	2,354,835
0	4,500	0	4,500	Mettler-Toledo International, Inc.	0	691,200	0	691,200
0	0	61,500	61,500	[1]Mylan Laboratories, Inc.	0	0	1,203,555	1,203,555
7,000	10,000	30,000	47,000	Perrigo Co.	631,960	902,800	2,708,400	4,243,160
0	0	58,000	58,000	[1]Pharmasset, Inc.	0	0	4,083,200	4,083,200
0	0	38,400	38,400	Quality Systems, Inc.	0	0	1,494,144	1,494,144
0	0	18,500	18,500	[1]Regeneron Pharmaceuticals, Inc.	0	0	1,023,050	1,023,050
0	14,000	0	14,000	ResMed, Inc.	0	396,200	0	396,200
0	0	83,500	83,500	[1]Seattle Genetics, Inc.	0	0	1,837,000	1,837,000
14,000	0	0	14,000	UnitedHealth Group, Inc.	671,860	0	0	671,860
0	0	248,400	248,400	[1]Universal American Financial Corp.	0	0	2,856,600	2,856,600
0	11,000	0	11,000	Universal Health Services, Inc., Class B	0	439,670	0	439,670
0	11,000	0	11,000	Vertex Pharmaceuticals, Inc.	0	435,490	0	435,490
0	0	37,900	37,900	[1]Watson Pharmaceuticals, Inc.	0	0	2,545,364	2,545,364
				TOTAL	4,756,548	5,748,090	44,355,603	54,860,241
				Industrials—13.5%
0	9,000	0	9,000	AGCO Corp.	0	394,470	0	394,470
0	7,000	0	7,000	Alaska Air Group, Inc.	0	465,710	0	465,710
0	18,000	0	18,000	AMETEK, Inc.	0	711,360	0	711,360
0	9,500	0	9,500	Carlisle Co.	0	396,340	0	396,340
12,000	10,000	53,400	75,400	[1]Clean Harbors, Inc.	699,240	582,700	3,111,618	4,393,558
0	5,000	0	5,000	Corporate Executive Board Co.	0	182,950	0	182,950
0	0	116,500	116,500	[1]Corrections Corp. of America	0	0	2,589,795	2,589,795
0	7,000	65,300	72,300	Crane Co.	0	308,770	2,880,383	3,189,153
0	0	99,900	99,900	Curtiss Wright Corp.	0	0	3,274,722	3,274,722
0	10,000	0	10,000	Deluxe Corp.	0	236,200	0	236,200
0	8,000	0	8,000	Donaldson Co., Inc.	0	512,400	0	512,400
0	0	32,500	32,500	[1]Esterline Technologies Corp.	0	0	1,816,750	1,816,750
0	0	48,000	48,000	Expeditors International Washington, Inc.	0	0	2,188,800	2,188,800
0	0	70,400	70,400	1FTI Consulting, Inc.	0	0	2,774,464	2,774,464
19,000	0	0	19,000	Fastenal Co.	723,710	0	0	723,710
0	5,000	0	5,000	Gardner Denver, Inc.	0	386,650	0	386,650
0	0	58,800	58,800	[1]Genesee & Wyoming, Inc., Class A	0	0	3,481,548	3,481,548
0	0	103,100	103,100	[1]Geo Group, Inc.	0	0	1,879,513	1,879,513
0	6,000	0	6,000	Hubbell, Inc., Class B	0	358,740	0	358,740
0	11,000	0	11,000	Hunt (J.B.) Transportation Services, Inc.	0	465,410	0	465,410
0	0	18,000	18,000	1IHS, Inc., Class A	0	0	1,511,820	1,511,820
0	10,000	0	10,000	KBR, Inc.	0	279,100	0	279,100
0	11,000	0	11,000	Kansas City Southern Industries, Inc.	0	694,870	0	694,870
13,000	0	0	13,000	Kirby Corp.	800,020	0	0	800,020
0	8,000	0	8,000	Lincoln Electric Holding, Inc.	0	291,200	0	291,200
0	9,000	0	9,000	MSC Industrial Direct Co., Inc., Class A	0	612,090	0	612,090
0	6,000	0	6,000	Nordson, Inc.	0	278,220	0	278,220
0	0	61,100	61,100	Pall Corp.	0	0	3,126,487	3,126,487
0	0	31,300	31,300	Parker-Hannifin Corp.	0	0	2,552,515	2,552,515
0	0	21,900	21,900	Roper Industries, Inc.	0	0	1,776,090	1,776,090
0	6,000	55,900	61,900	[1]Thomas & Betts Corp.	0	298,140	2,777,671	3,075,811
0	9,000	0	9,000	Timken Co.	0	379,080	0	379,080
0	4,000	0	4,000	Towers Watson & Co.	0	262,800	0	262,800
13,000	4,000	0	17,000	Triumph Group, Inc.	755,300	232,400	0	987,700
0	7,000	0	7,000	Wabtec Corp.	0	470,260	0	470,260
0	0	65,000	65,000	Waste Connections, Inc.	0	0	2,213,250	2,213,250
				TOTAL	2,978,270	8,799,860	37,955,426	49,733,556
				Information Technology—19.4%
0	0	42,399	42,399	[1]Acme Packet, Inc.	0	0	1,535,268	1,535,268
7,000	7,000	0	14,000	Alliance Data Systems Corp.	717,080	717,080	0	1,434,160
0	0	52,600	52,600	Altera Corp.	0	0	1,994,592	1,994,592
0	0	103,700	103,700	Analog Devices, Inc.	0	0	3,792,309	3,792,309
0	5,000	0	5,000	Ansys, Inc.	0	271,800	0	271,800
2,000	0	4,700	6,700	[1]Apple, Inc.	809,560	0	1,902,466	2,712,026
0	14,000	0	14,000	Arrow Electronics, Inc.	0	504,700	0	504,700
0	9,000	0	9,000	Avnet, Inc.	0	272,790	0	272,790
0	0	96,700	96,700	1BMC Software, Inc.	0	0	3,361,292	3,361,292
0	0	19,200	19,200	[1]Baidu.com, Inc., ADR	0	0	2,691,456	2,691,456
0	0	42,500	42,500	[1]Cognizant Technology Solutions Corp.	0	0	3,091,875	3,091,875
0	0	20,900	20,900	1F5 Networks, Inc.	0	0	2,172,555	2,172,555
0	7,000	0	7,000	FactSet Research Systems, Inc.	0	695,940	0	695,940
0	19,000	0	19,000	Fairchild Semiconductor Corp.	0	284,430	0	284,430
0	12,000	0	12,000	Gartner Group, Inc.	0	462,240	0	462,240
0	0	54,100	54,100	Intuit, Inc.	0	0	2,903,547	2,903,547
0	0	55,300	55,300	KLA-Tencor Corp.	0	0	2,604,077	2,604,077
0	9,000	0	9,000	Lam Research Corp.	0	386,910	0	386,910
14,000	0	64,900	78,900	1MICROS Systems Corp.	689,080	0	3,194,378	3,883,458
0	0	95,700	95,700	MKS Instruments, Inc.	0	0	2,549,448	2,549,448
0	8,000	0	8,000	MSCI, Inc. Class A	0	267,120	0	267,120
0	0	196,300	196,300	[1]Marvell Technology Group LTd.	0	0	2,746,237	2,746,237
2,000	0	0	2,000	Mastercard Inc., Class A	694,480	0	0	694,480
0	0	66,042	66,042	Motorola, Inc.	0	0	3,098,030	3,098,030
0	15,000	0	15,000	NCR Corp.	0	285,600	0	285,600
0	0	43,200	43,200	[1]NetApp, Inc.	0	0	1,769,472	1,769,472
0	6,500	0	6,500	Plantronics, Inc.	0	217,165	0	217,165
0	45,000	0	45,000	RF Micro Devices, Inc.	0	330,300	0	330,300
0	0	40,400	40,400	[1]Riverbed Technology, Inc.	0	0	1,114,232	1,114,232
0	0	32,200	32,200	1SINA.com	0	0	2,617,538	2,617,538
0	0	49,300	49,300	[1]Sandisk Corp.	0	0	2,498,031	2,498,031
0	10,000	0	10,000	Semtech Corp.	0	244,200	0	244,200
0	11,000	0	11,000	Skyworks Solutions, Inc.	0	217,910	0	217,910
0	0	191,600	191,600	[1]Symantec Corp	0	0	3,259,116	3,259,116
0	4,000	0	4,000	Tech Data Corp.	0	196,720	0	196,720
0	0	250,300	250,300	[1,2]Teradyne, Inc.	0	0	3,584,296	3,584,296
25,000	14,000	0	39,000	Tibco Software, Inc.	722,250	404,460	0	1,126,710
0	0	26,300	26,300	1VMware, Inc., Class A	0	0	2,570,825	2,570,825
40,000	17,000	0	57,000	ValueClick, Inc.	704,000	299,200	0	1,003,200
0	0	88,900	88,900	[1]Verifone Systems, Inc.	0	0	3,752,469	3,752,469
0	0	75,400	75,400	[1]Western Digital Corp.	0	0	2,008,656	2,008,656
				TOTAL	4,336,450	6,058,565	60,812,165	71,207,180
				Materials—7.0%
0	0	33,600	33,600	Agrium, Inc.	0	0	2,764,944	2,764,944
0	9,000	0	9,000	Albemarle Corp.	0	479,610	0	479,610
0	6,500	0	6,500	Aptargroup, Inc.	0	311,805	0	311,805
0	9,000	0	9,000	Ashland, Inc.	0	476,640	0	476,640
4,000	0	18,600	22,600	CF Industries Holdings, Inc.	649,080	0	3,018,222	3,667,302
0	0	18,939	18,939	Cliffs Natural Resources, Inc.	0	0	1,292,018	1,292,018
0	6,000	0	6,000	Domtar Corp.	0	491,460	0	491,460
0	0	61,300	61,300	Eastman Chemical Co.	0	0	2,408,477	2,408,477
0	0	55,900	55,900	[1]Intrepid Potash, Inc.	0	0	1,555,697	1,555,697
0	0	44,298	44,298	Mosaic Co./The	0	0	2,594,091	2,594,091
0	2,000	0	2,000	Newmarket Corp.	0	388,280	0	388,280
0	9,000	0	9,000	Rock-Tenn Co., Class A	0	532,710	0	532,710
0	8,500	56,900	65,400	Silgan Holdings, Inc.	0	319,090	2,136,026	2,455,116
0	0	191,300	191,300	[1]Stillwater Mining Co.	0	0	2,173,168	2,173,168
0	17,000	0	17,000	Temple-Inland, Inc.	0	540,770	0	540,770
0	0	22,600	22,600	Walter Industries, Inc.	0	0	1,709,690	1,709,690
0	0	134,200	134,200	Yamana Gold, Inc.	0	0	2,008,974	2,008,974
				TOTAL	649,080	3,540,365	21,661,307	25,850,752
				Telecommunication Services—1.0%
0	0	82,700	82,700	BCE, Inc.	0	0	3,275,747	3,275,747
0	20,000	0	20,000	TW Telecom, Inc.	0	370,000	0	370,000
				TOTAL	0	370,000	3,275,747	3,645,747
				Utilities—2.0%
0	11,000	0	11,000	Alliant Energy Corp.	0	448,580	0	448,580
0	6,000	0	6,000	Cleco Corp.	0	221,220	0	221,220
0	10,500	0	10,500	NSTAR	0	473,445	0	473,445
0	10,400	0	10,400	National Fuel Gas Co.	0	637,416	0	637,416
0	0	100,800	100,800	Northeast Utilities Co.	0	0	3,484,656	3,484,656
0	14,000	0	14,000	OGE Energy Co.	0	724,360	0	724,360
25,000	0	0	25,000	PPL Corp.	734,250	0	0	734,250
0	21,000	0	21,000	Questar Corp.	0	404,670	0	404,670
0	13,000	0	13,000	UGI Corp.	0	372,710	0	372,710
				TOTAL	734,250	3,282,401	3,484,656	7,501,307
				TOTAL COMMON STOCKS (IDENTIFIED COST $321,575,096)	25,298,688	50,010,926	288,874,874	364,184,488
				MUTUAL FUND—3.1%
0	0	10,597,522	10,597,522	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	0	0	10,597,522	10,597,522
743,519	111,488	0	855,007	[3,4]Performance Money Market Fund, 0.029%	743,519	111,488	0	855,007
				TOTAL (at Net Asset Value)	743,519	111,488	10,597,522	11,452,529
				TOTAL INVESTMENTS—102.0% (IDENTIFIED COST $333,027,625)[6]	26,042,207	50,122,414	299,472,396	375,637,017
				OTHER ASSETS AND LIABILITIES - NET—(2.0)%[7,8]	(25,221)	960,939	(8,273,624)	(7,337,906)
				TOTAL NET ASSETS—100%	26,016,986	51,083,353	291,198,772	368,299,111
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $334,268,892.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

	Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

	Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
	Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	As of October 31, 2011, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

	As of October 31, 2011, all investments of the Performance Leaders Equity Fund and Performance Mid Cap Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

	(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
October 31, 2011 (unaudited)
	Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$26,042,207	$50,122,414	$299,472,396	$0		$375,637,017
Cash	(2,800)	(2,949)	16,198	0		10,449
Income receivable	7,781	15,917	66,751	0		90,449
Receivable for shares sold	0	1,001,136	72,627	0		1,073,763
Receivable for investments sold	0	0	2,676,199	0		2,676,199
Prepaid assets	25,419	23,664	0	(49,083)	(a)	0
Other assets	0	0	9,954	0		9,954
Total assets	26,072,607	51,160,182	302,314,125	(49,083)		379,497,831
Liabilities:
Payable for investments purchased	0	720	5,641,856	0		5,642,576
Payable for shares redeemed	0	0	260,492	0		260,492
Payable for collateral due to broker for securities lending	0	0	4,892,000	0		4,892,000
Payable for Directors'/Trustees' fees	0	0	381	0		381
Payable to adviser	20,887	31,872	0	0		52,759
Payable for distribution services fee	612	4,520	11,005	0		16,137
Payable for shareholder services fee	851	1,676	131,258	0		133,785
Accrued expenses	7,852	14,377	178,361	0		200,590
Total liabilities	30,202	53,165	11,115,353	0		11,198,720
Net Assets	$26,042,405	$51,107,017	$291,198,772	($49,083)		$368,299,111
Net Assets Consists of:
Paid-in capital	$34,449,521	$56,143,447	$290,538,623	($49,083)	(a)	$381,082,508
Net unrealized appreciation of investments	3,248,253	10,756,996	28,604,143	0		42,609,392
Accumulated net realized loss on investments and foreign currency transactions	(11,655,369)	(15,793,426)	(27,943,994)	0		(55,392,789)
Total Net Assets	$26,042,405	$51,107,017	$291,198,772	($49,083)		$368,299,111

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$2,027,544	$15,333,040	$245,822,501	$238,847	(a)/(b)	$263,421,932
Class B Shares	$49,850	$198,216	$6,324,685	-$248,066	(b)	$6,324,685
Class C Shares	$0	$0	$10,733,395	$0		$10,733,395
Class R Shares	$0	$0	$1,483,326	$0		$1,483,326
Institutional Shares	$23,965,011	$35,575,761	$26,834,865	-$39,864	(a)/(b)	$86,335,773

Shares Outstanding
Class A Shares	274,784	1,480,809	7,219,325	(1,238,722)	(b)	7,736,196
Class B Shares	7,429	22,819	214,563	(30,248)	(b)	214,563
Class C Shares	-	-	360,098	-		360,098
Class R Shares	-	-	44,241	-		44,241
Institutional Shares	3,151,251	3,286,825	784,599	(4,698,284)	(b)	2,524,391

Net Asset Value Per Share
Class A Shares	$7.38	$10.35	$34.05	-		$34.05
Class B Shares	$6.71	$8.69	$29.48	-		$29.48
Class C Shares	-		$29.81	-		$29.81
Class R Shares	-	-	$33.53	-		$33.53
Institutional Shares	$7.60	$10.82	$34.20	-		$34.20

Offering Price Per Share
Class A Shares	$7.79*	$10.92*	$36.03**	-		$36.03 **
Class B Shares	$6.71	$8.69	$29.48	-		$29.48
Class C Shares	-		$29.81	-		$29.81
Class R Shares	-	-	$33.53	-		$33.53
Institutional Shares	$7.60	$10.82	$34.20	-		$34.20

Redemption Proceeds Per Share
Class A Shares	$7.38	$10.35	$34.05	-		$34.05
Class B Shares	$6.37***	$8.25***	$27.86****	-		$27.86 ****
Class C Shares	-	-	$29.51*****	-		$29.51 *****
Class R Shares	-	-	$33.53	-		$33.53
Institutional Shares	$7.60	$10.82	$34.20	-		$34.20

Investments, at identified cost	$22,793,954	$39,365,418	$270,868,253	$0		$333,027,625

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value
**** Computation of redemption proceeds per share: 94.50/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
October 31, 2011 (unaudited)
	Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $9,370 received from an affiliated holding and net of foreign taxes withheld of $38,922)	$205,939	$673,636	$1,810,369	$0		$2,689,944
Interest (including income on securities loaned of $171,073)	11	181	180,782	0		180,974
Other income	1,981	9,455	0	0		11,436
Total Investment Income	207,931	683,272	1,991,151	0		2,882,354
Expenses:
Investment advisory fee	274,744	493,984	2,566,173	(68,686)	(a)	3,266,215
Administrative fee	15,770	37,804	310,000	(23,888)	(b)	339,686
Custodian fees	10,989	26,346	79,284	(22,587)	(c)	94,032
Transfer and dividend disbursing agent fees and expenses- Class A Shares	21,328	39,372	569,097	(22,944)	(d)	606,853
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	0	21,373	0		21,373
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	0	27,026	0		27,026
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	0	2,934	0		2,934
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	0	51,487	101,567	(e)	153,054
Directors'/Trustees' fees	2,269	5,575	4,356	(7,800)	(f)	4,400
Auditing fees	5,230	13,051	23,000	(18,281)	(g)	23,000
Legal fees	4,073	10,170	6,160	(11,464)	(h)	8,939
Portfolio accounting fees	33,835	36,239	135,389	(35,352)	(i)	170,111
Distribution services fee - A Shares	7,106	58,233	0	(65,339)	(j)	0
Distribution services fee - B Shares	601	2,794	59,820	(3,395)	(k)	59,820
Distribution services fee - C Shares	0	0	88,928	0		88,928
Distribution services fee - R Shares	0	0	3,844	0		3,844
Shareholder services fee - A Shares	0	0	676,114	43,483	(i)	719,597
Shareholder services fee - B Shares	0	0	19,940	0		19,940
Shareholder services fee - C Shares	0	0	28,570	0		28,570
Shareholder services fee - IS Shares	11,397	27,461	0	(38,858)	(m)	0
Account administration fee- A Shares	0	0	23,928	1,538	(n)	25,466
Account administration fee- C Shares	0	0	996	0		996
Share registration costs	30,079	31,165	82,890	(61,244)	(o)	82,890
Printing and postage	3,194	6,856	66,071	5,538	(p)	81,659
Chief Compliance Officer	3,113	7,690	0	(10,803)	(q)	0
Insurance premiums	0	0	4,805	0		4,805
Miscellaneous	4,932	8,856	8,225	(11,013)	(r)	11,000
Total Expenses	428,660	805,596	4,860,410	(249,528)		5,845,138

Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee	(77,890)	0	(469,920)	(6,575)	(s)	(554,385)
Waiver of administrative fee	0	0	(49,620)	41,346	(t)	(8,274)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	0	(184,644)	(11,881)	(u)	(196,525)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	0	(11,341)	0		(11,341)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	0	(12,009)	0		(12,009)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	0	(9,568)	(7,623)	(v)	(17,191)
Reimbursement of distribution services fee - Class A Shares	(2,030)	(16,638)	0	18,668	(w)	0
Fee paid indirectly from directed brokerage arrangements	0	0	(25,329)	0		(25,329)
Total Waivers, Reimbursement and Reduction	(79,920)	(16,638)	(762,431)	33,935		(825,054)
Net Expenses	348,740	788,958	4,097,979	(215,593)		5,020,084
Net Investment Income (Loss)	(140,809)	(105,686)	(2,106,828)	215,593		(2,137,730)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	3,137,546	8,760,192	43,000,799	0		54,898,537
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(1,247,234)	(2,545,248)	(19,992,577)	0		(23,785,059)
Net realized and unrealized gain on investments and foreign currency transactions	1,890,312	6,214,944	23,008,222	0		31,113,478
Change in net assets resulting from operations	$1,749,503	$6,109,258	$20,901,394	$215,593		$28,975,748

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund

Performance Mid Cap Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended October 31, 2011 (unaudited)

Note 1. Description of the Funds

The Performance Leaders Equity Fund and Performance Mid Cap Equity Fund are portfolios of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund each consist of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended October 31, 2011. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2011.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended October 31, 2011, the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund paid investment advisory fees computed at the annual rate of 1.00%, 0.75% and 0.75%, respectively, as a percentage of average daily net assets.

The investment advisers of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund, the Funds’ value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 59,488 Class A Shares, 1,463 Class A Shares and 700,047 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 274,784 Class A Shares, 7,429 Class B Shares and 3,151,251 Institutional Class Shares, respectively, of the Performance Leaders Equity Fund, and 450,101 Class A Shares, 5,819 Class A Shares and 1,039,745 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 1,480,809 Class A Shares, 22,819 Class B Shares and 3,286,825 Institutional Class Shares, respectively, of the Performance Mid Cap Equity Fund which would have been outstanding at October 31, 2011 in connection with the proposed reorganization, assuming the Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Trustmark Investment Advisors, Inc. is the investment adviser for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund. Federated Equity Management Company of Pennsylvania is the investment adviser for Federated Mid Cap Growth Strategies Fund. The advisory agreement between the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund and Trustmark Investment Advisors, Inc. provides for an annual fee equal to 1.00% and 0.75%, respectively, of the Funds’ average daily net assets. The advisory agreement between Federated Mid Cap Growth Strategies Fund and Federated Equity Management Company of Pennsylvania provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund based on the combined assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund with certain administrative personnel and services necessary to operate each Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(e)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(f)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(j)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(k)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired funds are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(l)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(m)	Adjustment to reflect removal of shareholder services fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(n)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund Class A Shares.

(o)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(q)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(r)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(s)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(t)	Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(u)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(v)	Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(w)	Adjustment to remove the waiver of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

PRO FORMA FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the six months ended April 30, 2012. The Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund (the “Acquired Funds”) will be reorganized into Federated Mid Cap Growth Strategies Fund (the “Acquiring Fund”) as of the close of business on or about September 21, 2012. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from November 1, 2011 to April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class shares of each Acquired Fund for Class A Shares, Class A Shares and Institutional Shares, respectively, of the Acquiring Fund. Under generally accepted accounting principles, the Acquiring Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, and reflect all adjustments which are necessary to a fair statement of the results of operations for the interim period presented. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Portfolios of Investments
April 30, 2012 (unaudited)
Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined		Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Shares	Shares	Shares	Shares		Value	Value	Value	Value
				COMMON STOCKS—97.7%
				Consumer Discretionary—23.0%
0	10,000	0	10,000	Aaron's, Inc.	$0	$271,700	$0	$271,700
0	4,000	0	4,000	Advance Auto Parts	0	367,200	0	367,200
0	10,000	176,950	186,950	[1]Ascena Retail Group, Inc.	0	204,800	3,623,936	3,828,736
2,000	0	0	2,000	[1]AutoZone, Inc.	792,320	0	0	792,320
11,000	0	39,100	50,100	[1]Bed Bath & Beyond, Inc.	774,290	0	2,752,249	3,526,539
0	16,000	0	16,000	Brinker International, Inc.	0	503,520	0	503,520
0	8,000	0	8,000	Cheesecake Factory, Inc.	0	252,000	0	252,000
0	0	3,800	3,800	[1]Chipotle Mexican Grill, Inc.	0	0	1,573,770	1,573,770
0	0	30,200	30,200	Coach, Inc.	0	0	2,209,432	2,209,432
0	9,500	0	9,500	Dick's Sporting Good, Inc.	0	480,700	0	480,700
0	0	70,703	70,703	[1]Discovery Communications, Inc.	0	0	3,847,657	3,847,657
9,000	2,000	0	11,000	Dollar Tree, Inc.	914,940	203,320	0	1,118,260
0	0	50,450	50,450	Expedia, Inc.	0	0	2,150,684	2,150,684
0	0	109,700	109,700	Finish Line, Inc., Class A	0	0	2,441,922	2,441,922
0	17,000	0	17,000	Foot Locker, Inc.	0	520,030	0	520,030
0	0	34,900	34,900	[1]Genesco, Inc.	0	0	2,617,500	2,617,500
0	0	64,476	64,476	HSN, Inc.	0	0	2,495,221	2,495,221
0	0	44,300	44,300	Harman International Industries, Inc.	0	0	2,196,394	2,196,394
0	0	61,500	61,500	Hasbro, Inc.	0	0	2,259,510	2,259,510
0	0	56,700	56,700	[1]Hyatt Hotels Corp.	0	0	2,439,801	2,439,801
0	0	88,600	88,600	Johnson Controls, Inc.	0	0	2,832,542	2,832,542
0	0	41,900	41,900	[1]Jos A. Bank Clothiers, inc.	0	0	1,992,345	1,992,345
0	0	52,200	52,200	Kohl’s Corp.	0	0	2,616,786	2,616,786
0	8,000	0	8,000	LKQ Corp.	0	267,600	0	267,600
0	0	103,000	103,000	Leggett and Platt, Inc.	0	0	2,242,310	2,242,310
0	0	34,043	34,043	[1]Liberty Media Corp.	0	0	2,976,720	2,976,720
21,000	0	85,500	106,500	Macy’s, Inc.	861,420	0	3,507,210	4,368,630
0	0	183,200	183,200	[1]Melco PBL Entertainment (Macau) Ltd., ADR	0	0	2,843,264	2,843,264
0	0	53,000	53,000	Nordstrom, Inc.	0	0	2,960,580	2,960,580
0	6,000	0	6,000	PVH Corp.	0	532,800	0	532,800
4,000	4,000	16,200	24,200	[1]Panera Bread Co.	631,680	631,680	2,558,304	3,821,664
15,000	16,000	0	31,000	Petsmart, Inc.	873,900	932,160	0	1,806,060
12,000	6,000	0	18,000	Polaris Industries, Inc.	953,280	476,640	0	1,429,920
1,200	0	0	1,200	[1]Priceline.com, Inc.	912,984	0	0	912,984
5,000	0	0	5,000	Ralph Lauren Corp.	861,350	0	0	861,350
0	10,000	0	10,000	Rent-A-Center, Inc.	0	342,100	0	342,100
0	0	80,100	80,100	Royal Caribbean Cruises Ltd.	0	0	2,192,337	2,192,337
0	4,000	0	4,000	Scholastic Corp.	0	122,200	0	122,200
0	0	64,201	64,201	Scripps Networks Interactive	0	0	3,224,174	3,224,174
0	25,000	0	25,000	Service Corp. International	0	289,500	0	289,500
0	6,000	0	6,000	Signet Jewelers Ltd.	0	292,620	0	292,620
17,000	0	0	17,000	Starbucks Corporation	975,460	0	0	975,460
9,000	7,000	0	16,000	Tractor Supply Co.	885,690	688,870	0	1,574,560
0	0	71,817	71,817	[1]Tumi Holdings, Inc.	0	0	1,829,179	1,829,179
0	9,000	40,300	49,300	Tupperware Brands Corp.	0	560,610	2,510,287	3,070,897
9,000	0	0	9,000	Under Armour, Inc.	881,370	0	0	881,370
0	5,000	0	5,000	Wiley (John) & Sons, Inc., Class A	0	225,950	0	225,950
0	13,000	0	13,000	Williams-Sonoma, Inc.	0	502,970	0	502,970
16,000	0	0	16,000	Wyndham Worldwide Corp.	805,440	0	0	805,440
				TOTAL	11,124,124	8,668,970	64,894,114	84,687,208
				Consumer Staples—5.1%
0	0	38,700	38,700	Bunge Ltd.	0	0	2,496,150	2,496,150
0	13,000	0	13,000	Church and Dwight, Inc.	0	660,400	0	660,400
0	0	57,500	57,500	ConAgra Foods, Inc.	0	0	1,484,650	1,484,650
0	12,000	53,400	65,400	Corn Products International, Inc.	0	684,720	3,047,004	3,731,724
0	3,000	0	3,000	Energizer Holdings, Inc.	0	213,990	0	213,990
14,000	0	48,800	62,800	Estee Lauder Cos., Inc., Class A	914,900	0	3,189,080	4,103,980
0	0	41,900	41,900	Herbalife Ltd.	0	0	2,946,408	2,946,408
0	8,000	22,595	30,595	[1]Monster Beverage Co.	0	519,680	1,467,771	1,987,451
0	15,000	0	15,000	Smithfield Foods, Inc.	0	314,400	0	314,400
10,000	0	0	10,000	Whole Foods Market, Inc.	830,700	0	0	830,700
				TOTAL	1,745,600	2,393,190	14,631,063	18,769,853
				Energy—7.1%
0	10,000	0	10,000	Atwood Oceanics, Inc.	0	443,300	0	443,300
0	0	55,800	55,800	[1]Cameron International Corp.	0	0	2,859,750	2,859,750
0	2,000	0	2,000	Cimarex Energy Co.	0	138,220	0	138,220
0	0	79,800	79,800	[1]Denbury Resources, Inc.	0	0	1,519,392	1,519,392
0	0	60,400	60,400	[1]Dresser-Rand Group, Inc.	0	0	2,940,272	2,940,272
0	9,000	0	9,000	Helix Energy Solutions	0	183,690	0	183,690
0	0	136,700	136,700	1McDermott International, Inc.	0	0	1,544,710	1,544,710
0	0	145,000	145,000	[1]Nabors Industries Ltd.	0	0	2,414,250	2,414,250
0	14,000	47,100	61,100	Oceaneering International, Inc.	0	722,820	2,431,773	3,154,593
0	6,000	0	6,000	Oil States International Inc.	0	477,480	0	477,480
0	0	106,071	106,071	Paramount Resources Ltd.	0	0	2,863,708	2,863,708
0	0	52,600	52,600	Peabody Energy Corp.	0	0	1,636,386	1,636,386
0	10,000	0	10,000	Plains Exploration & Products	0	408,500	0	408,500
0	3,500	0	3,500	SM Energy Co.	0	231,385	0	231,385
0	0	35,300	35,300	Tidewater, Inc.	0	0	1,942,559	1,942,559
0	0	68,800	68,800	Transocean Ltd.	0	0	3,466,832	3,466,832
				TOTAL	0	2,605,395	23,619,632	26,225,027
				Financials—6.8%
0	6,500	0	6,500	Affiliated Managers Group, Inc.	0	738,530	0	738,530
0	4,500	0	4,500	Alexandria Real Estate Equities, Inc.	0	337,140	0	337,140
0	15,000	0	15,000	American Financial Group, Inc.	0	583,800	0	583,800
0	0	26,600	26,600	American Tower Corp.	0	0	1,744,428	1,744,428
0	8,500	0	8,500	BRE Properties	0	446,250	0	446,250
0	15,000	0	15,000	Berkley, W.R. Corp.	0	564,900	0	564,900
0	6,000	0	6,000	Camden Property Trust	0	406,020	0	406,020
0	10,000	0	10,000	Commerce Bancshares	0	401,000	0	401,000
0	0	103,200	103,200	Discover Financial Services	0	0	3,498,480	3,498,480
0	11,000	0	11,000	East West Bancorp Inc.	0	250,470	0	250,470
0	2,500	0	2,500	Everest Re Group Ltd.	0	247,750	0	247,750
0	25,000	0	25,000	Fidelity National Title	0	481,750	0	481,750
0	12,000	0	12,000	HCC Insurance Holdings, Inc.	0	383,520	0	383,520
0	0	103,879	103,879	Invesco Ltd.	0	0	2,580,355	2,580,355
0	0	313,400	313,400	Janus Capital Group, Inc.	0	0	2,375,572	2,375,572
0	0	336,900	336,900	KeyCorp	0	0	2,708,676	2,708,676
0	8,000	0	8,000	Liberty Property Trust	0	291,600	0	291,600
0	12,000	0	12,000	Macerich Company	0	738,840	0	738,840
0	0	35,200	35,200	Post Properties, Inc.	0	0	1,714,240	1,714,240
0	9,000	0	9,000	Protective Life Corp.	0	263,340	0	263,340
0	10,000	0	10,000	Raymond James Financial, Inc.	0	366,200	0	366,200
0	18,000	0	18,000	Rayonier, Inc.	0	816,300	0	816,300
0	9,000	0	9,000	Reinsurance Group of America	0	523,260	0	523,260
0	4,500	0	4,500	SL Green Realty Corp.	0	370,980	0	370,980
0	5,000	0	5,000	SVB Financial Group	0	320,450	0	320,450
0	4,000	0	4,000	Signature Bank	0	262,760	0	262,760
9,000	6,000	0	15,000	Taubman Centers, Inc.	694,620	463,080	0	1,157,700
0	14,000	0	14,000	UDR, Inc.	0	368,620	0	368,620
				TOTAL	694,620	9,626,560	14,621,751	24,942,931
				Health Care—12.7%
16,000	0	0	16,000	Aetna, Inc.	704,640	0	0	704,640
0	0	55,400	55,400	[1]Agilent Technologies, Inc.	0	0	2,336,772	2,336,772
0	0	22,200	22,200	[1]Alexion Pharmaceuticals, Inc.	0	0	2,005,104	2,005,104
0	0	29,400	29,400	Allergan, Inc.	0	0	2,822,400	2,822,400
0	0	47,900	47,900	[1]Amerigroup Corp.	0	0	2,958,304	2,958,304
0	0	174,600	174,600	[1]Ariad Pharmaceuticals, Inc.	0	0	2,845,980	2,845,980
0	0	91,700	91,700	[1]Centene Corp.	0	0	3,630,403	3,630,403
0	8,000	0	8,000	Endo Pharmaceuticals Holdings, Inc.	0	281,120	0	281,120
0	0	57,600	57,600	[1,2]Express Scripts, Inc., Class A	0	0	3,213,504	3,213,504
0	11,000	0	11,000	Henry Schein, Inc.	0	844,140	0	844,140
9,000	0	31,900	40,900	Humana, Inc.	726,120	0	2,573,692	3,299,812
0	0	660,800	660,800	[1]Idenix Pharmaceuticals, Inc.	0	0	5,795,216	5,795,216
0	8,000	0	8,000	INDEXX Laboratories, Inc.	0	703,440	0	703,440
1,800	0	0	1,800	Intuitive Surgical, Inc.	1,040,760	0	0	1,040,760
0	6,000	0	6,000	LifePoint Hospitals, Inc.	0	234,120	0	234,120
0	4,500	0	4,500	Mettler-Toledo International, Inc.	0	806,940	0	806,940
0	0	47,200	47,200	[1]Molina Healthcare, Inc.	0	0	1,210,680	1,210,680
0	0	131,600	131,600	[1]Mylan Laboratories, Inc.	0	0	2,857,036	2,857,036
0	0	71,300	71,300	St. Jude Medical, Inc.	0	0	2,760,736	2,760,736
14,000	0	0	14,000	UnitedHealth Group, Inc.	786,100	0	0	786,100
0	11,000	0	11,000	Universal Health Services, Inc., Class B	0	469,810	0	469,810
0	4,000	0	4,000	Vertex Pharmaceuticals, Inc.	0	153,920	0	153,920
0	0	188,500	188,500	[1]Vivus, Inc.	0	0	4,565,470	4,565,470
0	5,000	0	5,000	Wellcare Group, Inc.	0	305,900	0	305,900
				TOTAL	3,257,620	3,799,390	39,575,297	46,632,307
				Industrials—16.8%
0	9,000	0	9,000	AGCO Corp.	0	419,220	0	419,220
0	14,000	0	14,000	Alaska Air Group, Inc.	0	473,200	0	473,200
0	18,000	0	18,000	AMETEK, Inc.	0	905,940	0	905,940
15,000	9,000	0	24,000	BE Aerospace, Inc.	705,450	423,270	0	1,128,720
0	9,500	0	9,500	Carlisle Co.	0	523,070	0	523,070
12,000	8,000	39,400	59,400	[1]Clean Harbors, Inc.	818,880	545,920	2,688,656	4,053,456
0	5,000	0	5,000	Corporate Executive Board Co.	0	206,850	0	206,850
0	0	116,500	116,500	[1]Corrections Corp. of America	0	0	3,365,685	3,365,685
0	7,000	59,400	66,400	Crane Co.	0	308,910	2,621,322	2,930,232
0	0	99,900	99,900	Curtiss Wright Corp.	0	0	3,525,471	3,525,471
0	0	59,200	59,200	Danaher Corp.	0	0	3,209,824	3,209,824
0	16,000	0	16,000	Donaldson Co., Inc.	0	554,560	0	554,560
0	0	51,100	51,100	[1]Esterline Technologies Corp.	0	0	3,499,839	3,499,839
0	0	31,500	31,500	Expeditors International Washington, Inc.	0	0	1,260,000	1,260,000
19,000	0	0	19,000	Fastenal Co.	889,580	0	0	889,580
0	0	129,000	129,000	[1]Foster Wheeler AG	0	0	2,967,000	2,967,000
0	0	54,375	54,375	Heico Corp.	0	0	2,192,400	2,192,400
0	6,000	0	6,000	Hubbell, Inc., Class B	0	481,440	0	481,440
0	11,000	0	11,000	Hunt (J.B.) Transportation Services, Inc.	0	608,630	0	608,630
0	0	71,600	71,600	IDEX Corp.	0	0	3,100,996	3,100,996
0	14,000	0	14,000	KBR, Inc.	0	474,040	0	474,040
10,000	8,000	0	18,000	Kansas City Southern Industries, Inc.	770,200	616,160	0	1,386,360
0	6,000	0	6,000	Kennametal	0	253,380	0	253,380
13,000	3,000	0	16,000	Kirby Corp.	862,810	199,110	0	1,061,920
0	12,000	0	12,000	Lincoln Electric Holding, Inc.	0	588,120	0	588,120
0	9,000	0	9,000	MSC Industrial Direct Co., Inc., Class A	0	663,390	0	663,390
0	0	126,700	126,700	Newalta, Inc.	0	0	1,812,290	1,812,290
0	0	49,100	49,100	Pall Corp.	0	0	2,926,851	2,926,851
0	0	40,300	40,300	Parker-Hannifin Corp.	0	0	3,533,907	3,533,907
0	0	86,900	86,900	[1]Quanta Services, Inc.	0	0	1,922,228	1,922,228
7,000	0	34,400	41,400	Roper Industries, Inc.	713,300	0	3,505,360	4,218,660
0	9,000	0	9,000	Timken Co.	0	508,590	0	508,590
0	6,000	0	6,000	Towers Watson & Co.	0	392,400	0	392,400
13,000	6,000	0	19,000	Triumph Group, Inc.	816,660	376,920	0	1,193,580
0	2,500	0	2,500	Valmont Industries, Inc.	0	309,825	0	309,825
9,000	7,000	0	16,000	Wabtec Corp.	700,020	544,460	0	1,244,480
0	0	116,075	116,075	Xylem, Inc.	0	0	3,236,171	3,236,171
				TOTAL	6,276,900	10,377,405	45,368,000	62,022,305
				Information Technology—18.2%
0	0	73,100	73,100	1ACI Worldwide, Inc.	0	0	2,913,766	2,913,766
7,000	7,000	24,500	38,500	Alliance Data Systems Corp.	899,430	899,430	3,148,005	4,946,865
0	7,000	0	7,000	Ansys, Inc.	0	469,490	0	469,490
1,700	0	2,900	4,600	[1]Apple, Inc.	993,208	0	1,694,296	2,687,504
0	14,000	0	14,000	Arrow Electronics, Inc.	0	588,700	0	588,700
0	9,000	0	9,000	Avnet, Inc.	0	324,720	0	324,720
0	0	69,400	69,400	[1]Broadcom Corp.	0	0	2,540,040	2,540,040
5,000	0	19,400	24,400	1F5 Networks, Inc.	669,650	0	2,598,242	3,267,892
0	5,000	0	5,000	FactSet Research Systems, Inc.	0	524,300	0	524,300
0	8,000	0	8,000	Gartner Group, Inc.	0	350,400	0	350,400
0	0	59,900	59,900	Global Payments, inc.	0	0	2,781,157	2,781,157
0	0	58,079	58,079	IAC Interactive Corp.	0	0	2,796,504	2,796,504
0	0	46,700	46,700	Intuit, Inc.	0	0	2,707,199	2,707,199
0	0	55,300	55,300	KLA-Tencor Corp.	0	0	2,883,895	2,883,895
0	9,000	0	9,000	Lam Research Corp.	0	374,850	0	374,850
0	0	41,100	41,100	1MICROS Systems Corp.	0	0	2,335,713	2,335,713
0	8,000	0	8,000	MSCI, Inc. Class A	0	292,720	0	292,720
0	0	196,300	196,300	[1]Marvell Technology Group Ltd.	0	0	2,946,463	2,946,463
2,000	0	0	2,000	Mastercard Inc., Class A	904,540	0	0	904,540
0	15,000	0	15,000	NCR Corp.	0	352,500	0	352,500
0	0	173,600	173,600	1NVIDIA Corp.	0	0	2,256,800	2,256,800
0	0	54,500	54,500	[1]NetApp, Inc.	0	0	2,116,235	2,116,235
0	0	276,000	276,000	1ON Semiconductor Corp.	0	0	2,279,760	2,279,760
0	0	284,800	284,800	1PMC-Sierra, Inc.	0	0	2,013,536	2,013,536
0	6,500	0	6,500	Plantronics, Inc.	0	249,080	0	249,080
0	5,000	0	5,000	Rackspace Hosting Inc.	0	290,450	0	290,450
0	0	88,200	88,200	[1]Riverbed Technology, Inc.	0	0	1,740,186	1,740,186
0	0	65,300	65,300	[1]Sandisk Corp.	0	0	2,416,753	2,416,753
0	10,000	0	10,000	Semtech Corp.	0	272,600	0	272,600
0	0	154,100	154,100	[1]Symantec Corp	0	0	2,545,732	2,545,732
0	0	61,700	61,700	[1]Synaptics, Inc.	0	0	1,894,807	1,894,807
0	12,000	0	12,000	Synopsys, Inc.	0	360,120	0	360,120
0	6,000	0	6,000	Tech Data Corp.	0	322,740	0	322,740
0	0	29,249	29,249	[1]Teradata Corp.	0	0	2,040,995	2,040,995
0	11,000	0	11,000	Tibco Software, Inc.	0	361,900	0	361,900
0	0	28,300	28,300	1VMware, Inc., Class A	0	0	3,161,676	3,161,676
40,000	17,000	0	57,000	ValueClick, Inc.	847,200	360,060	0	1,207,260
0	0	35,300	35,300	[1]Verifone Systems, Inc.	0	0	1,681,692	1,681,692
0	0	72,400	72,400	[1]Western Digital Corp.	0	0	2,809,844	2,809,844
				TOTAL	4,314,028	6,394,060	56,303,296	67,011,384
				Materials—6.5%
8,000	0	0	8,000	Airgas, Inc.	733,120	0	0	733,120
0	9,000	0	9,000	Albemarle Corp.	0	587,700	0	587,700
0	6,500	0	6,500	Aptargroup, Inc.	0	354,315	0	354,315
0	9,000	0	9,000	Ashland, Inc.	0	592,830	0	592,830
0	0	60,700	60,700	Ball Corp.	0	0	2,534,832	2,534,832
0	0	53,800	53,800	Cabot Corp.	0	0	2,320,394	2,320,394
0	0	37,958	37,958	Cliffs Natural Resources, Inc.	0	0	2,363,265	2,363,265
0	4,000	0	4,000	Cytec Industries Inc.	0	254,280	0	254,280
0	6,000	0	6,000	Domtar Corp.	0	524,880	0	524,880
0	0	44,900	44,900	Eastman Chemical Co.	0	0	2,423,253	2,423,253
0	2,000	11,200	13,200	Newmarket Corp.	0	446,440	2,500,064	2,946,504
0	9,000	0	9,000	Rock-Tenn Co., Class A	0	560,970	0	560,970
0	4,000	0	4,000	Sensient Technologies	0	148,600	0	148,600
0	8,500	21,300	29,800	Silgan Holdings, Inc.	0	372,895	934,431	1,307,326
0	0	429,300	429,300	[1]Stillwater Mining Co.	0	0	4,606,389	4,606,389
0	0	23,100	23,100	Westlake Chemical Corp.	0	0	1,477,245	1,477,245
0	3,000	0	3,000	Wright Express Corp.	0	191,460	0	191,460
				TOTAL	733,120	4,034,370	19,159,873	23,927,363
				Telecommunication Services—0.8%
0	0	47,300	47,300	[1]Crown Castle International Corp.	0	0	2,677,653	2,677,653
0	20,000	0	20,000	TW Telecom, Inc.	0	435,600	0	435,600
				TOTAL	0	435,600	2,677,653	3,113,253
				Utilities—0.7%
0	11,000	0	11,000	Alliant Energy Corp.	0	497,640	0	497,640
0	6,000	0	6,000	Cleco Corp.	0	244,800	0	244,800
0	13,776	0	13,776	Northeast Utilities	0	506,544	0	506,544
0	14,000	0	14,000	OGE Energy Co.	0	755,440	0	755,440
0	21,000	0	21,000	Questar Corp.	0	414,750	0	414,750
				TOTAL	0	2,419,174	0	2,419,174
				TOTAL COMMON STOCKS (IDENTIFIED COST $306,647,938)	28,146,012	50,754,114	280,850,679	359,750,805
				MUTUAL FUNDS—1.8%
0	0	4,071,734	4,071,734	[3,4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	0	0	4,071,734	4,071,734
715,637	1,815,877	0	2,531,514	[3,4]Performance Money Market Fund, 0.029%	715,637	1,815,877	0	2,531,514
				TOTAL MUTUAL FUNDS (at Net Asset Value)	715,637	1,815,877	4,071,734	6,603,248
				TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $313,251,186)[6]	28,861,649	52,569,991	284,922,413	366,354,053
				OTHER ASSETS AND LIABILITIES - NET—0.5%[7,8]	(29,778)	(44,176)	1,965,805	1,891,851
				TOTAL NET ASSETS—100%	$28,831,871	$52,525,815	$286,888,218	$368,245,904
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $313,251,186.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of Federated Mid Cap Growth Strategies Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

As of April 30, 2012, all investments of the Performance Mid Cap Equity Fund and Performance Leaders Equity Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:
ADR - American Depositary Receipt

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Assets & Liabilities
April 30, 2012 (unaudited)
	Performance Leaders Equity Fund	Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Assets:
Total investments in securities, at value	$28,861,649	$52,569,991	$284,922,413	$0		$366,354,053
Income receivable	5,944	12,910	59,664	0		78,518
Receivable for shares sold	0	0	76,494	0		76,494
Receivable for investments sold	0	0	8,138,927	0		8,138,927
Prepaid assets	13,514	13,893	0	(27,407)	(a)	0
Other assets	0	0	9,506	0		9,506
Total assets	28,881,107	52,596,794	293,207,004	(27,407)		374,657,498
Liabilities:
Payable for investments purchased	0	0	3,900,232	0		3,900,232
Payable for shares redeemed	0	0	440,331	0		440,331
Payable for collateral due to broker for securities lending	0	0	1,717,500	0		1,717,500
Payable for Directors'/Trustees' fees	0	729	625	0		1,354
Payable to adviser	23,375	31,901	0	0		55,276
Payable for distribution services fee	684	4,738	10,904	0		16,326
Payable for shareholder services fee	950	1,482	128,923	0		131,355
Accrued expenses	10,713	18,236	120,271	0		149,220
Total liabilities	35,722	57,086	6,318,786	0		6,411,594
Net Assets	$28,845,385	$52,539,708	$286,888,218	($27,407)		$368,245,904
Net Assets Consists of:
Paid-in capital	$33,186,630	$52,210,352	$266,260,980	($27,407)	(a)	$351,630,555
Net unrealized appreciation of investments	6,815,310	13,601,595	32,685,960	0		53,102,865
Accumulated net realized loss on investments and foreign currency transactions	(11,010,967)	(13,115,472)	(11,531,345)	0		(35,657,784)
Accumulated net investment income (loss)	(145,588)	(156,767)	(527,377)	0		(829,732)
Total Net Assets	$28,845,385	$52,539,708	$286,888,218	($27,407)		$368,245,904

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$2,282,686		$16,415,502		$241,919,440		$156,426	(a)/(b)	$260,774,054
Class B Shares	$50,228		$111,661		$5,399,707		-$161,889	(b)	$5,399,707
Class C Shares					$10,686,533		$0		$10,686,533
Class R Shares					$2,010,540		$0		$2,010,540
Institutional Shares	$26,512,471		$36,012,545		$26,871,998		-$21,944	(a)/(b)	$89,375,070

Shares Outstanding
Class A Shares	266,619		1,427,455		6,627,604		(1,177,510)	(b)	7,144,168
Class B Shares	6,475		11,618		171,520		(18,093)	(b)	171,520
Class C Shares	-		-		335,699		-		335,699
Class R Shares	-		-		56,076		-		56,076
Institutional Shares	3,000,884		2,992,879		732,015		(4,291,145)	(b)	2,434,633

Net Asset Value Per Share
Class A Shares	$8.56		$11.50		$36.50		-		$36.50
Class B Shares	$7.76		$9.61		$31.48		-		$31.48
Class C Shares	-		-		$31.83		-		$31.83
Class R Shares	-		-		$35.85		-		$35.85
Institutional Shares	$8.83		$12.03		$36.71		-		$36.71

Offering Price Per Share
Class A Shares	$9.03	*	$12.14	*	$38.62	**	-		$38.62	**
Class B Shares	$7.76		$9.61		$31.48		-		$31.48
Class C Shares	-		-		$31.83		-		$31.83
Class R Shares	-		-		$35.85		-		$35.85
Institutional Shares	$8.83		$12.03		$36.71		-		$36.71

Redemption Proceeds Per Share
Class A Shares	$8.56		$11.50		$36.50		-		$36.50
Class B Shares	$7.37	***	$9.13	***	$29.75	****	-		$29.75	****
Class C Shares	-		-		$31.51	*****	-		$31.51	*****
Class R Shares	-		-		$35.85		-		$35.85
Institutional Shares	$8.83		$12.03		$36.71		-		$36.71

Investments, at identified cost	$22,046,338		$38,968,395		$252,236,453		$0		$313,251,186

* Computation of offering price per share: 100/94.75 of net asset value.
** Computation of offering price per share: 100/94.50 of net asset value.
*** Computation of redemption proceeds per share: 95/100 of net asset value.
**** Computation of redemption proceeds per share: 94.5/100 of net asset value.
***** Computation of redemption proceeds per share: 99/100 of net asset value.
(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund
Performance Mid Cap Equity Fund
Federated Mid Cap Growth Strategies Fund
Pro Forma Combining Statements of Operations
April 30, 2012 (unaudited)
Performance Leaders Equity Fund		Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund	Pro Forma Adjustment		Federated Mid Cap Growth Strategies Fund Pro Forma Combined
Investment Income:
Dividends (including $2,524 received from an affiliated holding and net of foreign taxes withheld of $6,930)	$103,826	$216,783	$1,278,210	$0		$1,598,819
Interest income on securities loaned	0	0	14,452	0		14,452
Total Investment Income	103,826	216,783	1,292,662	0		1,613,271
Expenses:
Investment advisory fee	133,287	189,907	1,093,940	(33,352)	(a)	1,383,782
Administrative fee	7,664	14,570	154,154	(22,234)	(b)	154,154
Custodian fees	5,332	10,136	24,518	(8,972)	(c)	31,014
Transfer and dividend disbursing agent fees and expenses- Class A Shares	10,610	19,406	228,777	(13,510)	(d)	245,283
Transfer and dividend disbursing agent fees and expenses- Class B Shares	0	0	8,259	0		8,259
Transfer and dividend disbursing agent fees and expenses- Class C Shares	0	0	11,074	0		11,074
Transfer and dividend disbursing agent fees and expenses- Class R Shares	0	0	3,137	0		3,137
Transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	0	17,983	39,447	(e)	57,430
Directors'/Trustees' fees	1,390	2,651	1,512	(4,041)	(f)	1,512
Auditing fees	2,220	3,985	11,437	(6,205)	(g)	11,437
Legal fees	1,774	15,155	4,039	(16,929)	(h)	4,039
Portfolio accounting fees	16,650	17,393	62,536	(17,464)	(i)	79,115
Distribution services fee - A Shares	3,615	27,102	0	(30,717)	(j)	0
Distribution services fee - B Shares	259	757	22,381	(1,016)	(k)	22,381
Distribution services fee - C Shares	0	0	40,468	0		40,468
Distribution services fee - R Shares	0	0	4,509	0		4,509
Shareholder services fee - A Shares	0	0	288,429	20,809	(l)	309,238
Shareholder services fee - B Shares	0	0	7,460	0		7,460
Shareholder services fee - C Shares	0	0	13,116	0		13,116
Shareholder services fee - IS Shares	5,477	9,253	0	(14,730)	(m)	0
Account administration fee- A Shares	0	0	10,475	754	(n)	11,229
Account administration fee- C Shares	0	0	379	0		379
Share registration costs	15,075	16,327	35,088	(31,402)	(o)	35,088
Printing and postage	1,276	2,120	30,208	4,604	(p)	38,208
Chief Compliance Officer	1,572	2,855	0	(4,427)	(q)	0
Insurance premiums	0	0	2,171	0		2,171
Miscellaneous	2,874	5,465	7,418	(8,339)	(r)	7,418
Total Expenses	209,075	337,082	2,083,468	(147,723)		2,481,902

Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee	(38,641)	0	(117,452)	18,932	(s)	(137,161)
Waiver of administrative fee	0	0	(30,863)	(8,193)	(t)	(39,056)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class A Shares	0	0	(99,373)	(7,188)	(u)	(106,561)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class B Shares	0	0	(5,282)	0		(5,282)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Class C Shares	0	0	(5,770)	0		(5,770)
Reimbursement of transfer and dividend disbursing agent fees and expenses- Institutional Shares	0	0	(4,689)	(10,271)	(v)	(14,960)
Reimbursement of distribution services fee – Class A Shares	(1,033)	(7,744)	0	8,777	(w)	0
Total Waivers and Reimbursements	(39,674)	(7,744)	(263,429)	2,057		(308,790)
Net Expenses	169,401	329,338	1,820,039	(145,667)		2,173,111
Net Investment Income (Loss)	(65,575)	(112,555)	(527,377)	145,667		(559,840)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)	564,387	2,633,884	16,412,649	0		19,610,920
Net change in unrealized appreciation of investments	3,567,058	2,844,599	4,081,817	0		10,493,474
Net realized and unrealized gain on investments and foreign currency transactions	4,131,445	5,478,483	20,494,466	0		30,104,394
Change in net assets resulting from operations	$4,065,870	$5,365,928	$19,967,089	$145,667		$29,544,554

(See Notes to Pro Forma Financial Statements)

Performance Leaders Equity Fund

Performance Mid Cap Equity Fund

Federated Mid Cap Growth Strategies Fund

Notes to Pro Forma Financial Statements

For the Period Ended April 30, 2012 (unaudited)

Note 1. Description of the Funds

The Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund are portfolios of Performance Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company. Federated Mid Cap Growth Strategies Fund is a portfolio of Federated Equity Funds, which is registered under the Act as an open-end management investment company. The Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund each consist of three classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. Federated Mid Cap Growth Strategies Fund consists of five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the six months ended April 30, 2012. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2012.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Institutional Class Shares of the Performance Leaders Equity Fund and the Performance Mid Cap Equity for Class A Shares, Class A Shares and Institutional Shares, respectively, of Federated Mid Cap Growth Strategies Fund. Under generally accepted accounting principles, Federated Mid Cap Growth Strategies Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended April 30, 2012, the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund paid investment advisory fees computed at the annual rate of 1.00%, 0.75% and 0.75%, respectively, as a percentage of average daily net assets.

The investment advisers of the Performance Leaders Equity Fund, the Performance Mid Cap Equity Fund and Federated Mid Cap Growth Strategies Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mid Cap Growth Strategies Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees of Federated Mid Cap Growth Strategies Fund have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Fund’s investment adviser, Federated Equity Management Company of Pennsylvania, determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when Federated Equity Management Company of Pennsylvania determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

With respect to the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund, the Funds’ value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 62,510 Class A Shares, 1,376 Class A Shares and 721,876 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 266,619 Class A Shares, 6,475 Class B Shares and 3,000,884 Institutional Class Shares, respectively, of the Performance Leaders Equity Fund, and 449,621 Class A Shares, 3,058 Class A Shares and 980,742 Institutional Shares of Federated Mid Cap Growth Strategies Fund in exchange for 1,427,455 Class A Shares, 11,618 Class B Shares and 2,992,879 Institutional Class Shares, respectively, of the Performance Mid Cap Equity Fund which would have been outstanding at April 30, 2012 in connection with the proposed reorganization, assuming the Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Code. After the acquisition, Federated Mid Cap Growth Strategies Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Trustmark Investment Advisors, Inc. is the investment adviser for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund. Federated Equity Management Company of Pennsylvania is the investment adviser for Federated Mid Cap Growth Strategies Fund. The advisory agreement between the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund and Trustmark Investment Advisors, Inc. provides for an annual fee equal to 1.00% and 0.75%, respectively, of the Funds’ average daily net assets. The advisory agreement between Federated Mid Cap Growth Strategies Fund and Federated Equity Management Company of Pennsylvania provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund based on the combined assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides Federated Mid Cap Growth Strategies Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar arrangement, Citi Fund Services, Ohio, Inc. provides the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund with certain administrative personnel and services necessary to operate each Fund. An adjustment to the combined administrative fee reflects the fee structure of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(e)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(f)	Adjustment to reflect Directors/Trustees fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(g)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(h)	Adjustment to reflect legal fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(i)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(j)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class A Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a distribution fee.

(k)	Adjustment to reflect removal of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund Class B Shares from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Class B Shares of the acquired funds are going into Class A Shares of Federated Mid Cap Growth Strategies Fund.

(l)	Federated Mid Cap Growth Strategies Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund.

(m)	Adjustment to reflect removal of shareholder services fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Institutional Shares of Federated Mid Cap Growth Strategies Fund do not currently incur a shareholder services fee.

(n)	Adjustment to reflect account administration fee based upon the current expense structure of Federated Mid Cap Growth Strategies Fund on average daily net assets of the Federated Mid Cap Growth Strategies Fund Pro Forma Combined Fund Class A Shares.

(o)	Adjustment to reflect share registration costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(p)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(q)	Adjustment to reflect removal of Chief Compliance Officer fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund from Federated Mid Cap Growth Strategies Fund Pro Forma Combined since Federated Mid Cap Growth Strategies Fund does not currently incur such a fee.

(r)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(s)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined. Federated Equity Management Company of Pennsylvania and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22% and 0.97%, respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund’s next effective Prospectus. Federated Equity Management Company of Pennsylvania and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(t)         Adjustment to reflect the voluntary waiver of administrative fees on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined.

(u)       Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Class A Shares.

(v)       Adjustment to reflect the voluntary waiver of transfer and dividend disbursing agent fees and expenses on the average daily net assets of Federated Mid Cap Growth Strategies Fund Pro Forma Combined Institutional Shares.

(w)      Adjustment to remove the waiver of distribution fees for the Performance Leaders Equity Fund and the Performance Mid Cap Equity Fund since Federated Mid Cap Growth Strategies Fund does not currently incur a distribution fee on Class A Shares.

Part C. Other Information

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)

3	Not applicable

4.1	Form of Plan of Reorganization-Money Market Fund	+
4.2	Form of Plan of Reorganization-U.S. Treasury Money Market Fund	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dtd. 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dtd. 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dtd. June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)

10.1	Conformed copy of Distribution Plan and Exhibits A-R	(35)
10.2	Exhibits S-W	(54)
10.3	Conformed copy of Distributor’s Contract	(38)
10.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust-Class B Shares)	(23)
10.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
10.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
10.7	Exhibits X-Y	(57)
10.8	Exhibit U	(58)
10.9	Exhibit Z	(62)
10.10	Exhibit AA and Exhibit K	(63)
10.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued.	+

12	Form of Opinion regarding tax consequences of Reorganization (to be filed by amendment)

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
13.3	The responses described in Item 23(e)(iv) are hereby incorporated reference.
13.4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.26	Conformed copy of Financial Administration and Accounting Services Agreement dtd. March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.27	Conformed copy of Fund Accounting Agreement dtd. March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)

14.1	Conformed copy of Consent of Performance Funds’ Independent Registered Public Accounting Firm	+
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm-Federated Prime Obligations Trust	+
14.3	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm-Federated U.S. Treasury Cash Reserves.	+

15	Not Applicable

16.1	Conformed copy of Certification of Resolutions adopted by Board of Trustees	+
16.2	Conformed copy of Power of Attorney of the Registrant	+

17.1	Form of Money Market Fund Ballot	+
17.2	Form of U.S. Treasury Money Market Fund Ballot	+

+	Exhibit is being filed electronically with registration statement; indicate by footnote
ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
8	PEA No. 8 filed June 1, 1994
17	PEA No. 24 filed September 28, 1998
23	PEA No. 36 filed October 29, 1999
35	PEA No. 51 filed May 29, 2001
38	PEA No. 54 filed September 28, 2001
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
46	PEA No. 65 filed on December 30, 2003
50	PEA No. 69 filed on June 29, 2004
52	PEA No. 73 filed on December 3, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
65	PEA No. 96 filed on December 17, 2007
69	PEA No. 102 filed on September 29, 2008
71	PEA No. 104 filed on May 29, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of June 2012.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 27, 2012
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney